As filed with the Securities and Exchange Commission on April 26, 2013

Registration No. 333-138846

811-06584

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 15

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 211

JOHN HANCOCK LIFE INSURANCE COMPANY

OF NEW YORK SEPARATE ACCOUNT A

(formerly, The Manufacturers Life Insurance Company of New York)

(Exact name of Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY

OF NEW YORK

(formerly, The Manufacturers Life Insurance Company of New York)

(Name of Depositor)

(914) 773-0708

(Depositor’s Telephone Number Including Area Code)

Copy to:

100 Summit Lake Drive, Second Floor Valhalla, New York 10595	Thomas J. Loftus, Esquire John Hancock Life Insurance Company of New York 601 Congress Street Boston, MA 02210-2805
(Address of Depositor’s Principal Executive Offices)	(Name and Address of Agent for Service)

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 29, 2013, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Venture Vantage® Variable Annuity Prospectus

PREVIOUSLY ISSUED CONTRACTS

April 29, 2013

This Prospectus describes interests in VENTURE VANTAGE® flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a “Contract” and collectively, the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York, or by John Hancock Life Insurance Company of New York (“John Hancock New York”) in New York. Unless otherwise specified, “we,” “us,” “our,” or a “Company” refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Venture Vantage® Variable Annuity Contract for the name of your issuing Company. Effective April 4, 2009, the Contracts are no longer offered for sale.

Variable Investment Options. You may allocate Contract Values or Additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of John Hancock Life Insurance Company (U.S.A.) Separate Account H or, in the case of John Hancock New York, applicable Subaccounts of John Hancock Life Insurance Company of New York Separate Account A (singly, a “Separate Account” and collectively, the “Separate Accounts”). Each Subaccount invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.

JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST
500 Index Trust B1	Fundamental Large Cap Value Trust[1]	Real Return Bond Trust[1]
Active Bond Trust[1]	Fundamental Value Trust	Science & Technology Trust
All Cap Core Trust[1]	Global Bond Trust	Short Term Government Income Trust
All Cap Value Trust[1]	Global Diversification Trust	Small Cap Growth Trust
American Asset Allocation Trust	Global Trust[1]	Small Cap Index Trust[1]
American Global Growth Trust[2]	Health Sciences Trust	Small Cap Opportunities Trust
American Growth Trust	High Yield Trust[4]	Small Cap Value Trust
American Growth-Income Trust[3]	International Core Trust	Small Company Value Trust
American International Trust	International Equity Index Trust B1,5	Smaller Company Growth Trust
American New World Trust	International Growth Stock Trust[6]	Strategic Income Opportunities Trust[1]
Blue Chip Growth Trust	International Small Company Trust	Total Bond Market Trust B8
Bond Trust	International Value Trust	Total Return Trust
Capital Appreciation Trust	Investment Quality Bond Trust	Total Stock Market Index Trust[1]
Capital Appreciation Value Trust	Lifestyle Aggressive Trust	Ultra Short Term Bond Trust
Core Allocation Plus Trust	Lifestyle Balanced Trust	U.S. Equity Trust[1]
Core Bond Trust[1]	Lifestyle Conservative Trust	Utilities Trust[1]
Core Fundamental Holdings Trust	Lifestyle Growth Trust	Value Trust
Core Global Diversification Trust	Lifestyle Moderate Trust
Core Strategy Trust	Mid Cap Index Trust[1]	BLACKROCK VARIABLE SERIES FUNDS, INC.
Disciplined Diversification Trust	Mid Cap Stock Trust	BlackRock Basic Value V. I. Fund[9]
Equity-Income Trust	Mid Value Trust[1]	BlackRock Global Allocation V. I. Fund[9]
Financial Services Trust	Money Market Trust[7]	BlackRock Value Opportunities V. I. Fund[9]
Franklin Templeton Founding Allocation Trust	Natural Resources Trust
Fundamental All Cap Core Trust[1]	Real Estate Securities Trust	PIMCO VARIABLE INSURANCE TRUST
Fundamental Holdings Trust		PIMCO VIT All Asset Portfolio[1]

[1]	Not available with Venture Vantage® Contracts issued on or after May 1, 2006.
[2]	Successor to American Global Small Capitalization Trust.
[3]	Successor to American Blue Chip Income & Growth Trust.
[4]	Successor to American High-Income Bond Trust.
[5]	Successor to International Equity Index Trust A.
[6]	Successor to International Opportunities Trust.
[7]	Subject to restrictions (see “V. Description of the Contract – Frequent Transfer Restrictions”).
[8]	Successor to Total Bond Market Trust A.
[9]	Not available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.

Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Separate Accounts and the Variable Investment Options that you should know before investing. The Contracts have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

We add a “Payment Enhancement” of at least 3% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)		JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Annuities Service Center	Mailing Address	Annuities Service Center	Mailing Address
27 DryDock Avenue, Suite 3	P.O. Box 55444	27 DryDock Avenue, Suite 3	P.O. Box 55445
Boston, MA 02210-2382	Boston, MA 02205-5444	Boston, MA 02210-2382	Boston, MA 02205-5445
(800) 344-1029	www.jhannuities.com	(800) 551-2078	www.jhannuitiesnewyork.com

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I. Glossary

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 Act: The Investment Company Act of 1940, as amended.

Accumulation Period: The period between the issue date of the Contract and the Annuity Commencement Date.

Additional Purchase Payment: Any Purchase Payment made after the initial Purchase Payment.

Adjusted Benefit Base: The Riders’ Benefit Base immediately after we adjust it during a Contract Year to reflect the value of Additional Purchase Payments that we add to the Benefit Base. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

Age 65 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Owner (older Owner with GMWB joint-life Riders) turns age 65.

Age 95 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Covered Person or the older Owner, depending on the Rider, turns age 95.

Anniversary Value: A term used with our optional Annual Step-Up Death Benefit Rider that describes one of the values we use to determine the death benefit. See Appendix B: “Optional Enhanced Death Benefits.”

Annuitant: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as co-Annuitant. The Annuitant and co-Annuitant are referred to collectively as Annuitant. The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Annuities Service Center: The mailing address of our service office is listed on page ii of this Prospectus. You can send overnight mail to us at the street address of the Service Center, 27 DryDock Avenue, Suite 3, Boston, MA 02210-2382.

Annuity Commencement Date: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date after the Contract Date (at least one year after the Contract Date for John Hancock New York Contracts), and prior to the Maturity Date.

Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

Annuity Unit: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

Asset Allocation Services: Programs offered by third parties in connection with the Contracts through which the third party may transfer amounts among Investment Options from time to time on your behalf.

Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

Benefit Base: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a value we use to determine one or more guaranteed withdrawal amounts under the Rider. A Benefit Base may be referred to as a “Guaranteed Withdrawal Balance” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Benefit Rate: A rate we use to determine a guaranteed withdrawal amount under the guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Business Day: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

Code: The Internal Revenue Code of 1986, as amended.

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Company: John Hancock USA or John Hancock New York, as applicable.

Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application for a Contract, unless changed.

Contract: The fixed and variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a Contract means the certificate issued to you under the group contract.

Contract Anniversary: The day in each calendar year after the Contract Date, that is the same month and day as the Contract Date.

Contract Date: The date of issue of the Contract.

Contract Value: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

Contract Year: A period of twelve consecutive months beginning on the date as of which the Contract was issued, or any anniversary of that date.

Covered Person(s): A term used with our optional guaranteed minimum withdrawal benefit Riders to describe an individual (or individuals) whose lifetime(s) we use to determine the duration of any guaranteed lifetime income amounts under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a potential way to increase the Benefit Base that we may apply during one or more Credit Periods. A Credit may be referred to as a “Bonus” or “Target Amount” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Period: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe the period of time we use to measure the availability of Credits. A Credit Period may be referred to as a “Bonus Period,” “Lifetime Income Bonus Period,” or the period ending on a “Target Date” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Rate: The rate that we use to determine a Credit, if any, under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Debt: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

Excess Withdrawal: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a withdrawal that exceeds certain limits under the Rider. During periods of declining investment performance, Excess Withdrawals may cause substantial reductions to or loss of guaranteed minimum withdrawal benefits. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Financial Account Plan. A method of making periodic Additional Purchase Payments automatically through a bank account, brokerage account or other account you hold at a similar financial institution.

Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.

Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

General Account: All of a Company’s assets, other than assets in its Separate Account and any other separate accounts it may maintain.

Good Order: The standard that we apply when we determine whether an instruction is satisfactory. An instruction is considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.

Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

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Investment Options: The investment choices available to Contract Owners.

John Hancock New York: John Hancock Life Insurance Company of New York.

John Hancock USA: John Hancock Life Insurance Company (U.S.A.).

Lifetime Income Amount: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes an amount we guarantee to be available for withdrawal during the Accumulation Period based on the lives of one or more Covered Persons. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Lifetime Income Date: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes the date on which we determine the initial Lifetime Income Amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Loan Account: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

Maturity Date: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.

Nonqualified Contract: A Contract which is not issued under a Qualified Plan.

Owner or Contract Owner (“you”): The person, persons (co-Owners) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of “you.” The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Pay-out Period: The period when we make annuity payments to you following the Annuity Commencement Date.

Payroll Plan: A method of making periodic Additional Purchase Payments through a payroll deduction plan.

Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

Prospectus: This prospectus that describes interests in the Contracts.

Purchase Payment: An amount you pay to us for the benefits provided by the Contract.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan that receives favorable tax treatment under section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Reset: A reduction of the Benefit Base or Guaranteed Withdrawal Balance, as appropriate, if you take an Excess Withdrawal (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Rider: An optional benefit that you may have elected for an additional charge.

Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. Each Separate Account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.

Settlement Phase: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe the period when your Contract Value is equal to zero and we automatically begin making payments to you under the Rider, subject to the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Step-Up: A term used with some of our optional benefit Riders to describe a potential way to increase the amounts guaranteed under that Rider on certain Contract Anniversary dates when your Contract Value exceeds a previously determined amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details on Step-Ups of the Benefit Base under a guaranteed minimum withdrawal benefit Rider, and (where applicable) Appendix D: “Optional Guaranteed Minimum Income Benefits” for more details on Step-Ups of the Income Base under a guaranteed minimum income benefit Rider.

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Step-Up Date: The date on which we determine whether a Step-Up could occur.

Subaccount: A separate division of the applicable Separate Account.

Unliquidated Purchase Payments: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date.

Unpaid Loan: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Subaccounts.

Variable Investment Option: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.

Withdrawal Amount: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

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II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, and the Statement of Additional Information (“SAI”) for more detailed information.

We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which the Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in this Prospectus.

What kind of Contract is described in this Prospectus?

Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. “Deferred” means payments by a Company begin on a future date under a Contract. “Variable” means amounts in a Contract may increase or decrease in value daily based upon your Contract’s Variable Investment Options. A Contract provides for the accumulation of these investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

This Prospectus describes Contracts purchased before April 4, 2009. For these purposes, “purchase” means that you completed an application and we received it before April 4, 2009. The Prospectus primarily describes features of the Venture Vantage® Contract issued by John Hancock USA (available October 1993 – April 3, 2009, subject to state availability), and the Venture Vantage® Contract issued by John Hancock NY (available November 12, 2007 – April 3, 2009). The Prospectus also describes certain older versions of the Contract issued by John Hancock USA (i.e., those we issued from November 1986 until October 1993). The principal differences between the more recent versions of the Contract and the prior versions relate to the Investment Options available under the Contracts, charges we impose, death benefit provisions and a minimum interest rate to be credited for any guarantee period under the fixed portion of the Contract.

Who issued my Contract?

Your Contract provides the name of the Company that issued your Contract. John Hancock USA issued the Contract in all jurisdictions except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

What is a Payment Enhancement?

We add a Payment Enhancement to your Contract for each Purchase Payment that you make under your Contract. The amount of the Payment Enhancement depends on the cumulative amount of your Purchase Payments. To have received a higher percentage than that based on the cumulative amount of your Purchase Payments, you must have provided satisfactory evidence that your total Purchase Payments within 13 months of the issue date were enough to justify the higher percentage. If your total Purchase Payments during the 13-month period did not equal or exceed the amount approved, we had the right to recover from your Contract the excess Payment Enhancement added to the Contract. We fund the Payment Enhancement from our General Account and allocate it among Investment Options in the same proportion as your Purchase Payment. The amount returned if you exercise your right to return the Contract during the “right to review” period is reduced by any Payment Enhancements.

What are some benefits of the Contract?

The Contract offers access to Variable Investment Options, tax deferred treatment of earnings during the Accumulation Period, and the ability to receive annuity payments at a future date. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with any withdrawals.

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in “V. Description of the Contract – Pay-out Period Provisions.”

In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. If you purchased a Contract for any Qualified Plan, the Contract does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the plan.

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The Contract provides optional death benefits and optional guaranteed minimum withdrawal benefits, each for an additional fee. These optional benefits were available only at the time you purchased your Contract. We provide more information about these benefits under Appendix B: “Optional Enhanced Death Benefits” and Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

If a Contract Owner dies, we have the right to deduct any Payment Enhancements applied to the Contract in the 12 month period prior to the date of death. However, we are currently waiving this right. Reference to “Payment Enhancements” in this paragraph refers to the original amount of Payment Enhancements; earnings attributable to Payment Enhancements will not be deducted from the death benefit paid.

How does the Contract work?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments are allocated to Investment Options. You may transfer among the Investment Options and take withdrawals. Later, beginning on the Annuity Commencement Date, the Company makes one or more annuity payments under the Contract for a period of time, known as the Pay-out Period. Your Contract Value during the Accumulation Period is variable and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.

Can I invest more money (i.e., make Additional Purchase Payments) in the Contract?

That depends. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances and you may be unable to make an Additional Purchase Payment.

Contracts with Guaranteed Minimum Withdrawal Benefit Riders. We impose restrictions on Additional Purchase Payments for Contracts issued with one of our guaranteed minimum withdrawal benefit Riders (see “V. Description of the Contract – Purchase Payments”).

Contracts without Guaranteed Minimum Withdrawal Benefit Riders. The minimum Additional Purchase Payment we accept is $30 without our prior approval. You must obtain our prior approval if an Additional Purchase Payment to any Contract would cause the Contract Value to exceed $1 million, or if your Contract Value already exceeds $1 million. All Additional Purchase Payments must be in U.S. dollars and paid to our Annuities Service Center.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year you become age 70 1/2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code.

Annuity Pay-Out Period. No Additional Purchase Payments may be made for any Contract during the Pay-out Period (see “V. Description of the Contract – Pay-out Period Provisions”).

What charges do I pay under the Contract?

Your Contract has an annual Contract fee of $40. Your Contract’s asset-based charges compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to Contract Value you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date (including withdrawals under a Guaranteed Minimum Withdrawal Benefit Rider), or if you surrender your Contract in its entirety for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge. The amount of this charge depends on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables. The Fee Tables also describe charges and expenses of underlying Portfolios.

What are my investment choices?

Although your Contract allows us to offer both Fixed and Variable Investment Options, we currently offer only Variable Investment Options for Additional Purchase Payments.

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Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests solely in a corresponding Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolios. The amount you’ve invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct, see “III. Fee Tables”). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.

In selecting Variable Investment Options under a Contract, you should consider:

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You bear the investment risk that your Contract Value will increase or decrease to reflect the results of your Contract’s investment in underlying Portfolios. We do not guarantee Contract Value in a Variable Investment Option or the investment performance of any Portfolio.

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Although the Portfolios may invest directly in securities or indirectly, through other underlying funds, you will not have the ability to determine the investment decisions or strategies of the Portfolios.

Restrictions on the Money Market Investment Option. You will not be permitted to make new investments in the Money Market Investment Option unless all or a portion of your Contract Value was allocated to the Money Market Investment Option on April 26, 2013. If so, you may continue to make new investments through Additional Purchase Payments (if not otherwise restricted) to that Option. However, transfers of amounts from other Investment Options are not permitted, and you can no longer invest in the Money Market Investment Option if at any time thereafter you fail to maintain a minimum balance in that Option (please refer to “V. Description of the Contract – Transfers You May Make Among Investment Options”).

Fixed Investment Options. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option, and we may, in the future, make Fixed Investment Options available for Additional Purchase Payments under the Contract. Also, some Contracts may still be able to transfer existing money from their Variable Investment Options into a Fixed Investment Option. See “V. Description of the Contract – Fixed Investment Options” for additional information. Where available, Fixed Investment Options earn interest at rates we set. Interest rates depend upon the length of the guarantee periods of the Fixed Investment Options. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we make available. Although we do not currently offer a DCA Fixed Investment Option, we may make one available in the future. Please see “V. Description of the Contract – Special Transfer Services – Dollar Cost Averaging” for details.

How can I change my investment choices?

Allocation of Purchase Payments. You designate how you would like your Purchase Payments to be allocated among the Variable Investment Options available under your Contract. You may change this investment allocation for future Purchase Payments at any time.

Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in “V. Description of the Contract – Transfers Among Investment Options.” During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in “Transfers During the Pay-out Period.”

The Variable Investment Options can be a target for abusive transfer activity. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict Owner-initiated transfers to two per calendar month per Contract, with certain exceptions described in more detail in “V. Description of the Contract – Transfers Among Investment Options.” We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Transfers Between Annuity Options. During the Pay-out Period, you may not transfer from a Variable Annuity Option to a Fixed Annuity Option, or from a Fixed Annuity Option to a Variable Annuity Option (see “V. Description of the Contract – Transfers During the Pay-out Period”).

How do I access my money?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we may treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. (See “VI. Charges

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and Deductions – Withdrawal Charges”). Withdrawals from Contracts with a guaranteed minimum withdrawal benefit Rider may affect the benefits under the Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). A withdrawal may also be subject to income tax and a 10% penalty tax.

What types of optional benefit Riders may have been available to me under the Contract?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders may not have been available in all states, may not have been available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this Prospectus:

Appendix C: Optional Enhanced Death Benefits

•	Guaranteed Earnings Multiplier Death Benefit;

•	Triple Protection Death Benefit; and

•	Annual Step-Up Death Benefit.

Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

•	Income Plus For Life® 12.08;

•	Income Plus For Life – Joint Life® 12.08;

•	Income Plus For Life® (Quarterly Step-Up Review);

•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review);

•	Income Plus For Life® (Annual Step-Up Review);

•	Income Plus For Life – Joint Life® (Annual Step-Up Review);

•	Principal Plus;

•	Principal Plus for Life;

•	Principal Plus for Life Plus Automatic Annual Step-Up;

•	Principal Plus for Life Plus Spousal Protection.

We use the term “Income Plus For Life® Series Riders” in the Prospectus to refer to all six Income Plus For Life® Riders, i.e., Income Plus For Life® (Annual Step-Up Review); Income Plus For Life – Joint Life® (Annual Step-Up Review); Income Plus For Life® (Quarterly Step-Up Review); Income Plus For Life – Joint Life® (Quarterly Step-Up Review); Income Plus For Life® 12.08; and Income Plus For Life – Joint Life 12.08®.

If you elected to purchase any of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). We also reserve the right to impose additional restrictions on Investment Options at any time.

Appendix E: Optional Guaranteed Minimum Income Benefits

•	Guaranteed Retirement Income Programs – offered by John Hancock USA;

•	Guaranteed Retirement Income Programs – offered by John Hancock New York.

What are the tax consequences of owning a Contract?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

•	withdrawals (including surrenders and systematic withdrawals);

•	payment of any death benefit proceeds;

•	periodic payments under one of our annuity payment options;

•	certain ownership changes; and

•	any loan, assignment or pledge of the Contract as collateral.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

•	the type of the distribution;

•	when the distribution is made;

•	the nature of any Qualified Plan for which the Contract is being used; and

•	the circumstances under which the payments are made.

8

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.

A 10% penalty tax applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59   1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you made or on any earnings under the Contract.

A Contract purchased as an investment vehicle for a Qualified Plan, including an IRA, does not provide any additional tax-deferral benefits beyond the treatment provided by the Qualified Plan. The favorable tax benefits available for Qualified Plans that invest in annuity contracts are also generally available if the Qualified Plan purchases other types of investments, such as mutual funds, equities and debt instruments. However, the Contract offers features and benefits that other investments may not offer, including the Investment Options and protection through living guarantees, death benefits and other benefits. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and a qualified tax advisor. We provide additional information on taxes in “VII. Federal Tax Matters.” We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans.

Do I receive Transaction Confirmations?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on page ii of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. If you have not already done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

9

III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a Venture Vantage® Contract. The tables also describe the fees and expenses for older versions of the Venture Vantage® Contracts, as well as information about optional benefit Riders that were available for certain time periods. The items listed under “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” are more completely described in this Prospectus under “VI. Charges and Deductions.” The items listed under “Total Annual Portfolio Operating Expenses” are described in detail in the Portfolios’ prospectuses. Unless otherwise shown, the tables entitled “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

The following table describes the fees and expenses that you pay at the time you withdraw Contract Values or surrender the Contract (or potentially when you transfer Contract Value between Investment Options). State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

John Hancock USA and John Hancock New York

Withdrawal Charge
(as percentage of Purchase Payments)[2]
First Year	8.5%
Second Year	8.5%
Third Year	8%
Fourth Year	7%
Fifth Year	6%
Sixth Year	5%
Seventh Year	4%
Eighth Year	3%
Ninth Year	2%
Thereafter	0%

Transfer Fee[3]
Maximum Fee	$25
Current Fee	$0

[1]	State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment (see “VI. Charges and Deductions – Premium Taxes”).
[2]

The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

[3]

This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

10

The following table describes fees and expenses that you pay periodically during the time that you own the Contract. This table does not include annual Portfolio operating expenses.

Periodic Fees and Expenses Other than Portfolio Expenses

	Contracts issued prior to 1/29/2001	Contracts issued 1/29/2001 to 5/5/2003	Contracts issued 5/6/2003 to 5/1/2005	Contracts issued 5/2/2005 to 4/30/2006	Contracts issued 5/1/2006 to 4/3/2009
Annual Contract Fee[1]	$40	$40	$40	$40	$40
Annual Separate Account Expenses [2] (as a percentage of Contract Value in the Variable Investment Options)
Mortality and Expense Risks Fee[3]	1.25%	1.25%	1.25%	1.25%	1.25%
Administration Fee – asset based	0.30%	0.30%	0.30%	0.30%	0.30%

Total Annual Separate Account Expenses	1.55%	1.55%	1.55%	1.55%	1.55%
(With No Optional Riders Reflected)
Optional Benefits
Fees deducted from Separate Account
Annual Step-Up Death Benefit Fee Guaranteed Earnings Multiplier Fee	0.20% not offered	0.05% 0.20%	0.20% 0.20%	0.20% 0.20%	0.20% not offered

Total Annual Separate Account Expenses[4]	1.75%	1.80%	1.95%	1.95%	1.75%
(With Annual Step-Up Death Benefit Fee and Guaranteed Earnings Multiplier Fee Reflected)

[1]	The $40 annual Contract fee will not be assessed prior to the Maturity Date if at the time of its assessment the Contract Value is greater than or equal to $99,000.
[2]	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options.
[3]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.
[4]	Amount shown includes the Mortality and Expense Risks Fee, Administration Fee as well as the optional Annual Step-Up Death Benefit Fee.

Other Fees deducted from Contract Value Optional Guaranteed Minimum Withdrawal Benefit Riders (We deduct the fee, as applicable, on an annual basis from Contract Value.)
	Income Plus For Life® (Annual Step-Up Review)[1]	Income Plus For Life – Joint Life® (Annual Step-Up Review) (not available in New York)[1]	Income Plus For Life® (Quarterly Step-Up Review) (issued outside New York)[1]	Income Plus For Life® (Quarterly Step-Up Review) (issued in New York)[1]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued outside New York)[1]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued in New York)[1]	Income Plus For Life® 12.08 (issued outside New York)[1]	Income Plus For Life® 12.08 (issued in New York)[1]
Maximum Fee	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Current Fee	0.60%	0.60%	0.75%	0.70%	0.75%	0.70%	0.85%	0.80%
	Income Plus For Life – Joint Life® 12.08 (issued outside New York)[1]		Income Plus For Life – Joint Life® 12.08 (issued in New York)[1]	Principal Plus for Life Plus Automatic Annual Step- Up2	Principal Plus for Life Plus Spousal Protection[3]		Principal Plus for Life[4]	Principal Plus[5]
Maximum Fee	1.20%		1.20%	1.20%	1.20%		0.75%	0.75%
Current Fee	0.85%		0.80%	0.70%	0.65%		0.40%	0.30%

Optional Guaranteed Retirement Income Programs (as a percentage of Income Base)
Guaranteed Retirement Income Program II				Contracts issued 1/29/2001 – 12/30/2002				0.45%
Optional Triple Protection Death Benefit[6] (as a percentage of Triple Protection Death Benefit)				Contracts issued 12/2003 – 12/2004				0.50%

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[1]

The current charge for each of the Income Plus For Life® Series Riders is a percentage of the Adjusted Benefit Base. For each Rider, we reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is stepped up to equal the Contract Value.

[2]

The current charge for the Principal Plus for Life Plus Automatic Annual Step-Up Rider is a percentage of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value. For Riders issued from December 15, 2008 to April 30, 2009, the current charge is 0.70% and for Riders issued from June 16, 2008 to December 12, 2008, the current charge is 0.55%. For Riders issued prior to June 16, 2008, the current charge is 0.60%.

[3]

The current charge for the Principal Plus for Life Plus Spousal Protection Rider is 0.65% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.

[4]

The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.

[5]

The current charge for the Principal Plus Rider is 0.30% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.

[6]	This optional benefit could not be purchased if you elected to purchase Principal Plus.

The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.

Total Annual Portfolio Operating Expenses (as a percentage of the Portfolio’s average net assets for the fiscal year ended December 31, 2012)	Minimum[1]	Maximum
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts issued on and after May 13, 2002	0.50%	1.62%
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts issued prior to May 13, 2002	0.30%	1.62%

[1]

For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Portfolio shares for certain Variable Investment Options available under those Contracts.

Examples

We provide the following five examples that are intended to help you compare the costs of investing in the Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses. Please note that the Rider fees are reflected as a percentage of the Adjusted Guaranteed Withdrawal Balance, which may vary in value from the total Variable Investment Option Value. Examples 1, 2 and 3 pertain to Venture Vantage® Contracts; two with optional benefit Riders and one without. Examples 4 and 5 pertain to previously issued Venture Vantage® Contracts that are eligible to invest in certain Variable Investment Options funded with Series I shares of the John Hancock Variable Insurance Trust.

Venture Vantage® Contracts. Example 1 assumes that you invest $10,000 in a Contract with the Annual Step-Up Death Benefit and Income Plus For Life optional Riders. Example 2 assumes that you invest $10,000 in a Contract with the Annual Step-Up Death Benefit, Guaranteed Earnings Multiplier, and Principal Plus for Life Plus Automatic Annual Step-Up optional Riders. These examples also assume that your investment has a 5% return each year and assume the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1. Maximum Portfolio operating expenses – Venture Vantage® Contract with optional Riders

John Hancock USA and John Hancock New York
	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,248	$2,173	$2,991	$5,079
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$470	$1,438	$2,440	$5,079

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Example 2. Maximum Portfolio operating expenses – Venture Vantage® Contract with optional Riders

John Hancock USA	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,217	$2,076	$2,816	$4,642
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$440	$1,338	$2,257	$4,642

The next example assumes that you invest $10,000 in a currently offered Venture Vantage® Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 3. Minimum Portfolio operating expenses – Venture Vantage® Contract with no optional Riders

John Hancock USA and John Hancock New York	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,000	$1,430	$1,713	$2,393
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$210	$649	$1,113	$2,393

Previously issued Venture Vantage® Contracts eligible to invest in Series I shares of the John Hancock Variable Insurance Trust. The next two examples apply to Venture Vantage® Contracts issued prior to May 13, 2002 and assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. Example 4 also assumes that we issued the Contract with three optional Riders that were available at the time: Annual Step-Up Death Benefit, Guaranteed Earnings Multiplier and Guaranteed Retirement Income Program II. This example also assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 4. Maximum Portfolio operating expenses – Venture Vantage® Contract with optional Riders (issued before May 13, 2002)

John Hancock USA	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,172	$1,950	$2,608	$4,241
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$395	$1,202	$2,036	$4,241

Example 5 also applies to Contracts issued prior to May 13, 2002. This example assumes that you invest in a Contract with no optional Riders. This example also assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 5. Minimum Portfolio operating expenses – Venture Vantage® Contract with no optional Riders (issued before May 13, 2002)

John Hancock USA	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$981	$1,384	$1,611	$2,185
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$190	$588	$1,011	$2,185

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Portfolio Expenses

The following table describes the operating expenses for each of the Portfolios, as a percentage of the Portfolio’s average net assets for the fiscal year ending December 31, 2012, except as stated below in the notes that follow the tables. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus and in the notes following the table. You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002. For Contracts issued prior to that date, we invest the assets of each Subaccount corresponding to a John Hancock Variable Insurance Trust Portfolio in Series I shares of that Portfolio (except in the case of Portfolios that commenced operations on or after May 13, 2002).

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses[1]	Total Annual Operating Expenses	Contractual Expense Reimburse- ment	Net Operating Expenses

500 Index B

Series I2	0.47%	0.05%	0.02%	—	0.54%	-0.24%[3]	0.30%

Series II2	0.47%	0.25%	0.02%	—	0.74%	-0.24%[3]	0.50%

Active Bond

Series I	0.60%	0.05%	0.04%	0.02%	0.71%	0.00%	0.71%

Series II	0.60%	0.25%	0.04%	0.02%	0.91%	0.00%	0.91%

All Cap Core

Series I	0.78%	0.05%	0.04%	0.01%	0.88%	0.00%	0.88%

Series II	0.78%	0.25%	0.04%	0.01%	1.08%	0.00%	1.08%

All Cap Value

Series I	0.77%	0.05%	0.04%	—	0.86%	0.00%	0.86%

Series II	0.77%	0.25%	0.04%	—	1.06%	0.00%	1.06%

American Asset Allocation[4]

Series II	0.29%	0.75%	0.04%	—	1.08%	0.00%	1.08%

American Global Growth[4]

Series II	0.53%	0.75%	0.08%	—	1.36%	0.00%	1.36%

American Growth[4]

Series II	0.33%	0.75%	0.04%	—	1.12%	0.00%	1.12%

American Growth-Income[4]

Series II	0.27%	0.75%	0.04%	—	1.06%	0.00%	1.06%

American International[4]

Series II	0.50%	0.75%	0.07%	—	1.32%	0.00%	1.32%

American New World[4]

Series II	0.74%	0.75%	0.13%	—	1.62%	0.00%	1.62%

Blue Chip Growth

Series I	0.78%	0.05%	0.03%	—	0.86%	0.00%	0.86%

Series II	0.78%	0.25%	0.03%	—	1.06%	0.00%	1.06%

Bond

Series II	0.57%	0.25%	0.03%	—	0.85%	0.00%	0.85%

Capital Appreciation

Series I	0.70%	0.05%	0.04%	—	0.79%	0.00%	0.79%

Series II	0.70%	0.25%	0.04%	—	0.99%	0.00%	0.99%

Capital Appreciation Value

Series II	0.82%	0.25%	0.05%	0.04%	1.16%	0.00%	1.16%

Core Allocation Plus

Series II	0.91%	0.25%	0.09%	—	1.25%	0.00%	1.25%

Core Bond

Series II	0.59%	0.25%	0.03%	0.01%	0.88%	0.00%	0.88%

Core Fundamental Holdings

Series II	0.05%	0.55%	0.04%	0.42%	1.06%	0.00%	1.06%

Core Global Diversification

Series II	0.05%	0.55%	0.04%	0.47%	1.11%	0.00%	1.11%

Core Strategy

Series II	0.05%	0.25%	0.03%	0.50%	0.83%	0.00%	0.83%

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Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses[1]	Total Annual Operating Expenses	Contractual Expense Reimburse- ment	Net Operating Expenses

Disciplined Diversification

Series II	0.74%	0.25%	0.15%	—	1.14%	0.00%	1.14%

Equity-Income

Series I	0.78%	0.05%	0.03%	0.01%	0.87%	0.00%	0.87%

Series II	0.78%	0.25%	0.03%	0.01%	1.07%	0.00%	1.07%

Financial Services

Series I	0.78%	0.05%	0.08%	—	0.91%	0.00%	0.91%

Series II	0.78%	0.25%	0.08%	—	1.11%	0.00%	1.11%

Franklin Templeton Founding Allocation

Series II	0.04%	0.25%	0.03%	0.91%	1.23%	0.00%	1.23%

Fundamental All Cap Core

Series II	0.67%	0.25%	0.04%	—	0.96%	0.00%	0.96%

Fundamental Holdings

Series II	0.04%	0.75%	0.03%	0.44%	1.26%	0.00%	1.26%

Fundamental Large Cap Value

Series II	0.66%	0.25%	0.05%	—	0.96%	0.00%	0.96%

Fundamental Value

Series I	0.75%	0.05%	0.05%	—	0.85%	0.00%	0.85%

Series II	0.75%	0.25%	0.05%	—	1.05%	0.00%	1.05%

Global

Series I	0.81%	0.05%	0.10%	—	0.96%	-0.01%[5]	0.95%

Series II	0.81%	0.25%	0.10%	—	1.16%	-0.01%[5]	1.15%

Global Bond

Series I	0.70%	0.05%	0.11%[6]	—	0.86%	0.00%	0.86%

Series II	0.70%	0.25%	0.11%[6]	—	1.06%	0.00%	1.06%

Global Diversification

Series II	0.04%	0.75%	0.03%	0.60%	1.42%	0.00%	1.42%

Health Sciences

Series I	1.04%	0.05%	0.08%	0.01%	1.18%	0.00%	1.18%

Series II	1.04%	0.25%	0.08%	0.01%	1.38%	0.00%	1.38%

High Yield

Series I	0.67%	0.05%	0.05%	—	0.77%	0.00%	0.77%

Series II	0.67%	0.25%	0.05%	—	0.97%	0.00%	0.97%

International Core

Series I	0.88%	0.05%	0.14%	—	1.07%	0.00%	1.07%

Series II	0.88%	0.25%	0.14%	—	1.27%	0.00%	1.27%

International Equity Index B

Series I2	0.54%	0.05%	0.05%	—	0.64%	-0.25%[3]	0.39%

Series II2	0.54%	0.25%	0.05%	—	0.84%	-0.25%[3]	0.59%

International Growth Stock

Series II2	0.81%	0.25%	0.15%	0.01%	1.22%	0.00%	1.22%

International Small Company

Series I	0.95%	0.05%	0.18%	—	1.18%	0.00%	1.18%

Series II	0.95%	0.25%	0.18%	—	1.38%	0.00%	1.38%

International Value

Series I	0.80%	0.05%	0.12%	—	0.97%	0.00%	0.97%

Series II	0.80%	0.25%	0.12%	—	1.17%	0.00%	1.17%

Investment Quality Bond

Series I	0.58%	0.05%	0.05%	—	0.68%	0.00%	0.68%

Series II	0.58%	0.25%	0.05%	—	0.88%	0.00%	0.88%

Lifestyle Aggressive

Series I	0.04%	0.05%	0.03%	0.88%	1.00%	0.00%	1.00%

Series II	0.04%	0.25%	0.03%	0.88%	1.20%	0.00%	1.20%

Lifestyle Balanced

Series I	0.04%	0.05%	0.02%	0.68%	0.79%	0.00%	0.79%

Series II	0.04%	0.25%	0.02%	0.68%	0.99%	0.00%	0.99%

Lifestyle Conservative

Series I	0.04%	0.05%	0.02%	0.65%	0.76%	0.00%	0.76%

Series II	0.04%	0.25%	0.02%	0.65%	0.96%	0.00%	0.96%

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Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses[1]	Total Annual Operating Expenses	Contractual Expense Reimburse- ment	Net Operating Expenses

Lifestyle Growth

Series I	0.04%	0.05%	0.02%	0.70%	0.81%	0.00%	0.81%

Series II	0.04%	0.25%	0.02%	0.70%	1.01%	0.00%	1.01%

Lifestyle Moderate

Series I	0.04%	0.05%	0.02%	0.67%	0.78%	0.00%	0.78%

Series II	0.04%	0.25%	0.02%	0.67%	0.98%	0.00%	0.98%

Mid Cap Index

Series I	0.47%	0.05%	0.03%	0.01%	0.56%	-0.10%[7]	0.46%

Series II	0.47%	0.25%	0.03%	0.01%	0.76%	-0.10%[7]	0.66%

Mid Cap Stock

Series I	0.84%	0.05%	0.04%	—	0.93%	0.00%	0.93%

Series II	0.84%	0.25%	0.04%	—	1.13%	0.00%	1.13%

Mid Value

Series I	0.95%	0.05%	0.04%	0.02%	1.06%	0.00%	1.06%

Series II	0.95%	0.25%	0.04%	0.02%	1.26%	0.00%	1.26%

Money Market

Series I	0.47%	0.05%	0.03%	—	0.55%	0.00%	0.55%

Series II	0.47%	0.25%	0.03%	—	0.75%	0.00%	0.75%

Natural Resources

Series II	1.00%	0.25%	0.08%	—	1.33%	0.00%	1.33%

Real Estate Securities

Series I	0.70%	0.05%	0.04%	—	0.79%	0.00%	0.79%

Series II	0.70%	0.25%	0.04%	—	0.99%	0.00%	0.99%

Real Return Bond

Series II	0.70%	0.25%	0.23%[8]	—	1.18%	0.00%	1.18%

Science & Technology

Series I	1.05%	0.05%	0.06%	0.01%	1.17%	0.00%	1.17%

Series II	1.05%	0.25%	0.06%	0.01%	1.37%	0.00%	1.37%

Short Term Government Income

Series I	0.56%	0.05%	0.04%	—	0.65%	0.00%	0.65%

Series II	0.56%	0.25%	0.04%	—	0.85%	0.00%	0.85%

Small Cap Growth

Series I	1.06%	0.05%	0.05%	—	1.16%	0.00%	1.16%

Series II	1.06%	0.25%	0.05%	—	1.36%	0.00%	1.36%

Small Cap Index

Series I	0.48%	0.05%	0.03%	0.08%	0.64%	-0.05%[9]	0.59%

Series II	0.48%	0.25%	0.03%	0.08%	0.84%	-0.05%[9]	0.79%

Small Cap Opportunities

Series I	1.00%	0.05%	0.06%	0.05%	1.16%	-0.09%[5]	1.07%

Series II	1.00%	0.25%	0.06%	0.05%	1.36%	-0.09%[5]	1.27%

Small Cap Value

Series II	1.05%	0.25%	0.03%	0.15%	1.48%	0.00%	1.48%

Small Company Value

Series I	1.04%	0.05%	0.04%	0.22%	1.35%	0.00%	1.35%

Series II	1.04%	0.25%	0.04%	0.22%	1.55%	0.00%	1.55%

Smaller Company Growth

Series I	1.07%	0.05%	0.06%	—	1.18%	-0.14%[5]	1.04%

Series II	1.07%	0.25%	0.06%	—	1.38%	-0.14%[5]	1.24%

Strategic Income Opportunities

Series I	0.65%	0.05%	0.09%	0.03%	0.82%	0.00%	0.82%

Series II	0.65%	0.25%	0.09%	0.03%	1.02%	0.00%	1.02%

Total Bond Market B

Series II2	0.47%	0.25%	0.04%	—	0.76%	-0.26%[3]	0.50%

Total Return

Series I	0.68%	0.05%	0.05%	—	0.78%	0.00%	0.78%

Series II	0.68%	0.25%	0.05%	—	0.98%	0.00%	0.98%

Total Stock Market Index

Series I	0.49%	0.05%	0.03%	—	0.57%	0.00%	0.57%

Series II	0.49%	0.25%	0.03%	—	0.77%	0.00%	0.77%

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Portfolio/Series	Management Fee	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Portfolio Fees and Expenses[1]	Total Annual Operating Expenses	Contractual Expense Reimburse- ment	Net Operating Expenses

U.S. Equity

Series I	0.75%	0.05%	0.04%	—	0.84%	0.00%	0.84%

Series II	0.75%	0.25%	0.04%	—	1.04%	0.00%	1.04%

Ultra Short Term Bond

Series II	0.55%	0.25%	0.10%	—	0.90%	0.00%	0.90%

Utilities

Series I	0.82%	0.05%	0.10%	—	0.97%	0.00%	0.97%

Series II	0.82%	0.25%	0.10%	—	1.17%	0.00%	1.17%

Value

Series I	0.72%	0.05%	0.05%	0.01%	0.83%	0.00%	0.83%

Series II	0.72%	0.25%	0.05%	0.01%	1.03%	0.00%	1.03%

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

Series II	0.60%	0.15%	0.27%[10]	—	1.02%[10]	0.00%	1.02%

BlackRock Global Allocation V.I. Fund

Series II	0.63%	0.15%	0.26%[10]	0.01%	1.05%[10]	0.00%	1.05%

BlackRock Value Opportunities V.I. Fund

Series II	0.75%	0.15%	0.28%[10]	—	1.18%[10]	0.00%	1.18%

PIMCO Variable Insurance Trust

VIT All Asset

Class M	0.43%	0.45%[11]	0.00%	0.75%[12]	1.63%[13,14]	-0.09%[15]	1.54%[16]

[1]

“Acquired Portfolio Fees and Expenses” are based on the indirect net expenses associated with the Portfolio’s investment in underlying portfolios and are included in “Total Annual Operating Expenses.” The Total Annual Operating Expenses shown may not correlate to the Portfolio’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses.

[2]	For Portfolios and Series that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[3]

JHVIT sells shares of the Portfolio only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the Portfolio is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Portfolio) in an amount so that the Portfolio’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A Portfolio’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, Acquired Portfolio Fees and Expenses, litigation and indemnification expenses and extraordinary expenses of the Portfolio not incurred in the ordinary course of the Portfolio’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2014 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the Portfolio to (or has shares of the Portfolio held by) any person other than the separate accounts and other persons specified in the agreement.

[4]	The table reflects the combined fees of the feeder fund and the master fund.
[5]

The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Portfolio does not exceed 0.45% of the Portfolio’s average net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the Portfolio and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

[6]

“Other Expenses” reflects interest expense resulting from the Portfolio’s use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Portfolio expense for the accounting purposes. Any interest expense amount will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio. Had these expenses been excluded, “Other Expenses” would have been 0.09%.

[7]

The Adviser has contractually agreed to waive its management fee by 0.10% as a percentage of the Portfolio’s average annual net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the Portfolio and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

[8]

“Other Expenses” reflect interest expense resulting from the Portfolio’s use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Portfolio expense for the accounting purposes. Any interest expense amount will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio. Had these expenses been excluded, “Other Expenses” would have been 0.10%.

[9]

The Adviser has contractually agreed to waive its management fee by 0.05% as a percentage of the Portfolio’s average annual net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the Portfolio and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

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[10]

Other Expenses have been restated to reflect current fees. The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Portfolio Fees and Expenses or the restatement of Other Expenses to reflect current fees.

[11]	All distribution and/or service (12b-1) fees for Class M shares of the PIMCO All Asset Portfolio are reflected within Distribution and/or Service (12b-1) Fees.
[12]

Acquired Portfolio Fees and Expenses include interest expense of 0.02%. Interest expense is based on the amount incurred during an Underlying PIMCO Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Portfolio for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Portfolio’s use of such investments as an investment strategy.

[13]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Portfolios is 1.61% for the Class M shares.
[14]

Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Portfolio Fees and Expenses.

[15]

PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Portfolio Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Portfolios. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation Underlying PIMCO Portfolio Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Portfolio Fees and Expenses listed in the table above.

[16]	Total Annual Portfolio Operating Expenses After Expense Reimbursement excluding interest expense of the Underlying PIMCO Portfolios is 1.52% for the Class M shares.

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

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IV. General Information about Us, the Separate Accounts and the Portfolios

The Companies

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as “The Manufacturers Life Insurance Company (U.S.A.),” is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center at 27 DryDock Avenue, Suite 3, Boston, MA 02210-2382.

John Hancock New York, formerly known as “The Manufacturers Life Insurance Company of New York,” is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center at 27 DryDock Avenue, Suite 3, Boston, MA 02210-2382.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation’s acquisition of John Hancock Financial Services, Inc.

The Company incurs obligations under the Contract to guarantee certain amounts, and investors must depend on the financial strength of the Company for satisfaction of the Company’s obligations such as the Lifetime Income Amount, the death benefit and any guaranteed amounts associated with our optional benefits Riders. Also, if you direct money into a DCA Fixed Investment Option that we may make available, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period. To the extent that the Company pays such amounts, the payments will come from the Company’s General Account assets. You should be aware that, unlike the Separate Accounts, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company’s financial statements contained in the SAI include a further discussion of risks inherent within the Company’s General Account investments.

The Separate Accounts

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio’s shares in a “Subaccount” (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account’s assets (including the Portfolio’s shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H, a Separate Account under the laws of Michigan.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A, a Separate Account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company’s other income, gains, or losses. Nevertheless, all obligations arising under a Company’s Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company’s other business.

We reserve the right, subject to compliance with applicable law: to add other Subaccounts; to eliminate existing Subaccounts; to combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish; or (in states where permitted) to restrict or prohibit additional allocations to a Subaccount. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state and/or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies

19

or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company’s Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Portfolios

When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Accounts and it invests in shares of a corresponding Portfolio of:

•	the John Hancock Variable Insurance Trust; or

•	(for certain John Hancock USA Contracts issued before May 1, 2006) the PIMCO Variable Insurance Trust with respect to the “PIMCO VIT All Asset Portfolio”; or

•

(for certain John Hancock USA Contracts issued before January 28, 2002) the BlackRock Variable Series Funds, Inc. with respect to the “BlackRock Basic Value V.I. Fund,” the “BlackRock Value Opportunities V.I. Fund” and the “BlackRock Global Allocation V.I. Fund.”

The Portfolios in the Separate Account are NOT publicly traded mutual funds. The Portfolios are available to you only as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.

Investment Management

The Portfolios’ investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the Portfolios held in our Separate Account.

In selecting the Portfolios that are available as Investment Options under the Contract (or its optional benefit Riders), we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract (and its optional benefit Riders). We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and that allow us to effectively and efficiently manage our exposure under the Contracts (and optional benefit Riders). The requirements we impose are intended to protect us from loss. They may increase a Portfolio’s transaction Costs, and may otherwise lower the performance and reduce the availability of Investment Options under the Contract (and/or under optional benefit Riders).

The John Hancock Variable Insurance Trust is a so-called “series” type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS LLC”) provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Variable Insurance Trust’s Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Variable Insurance Trust (other than by reason of serving as subadviser to a Portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.

The BlackRock Basic Value V.I. Fund, BlackRock Value Opportunities V.I. Fund, and the BlackRock Global Allocation V.I. Fund receive investment advisory services from BlackRock Advisors, LLC. BlackRock Advisors, LLC has retained BlackRock Investment Management, LLC (“BIM”), an affiliate, to act as the investment sub-adviser to the BlackRock Basic Value V.I. Fund, the BlackRock Value Opportunities V.I. Fund and the BlackRock Global Allocation V.I. Fund, and BlackRock International Limited (“BIL”), an affiliate, to act as the investment subadviser to the BlackRock Global Allocation V.I. Fund and may pay BIM and BIL a portion of the annual management fee it receives from each respective Portfolio.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments.

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However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio’s average daily net assets for 2012, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you might earn on any Separate Account Investment Options.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio’s assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio’s investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the “American Fund Portfolios” of the John Hancock Variable Insurance Trust for the marketing support services it provides. None of these compensation payments results in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

Funds of Funds and Master-Feeder Funds

Each of the John Hancock Variable Insurance Trust’s Core Fundamental Holdings, Core Global Diversification, Core Strategy, Franklin Templeton Founding Allocation, Fundamental Holdings, Global Diversification, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trusts and the PIMCO VIT All Asset Portfolio is a “fund of funds” that invests in other underlying mutual funds (collectively, the “Funds of Funds”). Expenses for a fund of funds may be higher than those for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of the portfolios, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio. JHIMS LLC retains QS Investors, LLC to provide direct subadvisory consulting services in its management of the Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Portfolios.

Each of the John Hancock Variable Insurance Trust’s American Asset Allocation, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International and American New World Trusts (“JHVIT American Fund Portfolios”) invests in Class 1 shares of the corresponding investment portfolio of a “master” fund. The JHVIT American Fund Portfolios operate as “feeder funds,” which means that each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding master fund which in turn purchases investment securities. Each of the JHVIT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHVIT American Fund Portfolios.

The John Hancock Variable Insurance Trust has adopted a policy to post holdings of each of these JHVIT Funds of Funds in other funds on a website within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a JHVIT Fund of Funds. In addition, the ten largest holdings of each Portfolio will be posted to the website 30 days after each calendar quarter end. Please read the SAI for additional details about information posted to the website.

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You can obtain a copy of a Portfolio’s prospectus (including the prospectus for a master fund for any of the Portfolios that are operated as feeder funds), without charge, by contacting us at the Annuities Service Center shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

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JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
American Asset Allocation Trust	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Asset Allocation Fund, which invests in common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

American Global Growth Trust (successor to American Global Small Capitalization Trust)	Seeks long-term growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Global Growth Fund, which invests primarily in common stocks of companies domiciled around the world that have potential for growth.

American Growth Trust	Seeks to provide growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth Fund, which invests primarily in common stocks of companies that offer superior opportunities for growth of capital.

American Growth-Income Trust (successor to American Blue Chip Income and Growth Trust)	Seeks to provide growth of capital and income. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth-Income Fund, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

American International Trust	Seeks long-term growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series International Fund, which invests primarily in common stocks of companies domiciled outside the U.S., including in emerging and developing countries, that have potential for growth.

American New World Trust	Seeks long-term capital appreciation. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series New World Fund, which invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that have potential of providing capital appreciation.

Davis Selected Advisers, L.P.
Financial Services Trust	Seeks growth of capital. To do this, the Portfolio invests at least 80% of its net assets in companies that are principally engaged in financial services.

Fundamental Value Trust	Seeks growth of capital. To do this, the Portfolio invests primarily in common stocks of U.S. companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.

22

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Declaration Management & Research LLC
Total Bond Market Trust B (successor to Total Bond Market Trust A)	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least 80% of its net assets in securities listed in the Barclays U.S. Aggregate Bond Index.

Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Active Bond Trust	Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. As part of its investment strategy, the Portfolio may invest in mortgage-backed securities to a significant extent.

Deutsche Investment Management Americas Inc. (“DIMA”)
Real Estate Securities Trust[2]	Seeks to achieve a combination of long-term capital appreciation and current income. To do this, the Portfolio invests at least 80% of its net assets in equity securities of REITs and real estate companies.

Dimensional Fund Advisors LP
Disciplined Diversification Trust	Seeks total return consisting of capital appreciation and current income. To do this, the Portfolio invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets.

International Small Company Trust	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in securities of small cap companies in the particular markets in which the Portfolio invests. The Portfolio will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

Dimensional Fund Advisors LP (“DFA”) & Invesco Advisers, Inc. (“Invesco”)[3]
Small Cap Opportunities Trust	Seeks long-term capital appreciation. To do this, the portion of the Portfolio’s net assets managed by Invesco is invested in at least 80% equity securities of small-capitalization companies, and the portion of the Portfolio’s net assets managed by DFA is invested in a broad and diverse group of readily marketable common stocks of U.S. small- and mid-cap companies.

Frontier Capital Management Company, LLC, Perimeter Capital Management and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited[4]
Smaller Company Growth Trust	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small cap equity securities.

23

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Grantham, Mayo, Van Otterloo & Co. LLC
International Core Trust	Seeks high total return. To do this, the Portfolio invests at least 80% of its total assets in a diversified portfolio of equity investments from developed markets outside the U.S.

U.S. Equity Trust	Seeks long term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in equity securities intended to provide higher returns than the Russell 3000 Index.[5]

Invesco Advisers, Inc.
International Growth Stock Trust (successor to International Opportunities Trust)	Seeks long term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in stocks of any market capitalization and focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

Value Trust	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio, invests at least 65% of its total assets in equity securities which are believed to be undervalued relative to the stock market in general.

Jennison Associates LLC
Capital Appreciation Trust	Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in capitalization and are attractively valued and have above-average growth prospects.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Bond Trust	Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

Franklin Templeton Founding Allocation Trust	Seeks long-term growth of capital. To do this, the Portfolio invests primarily in three underlying Portfolios: Global Trust, Income Trust and Mutual Shares Trust. The Portfolio is a fund of funds and is also authorized to invest in other underlying Portfolios and investment companies.

Fundamental All Cap Core Trust	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of highly differentiated companies across the capitalization spectrum with key growth drivers, sustainable cash flow production and high returns on capital.

24

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC (cont.)
Fundamental Large Cap Value Trust	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its total assets in equity securities of companies with a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index.[5]

Short Term Government Income Trust	Seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. To do this, the Portfolio invests at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities. The Portfolio’s normal effective duration is no more than 3 years.

Strategic Income Opportunities Trust	Seeks a high level of current income. To do this, the Portfolio invests primarily in foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, domestic high-yield bonds.

Ultra Short Term Bond Trust

Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital. To do this, the Portfolio invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade debt securities.

Note: The Ultra Short Term Bond Portfolio is not a money market fund. Although the Portfolio seeks to preserve the principal value of your investment, the Portfolio’s value fluctuates, and it is possible to lose money by investing in this Investment Option.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
500 Index Trust B (successor to 500 Index Trust)	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500® Index and securities that as a group will behave in a manner similar to the index.[6]

Mid Cap Index Trust	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P MidCap 400® Index[6] and securities that as a group behave in a manner similar to the index.

25

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Money Market Trust

Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Portfolio invests in high quality, U.S. dollar denominated money market instruments.

Note: Although the Money Market Portfolio seeks to preserve the principal value of your investment, it is possible to lose money by investing in this Investment Option. For example, the Money Market Portfolio could lose money if a security purchased by the Portfolio is downgraded, and the Portfolio must sell the security at less than the original cost of the security. Also, the returns of the Money Market Subaccount in your Contract may become extremely low or possibly negative whenever the net income earned, if any, by the underlying Money Market Portfolio is not sufficient to offset the Contract’s expense deductions.

Small Cap Index Trust	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Russell 2000® Index[5] and securities that will as a group behave in a manner similar to the index.

Total Stock Market Index Trust	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Wilshire 5000® Total Market Index[7] and securities that as a group will behave in a manner similar to the index.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Core Fundamental Holdings Trust	Seeks long term growth of capital. To do this, the Portfolio may invest a substantial portion of its assets in Portfolios of the American Funds Insurance Series. The Portfolio is a fund of funds and is also authorized to invest in other underlying portfolios and investment companies.

Core Global Diversification Trust	Seeks long term growth of capital. To do this, the Portfolio may invest a significant portion of its assets, directly or indirectly through underlying portfolios, in securities that are located outside the U.S. The Portfolio is a fund of funds and is also authorized to invest in other underlying portfolios and investment companies.

Core Strategy Trust	Seeks long term growth of capital; current income is also a consideration. To do this, the Portfolio invests approximately 70% of its total assets in equity securities and portfolios which invest primarily in equity securities and approximately 30% of its total assets in fixed-income securities and portfolios which invest primarily in fixed income securities. The Portfolio is a fund of funds and is also authorized to invest in other underlying portfolios and investment companies.

26

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Fundamental Holdings Trust	Seeks long term growth of capital. To do this, the Portfolio invests primarily in JHVIT Portfolios and portfolios of the American Funds Insurance Series. The Portfolio is permitted to invest in other funds, investment companies and other types of investments.

Global Diversification Trust	Seeks long term growth of capital. To do this, the Portfolio invests primarily in JHVIT Portfolios and portfolios of the American Funds Insurance Series, as well as other funds, investment companies, and other types of investments, including portfolios that invest primarily in foreign securities or in foreign securities directly.

Lifestyle Aggressive Trust	Seeks long-term growth of capital. Current income is not a consideration. The Portfolio operates as a fund of funds and invests approximately 100% of its assets in portfolios which invest primarily in equity securities.

Lifestyle Balanced Trust	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio is a fund of funds and invests approximately 50% of its assets in portfolios which invest primarily in equity securities, and approximately 50% in portfolios which invest primarily in fixed-income securities.

Lifestyle Conservative Trust	Seeks a high level of current income with some consideration given to growth of capital. The Portfolio is a fund of funds and invests approximately 80% of its assets in portfolios which invest primarily in fixed-income securities, and approximately 20% in portfolios which invest primarily in equity securities.

Lifestyle Growth Trust	Seeks long-term growth of capital. Current income is also a consideration. The Portfolio is a fund of funds and invests approximately 70% of its assets in portfolios which invest primarily in equity securities, and approximately 30% of its assets in portfolios which invest primarily in fixed-income securities.

Lifestyle Moderate Trust	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund of funds and invests approximately 60% of its assets in portfolios which invest primarily in fixed- income securities, and approximately 40% of its assets in portfolios which invest primarily in equity securities.

Lord, Abbett & Co. LLC
All Cap Value Trust	Seeks capital appreciation. To do this, the Portfolio invests at least 50% of its net assets in equity securities of large, seasoned U.S. and multinational companies that are believed to be undervalued. The Portfolio invests the remainder of its assets in undervalued mid-sized and small company securities.

27

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Massachusetts Financial Services Company
Utilities Trust	Seeks capital growth and current income. To do this, the Portfolio invests at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry.

Pacific Investment Management Company LLC
Global Bond Trust	Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such securities.

Real Return Bond Trust	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives.

Total Return Trust	Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives.

QS Investors, LLC
All Cap Core Trust	Seeks long-term growth of capital. To do this, the Portfolio invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), of those included in the Russell 3000 Index.[5]

RS Investment Management Co. LLC
Natural Resources Trust	Seeks long-term total return. To do this, the Portfolio invests at least 80% of its net assets in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.

SSgA Funds Management, Inc.
International Equity Index Trust B (successor to International Equity Index Trust A)	Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. To do this, the Portfolio invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index,[8] or American Depository Receipts or Global Depository Receipts representing such securities.

28

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

T. Rowe Price Associates, Inc. and RCM Capital Management LLC.
Science & Technology Trust	Seeks long-term growth of capital. Current income is incidental to the Portfolio’s objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

T. Rowe Price Associates, Inc.
Blue Chip Growth Trust	Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries and have the potential for above-average earnings growth.

Capital Appreciation Value Trust	Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the Portfolio’s assets. The remaining assets are invested in other securities, including convertible securities, corporate and government debt, bank loans, foreign securities, futures and options. The Portfolio may invest up to 20% of its total assets in foreign securities.

Equity-Income Trust	Seeks to provide substantial dividend income and also long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Health Sciences Trust	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Mid Value Trust	Seek long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Small Company Value Trust	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in small companies whose common stocks are believed to be undervalued.

Templeton Global Advisors Limited
Global Trust	Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in the equity securities of companies located throughout the world, including emerging markets.

29

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Templeton Investment Counsel, LLC
International Value Trust[9]	Seeks long-term growth of capital. To do this, the Portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Wellington Management Company, LLP
Core Allocation Plus Trust	Seeks to provide total return, consisting of long-term capital appreciation and current income. To do this, the Portfolio invests in equity and fixed income securities of issuers located within and outside the U.S.

Investment Quality Bond Trust	Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do this, the Portfolio invests at least 80% of its net assets in bonds rated investment grade, focusing on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Mid Cap Stock Trust	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

Small Cap Growth Trust	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

Small Cap Value Trust	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to be undervalued.

Wells Capital Management, Incorporated
Core Bond Trust	Seeks total return consisting of income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a broad range of investment grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

Western Asset Management Company
High Yield Trust[10] (successor to American High-Income Bond Trust)	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S. government and foreign securities.

30

BLACKROCK VARIABLE SERIES FUNDS, INC.11

We show the Portfolio’s manager in bold above the name of the Portfolio.

BlackRock Investment Management, LLC
BlackRock Basic Value V. I. Fund[12]	Seeks capital appreciation and, secondarily, income.

BlackRock Value Opportunities V. I. Fund[12]	Seeks long-term growth of capital.

BlackRock Investment Management, LLC and BlackRock International Limited
BlackRock Global Allocation V. I. Fund[13]	Seeks high total investment return.

PIMCO VARIABLE INSURANCE TRUST

We show the Portfolio’s manager in bold above the name of the Portfolio.

Pacific Investment Management Company
PIMCO VIT All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.

[1]

The Active Bond Trust is subadvised by Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

[2]	RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.
[3]

The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

[4]

The Smaller Company Growth Trust employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the Portfolio. JHIMS LLC, the adviser, may change the allocation of Portfolio assets among the subadvisers at any time.

[5]

“Russell 3000,” “Russell 2000,” “Russell 1000” and “Russell Midcap Value” are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2013, the market capitalizations of companies included in the Russell 3000® Index ranged from less than $1 million to $414.5 billion, Russell 2000® Index ranged from less than $1 million to $6.1 billion, as of February 28, 2013, the market capitalizations of companies included in the Russell 1000® Value Index was $3.5 million, and as of February 28, 2013, the market capitalizations of companies included in the Russell Midcap® Value” Index ranged from $315 million to $42 billion.

[6]

“Standard & Poor’s,” “S&P 500,” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2013, the market capitalizations of companies included in the S&P 500® Index ranged from $1.8 billion to $414.5 billion, and as of February 28, 2013, the market capitalizations of companies included in the S&P MidCap 400® Index ranged from $322 million to $16.2 billion.

[7]

“Wilshire 5000” is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2013, the market capitalizations of companies included in the Wilshire 5000® Total Market Index ranged from less than $1.0 million to $415.2 billion.

[8]

“MSCI All Country World ex-USA Index” is a service mark of Morgan Stanley Capital International Inc. and its affiliates (“MSCI”). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2013, the market capitalization range of the Index was $676 million to $251.6 billion.

[9]	The Portfolio is subadvised by Templeton Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.
[10]	High Yield Trust is sub-subadvised by Western Asset Management Company Limited.
[11]	Not available to Contracts issued on or after January 28, 2002.
[12]	The Portfolio is subadvised by BlackRock Investment Management, LLC, an affiliate, under an agreement with BlackRock Advisors, LLC.
[13]	The Portfolio is subadvised by BlackRock Investment Management, LLC and BlackRock International Limited, affiliates, under an agreement with BlackRock Advisors, LLC.

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Voting Interest

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. If there are shares of a Portfolio held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as the total votes for all of our registered separate accounts for which we have received timely instructions, We will vote all Portfolio shares that we hold directly in our General Account in the same proportion as the total votes for all our registered separate accounts and those of any of our affiliates for which we have received timely instructions. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress because the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

32

V. Description of the Contract

Eligible Plans

Contracts may have been issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities (“IRAs”), pension and profit-sharing plans for corporations and sole proprietorships/partnerships (“H.R. 10” and “Keogh” plans), tax-sheltered annuities, and state and local government deferred compensation plans (see “VII. Federal Tax Matters – Other Qualified Plans,” or you may request a copy of the SAI). The Contracts are also designed so that they may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), or issued as individually owned nonqualified contracts, as may be eligible under applicable law.

You should consult with a qualified tax advisor for more information if you are considering a conversion of your Qualified Contract to a Roth account. You should also consider that:

•

the Contracts are not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split;

•

any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges; and

•	the Contract was not designed to fund a comingled account for multiple participants in a Qualified Plan.

Please see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts” for additional information about the use of the Contract in connection with Qualified Plans.

Eligibility Restrictions

Section 403(b) Plans. For information regarding Contracts issued for use in an existing retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or a “403(b) Plan”), please see “VII. Federal Tax Matters – Qualified Plan Types,” or you may request a copy of the SAI from the Annuities Service Center.

Beneficiary IRAs. For all Contracts that offered optional Riders, effective February 2, 2009, we no longer allowed you to establish a new Beneficiary IRA that included any optional benefit Rider, nor do we allow anyone with an existing Beneficiary IRA that does not have an optional benefit Rider to subsequently elect any optional benefit Rider. The restriction includes all optional Riders that were otherwise available under the Contract (where applicable, see Appendix B: “Optional Enhanced Death Benefits” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” and Appendix D: “Optional Guaranteed Minimum Income Benefit(s),” to determine what optional Riders, if any, were available).

We will continue to support existing Beneficiary IRAs that already include optional benefit Riders.

Eligible Groups. John Hancock USA has issued group contracts to Venture® Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

Accumulation Period Provisions

Purchase Payments

Restrictions on Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

•	You may not make an Additional Purchase Payment, without our prior approval, after the first Contract Anniversary following the Rider Date.

•	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, if your total Additional Purchase Payments would exceed $100,000.

Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider are also subject to the following:

•

You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment if your GMWB Rider is in the Settlement Phase.

33

Restrictions on Additional Purchase Payments for Qualified Contracts (Including IRAs) with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

•	You may not make an Additional Purchase Payment, without our prior approval, at any time after the Age 65 Contract Anniversary on a Qualified Contract with a GMWB Rider.

•

(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary if your total Additional Purchase Payments after the first Contract Anniversary would exceed $100,000.

Additional Purchase Payments for Qualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider are also subject to the following:

•

You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment after the oldest Covered Person becomes age 81 or if your GMWB Rider is in the Settlement Phase.

Additional Purchase Payments for Contracts Issued With or Without a Guaranteed Minimum Withdrawal Benefit Rider. Additional Purchase Payments must be at least $30. All Additional Purchase Payments must be in U.S. dollars.

We may provide for periodic Additional Purchase Payments to be automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or deducted from your paycheck (“Payroll Plan”) on a periodic basis. If an Additional Purchase Payment would cause your Contract Values in this Contract plus any other variable annuity contracts with the same Owner or Annuitant, issued by us or our affiliates (your “total contract values”), to exceed $1 million, or if your total contract values already exceed $1 million, you must obtain our prior approval in order to make the Purchase Payment.

There may be additional restrictions on Purchase Payments if you purchased a guaranteed minimum withdrawal benefit Rider. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

Additional Purchase Payments made through Financial Account Plans and Payroll Plans. Under our current administrative rules, you may request us to accept periodic Additional Purchase Payments under the terms of a Contract issued without a GMWB Rider that are automatically paid or transferred from your Financial Account Plan or in connection with a Payroll Plan. Under our current administrative rules, we will continue to accept periodic Additional Purchase Payments for a Contract with a GMWB Rider when made in connection with a Financial Account Plan or Payroll Plan if:

•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,

•	no automatic withdrawal program from your Contract is in effect, and

•	your GMWB Rider is not in the Settlement Phase.

For Qualified Contracts with a GMWB Rider, you may not make an Additional Purchase Payment under a Financial Account Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Please contact the Annuities Service Center to see if you are eligible to begin a Financial Account Plan or Payroll Plan.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year that you become age 70  1/2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code. We are not responsible for determining if the payment is a “rollover contribution,” and you should consult with a qualified tax advisor for additional information.

Initial Purchase Payments. We no longer issue the Contracts and do not accept initial Purchase Payments for new Contracts. We provide information regarding initial Purchase Payment requirements for the Contracts in the SAI.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. We will mail notice to you at your last known address if we intend to cancel a Contract, where permitted by state law, at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, in order to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, if both:

•	the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

•	the Contract Value at the end of such two year period is less than $2,000.

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As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Additional Purchase Payment (if not otherwise restricted) to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the period from one Business Day to the next (the “valuation period”) during which the cancellation occurs, minus the amount of any Unpaid Loan and minus the annual $40 Contract Fee. The amount paid is treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see “VII. Federal Tax Matters”).

Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in “Telephone and Electronic Transactions” in this section, below).

Restrictions on the Money Market Investment Option. You will not be permitted to make new investments in the Money Market Investment Option unless all or a portion of your Contract Value was allocated to the Money Market Investment Option on April 26, 2013. If so, you may continue to make new investments through Additional Purchase Payments (if not otherwise restricted) to that Option. However, transfers of amounts from other Investment Options are not permitted, and you can no longer invest in the Money Market Investment Option if at any time thereafter you fail to maintain a minimum balance in that Option (please refer to “V. Description of the Contract – Transfers You May Make Among Investment Options”).

Modification of Additional Purchase Payment Requirements. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. This may include, but is not limited to, circumstances where:

•	you obtain our prior approval to make Additional Purchase Payments for Contracts with or without GMWB Riders, and we waive our restrictions; or

•	we impose additional restrictions on, or eliminate, your ability to make any Additional Purchase Payments through Financial Account Plans and/or Payroll Plans.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, if both:

•	the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

•	the Contract Value at the end of such two year period is less than $2,000.

You designate how your Purchase Payments are to be allocated among the Investment Options.

You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or the Internet if you comply with our telephone and electronic transactions procedures described in “Telephone and Electronic Transactions” in this section, below).

Payment Enhancements

When you make a Purchase Payment, we add a Payment Enhancement to your Contract. The Payment Enhancement is funded from our General Account and is allocated among Investment Options in the same proportion as your Purchase Payment.

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The table below summarizes the Payment Enhancements rates, as a percentage of Purchase Payment. For these promotions, the promotional Payment Enhancement applies to initial and subsequent Purchase Payments received on Contracts issued during the promotional period. We may terminate a “promotional rate” at any time. If we do, Additional Purchase Payments that do not receive the promotional rate receive the guaranteed rate as shown.

Payment Enhancement Promotional Rates

Cumulative Purchase Payments	Guaranteed Rate	Promotional Rate A1	Promotional Rate B2	Promotional Rate C3	Promotional Rate D4	Promotional Rate E5	Promotional Rate F6	Promotional Rate G7	Promotional Rate H8	Promotional Rate I9
Under $500,000	3.0%	4.0%	5.0%	4.5%	4.0%	5.0%	4.0%	5.0%	6.0%	5.0%
$500,000 – $2.5 million	4.0%	5.0%	5.5%	5.0%	4.5%	5.5%	4.5%	5.0%	6.0%	6.0%
Over $2.5 million	5.0%	6.0%	6.0%	5.5%	5.0%	6.0%	5.0%	5.0%	6.0%	6.0%

[1]	Promotional Rate A: Contracts issued on or after January 1, 1999 but prior to June 21, 1999.
[2]	Promotional Rate B: Contracts issued on or after June 21, 1999 but prior to January 29, 2001.
[3]	Promotional Rate C: Contracts issued on or after January 29, 2001 but prior to May 5, 2003.
[4]	Promotional Rate D: Contracts issued on or after May 5, 2003 but prior to March 1, 2004.
[5]	Promotional Rate E: Contracts issued on or after March 1, 2004 but prior to November 1, 2004.
[6]	Promotional Rate F: Contracts issued on or after November 1, 2004 but prior to October 16, 2006.
[7]	Promotional Rate G: Contracts issued on or after October 16, 2006 but prior to December 3, 2007.
[8]	Promotional Rate H: Contracts issued on or after December 3, 2007 but prior to June 2, 2008.
[9]	Promotional Rate I: Contracts issued on or after June 2, 2008.

Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the Owner’s spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner’s death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.

Initial Inspection Period. If you exercised your right to return your Contract during the “initial inspection period,” we would have reduced the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. Therefore, you bore the risk that if the market value of the Payment Enhancement had declined, we would still have recovered the full amount of the Payment Enhancement. However, earnings attributable to the Payment Enhancement would not have been deducted from the amount paid to you. If a Contract was issued as an IRA under sections 408 or 408A of the Code, during the first 7 days of the initial inspection period we would have returned the Purchase Payments if this were greater than the amount otherwise payable.

Tax Considerations. Payment Enhancements are not considered to be “investment in the contract” for income tax purposes (see “VII. Federal Tax Matters”).

Matters to Consider About the Payment Enhancement. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making Additional Purchase Payments, you and your financial advisor should consider:

•	The length of time that you plan to own your Contract;

•	The frequency, amount and timing of any partial surrenders; and

•	The amount and frequency of your Purchase Payments.

Choosing the Payment Enhancement is generally advantageous except in the following situation: if you make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to Additional Purchase Payments and you intend to hold your Contract for more than 11 years.

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see “VI. Charges and Deductions”).

If you are eligible and would like to make Additional Purchase Payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether Additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan’s compliance with the applicable nondiscrimination requirements. Violation of these

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nondiscrimination rules can cause loss of the plan’s tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see “VII. Federal Tax Matters – Qualified Plan Types”).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of “accumulation units” to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Contract’s Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We usually credit an approved Additional Purchase Payment received by mail or wire transfer that we accept on the Business Day on which it is received in Good Order at our Annuities Service Center. We will promptly return any amount that we do not accept as an Additional Purchase Payment or that is otherwise not in Good Order.

We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options holding Contract assets. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the “net investment factor” for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

We use a Portfolio share’s net asset value at the end of a Business Day to determine the accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

•	your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day, or

•	we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.

Automated Transactions. Automated transactions include transfers under Dollar Cost Averaging and the Asset Rebalancing program, pre-scheduled withdrawals or Purchase Payments, Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, transactions scheduled to occur on your Contract Anniversary, and annuity payments. Automated transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case, the transaction will be processed and valued on the next Business Day unless, with respect to Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, and annuity payments only, the next Business Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Subaccount over a valuation period. The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;

(b)	is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.

Transfers You May Make Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the frequent trading restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the Internet (see “Telephone and Electronic Transactions,” below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit accumulation units to the Investment Account to which you transfer amounts. Your

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Contract Value on the date of the transfer will not be affected by a transfer. We reserve the right to require your transfers to be at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but we reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Frequent Transfer Restrictions. Investment Options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option because such activity may expose a Variable Investment Option’s underlying Portfolio to increased Portfolio transaction costs and/or disrupt the Portfolio manager’s ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers you make to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios, or (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described below in “Pay-out Period Provisions – Transfers During Pay-out Period”). Under each Separate Account’s policy and procedures, a Contract Owner may transfer Contract Value to the Ultra Short Term Bond Investment Option even if the Contract Owner reaches the two-transfers-per-month limit, as long as 100% of the Contract Value in all Variable Investment Options is transferred to the Ultra Short Term Bond Investment Option. If such a transfer to the Ultra Short Term Bond Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from the Ultra Short Term Bond Investment Option to another Variable Investment Option. We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

•	restricting the number of transfers made during a defined period;

•	restricting the dollar amount of transfers;

•	restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

•	restricting transfers into and out of certain Subaccount(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see “Withdrawals” in this section, below, for details on what suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

Telephone and Electronic Transactions

We permit you to request transfers by telephone. You may also apply to request withdrawals by telephone. We additionally encourage you to access information about your Contract, request transfers and perform some transactions electronically through the Internet. If you have not done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact us at the telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

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To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.

We are not liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the Internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

•	any loss or theft of your password; or

•	any unauthorized use of your password.

We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services – Dollar Cost Averaging Program

We administer a Dollar Cost Averaging (“DCA”) program. If you enter into a DCA agreement, you may elect, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option, or, if available, from a Fixed Investment Option we permit for this purpose (the “DCA Source Investment Option”), to other Variable Investment Options (the “Destination Investment Options”), until the amount in the DCA Source Investment Option is exhausted. You may make Additional Purchase Payments (if not otherwise restricted) while you are enrolled in a DCA program. If you do not provide us with express written allocation instructions for these Additional Purchase Payments, no amount will be allocated into your DCA Source Investment Option. Instead, they will be allocated among the Destination Investment Options according to the allocation you selected upon enrollment in the DCA program.

Though currently not available, we may make available a DCA Fixed Investment Option in the future. If a DCA Fixed Investment Option were available, you would be able to establish one under the DCA program to make automatic transfers. You would be able to allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elected the DCA Fixed Investment Option, we would credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation. The guaranteed interest rate we use for this purpose may change from time to time.

The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the DCA program does not protect you from market fluctuations in your DCA Source Investment Option. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. You may elect out of the DCA program at any time. There is no charge for participation in the DCA program.

You should consult with your financial advisor to assist you in determining whether the DCA program is suited for your financial needs and investment risk tolerance.

Special Transfer Services – Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in

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concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, we permit asset rebalancing only on the following time schedules:

•	quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

•	semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

•	annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

You should consult with your financial advisor to assist you in determining whether the Asset Rebalancing program is suited for your financial needs and investment risk tolerance, and in determining appropriate percentages for each Investment Option you select.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under “Telephone and Electronic Transactions.” For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant’s spouse under the Code. See the SAI for further information regarding the impact of withdrawals from section 403(b) Qualified Contracts. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.

When making a withdrawal, you may specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a withdrawal is to be taken, we take the withdrawal proportionally from all of your Variable Investment Options until exhausted, and then from the Fixed Investment Options beginning with the shortest guarantee period first and ending with the longest guarantee period last. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see “Fixed Investment Options.”

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you want to use a part of your Contract Value to purchase an immediate annuity contract, you must make a withdrawal request, which will be subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

There is no limit on the frequency of withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any applicable withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300 or the remaining withdrawal charge, if greater, we generally treat the withdrawal as a total withdrawal of the Contract Value. We currently enforce these Contract minimum restrictions only for Contracts that do not have a guaranteed minimum withdrawal benefit Rider or, where applicable, a guaranteed minimum income benefit Rider. We reserve the right to enforce these restrictions for other Contracts in the future.

When we receive a withdrawal request in Good Order at our Annuities Service Center, we will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•

an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts’ net assets;

•	pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or

•	the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Impact of Divorce. In the event that you and your spouse become divorced after you purchase a Contract, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any

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applicable tax or withdrawal charge. Also, for Contracts issued with an optional guaranteed minimum withdrawal benefit Rider, your guarantee may be reduced.

Tax Considerations. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances (see “VII. Federal Tax Matters — Other Qualified Plans”).

Signature Guarantee Requirements for Surrenders and Withdrawals

(Not applicable to Contracts issued in New Jersey)

We may require that you provide a signature guarantee on a withdrawal or surrender request in the following circumstances:

•	you have no signed application on file with us; or

•	you are requesting that we mail the amount withdrawn to an alternate address; or

•	you have changed your address within 30 days of the withdrawal or surrender request; or

•	you are requesting a withdrawal or surrender in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal or surrender request. We do not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and does not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.

Special Withdrawal Services – The Income Plan

We administer an Income Plan (“IP”) that permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge, where applicable, will ever apply to an IP withdrawal). If additional withdrawals outside the IP program are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the withdrawal charge free Withdrawal Amount has been exceeded are subject to a withdrawal charge, where applicable. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges, where applicable. We reserve the right to suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the IP program.

Special Withdrawal Services – The Income Made Easy Program

Our Income Made Easy Program provides you with an automatic way to access guaranteed withdrawal amounts if you purchased a GMWB Rider with a Contract. There is no charge for participation in this program. Please read “Pre-authorized Withdrawals – The Income Made Easy Program” in Appendix C for more information.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a general description of the Income Plus For Life Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, and Principal Returns (where available) optional benefit Riders that may provide guaranteed minimum withdrawal benefits under the Contract you purchased. We currently do not make any of our GMWB Riders available for purchase or exchange to existing Contract Owners. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Credit (also referred to as a “Bonus”) if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or “step up” the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we reduce the amounts we guarantee for future withdrawals.

Death Benefit During Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits if a Contract Owner dies before a Contract’s Annuity Commencement Date. The minimum death benefits provided under the Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner on the date of issue. In addition, you may have purchased a Contract with an optional death benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit and any enhanced death benefit payable during the Accumulation Period.

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Amount of Death Benefit. The death benefit under the Contracts is the greater of:

•	the Contract Value; or

•	a minimum death benefit.

We have the right to deduct from the death benefit any Payment Enhancements applied to the Contract in the 12-month period prior to the date of an Owner’s death, but we currently waive this right. We do not deduct earnings attributable to Payment Enhancements from the death benefit.

We decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We increase the death benefit by any enhanced death benefit Riders that you may have purchased (see Appendix B: “Optional Enhanced Death Benefits”).

Minimum Death Benefit. We determine the minimum death benefit as follows:

We limit the minimum death benefit on Venture Vantage® Contracts so that it does not exceed $10 million, except for: (a) Contracts issued in HI, MA, MN and VT; (b) Contracts issued in IL & PA prior to July 25, 2003; and (c) Contracts issued prior to June 2, 2003 in all other states.

During the first nine Contract Years, the minimum death benefit equals the total amount of Purchase Payments, less any amounts deducted in connection with withdrawals. After the ninth Contract Year, the minimum death benefit is the greater of: (a) the total amount of all Purchase Payments, less any amounts deducted in connection with withdrawals; and (b) the Contract Value on the last day of the ninth Contract Year, plus the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals, since then.

We reduce the minimum death benefit proportionally in connection with withdrawals. For Contracts issued prior to January 1, 2003, however, we reduce the minimum death benefit by the dollar amount of the withdrawals.

We may reset the minimum death benefit to equal the Contract Value on the date you substitute or add any Contract Owner. For purposes of subsequent calculations of the death benefit prior to the Annuity Commencement Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. This treatment of Contract Value as a payment is not included in cumulative Purchase Payments and is not eligible for a Payment Enhancement. In addition, all payments made and all amounts deducted in connection with withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner’s spouse.

Payment of Death Benefit. The determination of the death benefit will be made, for both Owner driven and Annuitant driven Contracts, on the date we receive written notice and “proof of death,” as well as all required claims forms in Good Order from all Beneficiaries, at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

•	a certified copy of a death certificate; or

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Distribution of Death Benefits. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., Nonqualified Contracts. Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see “VII. Federal Tax Matters — Other Qualified Plans”).

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit to the extent permitted by the Code and by Treasury Department regulations.

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We will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see “Withdrawals” above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account (“JHSAA”). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. The Beneficiary may draw a check on the JHSAA that is payable to himself/herself as well as to other persons or parties. Note, however, that a JHSAA is not a true checking account, but is solely a means of distributing the Contract’s death benefit. The Beneficiary can make only withdrawals, and not deposits. The JHSAA is part of our General Account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken immediately, the Contract continues, subject to the following:

•	The Beneficiary becomes the Owner.

•

We allocate any excess of the death benefit over the Contract Value to the Owner’s Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner’s death.

•	No Additional Purchase Payments may be made (even if the Beneficiary is a surviving spouse).

•	We waive withdrawal charges for all future distributions.

•

If the deceased Owner’s Beneficiary is a surviving spouse who falls within the definition of spouse under the federal Defense of Marriage Act (see “Other Contract Provisions – Spouse” below), he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner’s death as a Purchase Payment to the Contract. In addition, all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death will be excluded from consideration in the determination of the spouse’s death benefit.

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If the Beneficiary is not the deceased Owner’s spouse (as defined by the federal Defense of Marriage Act), distribution of the Owner’s entire interest in the Contract must be made within five years of the Owner’s death, or alternatively, an individual Beneficiary may take distributions as an annuity, under one of the Annuity Options described below, which begins within one year after the Owner’s death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see “Annuity Options” below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary’s portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.

•

Alternatively, if the Contract is not a Qualified Contract, an individual Beneficiary may take distribution of the Owner’s entire interest in the Contract as a series of withdrawals over the Beneficiary’s life expectancy, beginning one year after the Owner’s death. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary’s life expectancy.

We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a “Purchase Payment” made on that date for any subsequent calculations on the death benefit prior to the Annuity Commencement Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner’s spouse. (See “Other Contract Provisions – Spouse” below for additional information concerning how the federal Defense of Marriage Act may affect spousal transfers of ownership.)

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A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a spouse of the previous Owner (or co-Owner). You should consult with a qualified tax advisor for further information relevant to your situation.

Optional Enhanced Death Benefits

Please see Appendix B: “Optional Enhanced Death Benefits” for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased.

Annual Step-Up Death Benefit. Under the Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved before you (or any joint owner) reach 81 years old. The Annual Step-Up Death Benefit was available only if you (and every joint Owner) were under age 80 when we issued the Contract. The Rider cannot be revoked once elected.

Guaranteed Earnings Multiplier Death Benefit. (Not available in New York and Washington.) John Hancock USA offered the Guaranteed Earnings Multiplier Death Benefit Rider between January 29, 2001 and May 2006, subject to state availability. Under the Guaranteed Earnings Multiplier Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under Guaranteed Earnings Multiplier, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. John Hancock USA reduces the “appreciation in the Contract Value” proportionally in connection with withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. Guaranteed Earnings Multiplier is available only at Contract issue and cannot be revoked once elected.

Triple Protection Death Benefit. (Not available in New York and Washington) John Hancock USA offered the Triple Protection Death Benefit Rider between December, 2003 and December, 2004. Triple Protection Death Benefit provides a guaranteed death benefit amount, which can be increased or decreased as provided in the Rider. The Triple Protection Death Benefit replaces any other death benefit under the Contract. The Triple Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

Pay-out Period Provisions

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract’s Maturity Date (the “Annuity Commencement Date” is the first day of the Pay-out Period). The Maturity Date is the date shown on your Contract’s specifications page, unless we have approved a change. For John Hancock USA Contracts, there is no Contractual limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary) (“Default Maturity Date”). You may request a different Maturity Date (including a date later than the Default Maturity Date) at any time, by written request or by telephone at the number listed on page ii of this Prospectus at least one month before both the current and new Maturity Dates. You may also be able to change your Maturity Date on our website, www.jhannuities.com, if:

•	you are registered on the website and you are under age 98, and

•	your Contract is active, and not owned by a custodian or continued by a surviving spouse or Beneficiary.

Under our current administrative procedures, the new Maturity Date may not be later than the Default Maturity Date unless we consent otherwise.

We will deny our consent to a later Maturity Date based upon any current or future legal restrictions imposed by state laws and regulations, by regulatory authorities or by the Internal Revenue Code and the IRS. Currently, for Nonqualified Contracts, the IRS has not provided guidance with respect to a maximum date on which annuity payments must start. In the event that any future rulings, regulations, or other pronouncements by the IRS provide us with guidance, we may need to restrict your ability to change to a Maturity Date under a Nonqualified Contract which occurs when the Annuitant is at an advanced age (i.e., past age 90). You should consult with a qualified tax advisor for information about potential adverse tax consequences for such Maturity Dates. For Qualified Contracts, distributions may be required before the Maturity Date (see “VII. Federal Tax Matters – Required Minimum Distributions”).

Notice of Maturity Date. We will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. If you do not choose an Annuity Option, do not make a total withdrawal of the Surrender Value, or do not ask us to change the Maturity Date to a later date, we will provide as a default an Annuity Option in the form of a life annuity with monthly payments guaranteed for ten years, as described in “Annuity Options offered in the Contract”

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below. The Annuity Commencement Date will be the Maturity Date. However, if the Contract Value on the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant.

For Contracts offered through authorized representatives of certain selling firms, you cannot change either the Maturity Date or the Annuity Commencement Date to a date beyond the 95th birthday of the oldest Annuitant if the Contract is either:

•	a Nonqualified Contract, or

•	a Qualified Contract, unless the selling firm or an affiliate of the selling firm sponsors the Qualified Plan or serves as a custodian to the Qualified Plan.

A Contract issued in New York by John Hancock New York has as its Maturity Date the date the oldest Annuitant turns age 90, unless the Contract’s specifications page states otherwise or you later change the date.

When John Hancock USA issues a Contract outside New York:

•	the Maturity Date for Contracts issued prior to May 1, 2006 is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary

•

the Maturity Date for Contracts issued on and after May 1, 2006 is the first day of the month following the 90th birthday of the oldest Annuitant, or, in some cases, the tenth Contract Anniversary, if later, unless the Contract’s specifications page states otherwise or you later change the date.

You should review your Contract carefully to determine the Maturity Date applicable to your Contract.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Annuity Commencement Date.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. At any time during the Accumulation Period (after the first Contract Year in New York), you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. A Beneficiary may also elect to apply the Death Benefit to an Annuity Option. We apply your entire Contract Value or the Beneficiary’s entire portion of the Death Benefit proceeds to the Annuity Option(s) selected. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences. You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date. We deduct a pro rata portion of the administration fee from each annuity payment.

We determine annuity payments based on the Investment Account value of each Investment Option at the Annuity Commencement Date. If you do not select an Annuity Option, we will provide as a default a combination fixed and variable Annuity Option in the form of a life annuity with payments guaranteed for ten years. United States Treasury regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts.

Once annuity payments commence:

•	you are no longer permitted to make any withdrawals under the Contract;

•	you are no longer permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

•	we may not change the Annuity Option or the form of settlement; and

•	your Guaranteed Minimum Death Benefit terminates.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.
Annuity Options offered in the Contract. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity – An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due.

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Option 1(b): Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity – An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant might receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

Additional Annuity Options. When you annuitize, we may offer one or more Annuity Options in addition to the ones we are contractually obligated to make available.

Additional Annuity Options for Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. When you annuitize, we may make one or more additional Annuity Options available to a Contract with one of our guaranteed minimum withdrawal benefit (“GMWB”) Riders (i.e., an Income Plus For Life®, Income Plus For Life – Joint Life®, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-Up optional benefit Rider, as described in Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). If you purchased a Contract with a GMWB Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life® Series Riders. For the Income Plus For Life – Joint Life® Rider, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.

GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life – Joint Life® Riders and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetimes of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity.

GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life or a, Principal Plus for Life Plus Automatic Annual Step-Up optional benefit Rider. If you purchased a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Lifetime Income Amount on the Maturity Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.

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GMWB Alternate Annuity Option 4: Spousal LIA Fixed Annuity with Period Certain – This Annuity Option is available if you purchase a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetimes of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing the Benefit Base (which may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provide on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.

GMWB Alternate Annuity Option 5: Fixed Period Certain Only – This Annuity Option is available only if:

•

you purchase a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-Up optional benefit Rider; and

•

(for Principal Plus for Life, Principal Plus for Life Plus Spousal Protection and Principal Plus for Life Plus Automatic Annual Step-Up Riders) there is no Lifetime Income Amount remaining (or none has been determined) at the Annuity Commencement Date.

This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Maturity Date by the Guaranteed Withdrawal Amount at the Annuity Commencement Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Rider that you purchased with your Contract; or

•	the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

Full Surrenders During the Pay-out Period. You may surrender your Contract, after the Pay-out Period has begun, only if, after you annuitized, we offered and you selected a variable pay-out under a period certain only Annuity Option for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments (“Commuted Value”) of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

•

multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see “Annuity Units and the Determination of Subsequent Variable Annuity Payments” below for a description of an “Annuity Unit”);

•	assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

•	calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.

Partial Surrenders During the Pay-out Period. We permit partial surrenders after the Pay-out Period has begun, only if, after you annuitized, we offered and you selected a variable pay-out under a period certain only Annuity Option for 10, 15, or 20 years. You may take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain by reducing the number of Annuity Units used to determine payments (see “Annuity Units and the Determination of Subsequent Variable Annuity Payments” in this section, below, for how we

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determine the initial number of Annuity Units used to determine payments). Since there will be fewer Annuity Units, your remaining payments will be reduced. The new number of Annuity Units used to determine future payments after an amount is commuted will equal a × {1 – ((b ÷ c) ÷ d)}, where:

a	equals the number of Annuity Units used to determine future payments before the commutation;

b	equals the dollar amount requested to be paid out as part of the commutation;

c	equals the present value of all Annuity Units to be paid out if there were no commutation, where the interest rate used to present value the Annuity Units is the assumed interest rate of 3%; and

d	equals the Annuity Unit value on the day the commutation is executed.

For example, assume that before you request a partial Commuted Value, you will receive 400 units a year for 10 years. You request $20,000 in Commuted Value. Since you are receiving those 400 units for 10 years, c equals the present value of 400 units for 10 years starting the end of this year at a rate of an assumed interest rate of 3%. This value is 3,412.08 units. Assuming the annuity unit value on the day the commutation is executed is $12.50, after the commutation you will receive 400 × {1 – (($20,000 ÷ 3412.08) ÷ $12.50)} = 212.43 units a year for 10 years.

Once annuity payments begin under an Annuity Option, you cannot make any additional withdrawals under a Contract with a GMWB Rider.

Fixed Annuity Options. Upon death (subject to the distribution of death benefits provisions; see “Death Benefit During Accumulation Period”), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate annuity factor table in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity factor tables contained in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant’s sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans, with Contracts issued to residents of Massachusetts on or after January 1, 2009, or with Contracts issued in Montana. The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We will base Variable Annuity payments after the first one on the investment performance of the Subaccounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Subaccount by the Annuity Unit value of that Subaccount (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Subaccount is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Subaccount are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made).

We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the “net investment factor” for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see “Value of Accumulation Units” and “Net Investment Factor” under “V. Description of the Contract”). The value of an Annuity Unit for each Subaccount for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Subaccount (see “Net Investment Factor”) for the valuation

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period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment.

Transfers During the Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Subaccount to another. You must submit your transfer request to our Annuities Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply. We make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Subaccount selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During the Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we make the remaining guaranteed payments to the Beneficiary. We make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant’s death. If no Beneficiary is living, we commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

We do not make any payments to a Beneficiary, however, if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life, or payments during the Settlement Phase under an optional GMWB Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for additional information.

Optional Guaranteed Minimum Income Benefits

Please see Appendix D: “Optional Guaranteed Minimum Income Benefit” for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the “Income Base,” which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.

Other Contract Provisions

Initial Inspection Period

Your Contract contains a “free look” provision that describes a right to review and cancel the Contract during an initial inspection period in order to receive a refund. The initial inspection period generally is 10 days from the date of delivery of a Contract, but may be for a longer period as required under applicable state insurance laws and regulations. The free look provision also describes where to return a Contract for cancellation, and the amount of the refund. In some instances, the provision could also describe the way we invested your initial Purchase Payment during the inspection period.

The Contracts described in this Prospectus are no longer offered and, as of the date of this Prospectus, the free look provision for your Contract should have expired and not be in effect.

Ownership

Prior to the Maturity Date, the Contract Owner is the person(s) designated in the specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

You must make any requests to change ownership in writing and we must receive such written change at the Annuities Service Center. We reserve the right to approve or disapprove any change.

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Before requesting a change of ownership or making an assignment of your Contract, you should consider:

•

A change of ownership or a collateral assignment may be treated as a distribution from the Contract and subject to tax. We consider a collateral assignment to be a distribution from the Contract, and we will report any taxable amounts as may be required.

•

In states where permitted, a change of ownership may result in termination of any applicable minimum withdrawal benefit guarantee. (If you purchased a GMWB Rider, you can get more information from Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”)

•

An addition of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value as of the date of the change of ownership, and treat that amount as a “Purchase Payment” made on the same date for purposes of computing further adjustments to the amount of the death benefit.

•	In states where permitted, a substitution of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value.

•	A change of ownership (or collateral assignment) is subject to the rights of any irrevocable Beneficiary.

•	You may not change ownership or make a collateral assignment after the earlier of the Maturity Date or the Annuity Commencement Date.

•

Contracts issued to a Qualified Plan may be subject to restrictions on transferability. For example, Qualified Contracts generally may not be transferred except by the trustee of an exempt employees’ trust which is part of a retirement plan qualified under section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. You may not be able to sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Qualified Contract to any person other than us.

We assume no liability for any payments made or actions taken before a change is approved or an assignment is received or accepted (as applicable in the state where your Contract was issued). We assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary. Any resulting “Purchase Payment” will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement, where available.

Group Contracts (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual Contract to an applicant acceptable to us. We reserve the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner’s ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days’ notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge (where applicable) as to any Contract issued after the effective date of the modification. All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract.

Acceptance of Contracts. John Hancock USA has discontinued new applications and issuance of new group contracts.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an Annuitant, the second person named shall be referred to as “co-Annuitant.” The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change.

On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant (the Owner may name a new Annuitant). In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we normally distribute the entire interest in the Contract to the Contract Owner within five years. We reduce the amount distributed by charges that would otherwise apply upon withdrawal.

Beneficiary

The Beneficiary is the person, persons or entity designated in your specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any

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irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary becomes the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

Spouse

Federal Definition of Spouse. Any federal tax provisions related to status as a “spouse” are governed by the Federal Defense of Marriage Act (“DOMA”), which does not recognize civil unions or same-sex marriages that may otherwise be allowed under state law. Please consult your own qualified tax advisor for information on how federal tax rules may affect Contracts where civil union or same-sex marriage partners, either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s).

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as spouses who fall within the DOMA definition. To see a table of states with such a requirement, you may request an SAI from the Annuities Service Center. You should consult with a qualified financial advisor for additional information on your state’s regulations regarding civil unions and same-sex marriages.

Modification

We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Code Section 72(s)

In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an IRA or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of section 72(s) of the Code, which prescribes certain provisions governing distributions after the death of the Owner.

Misstatement and Proof of Age, Sex or Survival

We normally require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant’s correct age and sex. If we have made incorrect annuity or benefit payments under the Contract, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity or benefit payments.

Fixed Investment Options

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and each Company’s General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

Interest Rates and Availability. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option, and we may, in the future, make Fixed Investment Options available under the Contract, including a DCA Fixed Investment Option under the DCA program (see “Special Transfer Services – Dollar Cost Averaging Program” for details). A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time to time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

If you purchased a Contract prior to October 7, 2002, you may have elected a one-year Fixed Investment Option. However, you may no longer make new Purchase Payments to the one-year Fixed Investment Option, but you may transfer money from your Variable Investment Options to the one-year Fixed Investment Option. If you purchased a Contract on or after October 7, 2002, you may not make Purchase Payments or transfers to the one-year Fixed Investment Option.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

Transfers. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

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You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish a single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

Renewals. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

Withdrawals. During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under “Telephone and Electronic Transactions.” For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant’s spouse under the Code. In the case of a total withdrawal, we pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We then cancel the Contract. In the case of a partial withdrawal, we pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see “Fixed Investment Options.”

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we treat the partial withdrawal as a total withdrawal of the Contract Value.

We pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•

an emergency exists, as determined by the SEC, in of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets; or

•	the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See “VII. Federal Tax Matters” below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances. See “VII. Federal Tax Matters – Qualified Plan Types.”

Loans. We offer a loan privilege only to Owners of Contracts issued prior to November 12, 2007, in connection with Section 403(b) Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under “General Information Regarding Qualified Contracts – Loans” (see “VII. Federal Tax Matters”). The loan privilege will not be available if you elected any optional guaranteed minimum withdrawal benefit Rider.

Charges. No asset based charges are deducted from Fixed Investment Options.

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VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values, or withdrawal or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectuses. For information on the optional benefit fees, please see “III. Fee Tables” and Appendix B: “Optional Enhanced Death Benefits,” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” and/or Appendix D: “Optional Guaranteed Minimum Income Benefits.”

Withdrawal Charges

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments.

Amounts to Which Withdrawal Charges Do Not Apply. We do not assess a withdrawal charge with respect to: (i) earnings accumulated in the Contract; (ii) Payment Enhancements and any earnings attributable to Payment Enhancements; (iii) certain other “free Withdrawal Amounts,” described below; (iv) distributions required to satisfy federal income tax minimum distribution requirements attributable to this Contract; or (v) Purchase Payments that are no longer subject to a withdrawal charge as described in the table below.

We do not impose a withdrawal charge on amounts allocated to a “free Withdrawal Amount.” In any Contract Year, the free Withdrawal Amount for that year is the greater of:

•	10% of total Purchase Payments (less all prior withdrawals in that Contract Year); and

•	the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

We allocate any free withdrawal amount first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment Options.

Amounts to Which Withdrawal Charges Do Apply. We first allocate a withdrawal to any free Withdrawal Amount and second to “unliquidated Purchase Payments” (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals of Purchase Payments in excess of the free Withdrawal Amount that have been taken to date).

Withdrawals of up to the free Withdrawal Amount may be withdrawn without the imposition of a withdrawal charge. If the amount of a withdrawal exceeds the free Withdrawal Amount, the excess will be allocated to Purchase Payments which will be “liquidated” on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.

Upon a full surrender of a Contract issued on or after April 1, 2003, the excess of all unliquidated Purchase Payments over the free Withdrawal Amount will be liquidated for purposes of calculating the withdrawal charge. Upon full surrender of a Contract issued prior to April, 2003, we will liquidate the excess of the Contract Value over the free Withdrawal Amount if lower.

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Each Purchase Payment (or portion thereof) liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.

Withdrawal Charge

(as percentage of Purchase Payments*)

First Year	8.5%
Second Year	8.5%
Third Year	8%
Fourth Year	7%
Fifth Year	6%
Sixth Year	5%
Seventh Year	4%
Eighth Year	3%
Ninth Year	2%
Thereafter	0%

*	Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

How We Determine the Withdrawal Charge. We deduct from the amount paid to the Contract Owner as a result of the withdrawal, any applicable withdrawal charge, Contract and Rider fees, and any taxes. In the case of a withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: “Examples of Calculation of Withdrawal Charge.”

Waiver of Applicable Withdrawal Charge – Confinement to Eligible Nursing Home

(John Hancock USA Contracts only; not available in MA and NY)

For Venture®, Venture Vantage® and Wealthmark Contracts issued on or after May 1, 2002 and for Venture III® Contracts issued on or after May 1, 2006 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all of the following apply:

•	the Owner has been confined to an “Eligible Nursing Home” for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);

•	the confinement began at least one year after the Contract Date;

•	confinement was prescribed by a “Physician”;

•	both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal; and

•	the request for a total withdrawal and “Due Proof of Confinement” are received by us, in Good Order, no later than 90 days after discharge.

An “Eligible Nursing Home” is a licensed “Long Term Care Facility” or “Hospital” providing medically necessary inpatient care that is prescribed in writing by a licensed “Physician” and is based on physical limitations which requires daily living in an institutional setting. A “Long Term Care Facility” is a facility which: (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it is located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A “Hospital” is a facility which: (a) is licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed “Physicians”; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

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A “Physician” is a person other than you, the Annuitant(s) or a member of your or the Annuitant’s families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

“Due Proof of Confinement” is a letter signed by a Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician, and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.

The waiver described above is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59  1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”). You should consult with your own qualified tax advisor before requesting the waiver.

There are or may be situations other than those described above or elsewhere in the Prospectus (see, e.g., “Reduction or Elimination of Charges and Deductions,” below) that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.

Annual Contract Fee

We deduct each year an annual Contract fee of $40 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and the Company in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee’s assessment, the fee will be waived. We deduct this administration fee on the Contract Anniversary during the Accumulation Period. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If you withdraw the entire Contract Value on a day other than the Contract Anniversary, we will deduct the $40 Contract fee from the amount paid. During the Pay-out Period, we deduct the fee on a pro-rata basis from each annuity payment.

Asset-Based Charges

We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts. We do not assess asset-based charges against Fixed Investment Options.

Administration Fee

We allocate a portion of the asset-based charges, as shown in “III. Fee Tables,” to help cover our administrative expenses. We deduct from each of the Subaccounts a daily charge, at an annual effective rate of 0.30% of the value of each corresponding Variable Investment Option, to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the administration fee.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see “V. Description of the Contract - Death Benefit During Accumulation Period”). The expense risk we assume is the risk that any of the following, where applicable, may be insufficient to cover actual expenses: the annual fee, administration charges, distribution charge, or withdrawal charge.

To compensate us for assuming these risks, we deduct from each of the Subaccounts a daily charge at the annual effective rate of 1.25% of the value of the Variable Investment Options. The rate of the mortality and expense risks charge cannot be increased. The charge is assessed on all active Contracts, including Contracts continued by a spousal Beneficiary upon the death of the Contract Owner or continued under any Annuity Option payable on a variable basis. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a non-spousal Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk.

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Reduction or Elimination of Charges and Deductions

(Not available in New York)

We may have reduced or eliminated the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales to individuals or to a group of individuals in a manner that resulted in savings of sales or maintenance expenses or that we expect to result in reduction of other risks that are normally associated with the Contracts. We determine entitlement to such a reduction in the charges or deductions in the following manner:

•

We consider the size and type of group to which sales are made. Generally, per Contract sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

•	We consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

•	We consider the nature of the group or class for which the Contracts are purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

•

We consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

•

We consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may have offered the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may have elected to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;

•	There may be other circumstances that result in reduced expenses.

If after consideration of the foregoing factors, we determine that there would be a reduction in expenses, we provide a reduction in the charges or deductions. In the case of group contracts, we may have issued Contracts with a mortality and expense risks charge at rates less than those set out above, if we concluded that the mortality or expense risks of the groups involved were less than the risks determined for persons for whom the Contracts have been generally designed.

In no event did we permit reduction or elimination of the charges or deductions where that reduction or elimination was unfairly discriminatory to any person. We reserve the right to modify, suspend or terminate any reductions or waivers of charges at any time.

Premium Taxes

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, and subject to applicable law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Premium Tax Rate[1]
State or Trerritory	Qualified Contracts	Nonqualified Contracts
CA	0.50%	2.35%
GUAM	4.00%	4.00%
ME2	0.00%	2.00%
NV	0.00%	3.50%
PR	1.00%	1.00%
SD2	0.00%	1.25%[3]
TX4	0.04%	0.04%
WV	1.00%	1.00%
WY	0.00%	1.00%

1	Based on the state of residence at the time the tax is assessed.
2	We pay premium tax upon receipt of Purchase Payment.
3	0.80% on Purchase Payments in excess of $500,000.
4	Referred to as a “maintenance fee.”

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VII. Federal Tax Matters

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a Contract is quite complex, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service (“IRS”) rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.

This discussion does not address state or local tax consequences associated with a Contract. The discussion also does not address the potential tax and withholding rules that might apply to a Contract held by, or distribution paid to, any foreign person, including any foreign financial institution, other entity or individual. Please consult with your tax advisor if there is a possibility that a Contract might be held by, or payable to, a foreign person. In addition, we make no guarantee regarding any tax treatment – federal, state, or local – of any Contract or of any transaction involving a Contract.

Our Tax Status

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our “policyholder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract Owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract Owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)

Special Considerations for Optional Benefits

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, a 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.

If the Contract you purchased is not intended for use with a tax-qualified retirement plan or as an IRA (a “Nonqualified Contract”):

•	Any withdrawal you take ordinarily is taxable as ordinary income to the extent of any gain in the Contract at the time of the withdrawal.

•

Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the “Settlement Phase” of an optional GMWB Rider, using the Contract Value. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a description of the GMWB Riders available under the Contracts. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.

•

Any annuity payments that you receive under an Annuity Option, including Annuity Options that are available only when you elect a GMWB Rider, will be taxed in the manner described in “Taxation of Annuity Payments” below.

If the Contract you purchased is intended for use with a tax-qualified retirement plan or as an IRA (a “Qualified Contract”):

•	Please see “Roth IRAs – Conversions and Rollovers to Roth IRAs” below for additional information on the tax impact of optional benefit Riders on a conversion to a Roth IRA.

•

The amount of any required minimum distributions may be increased under federal tax rules if your Contract has an optional death benefit or other optional benefit Rider. See “General Information Regarding Qualified Contracts” below.

You should consult a qualified tax advisor for information on any optional benefit Rider.

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General Information Regarding Nonqualified Contracts

(Contracts Not Purchased to Fund an IRA or Other Qualified Plan)

Tax Deferral During Accumulation Period

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under section 72 of the Code. This means that, ordinarily, federal income tax on any gains in your Contract will be deferred until we actually make a distribution to you or you assign or pledge an interest in your Contract.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. This exception does not apply in the case of any employer which is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.

In addition to the foregoing, if the Contract’s Maturity Date occurs, or is scheduled to occur, at a time when the Annuitant is at an advanced age, such as over age 95, it is possible that the Owner will be taxed currently on the annual increase in the Contract Value.

The remainder of this discussion assumes that the Contract will constitute an annuity for federal tax purposes.

Aggregation of Contracts

In certain circumstances, the IRS may determine the portion of an annuity payment or a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.

For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you bought two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances and you should consult a qualified tax advisor if you own or intend to purchase more than one annuity contract.

The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described below.

Exchanges of Annuity Contracts

We may have issued the Contract in exchange for all or part of another annuity contract that you owned. Such an exchange would be tax free if certain requirements were satisfied. If you satisfied these requirements, your investment in the Contract immediately after the exchange is generally the same as that of the annuity contract you exchanged, increased by any Additional Purchase Payment you made as part of the exchange. Your investment in the Contract may be more, less or the same as the Contract Value immediately after the exchange. If your Contract Value exceeds your investment in the Contract, that excess represents gain in the Contract. You have to include that gain in your gross income if you subsequently take a withdrawal or distribution from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit), or are deemed to receive a distribution (e.g., through a collateral assignment) from the Contract.

In Revenue Procedure 2011-38, the IRS amended the tax rules applicable to the partial exchange of an annuity contract for another annuity contract, effective for partial exchanges that occur after October 23, 2011. If you exchange part of an existing contract after that date, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, all or a portion of the amount received could be includible in your income and also subject to a 10% penalty tax. The IRS has announced that it will apply general tax principles to determine the consequences of receiving such a payment. For example, the IRS could treat the payment as taxable only to the extent of the gain in the particular contract from which the payment was received. Alternatively, the IRS could determine that the payment was an integrated part of the exchange. In that case, the payment would be taxable to the extent of all the gain accumulated in the original Contract at the time of the partial exchange, regardless of whether the payment came from the existing Contract or from the contract received in the exchange. Application of general tax principles is dependent on the facts and circumstances of each case. However, amounts received as an annuity during the 180-day period are not subject to the new rules, provided that the annuity payments will be made for a period of at least 10 years or for a life or joint lives.

EXAMPLE: An annuity Contract had $100,000 of Contract Value, of which $56,000 was gain and $44,000 was the Owner’s investment in the Contract, or “cost basis.” After October 23, 2011, the Owner did a partial exchange of 25% of the Contract Value for a new annuity contract. Of the $25,000 transferred to the new contract, $14,000 represents gain and $11,000 represents cost basis transferred from the original Contract. Two months after the partial exchange, the Owner takes a withdrawal from the new contract in

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the amount of $17,000. If the IRS treats the withdrawal as a distribution from the new contract, only $14,000 will be taxable as a distribution of income ($25,000 of contract value – $11,000 of cost basis in the new contract). If instead the IRS determines that the withdrawal is part of the exchange, the entire $17,000 is taxable as income because there was $56,000 of gain in the original Contract at the time of the exchange.

You should consult with your own qualified tax advisor in connection with an exchange of all or part of a Contract for another annuity contract, especially if you make a withdrawal from either contract after the exchange. The date a partial exchange occurs will be a factor in determining the tax treatment of subsequent withdrawals and other distributions from either contract.

Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under the Contract, should consult a qualified tax advisor.

Taxation of Annuity Payments

When we make payments under a Nonqualified Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to income tax.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant’s last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under “Taxation of Death Benefit Proceeds.”

Effective January 1, 2011, section 72(a)(2) of the Code permits partial annuitization of an annuity contract and specifies that the cost basis, or investment in the contract, be allocated pro rata between the portion of the contract being annuitized and the portion of the contract remaining deferred. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. Accordingly, any portion of your Contract that you withdraw to be annuitized will be reported to the IRS as a taxable distribution unless you transfer it into another contract (issued by John Hancock or by another company) in a partial exchange conforming to the rules of section 1035 of the Code and Rev. Proc. 2011-38. Any such withdrawal, whether carried out as a tax-deferred partial exchange or as a taxable withdrawal, will be subject to withdrawal charges.

Surrenders, Withdrawals, Transfers and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if you or your Beneficiary do not select an extended payment option for a death benefit payment.

When you take a withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date, if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. If a withdrawal exceeds the gain in your Contract, the excess amount is a tax-free return of your investment in the Contract. If you have recovered your entire investment in the Contract, any additional withdrawals based upon a Rider guarantee will be subject to income tax. If you assign or pledge any part of your Contract Value, the value so pledged or assigned is taxed the same as an actual withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a withdrawal, all nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

When an individual Owner transfers ownership of a Contract without receiving full and adequate consideration, the transfer is taxed like a surrender. The transferor must include in gross income the amount by which the cash surrender value exceeds any investment in

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the Contract. The amount included in income may also be subject to a penalty tax for premature withdrawals as explained below. The new Owner’s investment in the Contract is increased by the amount included in the transferor’s gross income as a result of the transfer. These tax issues may apply, for example, in situations where the Owner and Annuitant are not the same person and are not married to each other. A qualified tax advisor should be consulted in those situations. However, these tax rules do not apply to a transfer between spouses or a transfer to a former spouse incident to a divorce under Code section 1041.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent of gain in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

•	if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

•	if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

•	if distributed as a series of withdrawals over the Beneficiary’s life expectancy, they are taxable to the extent there is gain in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary’s income as follows:

•	if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

•

if distributed in accordance with an existing Annuity Option other than a Period Certain Only Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income; or

•

if distributed in accordance with an existing Period Certain Only Annuity Option, the payments are taxed the same as the annuity payments made before death. A portion of each annuity payment is includible in income and the remainder is excluded from income as a return of the investment in the Contract.

Penalty Tax on Premature Distributions

There is a 10% penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	attributable to the Contract Owner becoming disabled (as defined in the tax law);

•	made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

•

made as a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and a designated individual Beneficiary;*

•	made under a single-premium immediate annuity contract; or

•	made with respect to certain annuities issued in connection with structured settlement agreements.

*You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments (Life Expectancy Distribution) and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59  1/2 and the passage of five years after the date of the first payment.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular subaccounts of a separate account without being treated as owners of the underlying assets.” As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

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The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which the IRS determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Value than was the case in those rulings, it is possible that you would be treated as the owner of your Contract’s proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract’s proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

Medicare Tax on Unearned Income

The Health Care and Education Reconciliation Act of 2010 (the “Act”) contains provisions for a new Medicare tax to be imposed at a maximum rate of 3.8% in taxable years beginning after December 31, 2012. Also referred to as the Net Investment Income tax, the tax is imposed on an amount equal to the lesser of (a) “net investment income” or (b) the excess of the taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income,” for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Act or as may be defined in future Treasury Regulations or IRS guidance. The term “net investment income” does not include any distribution from a plan or arrangement described in Code sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).

You should consult a qualified tax advisor for further information about the impact of the Act on your individual circumstances.

Puerto Rico Nonqualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan (“Nonqualified Contract”) are generally treated as a nontaxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax on premature distributions from a Nonqualified Contract. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Annuitized distributions under a Nonqualified Contract are treated as part taxable income and part non-taxable return of principal. With annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant’s life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income from Nonqualified Contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

General Information Regarding Qualified Contracts

(Contracts Purchased to Fund an IRA or Other Qualified Plan)

Numerous special tax rules apply to the participants in certain types of retirement plans that receive favorable treatment under the Code (“Qualified Plans”), and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in this Prospectus and in the SAI, but make no attempt to provide more than general information in this Prospectus and the SAI about use of Contracts with the various types of Qualified Plans. We have discontinued making new Contracts available to any Qualified Plan.

When we issue a Contract in connection with a Qualified Plan (“Qualified Contract”), we will amend the Contract as necessary to conform to the requirements of the Code. We have no responsibility, however, for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. Your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.

You should consult a qualified tax advisor for specific information about the impact of tax rules and plan requirements on your particular facts and circumstances.

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Additional Purchase Payments to Qualified Contracts

You may make Additional Purchase Payments to a Qualified Contract, subject to our requirements and limitations for Additional Purchase Payments:

•	as a transfer from a traditional IRA to a Contract issued as a traditional IRA;

•

as a direct or indirect rollover of a distribution from a retirement plan qualified under sections 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to a Contract issued either as a traditional IRA or as a Roth IRA; or

•	by making annual contributions to the extent permitted under the Code.

See “V. Description of the Contract – Purchase Payments” for information on our Additional Purchase Payment requirements and limitations.

We use the term “direct rollover distributions” to refer to amounts that a Qualified Plan remits directly to us as an Additional Purchase Payment. We use the term “indirect rollover distributions” to refer to amounts that you may receive from a Qualified Plan, and then remit to us as an Additional Purchase Payment. The Code permits an indirect rollover distribution to be tax-deferred if it is contributed to an IRA within 60 days of receipt.

Distribution Requirements

The Code imposes requirements on Qualified Plans to comply with minimum distribution requirements. We provide general information, below, on minimum distribution requirements for traditional IRAs, Roth IRAs and certain other Qualified Plans.

Traditional IRAs

Section 408 of the Internal Revenue Code (“Code”) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”) or traditional IRA (to distinguish it from the Roth IRA discussed below). Contracts issued as traditional IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence. Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. The Contract does not qualify for use in connection with an Education IRA under section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the Required Minimum Distribution (“RMD”) rules.

Under our current administrative rules, we do not permit a Beneficiary of a Contract intended for use as a traditional IRA to purchase a new optional benefit Rider if the Beneficiary elects to maintain it as an inherited IRA or a Roth IRA.

Contributions to a Traditional IRA

Eligible rollover distributions from certain types of qualified retirement plans may be rolled over on a tax-deferred basis into a traditional IRA by former participants in the plans. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

If you are the surviving spouse and “designated beneficiary” (as defined in the tax law) of a participant in a tax-qualified retirement account, you may make a direct rollover contribution as an Additional Purchase Payment to a Contract issued as a traditional IRA to the extent permitted. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

Distributions from a Traditional IRA

In general, unless you rolled over non-deductible contributions from any other Qualified Plan or made non-deductible contributions to your Contract, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. You may incur an additional 10% penalty tax if you surrender the Contract or make a withdrawal before you reach age 59 1/2, unless certain exceptions apply as specified in section 72(t) of the Code. If any part of your direct rollover from a tax-qualified retirement plan includes after-tax contributions to the plan, or if you have made any non-deductible contributions to a Contract issued as a traditional IRA, part of any withdrawal or surrender distribution, single sum, death proceeds or annuity payment from the Contract may be excluded from taxable income when received.

A Beneficiary who is not your spouse may make a direct transfer to an inherited IRA of the amount otherwise distributable to him or her under a Contract issued as a traditional IRA.

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Required Minimum Distributions from a Traditional IRA

Treasury Department regulations prescribe required minimum distribution (“RMD”) rules governing the time at which distributions from a traditional IRA to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to a Beneficiary or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a lifetime income benefit feature may affect the amount of the RMD that must be made under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner turns age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner’s age, the value of the Contract (taking into account both the account balance and the actuarial present value of other benefits provided under the Contract), and the value of all other traditional IRAs owned by the taxpayer.

Distributions made from traditional IRAs (and Roth IRAs) after the Owner’s death must also comply with RMD requirements. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s spouse, or an individual other than the Owner’s spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiary or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax advisor.

If you make a direct transfer from a traditional IRA to any other traditional IRA, the minimum distribution requirements (and taxes on the distributions) apply to amounts withdrawn from the other traditional IRA.

Penalty Tax on Premature Distributions from a Traditional IRA

A 10% penalty tax may be imposed on the taxable amount of any payment from a traditional IRA. The penalty tax does not apply to a payment:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated beneficiary.

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or to distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from a traditional IRA for these purposes, you should consult your own qualified tax advisor.

If you rollover a Contract issued as a traditional IRA to a Roth IRA by surrendering the Contract and purchasing a Roth IRA, you may be subject to federal income taxes, including withholding taxes. Please read “Conversion or Rollover to a Roth IRA,” below, for more information.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as traditional IRAs, but they differ in certain significant ways with respect to the taxation of contributions and distributions.

Contributions to a Roth IRA

Unlike a traditional IRA, contributions to a Roth IRA are not deductible. As with a traditional IRA, eligible rollover distributions from certain types of qualified retirement plans may be directly rolled over into a Roth IRA by former participants in the plan. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

Federal income tax will apply to direct rollovers from “non-Roth” accounts in 401(k) retirement plans to Contracts issued as Roth IRAs. Please read “Conversion or Rollover to a Roth IRA,” below, for more information. Under current rules, direct rollovers from “Roth” accounts in a 401(k) retirement plan to Contracts issued as Roth IRAs generally are not subject to federal income tax.

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Distributions from a Roth IRA

Unlike a traditional IRA, distributions from Roth IRAs need not commence when the Owner turns age 70 1/2. Distributions must, however, begin after the Owner’s death. Distributions after the Owner’s death must comply with the minimum distribution requirements described above for traditional IRAs. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s spouse, or an individual other than the Owner’s spouse.

If you wish to impose restrictions on the timing and the manner of payment of death proceeds to your designated beneficiary or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax advisor. Under our current administrative rules, we do not permit a Beneficiary of a Contract intended for use as a Roth IRA to purchase a new optional benefit Rider if the Beneficiary elects to maintain it as a Roth IRA.

Qualified distributions from a Roth IRA are excluded from income. A qualified distribution for these purposes is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

•	made after the Owner turns age 59 1/2;

•	made after the Owner’s death;

•	attributable to the Owner being disabled; or

•	a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code.

A rollover from a Contract issued as a Roth IRA to another Roth IRA is not subject to income tax.

Penalty Tax on Premature Distributions from a Roth IRA

Taxable distributions before age 59 1/2 may also be subject to a 10% penalty tax. This early distribution penalty may also apply to amounts converted to a Roth IRA that are subsequently distributed within a 5-taxable year period beginning in the year of conversion. Please read “Penalty Tax on Premature Distributions from a Traditional IRA,” above, for more information.

The state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.

Conversion or Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA. You also can initiate a direct rollover distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA Contract. The Roth IRA annual contribution limit does not apply to conversion or rollover amounts, but you must satisfy our requirements for Additional Purchase Payments. See “V. Description of the Contract – Purchase Payments” for additional information.

You must pay tax on any portion of a conversion or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. If you convert a Contract issued as a traditional IRA to a Roth IRA, the amount deemed to be the conversion amount for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If you convert a Contract issued as a traditional IRA to a Roth IRA, you may instruct us not to withhold any of the conversion amount for taxes and remittance to the IRS. If you do instruct us to withhold for taxes when converting a Contract issued as a traditional IRA to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal and a reduction in the benefit value of any elected optional guarantee Rider, in a proportion determined by the Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more information about the impact of withdrawals.

If you direct the sponsor or administrator to transfer a rollover amount from your “non-Roth” Qualified Plan to a Roth IRA Contract, there is no mandatory tax withholding that applies to the rollover amount. A direct rollover to a Roth IRA is not subject to mandatory tax withholding, even though the distribution is includible in gross income.

Current tax law no longer imposes a restriction based on adjusted gross income on a taxpayer’s ability to convert a traditional IRA or other qualified retirement accounts to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets to a Roth IRA. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. Given the taxation of Roth IRA conversions and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

You are not subject to federal income tax on a direct rollover of distributions from a Roth account in another Qualified Plan permitted to be rolled over into a Contract issued as a Roth IRA, or from a Contract issued as a Roth IRA to another Roth IRA.

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Other Qualified Plans

You may have purchased a Qualified Contract for use in connection with certain retirement plans that receive favorable treatment under the Code, but are not traditional IRAs or Roth IRAs. The other types of retirement plans (“Other Qualified Plans) include:

Other Qualified Plan Type
SIMPLE IRA Plans	In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions.
Simplified Employee Pensions (SEP-IRAs)	Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees’ IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.
Section 403(b) Plans or Tax-Sheltered Annuities	Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as “tax-sheltered annuities.” Please see the SAI for information on withdrawal restrictions under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Corporate and Self-Employed Pension and Profit-Sharing Plans (H.R. 10 and Keogh)	Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans; however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.
Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations	Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income. Please see the SAI for information on restrictions under the Texas Optional Retirement Program. You may request a copy of the SAI from the Annuities Service Center.

In the case of a Contract held by the trustee of a Qualified Plan, references to the Owner in the discussion below should be read to mean the employee named as the Annuitant on the Contract.

Collecting and Using Information

Through your participation in a Qualified Plan, the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as contract values, purchase payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under your Qualified Plan, and among their employees. By maintaining a Contract for use in a Qualified Plan or by intending to make an additional purchase payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract used in a Section 403(b) Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

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Contributions to Other Qualified Plans

You may make Additional Purchase Payments through rollovers or conversions only from certain types of Qualified Plans or by making annual contributions to the extent permitted under the Code and by us. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code and the plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into Other Qualified Plans and contains rules to limit the total amount you can contribute to all of your IRAs and Other Qualified Plans. Trustees and administrators of Other Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Other Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

Distributions from Other Qualified Plans

If permitted under your plan, you may take a withdrawal in the form of a distribution:

•

from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a traditional IRA; or

•

from a Contract intended for use with a retirement plan qualified under sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code and make a “tax-free rollover” to any such plans.

In addition, if your spouse is your designated beneficiary and survives you, he or she is permitted to take a distribution from a Contact intended for use with your tax-qualified retirement account and make a “tax-free rollover” to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse’s plan. A Beneficiary who is not your surviving spouse may, if permitted by the plan, make a direct transfer to a traditional IRA of the amount otherwise distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-spouse Beneficiary.

You may make a “tax-free rollover” to a Roth IRA from a Contract intended for use as a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code.

In lieu of taking a distribution from your plan (including a section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of a Qualified Contract from the plan.

Current Treasury Department regulations provide a simplified method to determine the taxable portion of annuity payments under Contracts issued in connection with Other Qualified Plans. Please consult with a qualified tax advisor for further information.

Required Minimum Distributions from Other Qualified Plans

Treasury Department regulations prescribe RMD rules governing the time at which distributions from Other Qualified Plans to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These rules are substantially similar to the RMD rules described above for a traditional IRA, except that distributions of required minimum amounts must generally commence by the later of:

•	April 1 of the calendar year following the year the year in which the Qualified Plan participant turns 70 1/2, or

•	April 1 of the calendar year in which Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.

Penalty Tax on Premature Distributions from Other Qualified Plans

A 10% penalty tax may be imposed on the taxable amount of any payment from certain Qualified Contracts (but not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of a traditional IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and “designated beneficiary” (as defined in the tax law).

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

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These exceptions, as well as certain others not described herein, generally apply to taxable distributions from Other Qualified Plans (although, in the case of plans qualified under sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Owner has separated from service). If you wish to take a distribution and rely on an exception to the penalty tax, you should consult your own qualified tax advisor.

Withholding on Eligible Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under sections 401(a), 403(a) or 403(b) of the Code, or from a governmental deferred compensation plan described in section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an eligible retirement plan, including a traditional IRA, or to a Roth IRA.

If you take a distribution from a Qualified Contract, we may have to withhold a portion of your distribution and remit it to the IRS. The amount we may be required to withhold can be up to 20% of the taxable portion of your distribution. We treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in the guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another Qualified Plan. Similarly, if you wish to make Additional Purchase Payments to a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. You should seek independent tax advice if you intend to maintain a Contract for use with a Qualified Plan.

Designated Roth Accounts within Other Qualified Plans

The Small Business Jobs Act of 2010 authorizes: (1) participants in 457(b) plans to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.

Rollover to a Roth IRA

Current tax law no longer imposes a restriction, based on adjusted gross income, on a taxpayer’s ability to initiate a direct rollover from a non-Roth account in a Qualified Plan to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now initiate a direct rollover of a distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to rollover amounts.

You must, however, pay tax on any portion of the rollover amount that would have been taxed if you had not made a direct rollover to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. Please note that the amount deemed to be the “rollover amount” for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

A 10% penalty tax for premature distributions may apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted.

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If you instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, we will assume it is permitted under your plan and you may instruct us to not withhold any of the rollover for taxes and remittance to the IRS. A direct rollover is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you instruct us to withhold taxes in connection with a direct rollover from an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract. This could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

Given the taxation of direct rollovers to a Roth IRA and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such rollover or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

Section 403(b) Plans

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. If you purchased a Contract for use in a retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or the “Plan”), we may restrict your ability to make Additional Purchase Payments unless (a) we receive the Additional Purchase Payment directly from the Section 403(b) Plan through your employer, the Plan’s administrator, the Plan’s sponsor or in the form of a transfer acceptable to us, (b) we have entered into an agreement with your Section 403(b) Plan concerning the sharing of information related to your Contract (an “Information Sharing Agreement”), and (c) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury Department regulations (a “Certificate of Compliance”) (Information Sharing Agreement and Certificate of Compliance, together, the “Required Documentation”).

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Plan.

Additional Purchase Payments. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Plan to a previously issued Contract used in a Section 403(b) Plan. Subject to our receipt of the Required Documentation, such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to accept a Purchase Payment, the transfer may be treated as a taxable transaction.

Please see the SAI for information regarding withdrawals under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.

Loans under section 403(b) of the Code

You may be eligible for a loan of some or all of your Contract Value if:

•	We issued your Contract prior to January 1, 2009,

•	Your Contract does not contain a GMWB Rider,

•	Your Contract is intended for use with a retirement plan qualified under section 403(b) of the Code,

•	The retirement plan is not subject to Title 1 of ERISA, and

•	Your retirement plan permits you to request the loan.

Loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid. Please consult your plan administrator and a qualified tax advisor for further information before requesting a loan.

Loans are subject to the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time you apply for a loan. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax advisor before exercising any loan privilege for which you are eligible. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

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Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

We deduct the amount of any Unpaid Loans from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

If you have a loan outstanding under a Contract intended for use with a Section 403(b) Plan, any surrender or transfer of your Contract may subject you to income taxation on the amount of the loan balance.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. If you purchased a Contract intended for use in connection with Puerto Rican “tax qualified” retirement plans, please note that the text of this Prospectus addresses U.S. federal tax law only and is inapplicable to the tax laws of Puerto Rico.

See Your Own Tax Advisor

The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

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VIII. General Matters

Asset Allocation Services

We are aware that certain third parties may have offered asset allocation services (“Asset Allocation Services”) in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account’s policies that we have adopted to discourage disruptive frequent trading activity. (See “Transfers Among Investment Options.”) We do not endorse, approve or recommend such services in any way. If you authorize payment for such services from your Contract Value: (1) we treat the payments as withdrawals under the terms described earlier in this Prospectus; and (2) any such withdrawals may incur a withdrawal charge or other fee under the terms described in this Prospectus, which would be separate and in addition to any other charges and fees you may pay for other withdrawals. See “V. Description of the Contract – Accumulation Period Provisions – Withdrawals” for information about the treatment of withdrawals under the Contract. You should also refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” or Appendix D: “Optional Guaranteed Minimum Income Benefits,” if you purchased one of our optional benefit Riders, for information about the impact of withdrawals on the Rider’s benefits.

Distribution of Contracts

John Hancock Distributors, LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210-2805. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

We offered the Contracts for sale through broker-dealers that had entered into selling agreements with JH Distributors. Broker-dealers sold the Contracts through their registered representatives who were appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors may continue to pay compensation to broker-dealers for the promotion, sale and servicing of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from a Portfolio’s distribution plan (“12b-1 fees”), the fees and charges imposed under the Contract, and other sources, including distribution plans of the underlying portfolios of a Portfolio that is a fund of funds.

The individual representative who sold you a Contract may receive a portion of the compensation that we pay for servicing an existing Contract, or that we pay upon receipt of an Additional Purchase Payment, under the representative’s own arrangement with his or her broker-dealer. We may also continue to pay commissions or overrides to a limited number of affiliated and/or non-affiliated broker-dealers that provided marketing support and training services to the broker-dealer firms that sold and service the Contracts.

Standard Compensation

The amount and timing of compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see “VI. Charges and Deductions”).

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may have entered into special compensation or reimbursement arrangements (“revenue sharing”) with selected firms. We determined which firms to support and the extent of the payments that we

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made and may continue to make. Under these arrangements, the form of payment may have been any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

In consideration of these arrangements, a firm may have given us preferential access to members of its sales force. In addition, the firm may have agreed to participate in our marketing and on-going training and servicing activities by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force.

These arrangements were not offered to all firms, and the terms of such arrangements differed between firms. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of the Contracts, although a small number of firms continue to receive revenue sharing payments in accordance with the terms of agreements entered into with those particular firms. We provided additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2012, in the SAI, which is available upon request. Any such compensation, which may have been significant at times, does not result in any additional direct charge to you by us.

Broker-dealers may receive or may have received additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may have included, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may have contributed to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may have received gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling or servicing other variable contracts. The compensation and revenue sharing arrangements may give or have previously given us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to recommend the contracts of one issuer over another issuer or one product over another product.

For sales representatives of certain affiliates, the amount of additional compensation paid was based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervised these sales representatives may also have been entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers was primarily based on sales of proprietary products, these sales representatives and their managers had an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Contracts Sold Directly Without Payment of Any Sales Compensation

The Contract may have been sold directly to certain individuals under various circumstances that did not involve payment of any sales compensation to a registered representative. For such Contracts we credit initial and Additional Purchase Payments to the Contract with an additional 5% of the Purchase Payment. (However, the amount of the Payment Enhancement and the credit may not exceed 10% of the Purchase Payment. Therefore, if the Payment Enhancement exceeds 5%, the amount of the credit will be reduced so that the total of the Payment Enhancement and the credit equals 10% of the Purchase Payment.

We apply the credit and the Payment Enhancement (subject to the limitations on the aggregate credit and Payment Enhancement that may be applied) in effect at the time of the issuance of the Contract to each Additional Purchase Payment.

The credit may be terminated or reduced at any time for Contracts issued, and Additional Purchase Payments made, after the date of termination. Initial and Additional Purchase Payments that do not receive the Payment Enhancement and credits described above will receive the guaranteed Payment Enhancement set forth under “Payment Enhancements” above.

The following classes of individuals are eligible for this waiver:

•	officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Variable Insurance Trust or any of their affiliates; and

•

employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts and (2) have approved the payment of the credit to their employees and registered representatives.

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Transaction Confirmations

We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

Reinsurance Arrangements

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts’ guaranteed benefits, and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

Statements of Additional Information

Our Statements of Additional Information provide additional information about the Contracts, including the optional benefit Riders and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on page ii of this Prospectus. The SEC also maintains a website (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statement of Additional Information

General Information and History
Accumulation Unit Value Tables
Services
Independent Registered Public Accounting Firm
Servicing Agent
Principal Underwriter
Special Compensation and Reimbursement Arrangements
State Variations Regarding Recognition of Same-Sex Couples
Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities
Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations
Legal and Regulatory Matters
Appendix A: Audited Financial Statements

John Hancock Life Insurance Company of New York Separate Account A

Statement of Additional Information

General Information and History
Accumulation Unit Value Tables
Services
Independent Registered Public Accounting Firm
Servicing Agent
Principal Underwriter
Special Compensation and Reimbursement Arrangements
State Variations Regarding Recognition of Same-Sex Couples
Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities
Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations
Legal and Regulatory Matters
Appendix A: Audited Financial Statements

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Financial Statements

The Statements of Additional Information also contain the Company’s financial statements for the years ended December 31, 2012 and 2011, and its Separate Account financial statements for the year ended December 31, 2012 (the “Financial Statements”). Our Financial Statements provide information on our financial strength as of December 31, 2012, including information on our General Account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company’s General Account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

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Appendix A: Examples of Calculation of Withdrawal Charge

Example 1. Assume that a single Purchase Payment of $50,000 is made, a 3% Payment Enhancement of $1,500 is credited to Contract Value, and no Additional Purchase Payments are made and there are no withdrawals.

The table below illustrates six examples of the withdrawal charges that would be imposed if the Contract were completely withdrawn. All Contract Values are hypothetical. During any Contract Year the free Withdrawal Amount is the greater of the Contract Value minus unliquidated Purchase Payments (accumulated earnings), or 10% of total Purchase Payments made under the Contract minus any withdrawals in that Contract Year.

Contract Year	Hypothetical Contract Value		Free Withdrawal Amount		Payments Liquidated		Withdrawal Charge
							Percent	Amount
2		$55,000	$5,000	[1]	$50,000		8.50%	$4,250
4		$50,500	$5,000	[2]	$45,500		7.00%	$3,185
6		$60,000	$10,000	[3]	$50,000		5.00%	$2,500
7		$35,000	$5,000	[4]	$45,000	[4]	4.00%	$1,800
8		$80,000	$30,000	[5]	$50,000		3.00%	$1,500
10		$70,000	$20,000	[6]	$50,000		0.00%	$0

[1]

In the second Contract Year the earnings under the Contract are $5,000 ($55,000 – $50,000 = $5,000), and 10% of Purchase Payments is equal to $5,000 (0.10 × $50,000 = $5,000). Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 Purchase Payment is liquidated and the withdrawal charge is assessed against that liquidated payment.

[2]

In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of Purchase Payments, therefore the free Withdrawal Amount is equal to 10% of Purchase Payments ($50,000 × 10% = $5,000) and the withdrawal charge is only applied to Purchase Payments liquidated (Contract Value less withdrawal amount).

[3]

In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of Purchase Payments ($5,000). The free Withdrawal Amount therefore is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated.

[4]

In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 – $50,000), so the free Withdrawal Amount is 10% of Purchase Payments ($50,000 × 10% = $5,000) and the withdrawal charge is applied to total Purchase Payments less the free Withdrawal Amount. This calculation only applies to Contracts issued on or after April 1, 2003. For Contracts issued prior to April 1, 2003, the withdrawal charge would be applied to the lesser of the total Purchase Payments or the Contract Value, less the free Withdrawal Amount. In this example, the payments liquidated would be $30,000 ($35,000 – $5,000).

[5]

In the example for the eighth Contract Year, the accumulated earnings of $30,000 is greater than 10% of Purchase Payments ($5,000). The free Withdrawal Amount therefore is equal to the accumulated earnings of $30,000 and the withdrawal charge is applied to the payments liquidated.

[6]	There is no withdrawal charge on any Purchase Payments that have been in the Contract for at least 10 years.

Example 2. Assume: that a single Purchase Payment of $50,000 is made, a 3% Payment Enhancement of $1,500 is credited to Contract Value, no transfers are made, no Additional Purchase Payments are made, and that there are a series of four withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

Hypothetical Contract Value	Withdrawal Amount		Free Withdrawal Amount		Payments Liquidated	Withdrawal Charge
						Percent	Amount
$65,000		$2,000	$15,000	[1]	$0	8.00%	$0
$49,000		$5,000	$3,000	[2]	$2,000	8.00%	$160
$52,000		$7,000	$4,000	[3]	$3,000	8.00%	$240
$44,000		$8,000	$0	[4]	$8,000	8.00%	$640

[1]

The free Withdrawal Amount during any Contract Year is the greater of the Contract Value minus unliquidated payments (accumulated earnings), or 10% of Purchase Payments minus 100% of all prior withdrawals in that Contract Year. For the first example, accumulated earnings of $15,000 ($65,000 – $50,000 = $15,000) is the free Withdrawal Amount since it is greater than 10% of Purchase Payments less prior withdrawals ($5,000 – $0). The amount requested ($2,000) is less than the free Withdrawal Amount. Therefore, payments are not liquidated and no withdrawal charge applies.

[2]

The Contract has negative accumulated earnings ($49,000 – $50,000 < 0), so the free Withdrawal Amount is limited to 10% of Purchase Payments minus 100% of all prior withdrawals during the Contract Year. Because $2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal during the third Contract Year is $3,000. The $5,000 withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and will result in payments being liquidated. The remaining unliquidated payments after the $5,000 withdrawal are $48,000 ($50,000 – $2,000 = $48,000).

[3]

The Contract has increased in value to $52,000. The unliquidated payments are $48,000 which results in $4,000 of accumulated earnings ($52,000 – $48,000 = $4,000) which is greater than 10% of Purchase Payments minus prior withdrawals this Contract Year ($5,000 – $2,000 – $5,000 < 0). Hence the free Withdrawal Amount is $4,000, leaving $3,000 of the $7,000 withdrawal subject to a withdrawal charge. The unliquidated payments are reduced by $3,000 to $45,000.

[4]

The free Withdrawal Amount is zero since the Contract has negative accumulated earnings ($44,000 – $45,000 < 0) and the full 10% of Purchase Payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year, the full 10% of Purchase Payments would be available for withdrawal requests during that Contract Year.

A-1

Appendix B: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefits that may have been available at the time you purchased a Venture Vantage® Contract. If you purchased an optional enhanced death benefit Rider, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any enhanced death benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about taxes applicable to optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

1.	Guaranteed Earning Multiplier Death Benefit – Not offered in New York or Washington

2.	Triple Protection Death Benefit – Not offered in New York or Washington

3.	Annual Step-Up Death Benefit

Guaranteed Earnings Multiplier

(Not offered in New York or Washington)

Depending on availability, you may have elected the optional Guaranteed Earnings Multiplier benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Guaranteed Earnings Multiplier. Election of the Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals.

The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:

(i)	is equal to the Guaranteed Earnings Multiplier benefit prior to the withdrawal; and

(ii)	is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

If the Beneficiary under the Contract is the deceased Owner’s spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and the Guaranteed Earnings Multiplier will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner’s death and the death benefit payable upon the first Contract Owner’s death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with withdrawals prior to the date of the first Contract Owner’s death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

Termination of the Guaranteed Earnings Multiplier

Guaranteed Earnings Multiplier will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Guaranteed Earnings Multiplier) as the new Owner.

Guaranteed Earnings Multiplier Fee

A daily charge at an annual effective rate of 0.20% of the value of each Variable Investment Option is deducted from each Subaccount for the Guaranteed Earnings Multiplier.

The election of Guaranteed Earnings Multiplier on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

Triple Protection Death Benefit

(Not offered in New York or Washington)

Depending on availability, you may have elected the Triple Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under the Triple Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December 2003 and December 2004.

Once the Triple Protection Death Benefit is elected, it is irrevocable. If the Triple Protection Death Benefit is elected, the death benefit paid under the Triple Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional annual fee of 0.50% (as a percentage of the Triple Protection Death Benefit) is imposed for the Triple Protection Death Benefit (see “Triple Protection Death Benefit Fee” below). Once the Triple Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.

The death benefit paid under the Triple Protection Death Benefit (“Triple Protection Death Benefit”) is determined as of the date on which written notice and proof of death and all required forms are received in Good Order at our Annuities Service Center. The amount of the Triple Protection Death Benefit is equal to the “Enhanced Earnings Death Benefit” factor plus the greatest of:

•	the Contract Value;

•	the Return of Purchase Payments Death Benefit Factor;

•	the Annual Step-Up Death Benefit Factor; or

•	the Graded Death Benefit Factor.

If there is any Debt under the Contract, the Triple Protection Death Benefit equals the amount described above less the Debt amount.

If the Beneficiary is the deceased Owner’s spouse, and the Triple Protection Death Benefit is not taken in one sum immediately, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving spouse:

•	The Triple Protection Death Benefit paid upon the first Owner’s death (“first Triple Protection Death Benefit”) is not treated as a Purchase Payment to the Contract;

•

In determining the “Enhanced Earnings Death Benefit” Factor (see “Enhanced Earnings Death Benefit Factor” below), on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the “Enhanced Earnings Death Benefit” Factor;

•

In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Withdrawal Reductions” below).

“Enhanced Earnings Death Benefit” Factor.

For purposes of the Triple Protection Death Benefit, the “Enhanced Earnings Death Benefit” factor is equal to 50% multiplied by Earnings, as defined under the “Enhanced Earnings Death Benefit” Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the “Enhanced Earnings Death Benefit” Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Example” and “Withdrawal Reductions” below).

The Maximum “Enhanced Earnings Death Benefit” Factor is equal to 100% of the Earnings Basis.

Example. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no Additional Purchase Payments and you take no withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Triple Protection Death Benefit. Based on these assumptions:

•	The “Earnings Basis” is equal to 150% of $100,000, or $150,000.

•	“Earnings” is equal to $175,000 minus $150,000, or $25,000.

•	The “Enhanced Earnings Death Benefit” Factor is equal to 50% of $25,000, or $12,500.

Note that for purposes of the Triple Protection Death Benefit, “Earnings” will always be less than the excess of Contract Value over Purchase Payments. In this example, “Earnings” is less than $75,000 (or $175,000 minus $100,000).

Annual Step-Up Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner’s reaching age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with withdrawals since that Contract Anniversary (see “Withdrawal Reductions” below).

Graded Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1. is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

Number of Complete Years Payment has been in Contract	Payment Multiplier*
0	100%
1	110%
2	120%
3	130%
4	140%
5	150%

*  If a Purchase Payment is received on or after the oldest Owner’s 71st birthday, the Payment
Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit
Factor.

2. is equal to the sum of Withdrawal Reductions in connection with withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with withdrawals taken plus $250,000.

Withdrawal Reductions. If total withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the “Annual Withdrawal Limit”), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each withdrawal.

The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each withdrawal but may be recalculated if subsequent withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract

Year will be recalculated and will reduce the appropriate value proportionally. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Investment Options

We reserve the right to restrict Investment Options at any time. We will notify the Owner in writing at least 30 days prior to restricting an Investment Option. If we restrict an Investment Option you may not be able to transfer or allocate Contract Value or Purchase Payments to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to the terms of the Contract.

At the current time, there are no additional Investment Option restrictions imposed.

Termination of Triple Protection Death Benefit Rider

The Owner may not terminate the Triple Protection Death Benefit Rider. However, Triple Protection Death Benefit will terminate automatically upon the earliest of:

•	the date the Contract terminates;

•	the Maturity Date; or

•

the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and Triple Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

Triple Protection Death Benefit Fee

Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.

Annual Step-Up Death Benefit

You may have elected the optional Annual Step-Up Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. Election of this benefit may only have been made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the Annual Step-Up Death Benefit is the greater of:

•	the death benefit described under “Death Benefit During Accumulation Period”; or

•	the Annual Step-Up Death Benefit.

The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step-Up Death Benefit but prior to the oldest Owner’s 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus Additional Purchase Payments, less amounts deducted in connection with withdrawals since the last day of the Contract Year. The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:

(i)	is equal to the Annual Step-Up Death Benefit prior to the withdrawal; and

(ii)	is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

If the oldest Owner is age 80 or older on the effective date of the Annual Step-Up Death Benefit, the Annual Step-Up Death Benefit is zero. Therefore, if the oldest Owner of a Contract were age 80 or older, the Annual Step-Up Death Benefit may not have been elected.

If the Beneficiary under the Contract is the Contract Owner’s surviving spouse and elects continue the Contract, the Contract and the Annual Step-Up Death Benefit will continue with the surviving spouse as the new Contract Owner subject to our issue age rules. For purposes of calculating the Annual Step-Up Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner’s death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with withdrawals prior to the date the first death benefit is paid will not be considered in determination of the Annual Step-Up Death Benefit. In determination of the Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first death benefit is paid.

Termination of the Annual Step-Up Death Benefit. The Annual Step-Up Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Annuity Commencement Date; or (c) the date on which the Annual Step-Up Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Annual Step-Up Death Benefit) as the new Owner.

Annual Step-Up Death Benefit Fee. A daily charge at an annual effective rate of 0.20% of the value of each variable Investment Account is deducted from each Subaccount for the Annual Step-Up Death Benefit.

Qualified Plans

If you use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan. Please consult your own qualified tax advisor.

The Annual Step-Up Death Benefit may not always be in your interest since an additional fee is imposed for this benefit and we provide no assurance that investment performance will be sufficient to result in an increased death benefit.

Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix describes the following optional guaranteed minimum withdrawal benefit (“GMWB”) Riders that may be part of a previously issued Contract:

Income Plus For Life® Series Riders:

•	Income Plus For Life® 12.08 Series:

¡	Income Plus For Life® 12.08

¡	Income Plus For Life – Joint Life® 12.08

•	Income Plus For Life® (Quarterly Step-Up Review) Series

¡	Income Plus For Life® (Quarterly Step-Up Review)

¡	Income Plus For Life – Joint Life® (Quarterly Step-Up Review)

•	Income Plus For Life® (Annual Step-Up Review) Series*

¡	Income Plus For Life® (Annual Step-Up Review)

¡	Income Plus For Life – Joint Life® (Annual Step-Up Review)

*	The Income Plus For Life® (Annual Step-Up Review) Series Riders were previously referred to as “Income Plus For Life” and “Income Plus For Life – Joint Life®.”

Principal Plus for Life Series Riders

•	Principal Plus for Life

•	Principal Plus for Life Plus Automatic Annual Step-Up

•	Principal Plus for Life Plus Spousal Protection

Principal Plus Rider

These optional GMWB Riders are no longer available to be added to your Contract. If you purchased any of these Riders, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where they were available, we only permitted one GMWB Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.

We describe a different type of optional benefit Rider, known as a “Guaranteed Minimum Income Benefit Rider,” in Appendix D.

General Information about Guaranteed Minimum Withdrawal Benefit Riders

This section of the Appendix provides general information about our GMWB Riders. We provide specific information about each GMWB Rider’s features in the sections that follow.

Forms of Guaranteed Amounts

Our GMWB Riders provide two different types of benefits:

Lifetime Income Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals for the duration of a single lifetime, or for the duration of two (“joint”) lifetimes. Lifetime Income Amount guarantees begin on a Lifetime Income Date.

Guaranteed Withdrawal Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance”). Initial Guaranteed Withdrawal Amounts are generally determined on the date you purchase a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.

The Rider you purchased may provide either a Lifetime Income Amount or a Guaranteed Withdrawal Amount or both types of benefits. We describe the types of benefits for each Rider in the Features section of this Appendix.

Covered Person(s)

Please review the “Features” section of the applicable Rider to determine if the Rider provides a lifetime income guarantee and, if so, whether it can be based on a single life or a joint life.

Single Life Guarantee. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may have waived the requirement of Contract ownership and permitted you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.

EXAMPLE: We permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.

The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.

Joint Life Guarantee. For Riders that provide a lifetime income guarantee based on the lifetime durations of two Covered Persons, we determined the Covered Persons at the time you elected the Rider. A spouse may need to qualify as a “spouse” under federal law to be treated as a Covered Person under the Contract. See “Civil Union and Same-Sex Marriage Partners” below.

For Riders issued with Nonqualified Contracts:

•	both spouses must be named as co-Owners of the Contract; or

•	if only one spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other spouse must be designated as the Beneficiary of the Contract.

For Riders issued with Qualified Contracts:

•	one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and

•	the Owner’s spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider (see “Impact of Divorce” in “V. Description of the Contract – Accumulation Period Provisions” for additional information on the impact of divorce.) You may lose benefits under the Rider if a Covered Person is removed from the Rider.

Availability of Guaranteed Minimum Withdrawal Benefit Riders

You could have elected a GMWB Rider at the time you purchased a Contract, provided:

•	the Rider was available for sale in the state where the Contract was sold;

•	you limited your investment of Purchase Payments and Contract Value to the Investment Options we make available with the Rider; and

•	the Covered Person complied with the age restrictions we may impose for the Rider (not applicable to Principal Plus).

•

if you intend the Contract to be used with an IRA you inherited from someone else (sometimes referred to as an “Inherited IRA” or “Beneficiary IRA”), you must be the surviving spouse of the decedent and you must own the IRA in your own name.

If you were the Beneficiary of a Contract that was intended to qualify as an IRA:

•	you would have been able to continue that Contract in effect as an Inherited IRA, but if the Contract had an existing GMWB Rider, the Rider terminated; and

•	you would not have been permitted to purchase a new GMWB Rider for use with the Contract.

Once you elected a GMWB Rider, its effective date usually is the Contract Date (unless we permitted otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.

Age Restrictions. We did not make any of the GMWB Riders available if you (or the older Owner with GMWB joint-life Riders) were age 81 or older at the time you purchased your Contract. Also, for Principal Plus for Life Plus Spousal Protection, both you and your spouse must have been at least 65 or, if not, you must have birthdates less than 6 years apart from each other.

Guaranteed Minimum Withdrawal Benefit Rider. You could only purchase a Rider at the time you purchased a Contract. Once you elected a Rider and the right to cancel your Contract period expired (see “Other Contract Provision – Right to Review” in “V. Description of the Contract”), you were no longer able to revoke this optional benefit. We offered these optional benefit Riders only where approved by state insurance regulatory agencies.

Civil Union and Same-Sex Marriage Partners. The Riders generally are designed to comply with current federal tax provisions related to status as a “spouse” under the federal Defense of Marriage Act (“DOMA”). The DOMA definition does not recognize civil unions or same-sex marriages that may otherwise be allowed under state law. In certain states, however, we have allowed civil union and same-sex marriage partners to purchase the Contract with a GMWB Rider and receive the same Rider benefits as a “spouse” who falls within the DOMA definition. See the SAI for a table identifying the states where currently allowed. Please note that in these states, there may be adverse federal tax consequences with distributions and other transactions upon the death of the first civil union or same-sex marriage partner. Please consult with your own qualified tax advisor.

Rider Fees

We charge an additional fee on each Contract Anniversary for a GMWB Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct the pro rata share of the annual fee from the Contract Value:

•	on the date we determine the death benefit;

•	after the Annuity Commencement Date at the time an Annuity Option begins; or

•	at full surrender of the Contract; or

•	depending on the Rider, on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct any additional Rider fee during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.

Fee for Income Plus For Life® 12.08 Series Riders. The fee is equal to 0.85% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 12.08 or Income Plus For Life – Joint Life® 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders. The fee is equal to 0.75% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.70% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life (Quarterly Step-Up Review) or Income Plus For Life – Joint Life® (Quarterly Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders. The fee is equal to 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change the Income Plus For Life® (Annual Step-Up Review) or Income Plus For Life – Joint Life® (Annual Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Principal Plus for Life. The fee is equal to 0.40% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

Fee for Principal Plus for Life Plus Automatic Annual Step-Up. The current fee is equal to 0.70% of the Adjusted Benefit Base. The fee for Riders purchased December 15, 2008 through April 30, 2009 is 0.70% of the Adjusted Benefit Base. The fee for Riders purchased June 16, 2008 through December 12, 2008 is 0.55% of the Adjusted Benefit Base. The fee for Riders purchased prior to June 16, 2008 is 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee will never exceed 1.20%.

Fee for Principal Plus for Life Plus Spousal Protection. The fee is equal to 0.65% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any the amount of Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Spousal Protection Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Spousal Protection Rider fee will never exceed 1.20%.

Fee for Principal Plus. The fee is equal to 0.30% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted by the amount of any Step-Up, Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.

If we decide to increase the rate of a Rider fee at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. If you decline a scheduled Step-Up, we will not increase the Rider fee at that time. You will have the option to elect a Step-Up within 30 days of subsequent Step-Up dates. If you decide to step-up a guaranteed amount at that time, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Restrictions on Additional Purchase Payments

If you purchased a GMWB Rider, we restrict your ability to make Additional Purchase Payments to the Contract without our prior approval.

Restrictions on Additional Purchase Payments for Nonqualified Contracts. If we issued your Contract not in connection with an IRA or other Qualified Plan, we will not accept, without our prior approval:

•	(Contracts issued in states other than OR and NJ) any Additional Purchase Payment after the first Contract Anniversary; or

•

(Contracts issued in OR or NJ) any Additional Purchase Payment after the first Contract Anniversary following the Rider Date if your total Additional Purchase Payments after the first Contract Anniversary exceed $100,000.

Restrictions on Additional Purchase Payments for Qualified Contracts (not applicable to Principal Plus, which applies Nonqualified Contract limits to Qualified Contracts). If we issued your Contract in connection with a Qualified Plan, including an IRA, we will not accept, without our prior approval:

•

(Contracts issued in states other than OR and NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64);

•

(Contracts issued in OR or NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64), if your total payments after the first Contract Anniversary exceed $100,000; but

•	(all Contracts) we will not accept any Purchase Payment after the oldest Covered Person becomes age 81.

Additional Purchase Payments for both Nonqualified Contracts and Qualified Contracts are also subject to the following:

•

You may not make an Additional Purchase Payment, without our approval, if your Contract Value exceeds $1 million at the time of payment or if the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment during a Rider’s Settlement Phase (see “Settlement Phase” below).

Other limitations on Additional Purchase Payments may vary by state.

If we issued your Contract in connection with an IRA, any Additional Purchase Payments that we may approve for the year that you become 70 1/2 and for any subsequent year must qualify as a “rollover contribution.” We are not responsible for determining if the payment is a “rollover contribution” and you should consult with a qualified tax advisor regarding your GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. We reserve the right to refuse to accept Additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issued your Contract. We do not reserve this right of refusal for Additional Purchase Payments before the Age 65 Contract Anniversary that are otherwise permitted to Contracts issued in connection with Qualified Plans, including IRAs.

Approval of Additional Purchase Payments through Automatic Withdrawals from Bank Accounts and Payroll Deduction Plans. We will continue to accept Additional Purchase Payments under the terms of your Contract and GMWB Rider when made in connection with an automatic withdrawal program from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”) if:

•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,

•	no automatic withdrawal program from your Contract is in effect, and

•	your Rider is not in the Settlement Phase.

Additional Purchase Payments will be subject to our prior approval, however, if any of the following apply:

•	you make the payment under a Bank Plan and it exceeds the amount authorized on May 4, 2012 to be withdrawn periodically from your bank account and paid to us as an Additional Purchase Payment; or

•	your Contract Value exceeds $1 million at the time of payment, under either a Bank Plan or Payroll Plan; or

•	your Contract Value is less than $1 million and the Additional Purchase Payment under either a Bank Plan or Payroll Plan would cause your Contract Value to exceed $1 million; or

•

(Qualified Contracts) you make the payment after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary and your total payments after the first Contract Anniversary exceed $100,000.

For Qualified Contracts, we will not accept an Additional Purchase Payment under a Bank Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. If (where permitted by state law) we intend to cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, we will mail notice to you at your last known address to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

Approval of Other Additional Purchase Payments. There may be circumstances other than as described above where we may approve Additional Purchase Payments for Contracts with GMWB Riders. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. For further information, contact your financial advisor or our Annuities Service Center.

Impact of Additional Purchase Payment Restrictions on Increases in Guaranteed Amounts. The restrictions on Additional Purchase Payments described above may prevent you from increasing the amount of any Credits or Step-Ups we would otherwise have applied to the Benefit Base based on Additional Purchase Payments, and may prevent you from increasing the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments.

Restrictions on Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders.

If you purchased any of our GMWB Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:

(a)	among the currently available individual Investment Options (see “Available Individual Investment Options” below); or

(b)	in a manner consistent with any one of the restricted Model Allocations for which you may have been eligible (see “Restricted Model Allocations” below).

Subject to our restrictions on frequent trading:

•	if you are invested in one or more of the available individual Investment Options, you may transfer Contract Value between these Investment Options; or

•

if you are invested in a restricted Model Allocation, you may transfer 100% of your Contract Value from the restricted Model Allocation to one or more of the currently available individual Investment Options.

You may not specify the Investment Option from which you wish to make a withdrawal; withdrawals are taken in accordance with our default procedures described in “V. Description of the Contract – Accumulation Period Provisions – Withdrawals.” We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

You should consult with your registered representative to assist you in determining whether investing in any individual Investment Option or Model Allocation is suitable for your financial needs and risk tolerance.

Available Individual Investment Options. If you purchased a Contract with a GMWB Rider, we limit the individual Investment Options to which you may allocate your Contract Value. The currently available individual Investment Options invest in the following Portfolios:

•	Core Fundamental Holdings Trust

•	Core Global Diversification Trust

•	Core Strategy Trust

•	Lifestyle Balanced Trust

•	Lifestyle Conservative Trust

•	Lifestyle Growth Trust

•	Lifestyle Moderate Trust

•	Total Bond Market Trust B

•	Ultra Short Term Bond Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from your selected Source Investment Option in connection with your selected Investment Options.

Restricted Individual Investment Options. The following individual Investment Options, which may have been available when you purchased a GMWB Rider, are currently restricted (“Restricted Options”):

•	American Asset Allocation Trust

•	Capital Appreciation Value Trust

•	Core Allocation Plus Trust

•	Disciplined Diversification Trust

•	Franklin Templeton Founding Allocation Trust (not available with any GMWB Rider purchased after December 15, 2008, other than Principal Plus For Life)

•	Fundamental Holdings Trust

•	Global Diversification Trust

•	Money Market Trust

If all or a portion of your Contract Value was allocated to one or more of the Restricted Options on the last day it was available, you may continue to allocate Additional Purchase Payments to that Restricted Option. However, you will not be able to transfer amounts from another Investment Option to the Restricted Option. You also will no longer be able to use the Restricted Option if you transfer all of your Contract Value out of that Restricted Option into any of the available individual Investment Options.

We reserve the right to restrict Investment Options in your variable Investment Account at any time. If we restrict an Investment Option, you may not be able to allocate or transfer Additional Purchase Payments (even if the Additional Purchase Payments are not otherwise restricted) or Contract Value into the Restricted Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see “IV. General Information about Us, the Separate Accounts and the Portfolios” as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolios’ prospectuses by contacting the Annuities Service Center shown on page ii of this Prospectus. You should read a Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

Restricted Model Allocations. We do not currently make “Model Allocations” available. If you allocated Contract Value to one of the Model Allocations shown below in the Table of Restricted Model Allocations on or before the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation.

If you are permitted to use a restricted Model Allocation, you may also continue to use our DCA program from any available DCA Fixed Investment Option in connection with that restricted Model Allocation. You also authorize us to rebalance your entire Contract Value allocated to that restricted Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not make any transfers to other Investment Options except to transfer 100% of your Contract Value to one or more of the available individual Investment Options.

None of the Model Allocations is a fund-of-funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your registered representative to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

Table of Restricted Model Allocations. The following 10 Model Allocations were available with Contracts issued with GMWB Riders issued prior to May 1, 2009, and are restricted as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocations.

Restricted Model Allocations:

Model Allocation Name	Model Allocation Percentage	Portfolio Name
American Global Diversification (not available after April 30, 2009)	65% 20% 10% 5%	American Global Growth Trust Bond Trust High Yield Trust American New World Trust
Fundamental Holdings of America (not available after April 30, 2009)	35% 25% 25% 15%	Bond Trust American Growth-Income Trust American Growth Trust American International Trust
Global Balanced (not available after April 30, 2007)	30% 25% 25% 20%	Fundamental Value Trust American International Trust Lifestyle Balanced Trust Global Bond Trust
Blue Chip Balanced (not available after April 30, 2007)	40% 30% 30%	Investment Quality Bond Trust American Growth Trust American Growth-Income Trust
Value Strategy (not available after February 10, 2006)	30% 30% 20% 20%	Fundamental Value Trust Equity-Income Trust Active Bond Trust Strategic Income Opportunities Trust
Growth Blend (not available after February 10, 2006)	40% 20% 20% 20%	Blue Chip Growth Trust American Growth-Income Trust Active Bond Trust Strategic Income Opportunities Trust
Core Holdings of America (not available after August 1, 2005)	35% 25% 25% 15%	Active Bond Trust American Growth Trust American Growth-Income Trust American International Trust
Core Solution (not available after April 30, 2005)	34% 33% 33%	Strategic Income Opportunities Trust Blue Chip Growth Trust Equity-Income Trust
Value Blend (not available after April 30, 2005)	40% 20% 20% 20%	Equity-Income Trust American Growth Trust Active Bond Trust Strategic Income Opportunities Trust
Global (not available after April 30, 2005)	30% 30% 20% 20%	International Value Trust Global Bond Trust American Growth-Income Trust Blue Chip Growth Trust

A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and, when redeemed, may be worth more or less than your original investment. For more information regarding each Portfolio that we permit you to invest in through a Model Allocation, including information relating to that Portfolio’s investment objectives, policies and restrictions, and the risks of investing in that Portfolio, please see “IV. General Information about Us, the Separate Accounts and the Portfolios,” as well as the Portfolio’s prospectus. You can obtain a Prospectus containing more complete information on each of the Portfolios by contacting the respective Annuities Service Center shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Investment Option.

We reserve the right to:

•	limit the actual percentages you may allocate to certain Investment Options under the Model Allocations;

•	require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations;

•	limit your ability to transfer between existing Investment Options; and/or

•	require you to periodically rebalance existing Variable Investment Accounts to the percentages we require.

Increases in Guaranteed Amounts

We may increase the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments that we accept (see “Restrictions on Additional Purchase Payments,” above), Credits and Step-Ups.

Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the GMWB Riders. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the amounts we guarantee under a GMWB Rider.

Credits. You may be able to increase the amount we guarantee under your GMWB Rider if you defer making withdrawals during the periods described in the Rider.

Step-Ups. If your Contract experiences favorable investment performance while a GMWB Rider is in effect, you may be able to increase the amount we guarantee under your GMWB Rider on certain Anniversary Date(s) of your Contract. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.

We describe Additional Purchase Payments, Credits and Step-Ups in the discussion of each Rider’s features in this Appendix.

Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders

Overview. Each of our GMWB Riders permits you to withdraw a guaranteed minimum annual amount during the Accumulation Period, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guaranteed minimum annual amount after you purchased the Rider, depending on the type of guaranteed minimum withdrawal benefit you purchased.

Our Income Plus For Life® Series Riders and Principal Plus for Life Series Riders permit you to withdraw a guaranteed minimum annual amount (called the “Lifetime Income Amount”) during the Accumulation Period that begins on a Lifetime Income Date and can last for as long as a Covered Person lives. The Lifetime Income Date depends on the age of the Covered Person when we issued your Contract.

Our Principal Plus and Principal Plus for Life Series Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to a guaranteed minimum amount (called the “Guaranteed Withdrawal Amount”), beginning on the date you purchased the Rider.

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. You may become ineligible for certain Credits, however, if you take withdrawals during the Rider’s Credit Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals of more than the amount guaranteed under the terms of the Rider you select.

If you purchased an Income Plus For Life Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

Please refer to the “Features” section for each Rider for specific information about the amount you are permitted to withdraw without affecting future guaranteed minimum amounts.

Excess Withdrawals may reduce or eliminate future guaranteed minimum withdrawal values.

Pre-authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a GMWB Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider.

The Income Made Easy Program allows you to select withdrawals under your Rider in the following ways: (A) the annual guaranteed amount (“full allowable amount”) under your Rider; which automatically increases to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment (where permitted – see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”); (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option reduces your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that exceeds the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount.

Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you reenroll) if:

•	you select option A, B or C above; and

•	you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.

Income Made Easy withdrawals, like other withdrawals:

•	may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before you turn age 59 1/2, a 10% penalty tax under the Code;

•	reduce the death benefit and other optional benefits;

•	cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the program; and

•	may reduce your ability to obtain Step-Ups.

If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see “Special Withdrawal Services – The Income Plan” in V. Description of the Contract”) if you enroll in the Income Made Easy Program.

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. If you purchased a Contract with a GMWB Rider, you may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your “life expectancy” (or, if applicable, the joint life expectancies of you and your spouse). The Life Expectancy Distribution program may provide one or more of the following:

•	Pre-59 1/2 Distributions – these are payments made at the request of the Owner that are intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv); or

•	Nonqualified Death Benefit Stretch Distributions – these are payments made to the Beneficiary that are intended to comply with and may not deviate from Code section 72(s)(2); or

•

Required Minimum Distributions and Qualified Death Benefit Stretch Distributions – these are payments we calculate to comply with Code section 401(a)(9), section 403(b)(10), section 408(a)(6), section 408(b)(3) or section 408A(c)(5). For further information on such distributions, please see “VII. Federal Tax Matters - Required Minimum Distributions.”

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. In certain instances, withdrawals under the Life Expectancy Distribution program may reduce future guaranteed minimum withdrawal values.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, and take a withdrawal before the Lifetime Income Date, we may reduce future amounts guaranteed under the Rider. If you take a withdrawal under our Life Expectancy Distribution program on or after the Lifetime Income Date, however, we do not reduce annual withdrawal amounts under your Rider. Please refer to the “Features” section of this Appendix for more details regarding the effect withdrawals that are made after the Lifetime Income Date have on the Rider’s guarantees.

The Life Expectancy Distribution program ends when certain amounts described in the Rider are depleted to zero, or when the Contract Value is reduced to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchased.

If you are interested in the Life Expectancy Distribution program, you may obtain further information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in this program. To take withdrawals under the Life Expectancy Distribution program, you must participate in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) or the Income Made Easy Program (see the preceding section).

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract’s share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Department regulations.

We base our Life Expectancy Distribution calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with a qualified tax advisor.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a GMWB Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. The settlement amount we pay to you, and the frequency of payment available to you, will depend upon the Rider you select. Please refer to the “Features” section of each Rider for more information.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

Additional Annuity Options

In addition to the Annuity Options we provide under the Contract, we provide Annuity Options for Contracts issued with a GMWB Rider (“GMWB Alternate Annuity Options”). These GMWB Alternate Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These GMWB Alternate Annuity Options are designed so that you will receive annuity payments that are no less than a guaranteed minimum annual withdrawal amount at the time of annuitization, but you could receive larger payments, depending on your investment experience prior to annuitization. The Annuity Options available to you are described in detail in “V. Description of the Contract – Pay-out Period Provisions.”

Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments. If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in “V. Description of the Contract–Pay-out Period Provisions”).

When you take withdrawals:

•	you have the flexibility to start and stop withdrawals;

•	you have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);

•	you have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;

•

you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders; and

•	you reduce the Contract Value available for annuitization.

When you annuitize:

•	you receive annuity payments that are fixed in amount (or in the number of units paid if you choose Variable Annuity payments);

•	your annuity payments do not vary in timing once they commence (for as long as we are due to pay them to you);

•	you no longer have access to the Contract Value; and

•

your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

Special Considerations on Annuitization. The Contract, with or without a GMWB Rider, does not permit you to make a partial annuitization. You must apply your entire Contract Value to an Annuity Payment Option.

Tax Considerations

Withdrawals may be taxable and may be subject to a 10% penalty tax if made prior to age 59 1/2. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

No Loans under 403(b) Plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) Plans is NOT available if you elected any of our GMWB Riders.

Features of Income Plus For Life® 12.08 Series Riders

Covered Person(s)

The Income Plus For Life® 12.08 Series provides a lifetime income guarantee based on a single life (Income Plus For Life 12.08) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® 12.08).

IPFL 12.08 Series Rider Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® 12.08) the Covered Person remains alive and an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or

•	(for Income Plus For Life – Joint Life® 12.08) either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® 12.08 and 4.75% (4.50% in New York) for Income Plus For Life – Joint Life® 12.08); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

The maximum Lifetime Income Amount for an Income Plus For Life® 12.08 Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® 12.08 Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® 12.08 Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” below for more information.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” below for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This will be the date you purchased the Rider if:

•

(for Income Plus For Life® 12.08) you were age 58  1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1/2 (age 61 in NY).

•

(for Income Plus For Life – Joint Life® 12.08) both you and your spouse were age 58  1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger spouse would turn age 58 1/2 (age 61 in NY). (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

Otherwise, the Lifetime Income Date in most cases is the Contract Anniversary immediately preceding the date the Covered Person (or youngest Covered Person for Income Plus For Life – Joint Life® 12.08) turns age 59 1/2. Once you purchased a Rider, the earliest available Lifetime Income Date in effect when we issued the Rider remains in effect for as long as the Rider remains in effect.

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® 12.08 – 5%

•	Income Plus For Life – Joint Life® 12.08 – 4.75% (4.50% in New York)

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 12.08 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 12.08 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 12.08) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

EXAMPLE: Assume that you purchased a Contract with the Income Plus For Life® 12.08 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary since that is the Contract Anniversary before you turn age 59   1/2. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 12.08 Series Rider. Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base,

¡	the date of a reduction in the Benefit Base, or

¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® 12.08 Series Riders provide the following Credit features:

•	Annual Credit Rate –

¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:

•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

¡	For Contracts issued in New York with Income Plus For Life® 12.08, the Credit will be equal to:

•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit rate on the following Contract Anniversary will be 7%.

¡

For Contracts issued in New York with Income Plus For Life – Joint Life® 12.08, there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your spouse turns age 61, the Credit on the following Contract Anniversary will equal:

•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•

Credit Period (for Annual Credits) for Income Plus For Life® 12.08 and Income Plus For Life – Joint Life® 12.08 (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•

Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® 12.08 (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® 12.08 Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® 12.08 Rider; or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We may refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

Each time you qualify, we will increase the Benefit Base by an annual Credit equal to:

•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We will not decrease the Annual Credit as a result of a Step-Up and will not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

Ten Year Credit (not available with NY Income Plus For Life® 12.08). (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus For Life® 12.08 Rider. (In that case, the Ten Year Credit does not provide amounts in addition to these cumulative Annual Credits.)

If you take a withdrawal prior to the Target Date, we reduce the Target Amount on a pro rata basis, and we do not apply an Annual Credit for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only purchase an Income Plus For Life® 12.08 Rider based on the value of its other features.

At the end of the Ten Year Credit Period, we calculate and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

•	the Benefit Base immediately preceding the Target Date, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the Target Amount.

The Target Amount is 170% of all “Adjusted Purchase Payments” made in the first Contract Year after you purchased the Rider plus 100% of all subsequent “Adjusted Purchase Payments” you make (subject to our Purchase Payment limits) up to the Target Date.

“Adjusted Purchase Payments” for these purposes means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made, up to and including the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal. We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® 12.08 Rider until the applicable Target Date. We increase the Target Amount to reflect Additional Purchase Payments during that period.

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments during the Ten Year Credit Period.

We do not apply any Annual Credit or Ten Year Credit to the extent it increases the Benefit Base to an amount in excess of $5 million.

Step-Ups. The Income Plus For Life® 12.08 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value, or a percentage of your Contract Value on a Step-Up Date, to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million).

We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up (4.75% for Income Plus For Life – Joint Life® 12.08 Riders outside New York; 4.5% in New York), and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the Credit Period for Annual Credits to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

Step-Ups may occur only while the Income Plus For Life® 12.08 Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® 12.08 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Death Benefit During Accumulation Period” in “V. Description of the Contract”). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life 12.08 Series Riders, an Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life 12.08 Series Rider that names you as the Covered Person when you are 45. (Since you are under age 58 1/2, or 61 in New York, at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59  1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08 in New York): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider in New York. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $4,950 and the Benefit Rate is 4.50%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

We do not reduce the Benefit Base and/or the Lifetime Income Amount:

•	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or

•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus For Life® 12.08 Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® 12.08 benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 12.08 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® 12.08 Series Riders (see the “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 12.08 Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year, and

•	there were no Excess Withdrawals during that Contract Year, and

•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® 12.08 Series Rider if:

•	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or

•	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® 12.08. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® 12.08:
1. Not the Covered Person

–       may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

– enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

–       continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® 12.08 fee at that time.

2. The Covered Person	– ends without any further benefit.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® 12.08. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a spousal Beneficiary; or (c) the surviving Covered Person is a spouse of the deceased Owner and a tax-qualified retirement plan is the non-spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee (see “Rider Fees – Fee for Income Plus For Life® 12.08 Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a withdrawal for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 12.08 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® 12.08 Series Rider once it is in effect. However, an Income Plus For Life® 12.08 Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	(for Income Plus For Life® 12.08) the death or removal of the Covered Person;

•	(for Income Plus For Life – Joint Life® 12.08) the death or removal of the last Covered Person remaining under the Rider;

•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Income Plus For Life® (Quarterly Step-Up Review) Series Riders

Income Plus For Life® (Quarterly Step-Up Review) Series Definitions

The following definitions apply only to the Income Plus For Life® (Quarterly Step-Up Review) Series Riders.

Age 59 Contract Anniversary means the Contract Anniversary on, or next following, the date:

•	the Covered Person turns age 59 under an Income Plus For Life® (Quarterly Step-Up Review) Rider; or

•	the younger Covered Person turns age 59 under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider.

Adjusted Step-Up Value: We establish tentative Step-Up values on each “Interim Review Date” (defined below) during a Contract Year, adjusted to reflect any Excess Withdrawals and Additional Purchase Payments made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values (as adjusted above) for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

Interim Review Date: Each of the quarterly dates on which we compare the Rider’s Benefit Base to the Contract Value during a Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect.

Form of Guaranteed Amounts

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Quarterly Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)).

IPFL (Quarterly Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® (Quarterly Step-Up Review)): the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract, or

•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•

the Benefit Rate for the Rider (5% for Income Plus For Life® (Quarterly Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) and 4.50% for New York Income Plus For Life – Joint Life (Quarterly Step-Up Review) ); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

The maximum Lifetime Income Amount for an Income Plus For Life® (Quarterly Step-Up Review) Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:

•

(for Income Plus For Life® (Quarterly Step-Up Review)) you were age 58  1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1/2 (age 61 in New York).

•

(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) both you and your spouse were age 58  1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger spouse would turn age 58 1/2 (age 61 in New York). (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allow you to purchase the Rider after the first Contract Year, we may determine the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® (Quarterly Step-Up Review) – 5%

•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) – 4.75% (4.50% in New York)

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Quarterly Step-Up Review) Rider.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to the maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base,

¡	the date of a reduction in the Benefit Base, or

¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® (Quarterly Step-Up Review) Rider provides the following Credit features:

•	Annual Credit Rate –

¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:

•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

¡	For Contracts issued in New York with Income Plus For Life® (Quarterly Step-Up Review), the Credit will be equal to:

•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit rate on the following Contract Anniversary will be 7%.

¡

For Contracts issued in New York with Income Plus For Life – Joint Life® (Quarterly Step-Up Review), there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your spouse turns age 61, the Credit on the following Contract Anniversary will equal:

•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•

Credit Period (for Annual Credits) for Income Plus For Life® (Quarterly Step-Up Review) and Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•

Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider; or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits you take no withdrawals during the previous Contract Year.

Each time you qualify, we increase the Benefit Base by an Annual Credit equal to:

•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We do not decrease the Annual Credit as a result of a Step-Up and do not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduce the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you take a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

We do not apply any Annual Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.

Ten Year Credit. (not available with NY Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) At the end of the Ten Year Credit Period, we make a calculation and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:

•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the “Target Amount” (see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is the greater of:

•

200% of all “Adjusted Purchase Payments” (see below) made in the first Contract Year after you purchased the Rider plus 100% of all subsequent Adjusted Purchase Payments you make until the Target Date (subject to our Purchase Payment limits); or

•	the highest Target Value.

In no event, however, will we set a Target Amount in excess of $5 million.

Adjusted Purchase Payments, for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

We calculate a Target Value for each Contract Year up to the Age 59 Contract Anniversary. Target Value, for these purposes, means 200% of your Contract Value as of any Interim Review Date (up to the Age 59 Contract Anniversary), plus 100% of Purchase Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a Target Value for any Contract Year following the Age 59 Contract Anniversary.

We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

EXAMPLE: Assume a Contract (single life or joint life) is purchased at age 55 with an initial Purchase Payment of $100,000, there is an Additional Purchase Payment of $25,000 in the second Contract Year, and the highest Contract Value on any Interim Review Date prior to the Age 59 Contract Anniversary is $140,000 in the 4th Contract Year. The Target Amount is the greater of:

•	(200% × $100,000) + (100% × $25,000) = $225,000; or

•	200% × $140,000 = $280,000.

The Target Amount adjustment can provide higher lifetime income than you would otherwise achieve under this Rider. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero.

Step-Ups. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value, or a percentage of your Contract Value on a Step-Up Date, to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to:

•	the Contract Value on that date; and

•	the Adjusted Step-Up Value for each Interim Review Date during the immediately preceding Contract Year.

If the Contract Value or any such Adjusted Step-Up Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the greater of:

•	the Contract Value on the Contract Anniversary; or

•	the highest Adjusted Step-Up Value for any Interim Review Date, during the immediately preceding Contract Year.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, would we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Interim Review Dates and Adjusted Step-Up Values. Under each of our Income Plus For Life® (Quarterly Step-Up Review) Series Riders, we compare the Rider’s Benefit Base to the Contract Value on a quarterly basis during each Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect. We call each of these dates an “Interim Review Date.”

If the Benefit Base is less than the Contract Value on any Interim Review Date, we establish a tentative Step-Up value for that date. We reduce each tentative Step-Up value on a pro rata basis to reflect any Excess Withdrawals you may have taken from the Interim Review Date to the end of that Contract Year. We increase each tentative Step-Up value by any Additional Purchase Payments (and reduce by any withdrawals) you may have made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments (“Adjusted Step-Up Value”), for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-Up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.

Under these assumptions for a single-life Income Plus For Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. We also increase your annual Lifetime Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). Your Contract Value equals $105,000 at the end of Contract Year 2.

Under these assumptions for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. For non-New York Contracts, we also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In New York, we increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). In each case, your Contract Value equals $105,000 at the end of Contract Year 2.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee is based on the new Benefit Base. We also reserve the right to increase the rates of the Income Plus For Life® (Quarterly Step-Up Review) Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the annual Credit Period to the lesser of 10 years from the effective date of the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to Step-Up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Step-Ups may occur only while the Income Plus For Life® (Quarterly Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Quarterly Step-Up Review) Series Riders, an Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider that named you as the Covered Person when you were 45. (Since you were under age 58 1/2 at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you were 53, the Contract Value was $80,000, the Benefit Base was $90,000, no withdrawal charges apply under your Contract and you withdrew $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59  1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life (Quarterly Step-Up Review) Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000 and the Benefit Base is $110,000. For non-New York Contracts, the Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

New York Contracts, the Benefit Rate is 4.50% and the Lifetime Income Amount would be $4,950. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Quarterly Step-Up Review) benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Quarterly Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year, and

•	there were no Excess Withdrawals during that Contract Year, and

•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® (Quarterly Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® (Quarterly Step-Up Review):
1. Not the Covered Person

–       may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

– enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

–       continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Quarterly Step-Up Review) fee at that time.

2. The Covered Person	– ends without any further benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus For Life® (Quarterly Step-Up Review) continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Quarterly Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Quarterly Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a spousal Beneficiary or (c) the surviving Covered Person is a spouse of the deceased Owner and a tax-qualified retirement plan is the non-spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee (see “Rider Fees – Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® (Quarterly Step-Up Review) Series Rider once it is in effect. However, the Income Plus For Life® (Quarterly Step-Up Review) Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	(for Income Plus For Life® (Quarterly Step-Up Review)) the death or removal of the Covered Person;

•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) the death or removal of the last Covered Person remaining under the Rider;

•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Income Plus For Life® (Annual Step-Up Review) Series Riders

Income Plus For Life® (Annual Step-Up Review) has previously been referred to as “Income Plus For Life®.”

Form of Guaranteed Amounts

Income Plus For Life® (Annual Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Annual Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® (Annual Step-Up Review)).

IPFL (Annual Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•

(for Income Plus For Life® (Annual Step-Up Review)) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

•

(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) at least one Covered Person remains alive and qualified as a Covered Person and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® (Annual Step-Up Review), 4.75% for Income Plus For Life – Joint Life (Annual Step-Up Review); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).

We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, a Target Amount adjustment and Step-Ups as provided in the Rider.

Lifetime Income Date. The Lifetime Income Date is the date you purchased the Rider if:

•

(for Income Plus For Life® (Annual Step-Up Review)) you were age 59  1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 59 1/2 (age 61 in New York).

•

(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) both you and your spouse were age 59  1/2 or older at the time; otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger spouse would turn age 59   1/2. (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allow you to purchase the Rider after the first Contract Year, we may determine the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® (Annual Step-Up Review) – 5%

•	Income Plus For Life – Joint Life® (Annual Step-Up Review) – 4.75%

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life (Annual Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Annual Step-Up Review) Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life (Annual Step-Up Review)) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Annual Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base,

¡	the date of a reduction in the Benefit Base, or

¡	the effective date of a Step-Up.

Credits. The Income Plus For Life® (Annual Step-Up Review) Rider provides the following Credit features:

•	Annual Credit Rate:

¡	7% for Riders purchased on or after January 17, 2008 and outside of New York;

¡	6% for Riders purchased before January 17, 2008 or in New York.

•

Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider, or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7% (i.e., your Rider was purchased on or after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider when the younger Covered Person is age 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 6% (i.e., your Rider was purchased before January 17, 2008). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $106,000 ($100,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,035 (4.75% × $106,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $112,000 ($106,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,320 (4.75% × $112,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (6% × ($100,000 + $5,000) = $6,300). The Benefit Base increases to $111,300 ($100,000 + $5,000 + $6,300) and the Lifetime Income Amount increases to $5,287 (4.75% × $111,300).

Ten Year Credit. (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) If you take no withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period, we make a calculation at that time and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the Target Amount (see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of $5 million.

We reduce the Target Amount to zero if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

The Ten Year Credit can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the end of the Target Date to take your first withdrawal.

Step-Ups. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value, or a percentage of your Contract Value on a Step-Up Date, to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Annual Credit Period to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7% (i.e., purchased after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Step-Ups may occur only while the Income Plus For Life® (Annual Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issue your Contract, depending on the age of the Covered Person when we issue the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We will reduce the death benefit on a dollar-for-dollar basis for any withdrawals you make after the Lifetime Income Date until the total amount of withdrawals during a Contract Year equals the Lifetime Income Amount. Once a withdrawal exceeds the Lifetime Income Amount, we will reduce the death benefit on a pro rata basis by the entire amount of that withdrawal.

EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, and your Lifetime Income Amount is $5,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis for the amount of the Excess Withdrawal. That means we reduce the Contract Value to $72,000 and the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000), to $90,000 ($100,000 – 10% × $100,000).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Annual Step-Up Review) Series Riders, an Excess Withdrawal is:

•

any withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Benefit Rate of the Rider (see “Benefit Rate” above) at the prior Contract Anniversary, increased for any Additional Purchase Payments; or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,500 and the Benefit Rate is 5%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we first reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $4,000 – 5% of the new Benefit Base after the withdrawal ($80,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000 and the Benefit Base is $110,000. The Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $3,800 – 4.75% of the new Benefit Base after the withdrawal ($80,000).

We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will reset the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base minus the Withdrawal Amount.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of an amount equal to the Benefit Rate multiplied by the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider. (See “Settlement Phase” in this section, below.)

Withdrawals after the Lifetime Income Date. After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal. If so, we reset the Benefit Base to equal the lesser of:

•	the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or

•	the Contract Value immediately after the Excess Withdrawal.

After we reset the Benefit Base, we reset the Lifetime Income Amount to equal the Benefit Rate multiplied by the new Benefit Base. We also reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

The Income Plus For Life® (Annual Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life (Annual Step-Up Review) Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Annual Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Effect of Withdrawals on Guaranteed Minimum Death Benefit Amount. If you purchase Income Plus For Life (Annual Step-Up Review), we will adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

•	you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or

•

you purchased the Income Plus For Life® (Annual Step-Up Review) Rider before the Covered Person turned age 59  1/2, and you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to the Benefit Rate multiplied by the Benefit Base and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:

•	the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

¡	the Excess Withdrawal amount; divided by

¡	the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Annual Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Annual Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Annual Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year,

•	there were no Excess Withdrawals during that Contract Year, and

•	the Benefit Base is still greater than zero at the time.

You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value declines to zero.

The settlement payment we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount.

•	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life (Annual Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® (ANNUAL STEP-UP REVIEW):
1. Not the Covered Person and the Beneficiary is the deceased Owner’s spouse

–       may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

– enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

–       continues to be eligible for any remaining Credits and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.

2. Not the Covered Person and the Beneficiary is not the deceased Owner’s spouse	– may continue in the same manner as 1.
– enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

–       does not continue to be eligible for any Credits and Step-Ups, or a Target Amount adjustment. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.

3. The Covered Person and the Beneficiary is the deceased Owner’s spouse	– ends without any further benefit.

4. The Covered Person and the Beneficiary is not the deceased Owner’s spouse	– ends without any further benefit.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Annual Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Annual Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a spousal Beneficiary or (c) the surviving Covered Person is a spouse of the deceased Owner and a tax-qualified retirement plan is the non-spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Termination of Rider

You may not terminate the Income Plus For Life® (Annual Step-Up Review) Rider once it is in effect. However, the Income Plus For Life® (Annual Step-Up Review) Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	the death or removal of the Covered Person; or

•	termination of the Contract.

Features of Principal Plus and Principal Plus for Life Series Riders

Forms of Guaranteed Amounts

Principal Plus and each of the Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount.

In addition, Principal Plus for Life, and Principal Plus for Life Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life. The Principal Plus for Life Plus Spousal Protection Rider provides a lifetime income guarantee based on the lifetime duration of two Covered Persons. Principal Plus does not provide a lifetime income guarantee.

Principal Plus and PPFL Benefits

Lifetime Income Amount (Not applicable to Principal Plus). The Principal Plus for Life Series Riders provide our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Principal Plus for Life and Principal Plus For Life Plus Automatic Annual Step-Up) the Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, or

•

(for Principal Plus For Life Plus Spousal Protection) either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5%); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE: Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the benefit rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

The maximum Lifetime Income Amount at any time for a Principal Plus for Life Series Rider is $250,000. We will increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Lifetime Income Date (Not applicable to Principal Plus). The Lifetime Income Date is the date you purchased the Rider if:

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased outside of New York after June 16, 2008) you were age 58 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 58  1/2.

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased from March 12, 2007 to June 15, 2008, or purchased in New York) you were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 59  1/2.

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 65.

•

(for Principal Plus for Life Plus Spousal Protection) the older of you and your spouse were age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older spouse would turn age 65. (The Lifetime Income Date does not change if the older spouse does not survive to this date and the younger spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under these Riders, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

The Riders refer to the Benefit Base as the “Guaranteed Withdrawal Balance.”

The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. We will reduce the Benefit Base if you take a withdrawal. We may reduce the Benefit Base to reflect the withdrawal either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) If we allowed you to purchase your Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.

The Benefit Base we use to determine the initial Lifetime Income Amount (not applicable to Principal Plus) is equal to the Benefit Base on the Lifetime Income Date.

Benefit Rate

The Benefit Rate is:

•	Principal Plus – 5.00%

•	Principal Plus for Life – 5.00%

•	Principal Plus for Life Plus Automatic Annual Step-Up – 5.00%

•	Principal Plus for Life Plus Spousal Protection – 5.00%

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Increases in Guaranteed Amounts

Additional Purchase Payments – Principal Plus Rider. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under a Principal Plus Rider.

We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:

•	5% of the Benefit Base immediately after the Additional Purchase Payment; or

•	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount, before the Additional Purchase Payment.

Additional Purchase Payments – Principal Plus for Life Series Riders. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.

In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

•	in the case of the Guaranteed Withdrawal Amount, to equal the lesser of:

¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or

¡	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

•	in the case of the Lifetime Income Amount, to equal the lesser of:

¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or

¡	the Lifetime Income Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.

Credits. The Riders provide the following Credit features:

•	Credit Rate – 5%.

•	initial Credit Period

¡	(for Principal Plus) – the first 5 Contract Years.

¡

(for Principal Plus for Life Series Riders issued prior to May 1, 2007) – the lesser of: (a) the first 10 Contract Years or (b) each Contract Year up to the Contract Year in which the Covered Person (younger of the two Covered Persons for Principal Plus for Life Plus Spousal Protection) turns age 80. If you elected a Principal Plus for Life Plus Spousal Protection Rider when you purchased a Contract, the Credit Period is determined on the Contract Date. If you purchased a Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider, and the additional Covered Person is the younger of the two Covered Persons, the initial Credit Period will be based on the age of that Covered Person as of the initial Contract Date. The Credit Period will not change upon the death of either Covered Person.

¡	(for Principal Plus for Life Series Riders issued on and after May 1, 2007) – the first 10 Contract Years.

•

extended Credit Period (for Principal Plus for Life Series Riders issued on and after May 1, 2007) – Each time a Step-Up occurs, we will extend the Credit Period to the lesser of: (a) 10 years from a Step-Up Date; or (b) the Age 95 Anniversary Date.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

Each time you qualify for a Credit, we increase the Benefit Base:

•

by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Benefit Base and/or we did not previously reduce the Benefit Base (see “Withdrawals, Distributions and Settlements”); otherwise

•	by an amount equal to 5% of the Benefit Base immediately after the latest Step-Up or reduction, increased by any Purchase Payments received since such latest Step-Up or reduction.

Each time we apply a Credit to the Benefit Base, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Credit or 5% of the Benefit Base after the Credit. Under Principal Plus for Life Series Riders, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Credit or 5% of the Benefit Base after the Credit.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•	At the end of the first Contract Year, we apply a Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).

•

At the end of the second Contract Year, we apply a Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, you take no withdrawals, and you make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply a Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($100,000 + $5,000) = $5,250). The Benefit Base increases to $110,250 ($100,000 + $5,000 + $5,250) and the Lifetime Income Amount increases to $5,513 (5 × $110,250).

Step-Ups. The Principal Plus and Principal Plus For Life Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value, or a percentage of your Contract Value on a Step-Up Date, to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life Series Riders), and the applicable Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of:

•	(for Principal Plus and Principal Plus for Life) 0.75%, and

•	(for Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection) 1.20%.

If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Up Dates. We schedule Step-Up Dates:

•	(for Principal Plus) – every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th , 9th ,etc.), up to and including the 30th Contract Anniversary.

•

(for Principal Plus for Life Series Riders issued before February 13, 2006 and in a limited number of states thereafter) – every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th , 9th , etc.), up to and including the 30th Contract Anniversary.

•

(for Principal Plus for Life Series Riders issued on and after February 13, 2006 (may vary by state)) – the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary.

•	(for Riders issued in Oregon) – we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.

•

(for Principal Plus for Life Riders with endorsement) – we issued an endorsement, in states where approved, after we issued certain Principal Plus for Life Riders. This endorsement increases Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary. In such cases, an affected Owner had the option to decline the endorsement within 30 days of its issuance and, if he or she did so, we scheduled Step-Up Dates under the original schedule.

Under Principal Plus for Life Plus Automatic Annual Step-Up, we automatically step up the Benefit Base to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We continue Step-Ups until, and including, the 30th Contract Anniversary (or when the Covered Person turns the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Benefit Base on that date.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Plus Automatic Annual Step-Up Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).

Election of Step-Ups under Principal Plus. Under Principal Plus, you may elect to step up the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to a Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will then need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make the increase effective.

If you decline a scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Step-Ups under Principal Plus for Life Series Riders. We automatically step up the Benefit Base to equal the Contract Value (up to a maximum of $5 million). If you decline an automatic scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Recalculation of Guaranteed Amounts. Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount, or Lifetime Income Amount for Principal Plus for Life Series Riders, to equal the greater of either the Guaranteed Withdrawal Amount or Lifetime Income Amount, as appropriate, prior to the Step-Up or 5% of the new Benefit Base value after the Step-Up.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We also reserve the right to increase the rate of the Principal Plus and Principal Plus for Life fee up to a maximum rate of 0.75%; we reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection fees up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Ups may occur only while the Principal Plus or Principal Plus for Life Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Principal Plus and Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives (does not apply to Principal Plus, which permits withdrawals until the Benefit Base is depleted to zero), subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issue your Contract, depending on the age of the Covered Person when we issue the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under Principal Plus or a Principal Plus for Life Series Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of the withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of withdrawal. For Principal Plus for Life Series Riders, an Excess Withdrawal also includes withdrawals (including applicable withdrawal charges) you take: (a) before the Lifetime Income Date; or (b) on or after the Lifetime Income Date that, together with all other withdrawals (including applicable withdrawal charges) taken during a Contract Year, causes total withdrawals during that Contract Year to exceed the Lifetime Income Amount at the time of withdrawal.

We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Guaranteed Withdrawal Amount unless you take additional withdrawals outside of that program. We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Lifetime Income Amount unless: (a) you take additional withdrawals outside of that program; or (b) you take a distribution under that program before the Lifetime Income Date.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate and, in most cases reduce, the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:

•	the Guaranteed Withdrawal Amount prior to the withdrawal; or

•	5% of the greater of: (a) the Contract Value after the withdrawal or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we deem any withdrawal before the Lifetime Income Date to be entirely or partially an Excess Withdrawal with respect to the Lifetime Income Amount because it reduces the Benefit Base we use on the Lifetime Income Date to determine the Lifetime Income Amount. This includes reductions to the Benefit Base caused by distributions under our Life Expectancy Distribution Program before the Lifetime Income Date.

Withdrawals on and after the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we recalculate the Lifetime Income Amount after the Lifetime Income Date if an Excess Withdrawal is the result of total withdrawals during a Contract Year exceeding the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount equals the lesser of:

•	the Lifetime Income Amount prior to the withdrawal; or

•	5% of the greater of the Contract Value immediately after the withdrawal or the new Benefit Base value.

Under Principal Plus for Life Series Riders, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Benefit Base value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life Series Riders) values to reflect reductions that exceed the amount of your withdrawals. A recalculation and reduction also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life Series Riders) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Plus or Principal Plus for Life Series Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with a Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Rider to provide automatic payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. We also offer the Income Made Easy Program for Principal Plus, and the full allowable amount is based on the Guaranteed Withdrawal Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for your Rider (see “Pre-authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Principal Plus and Principal Plus for Life Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

For Principal Plus, the Company’s Life Expectancy Amount for each year is equal to the greater of:

•	the Contract Value as of the applicable date divided by the Owner’s life expectancy; or

•	the Benefit Base as of the applicable date divided by the Owner’s life expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner’s life expectancy is determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a recalculation and reduction of the Benefit Base and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on distribution requirements under the Code.

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. Under a Principal Plus for Life Series Rider, however, we will make further distributions as part of the Settlement Phase if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Settlement Phase. Principal Plus enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Benefit Base immediately after the withdrawal is greater than zero (see “Settlement Phase” below). The Principal Plus benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.

The Principal Plus for Life Series Riders enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Benefit Base or the Lifetime Income Amount immediately after the withdrawal is greater than zero. The Rider benefit terminates if the Contract Value, Benefit Base and Lifetime Income Amount immediately after a withdrawal are all equal to zero.

Settlement Payments during Principal Plus Settlement Phase. At the beginning of Principal Plus’s Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Pre-Authorized Withdrawals - Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If the Guaranteed Withdrawal Amount, or the Life Expectancy Distribution if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus’s Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Prospectus described in “Accumulation Period Provisions.”

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in “Impact of Death Benefits,” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus’s Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract described in the “Accumulation Period Provisions – Payment of Death Benefit” provision of this Prospectus.

Settlement Payments during Principal Plus for Life Series Riders Settlement Phase. At the beginning of the Settlement Phase, the settlement payment amount we permit you to choose varies:

•

You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Benefit Base is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Benefit Base each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.

•

You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Benefit Base is greater than zero at the beginning of the Settlement Phase. If you do, we reduce any remaining Benefit Base each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

•

We make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Benefit Base at the beginning of the Settlement Phase. If the Covered Person is alive when the Benefit Base is depleted, we continue to make settlement payments each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount.

•

After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Rider will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures.

Continuation of Principal Plus. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:

If the Beneficiary is:		Then PRINCIPAL PLUS:
1.	The deceased Owner’s spouse	– Continues if the Benefit Base is greater than zero.

–       Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to step up the Benefit Base if the death benefit on the date of determination is greater than the Benefit Base.

–       Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions are treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the Benefit Base may be automatically Reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

– Continues to impose the Principal Plus fee.

–       Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary.

2.	Not the deceased Owner’s spouse

–       Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we will determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Continuation of Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:		Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
1.	The Covered Person and the Beneficiary is the deceased Owner’s spouse

–       Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Benefit Base is greater than zero. We automatically step up the Benefit Base to equal the initial death benefit we determine, if greater than the Benefit Base prior to the death benefit.

– Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero.
– Continues to impose the Principal Plus for Life fee.

–       Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Rider fee at that time.

2.	The Covered Person and the Beneficiary is not the deceased Owner’s spouse

–       Continues in the same manner as 1, except that Principal Plus for Life does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

3.	Not the Covered Person and the Beneficiary is the deceased Owner’s spouse

–       Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

If the Deceased Owner is:		Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
4.	Not the Covered Person and the Beneficiary is not the deceased Owner’s spouse

-        Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

–       In this case, does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-Up continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Series Riders, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. An individual Beneficiary who is the deceased Owner’s surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Death of First Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the first Covered Person to die is an Owner of the Contract (or deemed to be an “Owner” if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider continues. We continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we increase the Contract Value to equal the amount of the death benefit (but do not make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups). We treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (or is not deemed to be an “Owner” if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider continues in effect, and we base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

•	no greater than the Guaranteed Withdrawal Amount until the Benefit Base is depleted to zero;

•

no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or

•

based on amounts we calculate under our Life Expectancy Distribution program (see “Life Expectancy Distribution Program” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the surviving Covered Person dies while the Rider is in effect and the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Rider continues if the death benefit or the Benefit Base is greater than zero at the time. We step up the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit, and treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Guaranteed Withdrawal Amount. The Rider does not continue to provide for any remaining Credits or Step-Ups, and does not continue with respect to the Lifetime Income Amount. If the Rider continues, the Rider fee continues (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time. The Rider enters its Settlement Phase if the Benefit Base is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

If the surviving Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death. When settlement payments deplete the Benefit Base to zero, the Rider terminates and we make no additional payments to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

•	if the removed Covered Person subsequently dies, there is no impact on the guarantees provided by the Rider in most cases; and

•

if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in “Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider” above.

Termination of Rider

You may not terminate a Principal Plus or Principal Plus for Life Series Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

•	under Principal Plus, the date the Benefit Base depletes to zero; or

•	under Principal Plus for Life Series Riders, the date the Contract Value, the Benefit Base and the Lifetime Income Amount all equal zero; or

•	under Principal Plus, the Maturity Date under the Contract; or

•	under Principal Plus for Life Series Riders, the date an Annuity Option begins; or

•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Appendix D: Optional Guaranteed Minimum Income Benefit

This Appendix provides a general description of the optional guaranteed minimum income benefit Rider that may have been available at the time you purchased a Venture Vantage® Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any guaranteed minimum income benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about optional benefit Riders.

The optional guaranteed retirement income benefit guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the guaranteed retirement income benefit Rider. If the guaranteed retirement income benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by guaranteed retirement income benefit, we will pay the monthly annuity payments available under the Contract. The guaranteed retirement income benefit Rider was available only at Contract issue. The Rider is irrevocable and may only be terminated as described below.

Availability of Guaranteed Retirement Income Program II

Guaranteed Retirement Income Program II was available for Contracts issued on or after January 29, 2001 to December 30, 2002 (beginning and end dates may vary by state).

Exercise of Guaranteed Retirement Income Program

Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

•	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary, and

•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Income Base. The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base:

The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each Purchase Payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Guaranteed Retirement Income Program II Growth Factor: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is age 75 or younger at issue, and 4% per annum if the oldest Annuitant is age 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant’s turned age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Guaranteed Retirement Income Program II Income Base Reductions: Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “Pay-Out Period Provisions – Annuity Options” in “V. Description of the Contract”).

D-1

Life Annuity with a 10-Year Period Certain.

Joint and Survivor Life Annuity with a 10-Year Period Certain – (availability may vary by state).

Joint and Survivor Life Annuity with a 20-Year Period Certain – (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee. The risk assumed by us associated with the Guaranteed Retirement Income Program is that annuity benefits payable under the Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Program Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Annual Fee
Guaranteed Retirement Income Program II	0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Program. The Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;

•	the termination of the Contract for any reason; or

•	the exercise of the Guaranteed Retirement Income Program benefit.

Qualified Plans. The use of the Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Program.

Hence, you should consider that because (a) the Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which the Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as the Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of the Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Programs do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Programs should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Program benefit.

D-2

Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see “III. Fee Tables” for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

•	Venture Vantage® Contracts with no optional benefit Riders;

•	Venture Vantage® Contracts with the Annual Step-Up Death Benefit optional benefit Rider;

•	Venture Vantage® Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;

•	Venture Vantage® Contracts with the Annual Step-Up Death Benefit optional benefit Rider and the Guaranteed Earnings Multiplier optional benefit Rider.

Please note that fees for the Guaranteed Retirement Income Program II, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, Income Plus For Life®, Income Plus For Life – Joint Life® and Triple Protection Death Benefit Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Vantage Prior

John Hancock Life Insurance Company (U.S.A.) Separate Account H

John Hancock Life Insurance Company of New York Separate Account A

Accumulation Unit Values-Vantage Variable Annuity

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
500 Index Trust (merged into 500 Index Trust B eff 11-02-2012)—Series I Shares (units first credited 05-01-2000)
Contracts with no Optional Benefits
Value at Start of Year	10.473	10.472	9.282	7.497	12.127	11.742	10.347	10.076	9.281	7.364
Value at End of Year	—	10.473	10.472	9.282	7.497	12.127	11.742	10.347	10.076	9.281
No. of Units	—	627,098	912,554	1,109,861	1,692,558	2,092,224	2,557,276	3,030,689	3,719,701	4,066,725
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	11.281	11.285	10.008	8.088	13.089	12.680	11.178	10.891	10.037	7.968
Value at End of Year	—	11.281	11.285	10.008	8.088	13.089	12.680	11.178	10.891	10.037
No. of Units	—	434,309	557,465	630,516	787,031	837,104	1,020,996	1,425,102	1,782,811	1,867,019
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	10.545	10.565	9.383	7.594	12.308	11.941	10.543	10.288	9.496	7.549
Value at End of Year	—	10.545	10.565	9.383	7.594	12.308	11.941	10.543	10.288	9.496
No. of Units	—	63,730	685,052	82,285	118,730	153,658	181,845	228,511	292,495	350,601
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.037	11.064	9.831	7.961	12.909	12.531	11.069	10.806	9.979	7.937
Value at End of Year	—	11.037	11.064	9.831	7.961	12.909	12.531	11.069	10.806	9.979
No. of Units	—	306,346	337,121	337,600	334,732	465,696	538,272	637,425	694,611	722,266
500 Index Trust (merged into 500 Index Trust B eff 11-02-2012)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	14.278	14.304	12.712	10.280	16.679	16.176	14.278	13.927	12.859	10.222
Value at End of Year	—	14.278	14.304	12.712	10.280	16.679	16.176	14.278	13.927	12.859
No. of Units	—	376,459	494,192	548,783	583,762	531,854	574,688	694,681	740,284	616,291
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	14.209	14.242	12.663	10.246	16.632	16.139	14.252	13.908	12.849	10.219
Value at End of Year	—	14.209	14.242	12.663	10.246	16.632	16.139	14.252	13.908	12.849
No. of Units	—	231,702	273,701	287,632	325,403	410,538	480,246	601,264	766,823	630,294
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	14.005	14.059	12.519	10.144	16.492	16.027	14.174	13.853	12.817	10.209
Value at End of Year	—	14.005	14.059	12.519	10.144	16.492	16.027	14.174	13.853	12.817
No. of Units	—	35,118	39,773	40,468	44,898	75,383	102,448	107,999	130,106	62,241
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	13.938	13.998	12.471	10.110	16.445	15.990	14.149	13.835	12.807	10.206
Value at End of Year	—	13.938	13.998	12.471	10.110	16.445	15.990	14.149	13.835	12.807
No. of Units	—	63,044	73,506	74,404	72,643	93,769	114,312	127,114	169,743	146,674
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	16.028	16.122	14.384	11.679	19.026	18.526	16.418	16.078	14.906	12.500
Value at End of Year	—	16.028	16.122	14.384	11.679	19.026	18.526	16.418	16.078	14.906
No. of Units	—	2,321	2,601	2,549	2,491	4,608	4,666	4,602	4,402	580
500 Index Trust B—Series I Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.630	—	—	—	—	—	—	—	—	—
No. of Units	537,593	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.629	—	—	—	—	—	—	—	—	—
No. of Units	382,393	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.626	—	—	—	—	—	—	—	—	—
No. of Units	49,569	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.625	—	—	—	—	—	—	—	—	—
No. of Units	181,757	—	—	—	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
500 Index Trust B—Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.630	—	—	—	—	—	—	—	—	—
No. of Units	394,269	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.629	—	—	—	—	—	—	—	—	—
No. of Units	226,295	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.626	—	—	—	—	—	—	—	—	—
No. of Units	32,919	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.625	—	—	—	—	—	—	—	—	—
No. of Units	66,026	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.622	—	—	—	—	—	—	—	—	—
No. of Units	3,337	—	—	—	—	—	—	—	—	—
Active Bond Trust—Series I Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	16.733	16.061	14.328	11.659	13.236	12.921	12.568	12.500	—	—
Value at End of Year	18.074	16.733	16.061	14.328	11.659	13.236	12.921	12.568	—	—
No. of Units	324,641	392,515	526,040	642,576	820,444	1,108,730	1,385,634	1,726,598	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	16.677	16.015	14.294	11.638	13.219	12.911	12.563	12.500	—	—
Value at End of Year	18.005	16.677	16.015	14.294	11.638	13.219	12.911	12.563	—	—
No. of Units	111,299	150,717	193,803	241,086	272,891	371,776	433,617	567,347	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	16.511	15.880	14.194	11.574	13.166	12.878	12.551	12.500	—	—
Value at End of Year	17.799	16.511	15.880	14.194	11.574	13.166	12.878	12.551	—	—
No. of Units	48,941	55,236	60,786	70,302	70,753	104,493	152,955	193,331	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.456	15.835	14.161	11.552	13.148	12.868	12.547	12.500	—	—
Value at End of Year	17.730	16.456	15.835	14.161	11.552	13.148	12.868	12.547	—	—
No. of Units	62,464	80,541	117,031	342,332	371,944	441,996	—	320,822	—	—
Active Bond Trust—Series II Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	16.524	15.877	14.181	11.579	13.163	12.882	12.555	12.500	—	—
Value at End of Year	17.810	16.524	15.877	14.181	11.579	13.163	12.882	12.555	—	—
No. of Units	1,500,956	1,633,535	2,071,253	2,320,124	2,449,770	3,582,555	3,822,207	4,077,336	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.469	15.832	14.148	11.558	13.145	12.872	12.551	12.500	—	—
Value at End of Year	17.742	16.469	15.832	14.148	11.558	13.145	12.872	12.551	—	—
No. of Units	124,419	131,315	153,322	161,853	168,883	266,006	257,852	320,832	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.305	15.697	14.049	11.494	13.092	12.839	12.538	12.500	—	—
Value at End of Year	17.539	16.305	15.697	14.049	11.494	13.092	12.839	12.538	—	—
No. of Units	873,030	972,460	1,145,441	1,245,312	1,337,223	2,004,259	2,117,845	2,172,988	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.250	15.653	14.016	11.473	13.075	12.829	12.534	12.500	—	—
Value at End of Year	17.472	16.250	15.653	14.016	11.473	13.075	12.829	12.534	—	—
No. of Units	25,204	27,438	31,639	40,871	42,170	43,265	41,509	47,915	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	16.088	15.520	13.918	11.410	13.023	12.797	12.521	12.500	—	—
Value at End of Year	17.272	16.088	15.520	13.918	11.410	13.023	12.797	12.521	—	—
No. of Units	96,428	101,459	110,741	134,938	139,633	181,512	197,613	197,934	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Aggressive Growth Trust (merged into Mid Cap Stock Trust eff 05-01-2005)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	11.224	8.515
Value at End of Year	—	—	—	—	—	—	—	—	12.074	11.224
No. of Units	—	—	—	—	—	—	—	—	2,851,331	3,726,585
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	8.776	6.661
Value at End of Year	—	—	—	—	—	—	—	—	9.437	8.776
No. of Units	—	—	—	—	—	—	—	—	825,482	976,747
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	7.888	5.996
Value at End of Year	—	—	—	—	—	—	—	—	8.469	7.888
No. of Units	—	—	—	—	—	—	—	—	695,275	762,087
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	8.725	6.636
Value at End of Year	—	—	—	—	—	—	—	—	9.363	8.725
No. of Units	—	—	—	—	—	—	—	—	372,809	458,624
Aggressive Growth Trust (merged into Mid Cap Stock Trust eff 05-01-2005)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	12.576	9.562
Value at End of Year	—	—	—	—	—	—	—	—	13.522	12.576
No. of Units	—	—	—	—	—	—	—	—	275,441	264,794
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	12.566	9.559
Value at End of Year	—	—	—	—	—	—	—	—	13.504	12.566
No. of Units	—	—	—	—	—	—	—	—	275,196	311,375
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	12.535	9.550
Value at End of Year	—	—	—	—	—	—	—	—	13.451	12.535
No. of Units	—	—	—	—	—	—	—	—	29,897	15,062
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	12.525	9.547
Value at End of Year	—	—	—	—	—	—	—	—	13.433	12.525
No. of Units	—	—	—	—	—	—	—	—	77,883	90,519
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	15.708	12.500
Value at End of Year	—	—	—	—	—	—	—	—	16.822	15.708
No. of Units	—	—	—	—	—	—	—	—	3,763	5,209
All Cap Core Trust (formerly Growth Trust)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	12.415	12.557	11.282	8.919	15.006	14.846	13.139	12.233	10.681	8.246
Value at End of Year	14.248	12.415	12.557	11.282	8.919	15.006	14.846	13.139	12.233	10.681
No. of Units	533,400	607,993	742,610	843,345	1,055,474	1,415,413	1,885,107	2,388,011	2,992,929	3,740,942
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	10.105	10.226	9.192	7.271	12.239	12.114	10.727	9.992	8.729	6.742
Value at End of Year	11.591	10.105	10.226	9.192	7.271	12.239	12.114	10.727	9.992	8.729
No. of Units	103,805	131,360	169,104	178,256	199,694	239,197	278,173	351,887	445,480	507,114
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	7.629	7.731	6.960	5.514	9.295	9.214	8.171	7.623	6.669	5.159
Value at End of Year	8.737	7.629	7.731	6.960	5.514	9.295	9.214	8.171	7.623	6.669
No. of Units	129,831	117,850	140,387	158,565	169,835	221,527	248,525	357,247	448,664	529,677
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	9.887	10.025	9.030	7.157	12.070	11.972	10.622	9.914	8.678	6.716
Value at End of Year	11.318	9.887	10.025	9.030	7.157	12.070	11.972	10.622	9.914	8.678
No. of Units	14,680	44,663	75,245	94,896	102,252	112,002	127,722	210,698	253,290	302,034
All Cap Core Trust (formerly Growth Trust)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	15.558	15.778	14.204	11.248	18.961	18.805	16.673	15.550	13.609	10.530
Value at End of Year	17.826	15.558	15.778	14.204	11.248	18.961	18.805	16.673	15.550	13.609
No. of Units	18,437	26,874	28,639	31,243	41,376	60,740	105,112	76,393	79,436	66,706

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.483	15.710	14.150	11.210	18.908	18.761	16.643	15.530	13.597	10.526
Value at End of Year	17.731	15.483	15.710	14.150	11.210	18.908	18.761	16.643	15.530	13.597
No. of Units	14,665	19,213	25,303	35,610	40,458	61,542	65,451	77,751	83,424	68,986
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	15.261	15.508	13.989	11.099	18.749	18.632	16.552	15.468	13.564	10.516
Value at End of Year	17.451	15.261	15.508	13.989	11.099	18.749	18.632	16.552	15.468	13.564
No. of Units	6,709	7,107	7,251	8,915	11,386	10,393	12,115	8,258	12,986	3,187
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	15.187	15.441	13.935	11.062	18.696	18.589	16.522	15.448	13.553	10.513
Value at End of Year	17.358	15.187	15.441	13.935	11.062	18.696	18.589	16.522	15.448	13.553
No. of Units	3,911	12,791	14,484	19,839	21,998	28,991	22,524	24,601	29,952	31,067
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	20.801	18.516	17.338	15.234	12.500
Value at End of Year	—	—	—	—	—	20.889	20.801	18.516	17.338	15.234
No. of Units	—	—	—	—	—	—	—	—	—	—
All Cap Growth Trust (merged into Capital Appreciation Trust eff 05-03-2010)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	10.171	17.794	16.129	15.370	14.322	13.655	10.731
Value at End of Year	—	—	—	12.127	10.171	17.794	16.129	15.370	14.322	13.655
No. of Units	—	—	—	1,130,959	1,344,976	1,761,636	2,194,454	2,647,052	3,496,415	4,204,121
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	6.226	10.899	9.884	9.423	8.785	8.380	6.589
Value at End of Year	—	—	—	7.420	6.226	10.899	9.884	9.423	8.785	8.380
No. of Units	—	—	—	422,396	473,670	568,872	700,299	788,410	992,134	1,115,708
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	5.392	9.453	8.585	8.198	7.654	7.312	5.758
Value at End of Year	—	—	—	6.416	5.392	9.453	8.585	8.198	7.654	7.312
No. of Units	—	—	—	333,595	393,057	521,080	598,547	733,648	931,986	1,171,903
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	6.128	10.749	9.767	9.331	8.716	8.331	6.564
Value at End of Year	—	—	—	7.288	6.128	10.749	9.767	9.331	8.716	8.331
No. of Units	—	—	—	224,680	247,617	294,843	356,884	453,187	560,830	630,769
All Cap Growth Trust (merged into Capital Appreciation Trust eff 05-03-2010)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	9.390	16.460	14.951	14.281	13.334	12.737	10.028
Value at End of Year	—	—	—	11.175	9.390	16.460	14.951	14.281	13.334	12.737
No. of Units	—	—	—	132,162	137,955	158,805	181,864	227,286	232,454	212,240
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	9.359	16.414	14.916	14.255	13.317	12.726	10.025
Value at End of Year	—	—	—	11.132	9.359	16.414	14.916	14.255	13.317	12.726
No. of Units	—	—	—	89,741	106,163	141,226	169,031	192,270	205,909	264,322
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	9.266	16.276	14.813	14.178	13.264	12.695	10.015
Value at End of Year	—	—	—	11.005	9.266	16.276	14.813	14.178	13.264	12.695
No. of Units	—	—	—	9,708	10,184	10,879	16,038	16,472	20,875	11,164
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	9.235	16.230	14.778	14.152	13.247	12.685	10.012
Value at End of Year	—	—	—	10.963	9.235	16.230	14.778	14.152	13.247	12.685
No. of Units	—	—	—	36,076	36,433	37,246	47,624	57,501	63,680	68,487
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	10.823	19.050	17.372	16.661	15.618	14.978	12.500
Value at End of Year	—	—	—	12.829	10.823	19.050	17.372	16.661	15.618	14.978
No. of Units	—	—	—	1,587	1,588	1,589	1,820	2,078	2,291	3,540
All Cap Value Trust—Series I Shares (units first credited 04-30-2001)
Contracts with no Optional Benefits
Value at Start of Year	16.475	17.466	14.988	12.023	17.146	16.077	14.358	13.794	12.082	8.869
Value at End of Year	17.997	16.475	17.466	14.988	12.023	17.146	16.077	14.358	13.794	12.082
No. of Units	155,714	185,891	222,376	304,047	372,142	501,216	640,589	825,575	857,693	814,821

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	16.387	17.382	14.923	11.977	17.089	16.031	14.325	13.769	12.066	8.861
Value at End of Year	17.892	16.387	17.382	14.923	11.977	17.089	16.031	14.325	13.769	12.066
No. of Units	111,565	151,226	205,936	237,147	265,685	308,875	390,824	491,176	513,252	505,793
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	16.127	17.131	14.730	11.839	16.919	15.896	14.225	13.693	12.018	8.839
Value at End of Year	17.581	16.127	17.131	14.730	11.839	16.919	15.896	14.225	13.693	12.018
No. of Units	22,342	34,372	45,920	61,256	71,223	83,653	103,990	171,768	208,129	149,633
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.041	17.049	14.666	11.794	16.863	15.850	14.192	13.668	12.002	8.832
Value at End of Year	17.479	16.041	17.049	14.666	11.794	16.863	15.850	14.192	13.668	12.002
No. of Units	20,607	51,723	69,532	94,482	109,692	139,569	178,070	221,343	265,489	280,415
All Cap Value Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	17.659	18.761	16.129	12.959	18.504	17.395	15.561	14.991	13.149	9.666
Value at End of Year	19.233	17.659	18.761	16.129	12.959	18.504	17.395	15.561	14.991	13.149
No. of Units	70,692	113,544	120,443	151,965	175,387	210,309	280,891	282,281	303,149	175,933
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	17.574	18.680	16.067	12.916	18.451	17.355	15.533	14.972	13.139	9.663
Value at End of Year	19.131	17.574	18.680	16.067	12.916	18.451	17.355	15.533	14.972	13.139
No. of Units	77,151	129,465	128,472	138,974	142,599	192,332	242,640	270,902	305,150	291,673
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	17.321	18.439	15.884	12.788	18.296	17.235	15.448	14.913	13.107	9.653
Value at End of Year	18.828	17.321	18.439	15.884	12.788	18.296	17.235	15.448	14.913	13.107
No. of Units	16,027	16,095	19,039	29,139	34,732	40,631	57,549	52,442	43,545	22,125
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	17.238	18.360	15.824	12.745	18.245	17.195	15.420	14.893	13.096	9.650
Value at End of Year	18.728	17.238	18.360	15.824	12.745	18.245	17.195	15.420	14.893	13.096
No. of Units	17,350	24,631	25,574	27,025	39,757	34,907	51,827	62,423	70,025	56,377
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	19.791	21.111	18.222	14.699	21.073	19.891	17.864	17.279	15.217	12.500
Value at End of Year	21.469	19.791	21.111	18.222	14.699	21.073	19.891	17.864	17.279	15.217
No. of Units	3,297	3,528	3,548	2,891	2,910	2,972	4,133	5,466	6,413	7,324
American Asset Allocation Trust—Series I Shares (units first credited 05-02-2009)
Contracts with no Optional Benefits
Value at Start of Year	11.516	11.590	10.504	12.500	—	—	—	—	—	—
Value at End of Year	13.125	11.516	11.590	10.504	—	—	—	—	—	—
No. of Units	862,680	1,043,631	1,311,053	1,689,131	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	11.489	11.568	10.490	12.500	—	—	—	—	—	—
Value at End of Year	13.088	11.489	11.568	10.490	—	—	—	—	—	—
No. of Units	333,327	440,184	650,869	679,518	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	11.409	11.505	10.448	12.500	—	—	—	—	—	—
Value at End of Year	12.977	11.409	11.505	10.448	—	—	—	—	—	—
No. of Units	177,766	182,664	210,823	259,293	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.382	11.484	10.434	12.500	—	—	—	—	—	—
Value at End of Year	12.940	11.382	11.484	10.434	—	—	—	—	—	—
No. of Units	126,314	145,824	187,231	263,585	—	—	—	—	—	—
American Asset Allocation Trust—Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	11.477	11.557	10.489	8.642	12.509	12.500	—	—	—	—
Value at End of Year	13.050	11.477	11.557	10.489	8.642	12.509	—	—	—	—
No. of Units	5,380,899	5,836,811	6,545,182	6,994,954	6,591,156	2,978,384	—	—	—	—
No. of Units	179,047	208,323	217,080	231,806	200,982	9,425	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	11.450	11.536	10.475	8.635	12.505	12.500	—	—	—	—
Value at End of Year	13.013	11.450	11.536	10.475	8.635	12.505	—	—	—	—
No. of Units	261,927	385,809	379,664	384,322	284,301	199,677	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	11.370	11.473	10.433	8.613	12.493	12.500	—	—	—	—
Value at End of Year	12.903	11.370	11.473	10.433	8.613	12.493	—	—	—	—
No. of Units	3,243,176	3,658,793	4,005,165	4,485,273	4,027,669	1,712,634	—	—	—	—
No. of Units	388,259	409,456	432,533	446,130	386,123	10,049	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	11.344	11.451	10.419	8.606	12.488	12.500	—	—	—	—
Value at End of Year	12.866	11.344	11.451	10.419	8.606	12.488	—	—	—	—
No. of Units	36,607	45,730	50,502	57,157	119,255	91,715	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	11.265	11.389	10.378	8.584	12.476	12.500	—	—	—	—
Value at End of Year	12.757	11.265	11.389	10.378	8.584	12.476	—	—	—	—
No. of Units	6,270	9,266	9,424	9,121	7,192	—	—	—	—	—
American Blue Chip Income and Growth Trust (merged into American Growth-Income Trust eff 11-02-2012)—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	16.493	16.995	15.446	12.339	19.818	19.836	17.248	16.422	12.576	12.500
Value at End of Year	—	16.493	16.995	15.446	12.339	19.818	19.836	17.248	16.422	12.576
No. of Units	—	398,062	510,612	598,697	721,213	936,028	1,051,013	1,057,129	68,731	3,991,380
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.421	16.930	15.394	12.304	19.772	19.800	17.225	16.409	12.500	—
Value at End of Year	—	16.421	16.930	15.394	12.304	19.772	19.800	17.225	16.409	—
No. of Units	—	121,338	138,445	160,802	175,453	212,674	286,396	298,782	51,761	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.209	16.737	15.241	12.200	19.634	19.691	17.157	16.368	12.500	—
Value at End of Year	—	16.209	16.737	15.241	12.200	19.634	19.691	17.157	16.368	—
No. of Units	—	143,863	172,601	193,069	215,021	276,368	321,926	327,186	44,102	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.139	16.673	15.190	12.166	19.589	19.655	17.134	16.354	12.500	—
Value at End of Year	—	16.139	16.673	15.190	12.166	19.589	19.655	17.134	16.354	—
No. of Units	—	35,177	54,936	53,516	52,129	69,435	82,738	88,851	32,118	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	15.931	16.482	15.039	12.063	19.452	19.548	17.066	16.314	12.500	—
Value at End of Year	—	15.931	16.482	15.039	12.063	19.452	19.548	17.066	16.314	—
No. of Units	—	11,438	10,765	10,343	10,444	10,589	13,177	16,386	13,420	—
American Bond Trust (merged into Bond Trust eff 10-28-2011)—Series II Shares (units first credited 08-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	12.881	11.689	13.165	13.012	12.410	12.500	—	—
Value at End of Year	—	—	13.440	12.881	11.689	13.165	13.012	12.410	—	—
No. of Units	—	—	3,768,845	4,047,693	3,740,977	5,244,296	3,087,417	791,907	—	—
No. of Units	—	—	18,004	25,453	23,655	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	12.853	11.669	13.149	13.003	12.408	12.500	—	—
Value at End of Year	—	—	13.403	12.853	11.669	13.149	13.003	12.408	—	—
No. of Units	—	—	299,415	374,572	285,360	308,760	144,903	4,248	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	12.768	11.609	13.101	12.976	12.400	12.500	—	—
Value at End of Year	—	—	13.295	12.768	11.609	13.101	12.976	12.400	—	—
No. of Units	—	—	2,445,613	2,925,807	2,690,987	3,553,358	1,989,870	561,066	—	—
No. of Units	—	—	3	4,121	4,003	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	12.740	11.589	13.085	12.967	12.397	12.500	—	—
Value at End of Year	—	—	13.259	12.740	11.589	13.085	12.967	12.397	—	—
No. of Units	—	—	94,383	70,921	71,639	98,610	30,006	2,777	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	12.656	11.530	13.038	12.939	12.390	12.500	—	—
Value at End of Year	—	—	13.152	12.656	11.530	13.038	12.939	12.390	—	—
No. of Units	—	—	59,137	62,097	53,112	65,045	73,960	44,228	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
American Global Growth Trust—Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	10.849	12.162	11.110	7.979	13.217	12.500	—	—	—	—
Value at End of Year	13.032	10.849	12.162	11.110	7.979	13.217	—	—	—	—
No. of Units	889,523	1,015,814	1,240,657	1,399,740	1,599,850	1,651,994	—	—	—	—
No. of Units	6,719	7,420	6,679	7,037	5,051	225	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	10.824	12.140	11.095	7.972	13.212	12.500	—	—	—	—
Value at End of Year	12.995	10.824	12.140	11.095	7.972	13.212	—	—	—	—
No. of Units	135,717	188,279	227,047	215,941	153,195	324,098	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	10.748	12.073	11.051	7.952	13.199	12.500	—	—	—	—
Value at End of Year	12.885	10.748	12.073	11.051	7.952	13.199	—	—	—	—
No. of Units	724,926	849,394	911,337	1,059,544	1,223,814	1,195,487	—	—	—	—
No. of Units	159	169	133	78	81	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	10.723	12.051	11.036	7.946	13.195	12.500	—	—	—	—
Value at End of Year	12.848	10.723	12.051	11.036	7.946	13.195	—	—	—	—
No. of Units	42,047	87,825	87,343	33,281	22,412	111,862	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	10.648	11.985	10.992	7.926	13.181	12.500	—	—	—	—
Value at End of Year	12.739	10.648	11.985	10.992	7.926	13.181	—	—	—	—
No. of Units	645	1,301	1,214	2,469	15,833	1,443	—	—	—	—
American Global Small Capitalization Trust (merged into American Global Growth Trust eff 04-26-2013)—Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	9.204	11.630	9.693	6.136	13.489	12.500	—	—	—	—
Value at End of Year	10.646	9.204	11.630	9.693	6.136	13.489	—	—	—	—
No. of Units	389,358	468,059	620,432	716,886	621,381	468,652	—	—	—	—
No. of Units	3,093	3,581	2,508	3,030	3,570	149	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	9.182	11.608	9.680	6.131	13.484	12.500	—	—	—	—
Value at End of Year	10.616	9.182	11.608	9.680	6.131	13.484	—	—	—	—
No. of Units	62,619	81,968	139,798	135,006	76,729	42,830	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	9.118	11.545	9.642	6.116	13.471	12.500	—	—	—	—
Value at End of Year	10.526	9.118	11.545	9.642	6.116	13.471	—	—	—	—
No. of Units	266,681	313,699	344,670	411,388	490,615	355,100	—	—	—	—
No. of Units	131	133	93	60	291	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	9.097	11.523	9.629	6.111	13.466	12.500	—	—	—	—
Value at End of Year	10.496	9.097	11.523	9.629	6.111	13.466	—	—	—	—
No. of Units	30,066	35,045	76,119	52,081	25,200	23,567	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	9.033	11.460	9.590	6.095	13.453	12.500	—	—	—	—
Value at End of Year	10.407	9.033	11.460	9.590	6.095	13.453	—	—	—	—
No. of Units	233	1,079	27,982	24,569	8,718	14,681	—	—	—	—
American Growth Trust—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	18.559	19.797	17.019	12.464	22.720	20.653	19.130	16.808	15.254	12.500
Value at End of Year	21.421	18.559	19.797	17.019	12.464	22.720	20.653	19.130	16.808	15.254
No. of Units	3,356,951	4,036,137	4,960,249	5,998,365	7,016,389	7,054,344	6,656,145	5,934,668	4,644,778	418,891
No. of Units	18,682	20,144	20,427	23,731	23,671	26	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	18.479	19.721	16.962	12.429	22.667	20.616	19.105	16.794	15.249	12.500
Value at End of Year	21.318	18.479	19.721	16.962	12.429	22.667	20.616	19.105	16.794	15.249
No. of Units	507,853	757,798	1,047,123	1,197,184	1,399,972	1,501,740	1,559,053	1,538,451	1,272,300	718,849

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	18.240	19.496	16.793	12.323	22.509	20.503	19.029	16.752	15.234	12.500
Value at End of Year	21.011	18.240	19.496	16.793	12.323	22.509	20.503	19.029	16.752	15.234
No. of Units	1,680,632	2,038,515	2,250,773	2,779,542	3,242,812	3,033,263	2,791,715	2,148,990	1,426,218	391,517
No. of Units	4,578	4,547	4,305	4,221	3,491	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	18.161	19.421	16.737	12.289	22.457	20.466	19.004	16.738	15.229	12.500
Value at End of Year	20.909	18.161	19.421	16.737	12.289	22.457	20.466	19.004	16.738	15.229
No. of Units	203,003	286,201	359,940	450,362	492,657	538,602	577,644	606,479	554,304	345,397
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	17.927	19.199	16.571	12.185	22.300	20.354	18.928	16.697	15.214	12.500
Value at End of Year	20.608	17.927	19.199	16.571	12.185	22.300	20.354	18.928	16.697	15.214
No. of Units	91,329	107,240	117,744	146,048	157,997	140,682	162,023	154,299	106,452	21,893
American Growth-Income Trust—Series I Shares (units first credited 05-02-2009)
Contracts with no Optional Benefits
Value at Start of Year	16.528	17.144	15.678	12.500	—	—	—	—	—	—
Value at End of Year	19.064	16.528	17.144	15.678	—	—	—	—	—	—
No. of Units	1,240,074	1,395,820	1,782,446	2,287,005	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	16.456	17.079	15.626	12.500	—	—	—	—	—	—
Value at End of Year	18.972	16.456	17.079	15.626	—	—	—	—	—	—
No. of Units	365,408	427,372	656,501	745,512	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	16.244	16.883	15.471	12.500	—	—	—	—	—	—
Value at End of Year	18.699	16.244	16.883	15.471	—	—	—	—	—	—
No. of Units	173,501	184,077	243,651	326,761	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.174	16.819	15.419	12.500	—	—	—	—	—	—
Value at End of Year	18.609	16.174	16.819	15.419	—	—	—	—	—	—
No. of Units	188,908	202,712	284,582	354,582	—	—	—	—	—	—
American Growth-Income Trust—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	16.460	17.101	15.669	12.179	20.007	19.450	17.234	16.624	15.373	12.500
Value at End of Year	18.952	16.460	17.101	15.669	12.179	20.007	19.450	17.234	16.624	15.373
No. of Units	3,142,254	3,410,653	3,039,922	4,432,013	5,927,450	6,494,981	5,744,824	4,904,505	3,699,484	233,294
No. of Units	13,308	15,711	14,977	15,908	12,324	198	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.389	17.036	15.617	12.145	19.960	19.415	17.211	16.610	15.368	12.500
Value at End of Year	18.860	16.389	17.036	15.617	12.145	19.960	19.415	17.211	16.610	15.368
No. of Units	344,289	398,352	453,060	480,251	659,631	727,621	828,137	744,175	713,661	369,963
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.178	16.841	15.462	12.042	19.821	19.309	17.143	16.569	15.353	12.500
Value at End of Year	18.589	16.178	16.841	15.462	12.042	19.821	19.309	17.143	16.569	15.353
No. of Units	1,896,158	2,165,957	2,392,643	2,760,639	3,100,125	3,148,358	2,756,448	2,110,126	1,371,928	258,399
No. of Units	4,598	4,120	5,365	5,002	5,922	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.108	16.776	15.410	12.008	19.775	19.273	17.120	16.555	15.348	12.500
Value at End of Year	18.499	16.108	16.776	15.410	12.008	19.775	19.273	17.120	16.555	15.348
No. of Units	83,482	82,968	126,280	147,432	272,858	296,539	396,268	398,432	407,440	262,795
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	15.900	16.585	15.257	11.906	19.637	19.168	17.052	16.514	15.333	12.500
Value at End of Year	18.233	15.900	16.585	15.257	11.906	19.637	19.168	17.052	16.514	15.333
No. of Units	273,685	280,667	297,665	316,173	324,116	313,573	334,377	334,457	266,264	15,335
American High-Income Bond Trust (merged into High Yield Trust eff 04-26-2013)—Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	13.651	13.682	12.133	8.903	11.959	12.500	—	—	—	—
Value at End of Year	15.184	13.651	13.682	12.133	8.903	11.959	—	—	—	—
No. of Units	292,698	334,267	411,709	436,925	292,356	303,150	—	—	—	—
No. of Units	8,043	8,206	8,433	442	394	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	13.619	13.657	12.117	8.895	11.955	12.500	—	—	—	—
Value at End of Year	15.141	13.619	13.657	12.117	8.895	11.955	—	—	—	—
No. of Units	110,754	110,559	185,843	152,252	111,488	140,592	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	13.524	13.582	12.069	8.873	11.943	12.500	—	—	—	—
Value at End of Year	15.013	13.524	13.582	12.069	8.873	11.943	—	—	—	—
No. of Units	210,958	230,274	257,770	261,801	216,736	270,660	—	—	—	—
No. of Units	5,095	5,365	5,672	3,260	3,231	1,464	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	13.492	13.557	12.053	8.866	11.939	12.500	—	—	—	—
Value at End of Year	14.971	13.492	13.557	12.053	8.866	11.939	—	—	—	—
No. of Units	25,618	25,754	29,451	41,113	16,134	16,408	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	8.843	11.927	12.500	—	—	—	—
Value at End of Year	—	—	—	12.005	8.843	11.927	—	—	—	—
No. of Units	—	—	—	307	2,885	319	—	—	—	—
American International Trust—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	22.104	26.219	24.961	17.802	31.430	26.735	22.946	19.280	16.491	12.500
Value at End of Year	25.518	22.104	26.219	24.961	17.802	31.430	26.735	22.946	19.280	16.491
No. of Units	1,815,648	2,190,084	2,390,736	2,738,198	3,267,216	3,602,354	3,450,578	2,717,581	1,774,536	98,509
No. of Units	3,705	4,055	3,417	3,429	3,510	65	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	22.009	26.119	24.878	17.751	31.357	26.686	22.916	19.264	16.486	12.500
Value at End of Year	25.395	22.009	26.119	24.878	17.751	31.357	26.686	22.916	19.264	16.486
No. of Units	231,570	319,388	409,218	496,267	530,180	646,241	617,171	540,843	331,950	120,265
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	21.725	25.820	24.631	17.601	31.139	26.540	22.825	19.217	16.470	12.500
Value at End of Year	25.030	21.725	25.820	24.631	17.601	31.139	26.540	22.825	19.217	16.470
No. of Units	947,272	1,106,344	1,150,871	1,286,312	1,545,856	1,526,563	1,451,379	1,083,099	611,849	67,542
No. of Units	508	516	460	405	420	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	21.631	25.722	24.549	17.552	31.066	26.492	22.795	19.201	16.464	12.500
Value at End of Year	24.909	21.631	25.722	24.549	17.552	31.066	26.492	22.795	19.201	16.464
No. of Units	83,955	106,855	139,825	167,871	181,725	213,709	201,178	193,737	110,140	77,985
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	21.351	25.428	24.305	17.403	30.850	26.347	22.704	19.153	16.448	12.500
Value at End of Year	24.551	21.351	25.428	24.305	17.403	30.850	26.347	22.704	19.153	16.448
No. of Units	62,003	71,587	72,816	76,816	84,531	85,076	99,760	95,016	45,729	2,697
American New World Trust—Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	11.996	14.233	12.336	8.419	14.912	12.500	—	—	—	—
Value at End of Year	13.832	11.996	14.233	12.336	8.419	14.912	—	—	—	—
No. of Units	349,405	471,135	692,831	650,563	464,125	611,579	—	—	—	—
No. of Units	8,070	8,324	8,381	8,472	6,025	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	11.968	14.207	12.319	8.412	14.907	12.500	—	—	—	—
Value at End of Year	13.793	11.968	14.207	12.319	8.412	14.907	—	—	—	—
No. of Units	166,218	181,443	256,193	253,814	210,011	286,026	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	11.884	14.129	12.270	8.390	14.892	—	—	—	—	—
Value at End of Year	13.676	11.884	14.129	12.270	8.390	14.892	—	—	—	—
No. of Units	164,617	199,031	223,977	218,539	205,568	215,118	—	—	—	—
No. of Units	3,223	3,093	2,865	2,771	3,221	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	11.856	14.103	12.253	8.383	14.887	12.500	—	—	—	—
Value at End of Year	13.637	11.856	14.103	12.253	8.383	14.887	—	—	—	—
No. of Units	76,132	89,323	111,001	95,817	54,181	237,954	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	11.774	14.026	12.204	8.362	14.872	12.500	—	—	—	—
Value at End of Year	13.522	11.774	14.026	12.204	8.362	14.872	—	—	—	—
No. of Units	9,179	2,643	18,761	13,188	7,523	14,984	—	—	—	—
BlackRock Basic Value V.I. Fund (formerly Mercury Basic Value V.I. Fund)—Class II Shares (units first credited 07-20-1998)
Contracts with no Optional Benefits
Value at Start of Year	19.446	20.285	18.285	14.185	22.810	22.794	19.027	18.800	17.213	13.139
Value at End of Year	21.804	19.446	20.285	18.285	14.185	22.810	22.794	19.027	18.800	17.213
No. of Units	43,594	51,645	75,055	91,011	117,839	190,524	244,854	301,470	394,202	465,530
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	14.515	15.149	13.662	10.605	17.061	17.058	14.246	14.083	12.900	12.022
Value at End of Year	16.267	14.515	15.149	13.662	10.605	17.061	17.058	14.246	14.083	12.900
No. of Units	29,554	35,388	56,798	61,586	73,422	100,879	125,317	145,876	156,004	175,040
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	16.293	17.030	15.382	11.957	19.266	19.291	16.135	15.975	14.655	11.209
Value at End of Year	18.232	16.293	17.030	15.382	11.957	19.266	19.291	16.135	15.975	14.655
No. of Units	15,554	15,810	29,676	36,285	51,566	54,723	73,711	82,047	113,069	134,896
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	14.202	14.851	13.421	10.438	16.826	16.857	14.106	13.973	12.825	9.814
Value at End of Year	15.884	14.202	14.851	13.421	10.438	16.826	16.857	14.106	13.973	12.825
No. of Units	14,335	15,860	18,591	26,715	26,353	28,895	35,516	54,962	60,772	63,712
BlackRock Global Allocation V.I. Fund (formerly Mercury Global Allocation V.I. Fund)—Class II Shares (units first credited 11-21-2003)
Contracts with no Optional Benefits
Value at Start of Year	22.737	23.961	22.147	18.581	23.464	20.401	17.806	16.386	14.573	13.501
Value at End of Year	24.656	22.737	23.961	22.147	18.581	23.464	20.401	17.806	16.386	14.573
No. of Units	210	250	290	3,421	5,175	7,172	8,111	11,647	12,453	12,631
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	23.201	24.462	22.621	18.989	23.991	20.869	18.224	16.779	14.930	13.832
Value at End of Year	25.146	23.201	24.462	22.621	18.989	23.991	20.869	18.224	16.779	14.930
No. of Units	1,176	1,848	1,861	1,874	1,888	1,904	853	862	870	878
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	19.489	20.579	19.058	16.022	20.273	17.662	15.446	14.243	12.693	11.761
Value at End of Year	21.091	19.489	20.579	19.058	16.022	20.273	17.662	15.446	14.243	12.693
No. of Units	189	189	203	763	786	3,254	3,895	5,233	5,319	6,080
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	23.661	20.623	18.045	16.648	14.843	13.755
Value at End of Year	—	—	—	—	18.690	23.661	20.623	18.045	16.648	14.843
No. of Units	—	—	—	—	—	—	—	—	—	1,919
BlackRock Value Opportunities V.I. Fund (formerly Mercury Value Opportunities V.I. Fund)—Class II Shares (units first credited 07-20-1998)
Contracts with no Optional Benefits
Value at Start of Year	25.310	26.377	20.847	16.510	28.041	28.779	25.941	23.898	21.143	15.056
Value at End of Year	28.235	25.310	26.377	20.847	16.510	28.041	28.779	25.941	23.898	21.143
No. of Units	15,616	21,196	30,561	33,999	71,176	85,357	93,778	112,117	127,136	150,351
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	18.513	19.304	15.264	12.095	20.552	21.104	19.032	17.542	15.528	14.578
Value at End of Year	20.643	18.513	19.304	15.264	12.095	20.552	21.104	19.032	17.542	15.528
No. of Units	29,788	31,921	43,111	46,856	53,288	71,148	72,216	83,514	87,288	99,997
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	19.842	20.720	16.409	13.021	22.160	22.789	20.582	18.999	16.843	12.018
Value at End of Year	22.091	19.842	20.720	16.409	13.021	22.160	22.789	20.582	18.999	16.843
No. of Units	3,559	3,543	4,507	9,432	10,664	10,480	10,525	12,463	27,656	31,084
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	18.113	18.924	14.994	11.905	20.270	20.856	18.846	17.405	15.437	11.020
Value at End of Year	20.156	18.113	18.924	14.994	11.905	20.270	20.856	18.846	17.405	15.437
No. of Units	15,500	15,897	17,023	19,176	19,739	27,451	35,696	43,629	56,721	59,290

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Blue Chip Growth Trust—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	17.720	17.741	15.513	11.026	19.488	17.556	16.270	15.647	14.576	11.460
Value at End of Year	20.642	17.720	17.741	15.513	11.026	19.488	17.556	16.270	15.647	14.576
No. of Units	1,527,657	1,816,136	2,355,684	2,877,262	3,653,608	4,934,843	6,013,245	7,336,995	8,983,863	10,522,877
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	11.867	11.887	10.399	7.395	13.077	11.786	10.928	10.516	9.800	7.709
Value at End of Year	13.817	11.867	11.887	10.399	7.395	13.077	11.786	10.928	10.516	9.800
No. of Units	636,692	803,972	1,116,116	1,307,408	1,495,280	1,526,475	1,813,086	2,085,695	2,353,351	2,561,457
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	10.952	10.987	9.626	6.855	12.141	10.960	10.177	9.807	9.154	7.212
Value at End of Year	12.732	10.952	10.987	9.626	6.855	12.141	10.960	10.177	9.807	9.154
No. of Units	344,415	401,827	493,724	575,758	660,700	807,358	977,880	1,214,882	1,582,240	1,968,862
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.611	11.653	10.215	7.278	12.897	11.648	10.821	10.433	9.743	7.680
Value at End of Year	13.491	11.611	11.653	10.215	7.278	12.897	11.648	10.821	10.433	9.743
No. of Units	299,472	339,121	443,568	507,499	564,940	521,200	616,612	753,696	859,515	1,064,001
Blue Chip Growth Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	15.525	15.574	13.643	9.719	17.207	15.534	14.432	13.910	12.982	10.219
Value at End of Year	18.050	15.525	15.574	13.643	9.719	17.207	15.534	14.432	13.910	12.982
No. of Units	583,634	745,162	806,311	909,213	961,849	1,015,086	1,089,323	1,204,800	1,158,877	617,589
No. of Units	4,244	4,737	4,526	4,773	3,162	116	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.451	15.507	13.591	9.687	17.158	15.498	14.405	13.892	12.971	10.216
Value at End of Year	17.954	15.451	15.507	13.591	9.687	17.158	15.498	14.405	13.892	12.971
No. of Units	418,587	523,167	586,365	634,575	659,733	605,852	682,919	780,146	920,211	993,353
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	15.229	15.307	13.436	9.591	17.014	15.390	14.327	13.837	12.939	10.206
Value at End of Year	17.670	15.229	15.307	13.436	9.591	17.014	15.390	14.327	13.837	12.939
No. of Units	230,486	235,305	268,528	263,549	320,156	300,226	291,720	297,497	213,224	30,882
No. of Units	2,686	2,850	3,053	3,367	4,685	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	15.156	15.241	13.385	9.559	16.966	15.355	14.301	13.819	12.929	10.203
Value at End of Year	17.576	15.156	15.241	13.385	9.559	16.966	15.355	14.301	13.819	12.929
No. of Units	94,483	107,508	118,404	123,833	137,775	136,441	138,482	150,826	168,929	198,881
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	17.044	17.166	15.098	10.799	19.195	17.399	16.229	15.705	14.716	12.500
Value at End of Year	19.737	17.044	17.166	15.098	10.799	19.195	17.399	16.229	15.705	14.716
No. of Units	33,351	34,411	30,759	36,670	41,152	35,896	39,457	44,726	15,252	6,382
Bond Trust—Series I Shares (units first credited 10-28-2011)
Contracts with no Optional Benefits
Value at Start of Year	12.561	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.123	12.561	—	—	—	—	—	—	—	—
No. of Units	233,727	291,685	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	12.559	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.115	12.559	—	—	—	—	—	—	—	—
No. of Units	86,801	110,563	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.556	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.092	12.556	—	—	—	—	—	—	—	—
No. of Units	54,348	58,558	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.555	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.085	12.555	—	—	—	—	—	—	—	—
No. of Units	29,415	49,433	—	—	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Bond Trust—Series II Shares (units first credited 10-28-2011)
Contracts with no Optional Benefits
Value at Start of Year	12.561	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.123	12.561	—	—	—	—	—	—	—	—
No. of Units	3,048,336	3,095,879	—	—	—	—	—	—	—	—
No. of Units	18,684	18,777	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.559	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.115	12.559	—	—	—	—	—	—	—	—
No. of Units	76,114	106,972	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.556	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.092	12.556	—	—	—	—	—	—	—	—
No. of Units	2,061,391	2,195,447	—	—	—	—	—	—	—	—
No. of Units	820	698	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.555	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.085	12.555	—	—	—	—	—	—	—	—
No. of Units	10,172	12,968	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.552	12.500	—	—	—	—	—	—	—	—
Value at End of Year	13.062	12.552	—	—	—	—	—	—	—	—
No. of Units	31,414	33,546	—	—	—	—	—	—	—	—
Capital Appreciation Trust—Series I Shares (units first credited 11-01-2000)
Contracts with no Optional Benefits
Value at Start of Year	9.615	9.757	8.861	6.325	10.233	9.313	9.249	8.240	7.655	6.005
Value at End of Year	10.979	9.615	9.757	8.861	6.325	10.233	9.313	9.249	8.240	7.655
No. of Units	1,844,740	2,237,990	2,788,824	1,923,495	2,326,416	3,102,607	3,814,463	498,674	649,887	773,035
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	10.273	10.430	9.477	6.768	10.955	9.975	9.911	8.834	8.211	6.444
Value at End of Year	11.724	10.273	10.430	9.477	6.768	10.955	9.975	9.911	8.834	8.211
No. of Units	520,148	682,751	910,924	715,399	785,173	918,328	1,179,429	433,884	405,175	431,116
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	9.402	9.561	8.700	6.222	10.088	9.199	9.154	8.171	7.606	5.979
Value at End of Year	10.715	9.402	9.561	8.700	6.222	10.088	9.199	9.154	8.171	7.606
No. of Units	308,188	388,764	513,844	339,766	434,914	495,252	635,062	72,018	71,762	87,775
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	10.051	10.225	9.309	6.661	10.805	9.858	9.814	8.765	8.163	6.420
Value at End of Year	11.448	10.051	10.225	9.309	6.661	10.805	9.858	9.814	8.765	8.163
No. of Units	312,105	372,264	534,494	431,345	467,155	553,880	671,366	267,210	304,411	371,086
Capital Appreciation Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	15.042	15.303	13.929	9.959	16.148	14.728	14.655	13.090	12.172	9.556
Value at End of Year	17.155	15.042	15.303	13.929	9.959	16.148	14.728	14.655	13.090	12.172
No. of Units	303,357	409,607	445,052	452,853	430,637	463,276	563,128	182,168	195,765	211,754
No. of Units	1,742	1,929	1,183	1,396	1,481	123	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	14.970	15.237	13.876	9.926	16.102	14.694	14.628	13.073	12.162	9.553
Value at End of Year	17.064	14.970	15.237	13.876	9.926	16.102	14.694	14.628	13.073	12.162
No. of Units	336,656	441,207	520,458	487,274	515,587	564,111	725,105	260,127	290,967	349,655
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	14.755	15.041	13.718	9.828	15.967	12.965	14.549	13.021	12.132	9.544
Value at End of Year	16.794	14.755	15.041	13.718	9.828	15.967	12.965	14.549	13.021	12.132
No. of Units	41,445	76,951	82,999	82,822	47,068	49,925	128,538	15,268	6,137	3,248
No. of Units	82	82	71	3,226	217	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	14.684	14.976	13.665	9.795	15.922	14.558	14.522	13.004	12.122	9.541
Value at End of Year	16.705	14.684	14.976	13.665	9.795	15.922	14.558	14.522	13.004	12.122
No. of Units	84,664	108,400	130,891	123,530	133,052	161,864	245,865	111,830	117,664	139,164

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	17.787	18.167	11.919	—	19.403	17.768	14.549	15.918	14.861	12.500
Value at End of Year	20.204	17.787	18.167	—	11.919	19.403	17.768	14.549	15.918	14.861
No. of Units	1,729	2,844	3,018	—	1,787	2,025	2,706	—	—	—
Capital Appreciation Value Trust—Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	13.128	12.960	11.583	9.061	12.500	—	—	—	—	—
Value at End of Year	14.798	13.128	12.960	11.583	9.061	—	—	—	—	—
No. of Units	1,037,912	1,121,184	1,265,949	1,516,191	1,122,606	—	—	—	—	—
No. of Units	16,490	20,492	21,678	24,069	44,582	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	13.105	12.943	11.574	9.058	12.500	—	—	—	—	—
Value at End of Year	14.765	13.105	12.943	11.574	9.058	—	—	—	—	—
No. of Units	14,817	30,260	54,366	66,577	76,490	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	13.035	12.894	11.547	9.051	12.500	—	—	—	—	—
Value at End of Year	14.664	13.035	12.894	11.547	9.051	—	—	—	—	—
No. of Units	573,092	613,692	731,841	841,156	804,014	—	—	—	—	—
No. of Units	23,411	25,641	32,000	32,408	17,083	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	13.012	12.878	11.538	9.048	12.500	—	—	—	—	—
Value at End of Year	14.631	13.012	12.878	11.538	9.048	—	—	—	—	—
No. of Units	4,517	8,486	9,570	21,242	19,723	—	—	—	—	—
Classic Value Trust (merged into Equity-Income Trust eff 05-01-2009)—Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	14.484	16.872	14.793	13.755	12.500	—
Value at End of Year	—	—	—	—	7.746	14.484	16.872	14.793	13.755	—
No. of Units	—	—	—	—	248,778	135,419	354,296	162,522	66,024	—
No. of Units	—	—	—	—	7,444	340	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	14.458	16.850	14.781	13.750	12.500	—
Value at End of Year	—	—	—	—	7.728	14.458	16.850	14.781	13.750	—
No. of Units	—	—	—	—	35,612	36,853	61,599	44,794	39,956	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	14.379	16.783	14.744	13.736	12.500	—
Value at End of Year	—	—	—	—	7.674	14.379	16.783	14.744	13.736	—
No. of Units	—	—	—	—	25,395	36,210	61,604	29,081	11,947	—
No. of Units	—	—	—	—	1,357	1,215	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	14.352	16.761	14.732	13.732	12.500	—
Value at End of Year	—	—	—	—	7.656	14.352	16.761	14.732	13.732	—
No. of Units	—	—	—	—	20,994	22,933	20,046	11,696	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	14.274	16.694	14.695	13.718	12.500	—
Value at End of Year	—	—	—	—	7.603	14.274	16.694	14.695	13.718	—
No. of Units	—	—	—	—	5,495	4,417	3,925	4,249	4,310	—
Core Allocation Plus Trust—Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	11.224	11.694	10.769	8.743	12.500	—	—	—	—	—
Value at End of Year	12.526	11.224	11.694	10.769	8.743	—	—	—	—	—
No. of Units	407,031	462,542	512,269	544,947	322,524	—	—	—	—	—
No. of Units	20,847	20,512	20,562	20,598	4,724	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	11.205	11.679	10.760	8.740	12.500	—	—	—	—	—
Value at End of Year	12.498	11.205	11.679	10.760	8.740	—	—	—	—	—
No. of Units	26,277	30,693	44,987	46,386	36,224	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	11.145	11.634	10.735	8.733	12.500	—	—	—	—	—
Value at End of Year	12.413	11.145	11.634	10.735	8.733	—	—	—	—	—
No. of Units	232,260	266,576	294,301	306,985	133,051	—	—	—	—	—
No. of Units	37,053	37,581	40,619	45,996	23,530	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	11.125	11.620	10.727	8.731	12.500	—	—	—	—	—
Value at End of Year	12.384	11.125	11.620	10.727	8.731	—	—	—	—	—
No. of Units	1,677	1,687	6,754	19,237	18,881	—	—	—	—	—
Core Allocation Trust (merged into Lifestyle Growth Trust eff 04-27-2012)—Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	15.853	16.377	15.022	12.500	—	—	—	—	—	—
Value at End of Year	—	15.853	16.377	15.022	—	—	—	—	—	—
No. of Units	—	384,623	258,111	65,369	—	—	—	—	—	—
No. of Units	—	2,441	2,456	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.831	16.363	12.500	—	—	—	—	—	—	—
Value at End of Year	—	15.831	16.363	—	—	—	—	—	—	—
No. of Units	—	7,880	7,923	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	15.768	16.322	15.002	12.500	—	—	—	—	—	—
Value at End of Year	—	15.768	16.322	15.002	—	—	—	—	—	—
No. of Units	—	144,917	92,314	63,862	—	—	—	—	—	—
No. of Units	—	6,383	3,261	2,123	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	15.747	16.309	12.500	—	—	—	—	—	—	—
Value at End of Year	—	15.747	16.309	—	—	—	—	—	—	—
No. of Units	—	1,879	1,060	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	15.685	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	15.685	—	—	—	—	—	—	—	—
No. of Units	—	3,369	—	—	—	—	—	—	—	—
Core Balanced Trust (merged into Lifestyle Growth Trust eff 04-27-2012)—Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	16.456	16.564	15.014	—	—	—	—	—	—	—
Value at End of Year	—	16.456	16.564	15.014	—	—	—	—	—	—
No. of Units	—	393,922	311,761	180,435	—	—	—	—	—	—
No. of Units	—	8,608	975	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.434	16.551	15.009	—	—	—	—	—	—	—
Value at End of Year	—	16.434	16.551	15.009	—	—	—	—	—	—
No. of Units	—	15,339	15,980	3,157	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.368	16.509	14.994	—	—	—	—	—	—	—
Value at End of Year	—	16.368	16.509	14.994	—	—	—	—	—	—
No. of Units	—	223,518	177,078	97,395	—	—	—	—	—	—
No. of Units	—	3,094	4,388	3,015	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.346	16.496	14.989	—	—	—	—	—	—	—
Value at End of Year	—	16.346	16.496	14.989	—	—	—	—	—	—
No. of Units	—	6,630	1,699	1,117	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	16.281	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	16.281	—	—	—	—	—	—	—	—
No. of Units	—	7,019	—	—	—	—	—	—	—	—
Core Bond Trust—Series II Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	16.308	15.330	14.562	13.493	13.286	12.724	12.471	12.500	—	—
Value at End of Year	17.062	16.308	15.330	14.562	13.493	13.286	12.724	12.471	—	—
No. of Units	73,278	95,672	99,887	126,125	63,515	43,381	25,805	20,230	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.254	15.287	14.528	13.468	13.269	12.713	12.467	12.500	—	—
Value at End of Year	16.997	16.254	15.287	14.528	13.468	13.269	12.713	12.467	—	—
No. of Units	48,596	80,206	59,045	82,911	46,736	15,474	8,071	2,581	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.092	15.157	14.426	13.394	13.216	12.681	12.455	12.500	—	—
Value at End of Year	16.802	16.092	15.157	14.426	13.394	13.216	12.681	12.455	—	—
No. of Units	10,257	19,663	48,798	44,882	23,549	13,190	12,579	5,124	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.039	15.114	14.393	13.369	13.198	12.671	12.450	12.500	—	—
Value at End of Year	16.738	16.039	15.114	14.393	13.369	13.198	12.671	12.450	—	—
No. of Units	18,791	23,187	20,373	18,607	16,774	6,127	2,287	120	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	15.879	14.986	14.292	13.145	—	12.639	12.438	—	—	—
Value at End of Year	16.547	15.879	14.986	14.292	—	13.145	12.639	—	—	—
No. of Units	119	120	120	121	—	—	—	—	—	—
Core Disciplined Diversification Trust (merged into Lifestyle Growth Trust eff 04-27-2012)—Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	16.401	16.992	15.380	12.500	—	—	—	—	—	—
Value at End of Year	—	16.401	16.992	15.380	—	—	—	—	—	—
No. of Units	—	701,749	551,140	273,028	—	—	—	—	—	—
No. of Units	—	4,053	4,074	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.379	16.978	15.375	12.500	—	—	—	—	—	—
Value at End of Year	—	16.379	16.978	15.375	—	—	—	—	—	—
No. of Units	—	2,871	2,877	2,382	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.313	16.935	15.360	12.500	—	—	—	—	—	—
Value at End of Year	—	16.313	16.935	15.360	—	—	—	—	—	—
No. of Units	—	230,411	164,262	163,193	—	—	—	—	—	—
No. of Units	—	10,667	8,232	4,608	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.292	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	16.292	—	—	—	—	—	—	—	—
No. of Units	—	342	—	—	—	—	—	—	—	—
Core Equity Trust (merged into Fundamental Value Trust eff 05-01-2009)—Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	14.204	15.357	14.648	14.065	12.500	—
Value at End of Year	—	—	—	—	6.350	14.204	15.357	14.648	14.065	—
No. of Units	—	—	—	—	259,278	285,557	336,984	456,258	300,879	—
No. of Units	—	—	—	—	9,998	347	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	14.178	15.337	14.636	14.060	12.500	—
Value at End of Year	—	—	—	—	6.335	14.178	15.337	14.636	14.060	—
No. of Units	—	—	—	—	40,468	67,275	60,966	46,608	24,071	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	14.100	15.276	14.600	14.046	12.500	—
Value at End of Year	—	—	—	—	6.291	14.100	15.276	14.600	14.046	—
No. of Units	—	—	—	—	193,397	173,408	165,723	202,252	97,703	—
No. of Units	—	—	—	—	168	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	14.074	15.256	14.588	14.041	12.500	—
Value at End of Year	—	—	—	—	6.276	14.074	15.256	14.588	14.041	—
No. of Units	—	—	—	—	14,990	13,333	10,984	19,277	10,929	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	13.997	15.195	14.551	14.028	12.500	—
Value at End of Year	—	—	—	—	6.233	13.997	15.195	14.551	14.028	—
No. of Units	—	—	—	—	936	—	612	596	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Core Fundamental Holdings Trust—Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	15.701	15.864	14.693	12.500	—	—	—	—	—	—
Value at End of Year	17.130	15.701	15.864	14.693	—	—	—	—	—	—
No. of Units	788,929	601,909	628,336	355,437	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.680	15.850	12.500	—	—	—	—	—	—	—
Value at End of Year	17.098	15.680	15.850	—	—	—	—	—	—	—
No. of Units	10,092	28,006	26,952	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	15.617	15.811	14.674	12.500	—	—	—	—	—	—
Value at End of Year	17.004	15.617	15.811	14.674	—	—	—	—	—	—
No. of Units	281,899	283,504	219,509	144,707	—	—	—	—	—	—
No. of Units	33,857	22,198	19,322	15,308	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	15.597	15.798	12.500	—	—	—	—	—	—	—
Value at End of Year	16.973	15.597	15.798	—	—	—	—	—	—	—
No. of Units	1,820	1,895	1,909	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	15.534	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.880	15.534	—	—	—	—	—	—	—	—
No. of Units	8,800	4,771	—	—	—	—	—	—	—	—
Core Global Diversification Trust—Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	15.347	16.194	15.188	—	—	—	—	—	—	—
Value at End of Year	17.059	15.347	16.194	15.188	—	—	—	—	—	—
No. of Units	731,744	686,597	737,750	412,351	—	—	—	—	—	—
No. of Units	26,070	26,816	31,734	19,932	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.327	16.181	15.183	—	—	—	—	—	—	—
Value at End of Year	17.028	15.327	16.181	15.183	—	—	—	—	—	—
No. of Units	68,498	48,943	41,271	36,400	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	15.266	16.141	15.168	—	—	—	—	—	—	—
Value at End of Year	16.934	15.266	16.141	15.168	—	—	—	—	—	—
No. of Units	469,731	442,997	387,672	229,749	—	—	—	—	—	—
No. of Units	9,301	12,032	11,357	9,262	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	15.245	16.127	15.163	—	—	—	—	—	—	—
Value at End of Year	16.903	15.245	16.127	15.163	—	—	—	—	—	—
No. of Units	13,360	13,762	16,162	2,002	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	15.184	16.087	15.148	—	—	—	—	—	—	—
Value at End of Year	16.810	15.184	16.087	15.148	—	—	—	—	—	—
No. of Units	15,091	17,635	25,371	23,054	—	—	—	—	—	—
Core Strategy Trust (formerly Index Allocation Trust)—Series II Shares (units first credited 02-13-2006)
Contracts with no Optional Benefits
Value at Start of Year	13.360	13.567	12.284	10.255	14.166	13.503	12.500	—	—	—
Value at End of Year	14.767	13.360	13.567	12.284	10.255	14.166	13.503	—	—	—
No. of Units	2,295,401	2,483,579	2,669,964	2,808,771	2,637,472	1,653,224	786,816	—	—	—
No. of Units	28,670	33,464	25,951	26,598	21,467	210	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	13.320	13.534	12.260	10.240	14.152	13.497	12.500	—	—	—
Value at End of Year	14.716	13.320	13.534	12.260	10.240	14.152	13.497	—	—	—
No. of Units	31,807	56,614	49,494	55,707	18,171	9,692	4,768	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	13.203	13.435	12.189	10.196	14.113	13.480	12.500	—	—	—
Value at End of Year	14.565	13.203	13.435	12.189	10.196	14.113	13.480	—	—	—
No. of Units	1,103,594	1,259,988	1,247,860	1,193,731	1,062,427	718,353	347,892	—	—	—
No. of Units	39,210	43,663	55,025	56,937	39,367	75	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	13.165	13.402	12.165	10.181	14.099	13.474	12.500	—	—	—
Value at End of Year	14.515	13.165	13.402	12.165	10.181	14.099	13.474	—	—	—
No. of Units	20,963	21,646	30,768	33,130	26,843	31,046	3,864	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	13.049	13.304	12.094	10.137	14.060	13.456	12.500	—	—	—
Value at End of Year	14.366	13.049	13.304	12.094	10.137	14.060	13.456	—	—	—
No. of Units	5,378	5,374	5,666	6,941	6,923	7,119	7,143	—	—	—
Disciplined Diversification Trust—Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	12.233	12.714	11.409	9.126	12.500	—	—	—	—	—
Value at End of Year	13.561	12.233	12.714	11.409	9.126	—	—	—	—	—
No. of Units	1,087,249	1,167,135	1,330,179	1,338,580	857,359	—	—	—	—	—
No. of Units	31,392	31,624	31,837	32,071	31,379	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.211	12.698	11.400	9.124	12.500	—	—	—	—	—
Value at End of Year	13.530	12.211	12.698	11.400	9.124	—	—	—	—	—
No. of Units	59,930	75,415	85,392	102,157	86,740	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.146	12.650	11.374	9.116	12.500	—	—	—	—	—
Value at End of Year	13.438	12.146	12.650	11.374	9.116	—	—	—	—	—
No. of Units	313,756	326,918	315,217	344,348	217,733	—	—	—	—	—
No. of Units	21,122	21,446	26,558	26,400	8,842	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.125	12.634	11.365	9.114	12.500	—	—	—	—	—
Value at End of Year	13.407	12.125	12.634	11.365	9.114	—	—	—	—	—
No. of Units	9,748	11,955	14,438	16,348	7,449	—	—	—	—	—
Diversified Bond Trust (merged into Active Bond Trust eff 05-01-2005)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	17.246	16.745
Value at End of Year	—	—	—	—	—	—	—	—	17.634	17.246
No. of Units	—	—	—	—	—	—	—	—	1,511,253	1,907,734
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	14.230	13.823
Value at End of Year	—	—	—	—	—	—	—	—	14.543	14.230
No. of Units	—	—	—	—	—	—	—	—	517,689	572,419
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	15.086	14.676
Value at End of Year	—	—	—	—	—	—	—	—	15.394	15.086
No. of Units	—	—	—	—	—	—	—	—	198,355	235,963
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	14.147	13.770
Value at End of Year	—	—	—	—	—	—	—	—	14.429	14.147
No. of Units	—	—	—	—	—	—	—	—	376,807	448,023
Diversified Bond Trust (merged into Active Bond Trust eff 05-01-2005)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.583	13.190
Value at End of Year	—	—	—	—	—	—	—	—	13.862	13.583
No. of Units	—	—	—	—	—	—	—	—	2,476,596	323,297
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	13.572	13.186
Value at End of Year	—	—	—	—	—	—	—	—	13.844	13.572
No. of Units	—	—	—	—	—	—	—	—	304,220	355,060
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	13.539	13.173
Value at End of Year	—	—	—	—	—	—	—	—	13.789	13.539
No. of Units	—	—	—	—	—	—	—	—	1,236,318	61,577

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	13.528	13.169
Value at End of Year	—	—	—	—	—	—	—	—	13.771	13.528
No. of Units	—	—	—	—	—	—	—	—	48,405	58,173
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	12.537	12.500
Value at End of Year	—	—	—	—	—	—	—	—	12.744	12.537
No. of Units	—	—	—	—	—	—	—	—	124,568	359
Dynamic Growth Trust (merged into Mid Cap Stock Trust eff 04-25-2008)—Series I Shares (units first credited 05-01-2000)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	5.457	4.992	4.510	4.164	3.278
Value at End of Year	—	—	—	—	—	5.871	5.457	4.992	4.510	4.164
No. of Units	—	—	—	—	—	1,944,127	2,593,034	3,297,861	3,682,323	4,600,036
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	7.358	6.734	6.087	5.624	4.428
Value at End of Year	—	—	—	—	—	7.912	7.358	6.734	6.087	5.624
No. of Units	—	—	—	—	—	888,315	1,056,334	1,368,166	1,563,174	1,821,405
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	5.987	5.487	4.968	4.596	3.625
Value at End of Year	—	—	—	—	—	6.428	5.987	5.487	4.968	4.596
No. of Units	—	—	—	—	—	281,887	328,455	647,824	698,341	943,142
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	7.271	6.668	6.040	5.591	4.411
Value at End of Year	—	—	—	—	—	7.803	7.271	6.668	6.040	5.591
No. of Units	—	—	—	—	—	426,662	550,110	735,843	783,628	904,887
Dynamic Growth Trust (merged into Mid Cap Stock Trust eff 04-25-2008)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	16.752	15.365	13.932	12.861	10.116
Value at End of Year	—	—	—	—	—	18.007	16.752	15.365	13.932	12.861
No. of Units	—	—	—	—	—	185,542	236,038	314,775	337,416	353,316
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	16.713	15.338	13.913	12.850	10.113
Value at End of Year	—	—	—	—	—	17.956	16.713	15.338	13.913	12.850
No. of Units	—	—	—	—	—	178,491	241,918	300,631	345,192	380,448
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	16.597	15.254	13.858	12.819	10.103
Value at End of Year	—	—	—	—	—	17.805	16.597	15.254	13.858	12.819
No. of Units	—	—	—	—	—	20,366	23,706	24,704	16,495	11,880
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	16.559	15.226	13.840	12.808	10.100
Value at End of Year	—	—	—	—	—	17.755	16.559	15.226	13.840	12.808
No. of Units	—	—	—	—	—	39,566	47,942	78,301	76,525	100,761
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	19.979	18.399	16.749	15.524	12.500
Value at End of Year	—	—	—	—	—	21.390	19.979	18.399	16.749	15.524
No. of Units	—	—	—	—	—	3,256	2,968	6,214	1,677	4,452
Emerging Growth Trust (merged into Small Cap Growth Trust eff 11-07-2008)—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	19.688	17.951	16.978	16.170	12.500
Value at End of Year	—	—	—	—	—	20.107	19.688	17.951	16.978	16.170
No. of Units	—	—	—	—	—	65,680	75,745	54,808	22,622	7,860
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	19.652	17.927	16.964	16.164	12.500
Value at End of Year	—	—	—	—	—	20.061	19.652	17.927	16.964	16.164
No. of Units	—	—	—	—	—	44,201	48,286	41,258	5,719	9,518
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	19.544	17.856	16.922	16.148	12.500
Value at End of Year	—	—	—	—	—	19.921	19.544	17.856	16.922	16.148
No. of Units	—	—	—	—	—	12,147	14,709	8,284	6,021	824

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	19.509	17.832	16.908	16.143	12.500
Value at End of Year	—	—	—	—	—	19.875	19.509	17.832	16.908	16.143
No. of Units	—	—	—	—	—	11,658	16,930	20,835	2,946	468
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	19.402	17.761	16.866	16.127	12.500
Value at End of Year	—	—	—	—	—	19.736	19.402	17.761	16.866	16.127
No. of Units	—	—	—	—	—	—	—	—	—	—
Emerging Small Company Trust (merged into Smaller Company Growth Trust eff 11-16-2009)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	18.571	17.458	17.314	16.978	15.245	11.080
Value at End of Year	—	—	—	—	10.371	18.571	17.458	17.314	16.978	15.245
No. of Units	—	—	—	—	612,110	797,911	1,015,741	1,320,350	62,845	2,121,607
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	10.585	9.955	9.878	16.964	8.706	6.331
Value at End of Year	—	—	—	—	5.908	10.585	9.955	9.878	16.964	8.706
No. of Units	—	—	—	—	350,266	414,972	474,782	669,119	11,554	899,477
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	9.642	9.082	9.025	16.922	7.978	5.811
Value at End of Year	—	—	—	—	5.374	9.642	9.082	9.025	16.922	7.978
No. of Units	—	—	—	—	156,800	195,313	235,597	374,610	5,761	579,032
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	10.439	9.838	9.781	16.908	8.655	6.307
Value at End of Year	—	—	—	—	5.815	10.439	9.838	9.781	16.908	8.655
No. of Units	—	—	—	—	194,368	199,558	221,667	287,639	2,315	432,182
Emerging Small Company Trust (merged into Smaller Company Growth Trust eff 11-16-2009)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	15.853	14.932	14.841	14.374	13.115	9.550
Value at End of Year	—	—	—	—	8.835	15.853	14.932	14.841	14.374	13.115
No. of Units	—	—	—	—	169,386	183,275	239,789	294,119	352,263	323,405
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	15.809	14.897	14.814	14.355	13.104	9.547
Value at End of Year	—	—	—	—	8.806	15.809	14.897	14.814	14.355	13.104
No. of Units	—	—	—	—	199,650	242,620	347,952	524,085	564,379	659,419
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	15.676	14.794	14.733	14.298	13.072	9.537
Value at End of Year	—	—	—	—	8.718	15.676	14.794	14.733	14.298	13.072
No. of Units	—	—	—	—	45,060	72,056	157,785	160,513	143,737	47,965
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	15.632	14.760	14.706	14.279	13.062	9.534
Value at End of Year	—	—	—	—	8.689	15.632	14.760	14.706	14.279	13.062
No. of Units	—	—	—	—	33,337	41,256	59,005	80,103	85,393	96,750
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	19.226	18.181	18.142	17.642	16.162	12.500
Value at End of Year	—	—	—	—	10.671	19.226	18.181	18.142	17.642	16.162
No. of Units	—	—	—	—	5,582	4,341	1,005	5,958	2,652	4,706
Equity-Income Trust—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	20.252	20.735	18.293	14.778	23.439	23.037	19.656	19.209	16.993	13.744
Value at End of Year	23.401	20.252	20.735	18.293	14.778	23.439	23.037	19.656	19.209	16.993
No. of Units	1,207,050	1,379,271	1,698,246	2,119,334	2,720,219	3,796,257	4,751,690	5,496,685	6,153,154	668,978
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	15.591	15.971	14.097	11.394	18.081	17.779	15.178	14.840	13.135	10.628
Value at End of Year	18.006	15.591	15.971	14.097	11.394	18.081	17.779	15.178	14.840	13.135
No. of Units	569,518	734,331	844,017	934,914	1,087,206	1,349,172	1,596,802	1,847,564	2,037,117	2,097,074
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	17.510	17.964	15.880	12.854	20.429	20.118	17.200	16.843	14.930	12.099
Value at End of Year	20.192	17.510	17.964	15.880	12.854	20.429	20.118	17.200	16.843	14.930
No. of Units	150,103	186,845	206,658	258,452	303,845	437,070	623,374	820,592	891,159	916,643

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	15.254	15.657	13.848	11.215	17.832	17.570	15.029	14.724	13.058	10.587
Value at End of Year	17.581	15.254	15.657	13.848	11.215	17.832	17.570	15.029	14.724	13.058
No. of Units	322,808	378,323	416,356	544,647	589,523	681,556	778,853	843,398	918,043	1,105,534
Equity-Income Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	15.088	15.480	13.682	11.068	17.609	17.337	14.826	14.517	12.865	10.419
Value at End of Year	17.407	15.088	15.480	13.682	11.068	17.609	17.337	14.826	14.517	12.865
No. of Units	945,862	1,139,052	1,128,333	1,208,383	1,301,837	1,462,922	1,560,317	1,745,873	1,642,979	1,114,993
No. of Units	13,704	15,892	16,192	14,944	8,884	112	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.015	15.413	13.629	11.031	17.559	17.297	14.799	14.498	12.854	10.416
Value at End of Year	17.314	15.015	15.413	13.629	11.031	17.559	17.297	14.799	14.498	12.854
No. of Units	599,513	846,522	809,926	868,384	947,866	1,121,037	1,398,893	1,519,572	1,592,298	1,601,764
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	14.800	15.215	13.474	10.922	17.411	17.177	14.718	14.440	12.823	10.406
Value at End of Year	17.040	14.800	15.215	13.474	10.922	17.411	17.177	14.718	14.440	12.823
No. of Units	230,257	306,759	322,056	351,158	389,332	424,106	421,534	431,365	266,760	80,834
No. of Units	9,694	9,875	7,495	7,574	7,272	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	14.729	15.149	13.423	10.886	17.362	17.138	14.692	14.421	12.812	10.402
Value at End of Year	16.950	14.729	15.149	13.423	10.886	17.362	17.138	14.692	14.421	12.812
No. of Units	190,148	209,601	185,587	208,452	221,324	252,289	276,073	313,751	334,690	370,557
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	17.025	17.538	15.562	12.640	20.191	19.960	17.136	16.846	14.989	12.500
Value at End of Year	19.563	17.025	17.538	15.562	12.640	20.191	19.960	17.136	16.846	14.989
No. of Units	19,429	19,654	11,530	13,708	19,190	12,478	13,221	13,824	19,120	7,873
Financial Services Trust—Series I Shares (units first credited 04-30-2001)
Contracts with no Optional Benefits
Value at Start of Year	11.951	13.413	12.135	8.716	15.995	17.435	14.382	13.305	12.243	9.308
Value at End of Year	13.890	11.951	13.413	12.135	8.716	15.995	17.435	14.382	13.305	12.243
No. of Units	70,884	95,682	129,808	176,134	169,804	247,547	371,403	432,972	436,311	527,572
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	11.887	13.348	12.083	8.683	15.942	17.386	14.348	13.281	12.226	9.300
Value at End of Year	13.809	11.887	13.348	12.083	8.683	15.942	17.386	14.348	13.281	12.226
No. of Units	122,085	173,135	211,158	243,356	253,683	294,654	356,861	421,104	490,344	563,860
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	11.699	13.156	11.927	8.583	15.783	17.239	14.248	13.208	12.177	9.277
Value at End of Year	13.569	11.699	13.156	11.927	8.583	15.783	17.239	14.248	13.208	12.177
No. of Units	14,290	15,407	17,874	24,191	28,036	33,725	41,416	40,775	54,269	58,181
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.636	13.092	11.875	8.550	15.730	17.190	14.215	13.183	12.161	9.269
Value at End of Year	13.490	11.636	13.092	11.875	8.550	15.730	17.190	14.215	13.183	12.161
No. of Units	51,641	60,699	80,725	93,886	105,734	110,356	154,580	157,218	177,248	188,866
Financial Services Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	12.912	14.516	13.163	9.483	17.434	19.026	15.739	14.580	13.452	10.241
Value at End of Year	14.977	12.912	14.516	13.163	9.483	17.434	19.026	15.739	14.580	13.452
No. of Units	135,704	156,408	197,193	212,084	243,623	206,243	223,983	208,038	206,195	190,654
No. of Units	5,988	6,848	5,619	6,249	3,513	170	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.850	14.453	13.113	9.451	17.385	18.982	15.710	14.561	13.441	10.238
Value at End of Year	14.898	12.850	14.453	13.113	9.451	17.385	18.982	15.710	14.561	13.441
No. of Units	87,623	130,069	154,756	179,610	182,458	190,304	231,927	229,635	257,297	268,552
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.665	14.267	12.963	9.357	17.238	18.850	15.625	14.503	13.408	10.228
Value at End of Year	14.662	12.665	14.267	12.963	9.357	17.238	18.850	15.625	14.503	13.408
No. of Units	23,994	30,706	31,570	47,875	50,652	34,266	39,487	30,059	26,277	15,535
No. of Units	140	143	113	67	70	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.604	14.206	12.914	9.326	17.190	18.807	15.596	14.484	13.397	10.225
Value at End of Year	14.584	12.604	14.206	12.914	9.326	17.190	18.807	15.596	14.484	13.397
No. of Units	33,583	39,627	46,389	50,197	48,043	52,600	62,292	67,996	72,725	88,358
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	14.544	16.417	14.946	10.810	19.955	21.865	18.159	16.890	15.645	12.500
Value at End of Year	16.803	14.544	16.417	14.946	10.810	19.955	21.865	18.159	16.890	15.645
No. of Units	1,313	2,257	3,509	4,427	4,350	3,783	3,786	3,924	570	53
Franklin Templeton Founding Allocation Trust—Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	10.330	10.673	9.815	7.602	11.981	12.500	—	—	—	—
Value at End of Year	11.800	10.330	10.673	9.815	7.602	11.981	—	—	—	—
No. of Units	5,704,836	6,429,765	7,373,048	8,427,385	9,331,886	6,275,038	—	—	—	—
No. of Units	145,223	215,735	224,763	231,660	294,256	4,916	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	10.306	10.653	9.802	7.596	11.977	12.500	—	—	—	—
Value at End of Year	11.767	10.306	10.653	9.802	7.596	11.977	—	—	—	—
No. of Units	66,487	101,885	154,979	222,917	275,913	622,612	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	10.234	10.595	9.763	7.577	11.965	12.500	—	—	—	—
Value at End of Year	11.667	10.234	10.595	9.763	7.577	11.965	—	—	—	—
No. of Units	4,499,501	4,815,014	5,442,116	5,837,948	6,250,821	3,819,586	—	—	—	—
No. of Units	182,229	206,141	211,375	242,763	251,505	31,219	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	10.210	10.575	9.750	7.570	11.961	12.500	—	—	—	—
Value at End of Year	11.634	10.210	10.575	9.750	7.570	11.961	—	—	—	—
No. of Units	23,595	23,888	63,958	94,361	181,424	184,451	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	9.711	7.552	11.949	12.500	—	—	—	—
Value at End of Year	—	—	10.517	9.711	7.552	11.949	—	—	—	—
No. of Units	—	—	14,467	18,354	18,440	3,883	—	—	—	—
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	17.018	17.688	15.068	11.954	21.391	20.978	18.541	17.377	15.390	12.500
Value at End of Year	20.660	17.018	17.688	15.068	11.954	21.391	20.978	18.541	17.377	15.390
No. of Units	6,962	4,562	5,555	7,023	22,880	37,485	13,255	11,254	5,326	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.944	17.620	15.018	11.920	21.341	20.940	18.516	17.362	15.385	12.500
Value at End of Year	20.561	16.944	17.620	15.018	11.920	21.341	20.940	18.516	17.362	15.385
No. of Units	10,132	6,162	12,766	4,416	4,990	6,113	11,186	9,981	1,208	442
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.726	17.419	14.869	11.819	21.193	20.826	18.443	17.319	15.370	12.500
Value at End of Year	20.265	16.726	17.419	14.869	11.819	21.193	20.826	18.443	17.319	15.370
No. of Units	5,353	4,871	5,120	5,544	7,274	8,825	9,732	8,940	2,585	312
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.653	17.352	14.819	11.786	21.143	20.788	18.418	17.305	15.365	12.500
Value at End of Year	20.167	16.653	17.352	14.819	11.786	21.143	20.788	18.418	17.305	15.365
No. of Units	4,080	1,781	2,564	2,573	3,239	8,243	7,067	4,632	3,683	3,699
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	15.350	12.500
Value at End of Year	—	—	—	—	—	—	—	—	17.262	15.350
No. of Units	—	—	—	—	—	—	—	—	—	—
Fundamental Holdings Trust (formerly American Fundamental Holdings Trust)—Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	11.240	11.555	10.650	8.538	12.562	12.500	—	—	—	—
Value at End of Year	12.447	11.240	11.555	10.650	8.538	12.562	—	—	—	—
No. of Units	4,557,239	4,877,371	5,626,451	6,027,058	5,155,882	300,457	—	—	—	—
No. of Units	151,097	183,685	188,466	203,706	194,041	2,907	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	11.217	11.537	10.639	8.533	12.561	12.500	—	—	—	—
Value at End of Year	12.415	11.217	11.537	10.639	8.533	12.561	—	—	—	—
No. of Units	21,582	37,904	47,620	75,144	64,228	131	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	11.148	11.483	10.605	8.519	12.559	12.500	—	—	—	—
Value at End of Year	12.319	11.148	11.483	10.605	8.519	12.559	—	—	—	—
No. of Units	3,045,726	3,200,570	3,467,309	3,692,091	3,144,685	209,720	—	—	—	—
No. of Units	334,562	349,611	355,428	357,371	321,333	841	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	11.125	11.465	10.593	8.514	12.558	12.500	—	—	—	—
Value at End of Year	12.288	11.125	11.465	10.593	8.514	12.558	—	—	—	—
No. of Units	22,261	22,415	28,863	28,862	20,726	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	12.500	—	—	—	—
Value at End of Year	—	—	—	—	—	12.556	—	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)—Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	13.615	13.605	12.216	9.965	17.261	18.531	15.547	14.510	12.500	—
Value at End of Year	16.652	13.615	13.605	12.216	9.965	17.261	18.531	15.547	14.510	—
No. of Units	17,501	9,193	11,780	13,481	14,478	20,518	19,993	19,321	3,086	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	13.562	13.560	12.181	9.942	17.229	18.507	15.534	14.505	12.500	—
Value at End of Year	16.580	13.562	13.560	12.181	9.942	17.229	18.507	15.534	14.505	—
No. of Units	15,953	15,861	9,162	8,592	9,580	13,822	10,585	8,467	3,670	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	9.872	—	—	—	17.135	18.433	15.496	14.491	12.500	—
Value at End of Year	16.365	—	—	—	9.872	17.135	18.433	15.496	14.491	—
No. of Units	2,726	—	—	—	29	26	2,497	1,690	391	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	13.356	13.380	12.044	9.849	17.103	18.409	15.483	14.486	12.500	—
Value at End of Year	16.295	13.356	13.380	12.044	9.849	17.103	18.409	15.483	14.486	—
No. of Units	12,460	3,744	1,109	1,117	7,174	13,748	7,302	3,997	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	18.336	15.444	14.472	12.500	—
Value at End of Year	—	—	—	—	—	17.010	18.336	15.444	14.472	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Fundamental Value Trust—Series I Shares (units first credited 04-30-2001)
Contracts with no Optional Benefits
Value at Start of Year	13.232	13.967	12.542	9.666	16.683	16.287	14.444	13.478	12.244	9.578
Value at End of Year	15.231	13.232	13.967	12.542	9.666	16.683	16.287	14.444	13.478	12.244
No. of Units	2,019,923	2,480,615	3,280,781	4,070,189	5,156,098	1,434,203	1,709,533	1,838,088	2,161,231	1,854,419
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	13.572	14.332	12.876	9.929	16.628	16.241	14.411	13.453	12.228	9.570
Value at End of Year	15.142	13.572	14.332	12.876	9.929	16.628	16.241	14.411	13.453	12.228
No. of Units	817,698	1,049,337	1,388,736	1,574,918	1,832,806	1,228,824	1,433,852	1,588,809	1,592,277	1,572,816
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	13.356	14.125	12.710	9.815	16.462	16.104	14.310	13.379	12.179	9.546
Value at End of Year	14.879	13.356	14.125	12.710	9.815	16.462	16.104	14.310	13.379	12.179
No. of Units	232,124	293,235	378,266	465,378	553,321	179,418	202,678	224,126	253,940	218,293
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	13.285	14.057	12.655	9.777	16.407	16.058	14.277	13.354	12.162	9.538
Value at End of Year	14.792	13.285	14.057	12.655	9.777	16.407	16.058	14.277	13.354	12.162
No. of Units	394,973	513,181	671,010	775,882	841,834	480,125	585,927	720,775	792,412	838,041

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Fundamental Value Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	14.770	15.624	14.057	8.937	18.202	17.799	15.823	14.783	13.473	10.560
Value at End of Year	16.459	14.770	15.624	14.057	8.937	18.202	17.799	15.823	14.783	13.473
No. of Units	1,191,399	1,516,038	1,753,845	1,908,770	2,012,187	1,720,337	1,613,638	1,236,685	999,806	788,137
No. of Units	12,774	14,360	13,572	14,628	7,202	434	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	14.699	15.556	14.003	10.813	18.151	17.757	15.794	14.764	13.462	10.557
Value at End of Year	16.371	14.699	15.556	14.003	10.813	18.151	17.757	15.794	14.764	13.462
No. of Units	464,309	643,714	809,006	886,867	970,986	823,301	1,066,856	1,168,628	1,284,797	1,226,585
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	14.488	15.356	13.844	10.706	17.998	17.635	15.708	14.705	13.429	10.547
Value at End of Year	16.112	14.488	15.356	13.844	10.706	17.998	17.635	15.708	14.705	13.429
No. of Units	534,438	579,422	661,088	726,137	716,469	710,864	660,220	433,555	197,850	31,408
No. of Units	1,602	1,570	1,505	1,290	1,156	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	14.419	15.290	13.791	10.671	17.947	17.594	15.680	14.686	13.418	10.543
Value at End of Year	16.026	14.419	15.290	13.791	10.671	17.947	17.594	15.680	14.686	13.418
No. of Units	116,575	131,496	161,289	189,489	203,001	136,606	141,591	162,093	168,866	175,404
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	16.338	17.350	15.673	12.145	20.458	20.085	17.927	16.816	15.387	12.500
Value at End of Year	18.132	16.338	17.350	15.673	12.145	20.458	20.085	17.927	16.816	15.387
No. of Units	46,533	48,805	49,452	51,537	54,561	55,666	55,046	44,291	7,849	3,234
Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009)—Series I Shares (units first credited 05-01-2000)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	12.909	12.472	11.159	10.671	9.614	7.723
Value at End of Year	—	—	—	—	8.351	12.909	12.472	11.159	10.671	9.614
No. of Units	—	—	—	—	674,826	910,197	1,035,450	1,059,898	1,096,311	1,067,150
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	13.029	12.594	11.274	10.787	9.723	7.815
Value at End of Year	—	—	—	—	8.425	13.029	12.594	11.274	10.787	9.723
No. of Units	—	—	—	—	393,174	557,507	627,368	642,818	673,760	609,549
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	12.953	12.539	11.242	10.772	9.724	7.827
Value at End of Year	—	—	—	—	8.363	12.953	12.539	11.242	10.772	9.724
No. of Units	—	—	—	—	175,321	223,256	302,839	305,807	264,766	300,572
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	12.850	12.446	11.164	10.702	9.666	7.785
Value at End of Year	—	—	—	—	8.292	12.850	12.446	11.164	10.702	9.666
No. of Units	—	—	—	—	228,134	278,062	263,032	347,073	399,855	500,405
Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	16.821	16.292	14.606	14.002	12.639	10.150
Value at End of Year	—	—	—	—	10.865	16.821	16.292	14.606	14.002	12.639
No. of Units	—	—	—	—	1,066,875	1,205,586	1,124,811	798,432	434,763	117,087
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	16.774	16.254	14.579	13.984	12.628	10.146
Value at End of Year	—	—	—	—	10.829	16.774	16.254	14.579	13.984	12.628
No. of Units	—	—	—	—	234,640	282,561	336,239	339,307	327,459	292,175
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	16.632	16.141	14.500	13.929	12.597	10.137
Value at End of Year	—	—	—	—	10.722	16.632	16.141	14.500	13.929	12.597
No. of Units	—	—	—	—	992,565	1,024,207	786,453	535,067	234,440	9,046
No. of Units	—	—	—	—	41,236	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	16.585	16.104	14.474	13.910	12.587	10.133
Value at End of Year	—	—	—	—	10.686	16.585	16.104	14.474	13.910	12.587
No. of Units	—	—	—	—	29,880	39,673	44,508	40,460	43,632	40,196

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	19.437	18.901	17.013	16.375	14.840	12.500
Value at End of Year	—	—	—	—	12.504	19.437	18.901	17.013	16.375	14.840
No. of Units	—	—	—	—	35,742	53,580	50,892	39,685	5,774	—
Global Bond Trust—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	23.209	21.608	19.896	17.511	18.620	17.250	16.642	18.085	16.661	14.664
Value at End of Year	24.457	23.209	21.608	19.896	17.511	18.620	17.250	16.642	18.085	16.661
No. of Units	358,489	426,484	612,477	684,952	907,052	963,116	944,192	1,027,278	1,111,403	1,189,650
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	23.227	21.635	19.931	17.551	18.671	17.307	16.705	18.162	16.740	14.741
Value at End of Year	24.463	23.227	21.635	19.931	17.551	18.671	17.307	16.705	18.162	16.740
No. of Units	123,176	139,965	182,593	256,746	279,794	230,100	266,601	278,322	319,201	368,936
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	23.330	21.764	20.079	17.708	18.867	17.514	16.931	18.435	17.018	15.007
Value at End of Year	24.534	23.330	21.764	20.079	17.708	18.867	17.514	16.931	18.435	17.018
No. of Units	34,062	39,805	48,570	79,576	82,309	96,877	115,705	114,977	123,444	189,298
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	22.725	21.210	19.578	17.275	18.414	17.103	16.541	18.020	16.643	14.684
Value at End of Year	23.886	22.725	21.210	19.578	17.275	18.414	17.103	16.541	18.020	16.643
No. of Units	81,286	83,581	105,514	146,846	139,277	100,998	93,439	110,907	117,826	191,875
Global Bond Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	22.264	20.773	19.158	16.898	18.002	16.721	16.163	17.584	16.226	14.309
Value at End of Year	23.412	22.264	20.773	19.158	16.898	18.002	16.721	16.163	17.584	16.226
No. of Units	574,461	663,828	747,325	773,796	832,101	1,026,560	951,122	689,169	505,945	331,386
No. of Units	8,394	9,023	9,927	10,039	8,074	281	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	22.157	20.683	19.085	16.842	17.951	16.683	16.133	17.561	16.213	14.304
Value at End of Year	23.288	22.157	20.683	19.085	16.842	17.951	16.683	16.133	17.561	16.213
No. of Units	183,979	242,897	306,291	318,231	311,829	330,850	311,581	335,929	333,567	381,932
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	21.839	20.417	18.867	16.676	17.800	16.567	16.046	17.492	16.173	14.291
Value at End of Year	22.919	21.839	20.417	18.867	16.676	17.800	16.567	16.046	17.492	16.173
No. of Units	324,187	320,479	356,319	385,134	393,918	529,883	505,289	348,357	163,463	58,633
No. of Units	4,037	4,935	7,216	7,387	7,376	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	21.734	20.329	18.795	16.620	17.750	16.529	16.016	17.469	16.160	14.286
Value at End of Year	22.798	21.734	20.329	18.795	16.620	17.750	16.529	16.016	17.469	16.160
No. of Units	50,715	49,923	56,498	52,880	61,451	58,628	57,140	59,191	76,131	81,996
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	17.834	16.706	15.469	13.700	14.653	13.665	13.262	14.486	13.420	12.500
Value at End of Year	18.679	17.834	16.706	15.469	13.700	14.653	13.665	13.262	14.486	13.420
No. of Units	46,598	51,582	50,387	49,070	53,161	70,879	62,639	59,324	22,399	1,905
Global Diversification Trust (formerly American Global Diversification Trust)—Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	10.998	11.951	10.809	8.054	12.558	12.500	—	—	—	—
Value at End of Year	12.512	10.998	11.951	10.809	8.054	12.558	—	—	—	—
No. of Units	5,049,272	5,499,238	6,121,099	6,371,423	5,973,665	677,920	—	—	—	—
No. of Units	357,504	374,775	384,374	421,176	446,464	4,066	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	10.975	11.933	10.797	8.050	12.557	12.500	—	—	—	—
Value at End of Year	12.480	10.975	11.933	10.797	8.050	12.557	—	—	—	—
No. of Units	21,400	52,583	113,054	110,306	93,111	14,958	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	10.907	11.877	10.762	8.036	12.554	12.500	—	—	—	—
Value at End of Year	12.384	10.907	11.877	10.762	8.036	12.554	—	—	—	—
No. of Units	2,715,467	2,973,034	3,255,323	3,464,527	3,141,892	348,101	—	—	—	—
No. of Units	214,191	231,213	243,233	260,696	237,587	3,712	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	10.885	11.858	10.751	8.032	12.554	12.500	—	—	—	—
Value at End of Year	12.353	10.885	11.858	10.751	8.032	12.554	—	—	—	—
No. of Units	6,846	6,902	9,113	31,862	49,868	194,707	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	10.818	11.802	10.717	8.018	12.551	12.500	—	—	—	—
Value at End of Year	12.258	10.818	11.802	10.717	8.018	12.551	—	—	—	—
No. of Units	90	91	91	92	93	—	—	—	—	—
Global Trust (formerly Global Equity Trust)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	14.293	15.442	14.553	11.251	18.904	18.948	15.993	14.669	12.983	10.345
Value at End of Year	17.132	14.293	15.442	14.553	11.251	18.904	18.948	15.993	14.669	12.983
No. of Units	249,437	295,909	387,588	506,467	625,729	887,640	1,105,450	1,337,971	1,510,240	1,687,116
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	11.521	12.454	11.743	9.083	15.269	15.312	12.931	11.866	10.508	8.377
Value at End of Year	13.803	11.521	12.454	11.743	9.083	15.269	15.312	12.931	11.866	10.508
No. of Units	71,703	92,951	133,247	165,464	176,880	233,312	271,507	312,489	336,937	351,922
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.053	13.048	12.322	9.545	16.069	16.139	13.649	12.544	11.125	8.882
Value at End of Year	14.418	12.053	13.048	12.322	9.545	16.069	16.139	13.649	12.544	11.125
No. of Units	42,454	39,521	50,770	56,288	79,683	107,160	123,331	140,032	147,681	175,525
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.272	12.209	11.535	8.941	15.059	15.132	12.804	11.774	10.447	8.345
Value at End of Year	13.478	11.272	12.209	11.535	8.941	15.059	15.132	12.804	11.774	10.447
No. of Units	87,289	105,314	130,112	146,233	162,378	186,961	210,413	268,863	274,068	293,462
Global Trust (formerly Global Equity Trust)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	14.017	15.180	14.335	11.105	18.687	18.775	15.877	14.592	12.940	10.329
Value at End of Year	16.769	14.017	15.180	14.335	11.105	18.687	18.775	15.877	14.592	12.940
No. of Units	90,580	96,735	86,970	129,042	152,478	202,806	190,954	228,738	216,560	162,100
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	13.950	15.115	14.280	11.068	18.634	18.731	15.848	14.573	12.929	10.326
Value at End of Year	16.680	13.950	15.115	14.280	11.068	18.634	18.731	15.848	14.573	12.929
No. of Units	76,334	114,181	120,662	133,874	137,137	162,087	177,861	184,253	199,246	189,132
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	13.750	14.920	14.117	10.958	18.477	18.602	15.762	14.515	12.897	10.316
Value at End of Year	16.415	13.750	14.920	14.117	10.958	18.477	18.602	15.762	14.515	12.897
No. of Units	31,397	33,222	27,851	31,228	31,526	67,184	63,733	64,911	40,042	7,864
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	13.684	14.856	14.063	10.922	18.425	18.558	15.733	14.496	12.887	10.313
Value at End of Year	16.328	13.684	14.856	14.063	10.922	18.425	18.558	15.733	14.496	12.887
No. of Units	15,125	15,757	26,739	35,263	38,059	48,401	55,718	65,496	59,467	63,978
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	15.816	17.196	16.303	12.680	21.424	21.612	18.349	16.931	15.074	12.500
Value at End of Year	18.844	15.816	17.196	16.303	12.680	21.424	21.612	18.349	16.931	15.074
No. of Units	58	5,884	59	584	608	577	585	307	2,292	2,375
Great Companies-America Trust (replaced by U.S. Global Leaders Growth Trust eff 04-29-2005)—Series II Shares (units first credited 08-04-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.921	12.500
Value at End of Year	—	—	—	—	—	—	—	—	13.954	13.921
No. of Units	—	—	—	—	—	—	—	—	500	6,310
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	13.907	12.000
Value at End of Year	—	—	—	—	—	—	—	—	13.904	13.907
No. of Units	—	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	13.898	12.500
Value at End of Year	—	—	—	—	—	—	—	—	13.875	13.898
No. of Units	—	—	—	—	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Health Sciences Trust—Series I Shares (units first credited 04-30-2001)
Contracts with no Optional Benefits
Value at Start of Year	22.268	20.453	17.954	13.834	20.044	17.301	16.213	14.617	12.875	9.599
Value at End of Year	28.928	22.268	20.453	17.954	13.834	20.044	17.301	16.213	14.617	12.875
No. of Units	169,954	183,875	237,969	324,517	414,573	572,029	644,333	850,616	892,430	968,366
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	22.149	20.355	17.876	13.781	19.977	17.252	16.175	14.591	12.858	9.591
Value at End of Year	28.760	22.149	20.355	17.876	13.781	19.977	17.252	16.175	14.591	12.858
No. of Units	151,675	218,110	288,159	332,177	355,961	437,964	504,992	555,093	654,738	678,955
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	21.797	20.061	17.645	13.623	19.778	17.106	16.062	14.510	12.807	9.567
Value at End of Year	28.260	21.797	20.061	17.645	13.623	19.778	17.106	16.062	14.510	12.807
No. of Units	15,308	13,518	27,553	27,114	34,117	50,617	70,186	83,832	88,318	84,739
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	21.681	19.964	17.568	13.570	19.712	17.057	16.025	14.484	12.789	9.559
Value at End of Year	28.096	21.681	19.964	17.568	13.570	19.712	17.057	16.025	14.484	12.789
No. of Units	101,646	116,417	139,695	151,857	168,443	206,708	248,881	268,992	284,385	308,717
Health Sciences Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	24.206	22.269	19.587	15.122	21.959	18.991	17.831	16.107	14.220	10.626
Value at End of Year	31.376	24.206	22.269	19.587	15.122	21.959	18.991	17.831	16.107	14.220
No. of Units	188,610	196,082	215,659	242,643	303,171	372,757	386,178	357,276	331,788	300,443
No. of Units	1,100	1,260	1,444	1,699	1,811	90	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	24.090	22.173	19.513	15.072	21.898	18.947	17.798	16.086	14.208	10.623
Value at End of Year	31.209	24.090	22.173	19.513	15.072	21.898	18.947	17.798	16.086	14.208
No. of Units	131,617	192,701	228,059	247,662	265,143	307,875	371,411	424,736	464,666	478,349
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	23.744	21.888	19.290	14.922	21.713	18.816	17.702	16.022	14.174	10.612
Value at End of Year	30.715	23.744	21.888	19.290	14.922	21.713	18.816	17.702	16.022	14.174
No. of Units	32,146	40,354	46,891	46,260	85,159	67,120	73,278	74,870	56,393	33,516
No. of Units	44	51	48	1,589	1,017	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	23.630	21.793	19.217	14.873	21.652	18.773	17.670	16.001	14.162	10.609
Value at End of Year	30.552	23.630	21.793	19.217	14.873	21.652	18.773	17.670	16.001	14.162
No. of Units	46,806	55,895	50,991	53,923	62,085	69,815	87,527	107,200	106,437	108,831
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	24.733	22.845	20.174	15.637	22.800	19.797	18.662	16.925	15.002	12.500
Value at End of Year	31.931	24.733	22.845	20.174	15.637	22.800	19.797	18.662	16.925	15.002
No. of Units	1,485	1,305	1,773	1,819	10,826	2,786	3,079	3,639	3,114	339
High Income Trust (merged into High Yield Trust eff 05-02-2011)—Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	11.479	6.401	11.525	12.500	—	—	—	—
Value at End of Year	—	—	12.577	11.479	6.401	11.525	—	—	—	—
No. of Units	—	—	97,259	146,263	19,834	49,850	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	11.464	6.396	11.521	12.500	—	—	—	—
Value at End of Year	—	—	12.554	11.464	6.396	11.521	—	—	—	—
No. of Units	—	—	72,007	128,429	18,225	15,342	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	11.418	6.380	11.509	12.500	—	—	—	—
Value at End of Year	—	—	12.485	11.418	6.380	11.509	—	—	—	—
No. of Units	—	—	21,895	29,717	957	400	—	—	—	—
No. of Units	—	—	1,329	1,788	2,069	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	11.403	6.375	11.505	12.500	—	—	—	—
Value at End of Year	—	—	12.462	11.403	6.375	11.505	—	—	—	—
No. of Units	—	—	28,209	18,923	955	1,340	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	11.357	11.927	—	12.500	—	—	—	—
Value at End of Year	—	—	12.394	11.357	—	11.927	—	—	—	—
No. of Units	—	—	5,181	5,634	—	—	—	—	—	—
High Yield Trust—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	18.512	18.633	16.631	10.932	15.754	15.743	14.487	14.188	12.975	10.589
Value at End of Year	21.687	18.512	18.633	16.631	10.932	15.754	15.743	14.487	14.188	12.975
No. of Units	463,162	568,708	664,269	831,418	930,621	1,096,515	1,594,372	1,932,687	2,934,645	3,569,054
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	17.418	17.541	15.665	10.301	14.853	14.851	13.672	13.397	12.257	10.008
Value at End of Year	20.396	17.418	17.541	15.665	10.301	14.853	14.851	13.672	13.397	12.257
No. of Units	155,909	205,072	280,482	357,717	367,442	429,629	450,056	509,121	636,987	773,893
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	16.810	16.954	15.163	9.987	14.421	14.440	13.314	13.066	11.973	9.790
Value at End of Year	19.655	16.810	16.954	15.163	9.987	14.421	14.440	13.314	13.066	11.973
No. of Units	34,455	72,030	74,376	81,094	76,944	111,336	162,853	190,991	270,881	342,878
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	17.042	17.196	15.388	10.139	14.649	14.676	13.538	13.292	12.186	9.970
Value at End of Year	19.915	17.042	17.196	15.388	10.139	14.649	14.676	13.538	13.292	12.186
No. of Units	75,822	93,237	93,803	108,676	113,804	139,428	177,466	228,180	314,899	602,930
High Yield Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	20.130	12.577	18.166	11.952	17.269	17.304	15.942	15.634	14.325	11.714
Value at End of Year	23.559	20.130	12.577	18.166	11.952	17.269	17.304	15.942	15.634	14.325
No. of Units	250,285	288,173	319,274	361,717	362,313	387,546	465,143	527,606	644,525	535,198
No. of Units	1,776	1,872	1,259	990	1,140	116	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	20.033	12.554	18.097	11.913	17.220	17.264	15.913	15.613	14.313	11.710
Value at End of Year	23.434	20.033	12.554	18.097	11.913	17.220	17.264	15.913	15.613	14.313
No. of Units	66,207	123,856	137,931	163,814	168,175	215,677	287,262	378,988	468,337	595,107
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	19.746	12.485	17.891	11.795	17.075	17.144	15.826	15.551	14.278	11.699
Value at End of Year	23.063	19.746	12.485	17.891	11.795	17.075	17.144	15.826	15.551	14.278
No. of Units	96,681	114,292	114,296	95,425	84,721	108,877	111,397	215,221	181,616	173,522
No. of Units	1,693	1,855	1,278	687	37	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	19.651	12.462	17.822	11.756	17.027	17.105	15.797	15.531	14.266	11.695
Value at End of Year	22.941	19.651	12.462	17.822	11.756	17.027	17.105	15.797	15.531	14.266
No. of Units	44,083	58,499	59,979	63,370	65,757	74,724	113,808	138,742	129,647	126,210
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	18.681	12.394	16.994	11.226	16.284	16.383	15.154	14.920	13.726	12.500
Value at End of Year	21.776	18.681	12.394	16.994	11.226	16.284	16.383	15.154	14.920	13.726
No. of Units	13,260	11,847	16,125	17,193	16,485	14,379	17,298	16,660	10,684	3,519
Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	19.084	19.171	17.917	17.294	16.318	13.102
Value at End of Year	—	—	—	—	13.128	19.084	19.171	17.917	17.294	16.318
No. of Units	—	—	—	—	1,163,310	1,633,536	2,002,272	2,460,957	3,163,259	2,666,500
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	14.471	14.544	13.600	13.133	12.398	9.960
Value at End of Year	—	—	—	—	9.950	14.471	14.544	13.600	13.133	12.398
No. of Units	—	—	—	—	436,563	520,540	642,131	748,450	864,139	729,718
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	15.024	15.122	14.162	13.696	12.949	10.418
Value at End of Year	—	—	—	—	10.314	15.024	15.122	14.162	13.696	12.949
No. of Units	—	—	—	—	147,295	201,454	244,676	292,974	440,583	465,470

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	14.272	14.373	13.467	13.031	12.326	9.922
Value at End of Year	—	—	—	—	9.794	14.272	14.373	13.467	13.031	12.326
No. of Units	—	—	—	—	170,973	212,287	316,039	369,581	419,638	368,485
Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	15.636	15.739	14.743	14.262	13.485	10.845
Value at End of Year	—	—	—	—	10.741	15.636	15.739	14.743	14.262	13.485
No. of Units	—	—	—	—	436,666	517,798	519,624	553,526	611,366	449,663
No. of Units	—	—	—	—	2,474	190	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	15.592	15.703	14.716	14.243	13.474	10.841
Value at End of Year	—	—	—	—	10.706	15.592	15.703	14.716	14.243	13.474
No. of Units	—	—	—	—	244,229	307,932	395,777	459,154	555,572	522,347
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	15.461	15.594	14.636	14.187	13.441	10.831
Value at End of Year	—	—	—	—	10.599	15.461	15.594	14.636	14.187	13.441
No. of Units	—	—	—	—	80,295	94,677	104,558	106,569	93,132	51,598
No. of Units	—	—	—	—	61	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	15.417	15.558	14.610	14.168	13.430	10.827
Value at End of Year	—	—	—	—	10.564	15.417	15.558	14.610	14.168	13.430
No. of Units	—	—	—	—	38,480	79,755	97,653	116,769	150,881	90,496
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	16.461	16.636	15.646	15.196	14.426	12.500
Value at End of Year	—	—	—	—	11.263	16.461	16.636	15.646	15.196	14.426
No. of Units	—	—	—	—	4,604	10,119	10,098	10,481	10,022	6,458
International Core Trust (formerly International Stock Trust)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	12.220	13.725	12.721	10.890	18.021	16.428	13.372	11.713	10.291	8.023
Value at End of Year	13.842	12.220	13.725	12.721	10.890	18.021	16.428	13.372	11.713	10.291
No. of Units	315,528	359,952	447,341	548,810	715,102	927,936	1,121,277	1,237,783	1,469,396	1,712,555
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	11.302	12.700	11.777	10.087	16.700	15.232	12.404	10.870	9.556	7.454
Value at End of Year	12.796	11.302	12.700	11.777	10.087	16.700	15.232	12.404	10.870	9.556
No. of Units	87,758	155,424	204,056	213,586	229,666	305,457	368,710	360,323	334,920	356,031
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	9.942	11.189	10.391	8.913	14.779	13.500	11.010	9.663	8.508	6.646
Value at End of Year	11.239	9.942	11.189	10.391	8.913	14.779	13.500	11.010	9.663	8.508
No. of Units	49,550	59,212	68,567	85,541	91,599	107,926	122,090	123,837	154,748	170,278
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	11.058	12.450	11.568	9.928	16.471	15.052	12.282	10.785	9.500	7.425
Value at End of Year	12.494	11.058	12.450	11.568	9.928	16.471	15.052	12.282	10.785	9.500
No. of Units	52,686	64,527	75,300	82,921	102,104	109,616	120,646	168,622	192,069	217,150
International Core Trust (formerly International Stock Trust)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	14.519	16.348	15.179	13.007	21.578	19.721	16.072	14.107	12.420	9.684
Value at End of Year	16.414	14.519	16.348	15.179	13.007	21.578	19.721	16.072	14.107	12.420
No. of Units	85,076	120,139	96,046	115,369	142,752	183,263	182,584	148,278	174,243	145,022
No. of Units	599	599	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	14.449	16.277	15.121	12.964	21.517	19.675	16.042	14.088	12.410	9.681
Value at End of Year	16.327	14.449	16.277	15.121	12.964	21.517	19.675	16.042	14.088	12.410
No. of Units	115,097	150,187	168,538	186,927	195,414	247,930	258,978	241,585	257,371	271,775
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	14.242	16.068	14.949	12.835	21.336	19.539	15.955	14.032	12.380	9.672
Value at End of Year	16.068	14.242	16.068	14.949	12.835	21.336	19.539	15.955	14.032	12.380
No. of Units	9,077	21,629	15,360	15,669	35,157	45,709	40,486	19,364	9,947	5,510

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	14.173	15.998	14.892	12.793	21.276	19.494	15.926	14.014	12.370	9.669
Value at End of Year	15.983	14.173	15.998	14.892	12.793	21.276	19.494	15.926	14.014	12.370
No. of Units	19,973	31,009	32,381	33,802	34,888	44,136	53,201	65,489	47,703	48,549
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	27.864	25.569	20.920	18.436	16.298	12.500
Value at End of Year	—	—	—	—	16.728	27.864	25.569	20.920	18.436	16.298
No. of Units	—	—	—	—	230	2,271	5,989	416	361	379
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012)—Series I Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	10.338	12.243	17.509	12.900	23.627	20.791	16.827	14.654	12.500	—
Value at End of Year	—	10.338	12.243	17.509	12.900	23.627	20.791	16.827	14.654	—
No. of Units	—	202,364	244,842	122,945	163,607	244,925	462,461	277,267	234,512	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	16.079	19.051	17.460	12.870	23.584	20.764	16.813	14.650	12.500	—
Value at End of Year	—	16.079	19.051	17.460	12.870	23.584	20.764	16.813	14.650	—
No. of Units	—	79,236	161,986	70,588	73,430	130,832	200,801	195,397	221,867	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	15.895	18.861	17.312	12.780	23.454	20.681	16.771	14.635	12.500	—
Value at End of Year	—	15.895	18.861	17.312	12.780	23.454	20.681	16.771	14.635	—
No. of Units	—	12,417	22,865	15,309	18,148	36,192	97,058	24,929	22,558	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	15.834	18.798	17.263	12.750	23.411	20.654	16.757	14.630	12.500	—
Value at End of Year	—	15.834	18.798	17.263	12.750	23.411	20.654	16.757	14.630	—
No. of Units	—	44,269	54,191	38,054	39,939	43,938	75,630	62,099	52,287	—
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012)—Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	15.891	18.859	17.300	12.780	23.449	20.682	16.768	14.631	12.500	—
Value at End of Year	—	15.891	18.859	17.300	12.780	23.449	20.682	16.768	14.631	—
No. of Units	—	188,485	212,766	116,490	111,358	158,063	226,436	130,660	110,700	—
No. of Units	—	4,655	4,373	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.830	18.797	17.251	12.750	23.406	20.654	16.754	14.626	12.500	—
Value at End of Year	—	15.830	18.797	17.251	12.750	23.406	20.654	16.754	14.626	—
No. of Units	—	99,856	122,605	48,862	54,779	89,390	110,963	109,677	115,162	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	15.650	18.610	17.105	12.661	23.278	20.572	16.713	14.612	12.500	—
Value at End of Year	—	15.650	18.610	17.105	12.661	23.278	20.572	16.713	14.612	—
No. of Units	—	27,122	42,880	16,585	18,135	24,145	43,751	34,461	21,105	—
No. of Units	—	1,376	1,346	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	15.590	18.548	17.056	12.631	23.236	20.545	16.699	14.607	12.500	—
Value at End of Year	—	15.590	18.548	17.056	12.631	23.236	20.545	16.699	14.607	—
No. of Units	—	21,292	23,711	15,011	17,305	20,659	35,058	41,620	37,437	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	15.411	18.363	16.912	12.543	23.108	20.463	16.657	14.592	12.500	—
Value at End of Year	—	15.411	18.363	16.912	12.543	23.108	20.463	16.657	14.592	—
No. of Units	—	3,786	5,479	2,814	3,181	3,931	4,952	5,069	3,940	—
International Equity Index Trust B—Series I Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.219	—	—	—	—	—	—	—	—	—
No. of Units	239,678	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.218	—	—	—	—	—	—	—	—	—
No. of Units	96,979	—	—	—	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.215	—	—	—	—	—	—	—	—	—
No. of Units	14,747	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.214	—	—	—	—	—	—	—	—	—
No. of Units	65,342	—	—	—	—	—	—	—	—	—
International Equity Index Trust B—Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.215	—	—	—	—	—	—	—	—	—
No. of Units	165,147	—	—	—	—	—	—	—	—	—
No. of Units	6,061	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.214	—	—	—	—	—	—	—	—	—
No. of Units	88,473	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.210	—	—	—	—	—	—	—	—	—
No. of Units	36,363	—	—	—	—	—	—	—	—	—
No. of Units	1,875	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.209	—	—	—	—	—	—	—	—	—
No. of Units	22,304	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	13.206	—	—	—	—	—	—	—	—	—
No. of Units	10,626	—	—	—	—	—	—	—	—	—
International Growth Stock Trust—Series I Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.974	—	—	—	—	—	—	—	—	—
No. of Units	43,557	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.973	—	—	—	—	—	—	—	—	—
No. of Units	45,505	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.970	—	—	—	—	—	—	—	—	—
No. of Units	9,866	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.969	—	—	—	—	—	—	—	—	—
No. of Units	10,606	—	—	—	—	—	—	—	—	—
International Growth Stock Trust—Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.974	—	—	—	—	—	—	—	—	—
No. of Units	112,022	—	—	—	—	—	—	—	—	—
No. of Units	3,322	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.973	—	—	—	—	—	—	—	—	—
No. of Units	71,858	—	—	—	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.970	—	—	—	—	—	—	—	—	—
No. of Units	26,251	—	—	—	—	—	—	—	—	—
No. of Units	390	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.969	—	—	—	—	—	—	—	—	—
No. of Units	4,836	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.966	—	—	—	—	—	—	—	—	—
No. of Units	2,122	—	—	—	—	—	—	—	—	—
International Opportunities Trust (merged into International Growth Stock Trust eff 11-02-2012)—Series II Shares (units first credited 5-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	13.369	16.188	14.499	10.728	22.085	18.729	15.352	12.500	—	—
Value at End of Year	—	13.369	16.188	14.499	10.728	22.085	18.729	15.352	—	—
No. of Units	—	178,864	224,499	292,407	390,032	527,327	370,887	113,101	—	—
No. of Units	—	3,182	2,992	3,297	1,767	92	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	13.324	16.142	14.465	10.708	22.056	18.714	15.347	12.500	—	—
Value at End of Year	—	13.324	16.142	14.465	10.708	22.056	18.714	15.347	—	—
No. of Units	—	131,782	178,016	149,447	155,857	172,702	89,912	22,608	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	13.192	16.006	14.364	10.649	21.968	18.667	15.331	12.500	—	—
Value at End of Year	—	13.192	16.006	14.364	10.649	21.968	18.667	15.331	—	—
No. of Units	—	44,156	57,641	71,004	71,119	87,516	51,402	16,220	—	—
No. of Units	—	346	322	295	297	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	13.148	15.960	14.331	10.630	21.938	18.652	15.326	12.500	—	—
Value at End of Year	—	13.148	15.960	14.331	10.630	21.938	18.652	15.326	—	—
No. of Units	—	19,530	34,522	35,950	44,034	66,127	63,585	39,642	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	13.017	15.825	14.231	10.571	21.851	18.606	15.311	12.500	—	—
Value at End of Year	—	13.017	15.825	14.231	10.571	21.851	18.606	15.311	—	—
No. of Units	—	1,644	2,862	1,941	1,750	6,211	3,370	—	—	—
International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009)—Series I Shares (units first credited 8-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	24.772	22.846	18.165	16.755	14.057	9.214
Value at End of Year	—	—	—	—	11.468	24.772	22.846	18.165	16.755	14.057
No. of Units	—	—	—	—	620,646	850,583	939,745	1,019,832	1,202,122	1,272,217
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	19.106	17.630	14.025	12.942	10.863	7.124
Value at End of Year	—	—	—	—	8.840	19.106	17.630	14.025	12.942	10.863
No. of Units	—	—	—	—	135,800	206,667	169,153	158,856	154,062	140,047
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	14.790	13.668	10.889	10.064	8.460	5.556
Value at End of Year	—	—	—	—	6.833	14.790	13.668	10.889	10.064	8.460
No. of Units	—	—	—	—	99,636	153,247	156,726	169,477	211,777	221,197
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	18.844	17.422	13.887	12.841	10.800	7.097
Value at End of Year	—	—	—	—	8.701	18.844	17.422	13.887	12.841	10.800
No. of Units	—	—	—	—	52,481	87,239	83,347	76,909	90,663	87,045
International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	26.332	24.337	19.377	17.911	15.050	9.879
Value at End of Year	—	—	—	—	12.157	26.332	24.337	19.377	17.911	15.050
No. of Units	—	—	—	—	197,871	231,739	158,412	166,799	170,357	87,054
No. of Units	—	—	—	—	1,676	78	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	26.258	24.281	19.342	17.887	15.038	9.876
Value at End of Year	—	—	—	—	12.117	26.258	24.281	19.342	17.887	15.038
No. of Units	—	—	—	—	98,615	157,654	156,996	131,077	129,202	110,596
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	26.037	24.113	19.237	17.817	15.001	9.866
Value at End of Year	—	—	—	—	11.996	26.037	24.113	19.237	17.817	15.001
No. of Units	—	—	—	—	41,540	59,216	86,241	82,013	56,009	17,077
No. of Units	—	—	—	—	143	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	25.964	24.057	19.202	17.793	14.989	9.863
Value at End of Year	—	—	—	—	11.957	25.964	24.057	19.202	17.793	14.989
No. of Units	—	—	—	—	36,509	48,017	47,279	57,475	57,199	57,493
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	30.970	28.739	22.973	21.319	17.987	12.500
Value at End of Year	—	—	—	—	14.240	30.970	28.739	22.973	21.319	17.987
No. of Units	—	—	—	—	12,264	17,532	14,540	13,574	7,114	629
International Small Company Trust—Series I Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits
Value at Start of Year	12.220	14.815	12.262	—	—	—	—	—	—	—
Value at End of Year	14.340	12.220	14.815	12.262	—	—	—	—	—	—
No. of Units	320,932	383,972	516,184	681,022	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	12.207	14.807	12.261	—	—	—	—	—	—	—
Value at End of Year	14.317	12.207	14.807	12.261	—	—	—	—	—	—
No. of Units	56,486	78,749	130,639	141,718	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.168	14.781	12.259	—	—	—	—	—	—	—
Value at End of Year	14.250	12.168	14.781	12.259	—	—	—	—	—	—
No. of Units	23,313	27,640	45,284	68,026	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.155	14.773	12.258	—	—	—	—	—	—	—
Value at End of Year	14.228	12.155	14.773	12.258	—	—	—	—	—	—
No. of Units	26,761	44,812	48,485	55,323	—	—	—	—	—	—
International Small Company Trust—Series II Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits
Value at Start of Year	12.167	14.785	12.262	—	—	—	—	—	—	—
Value at End of Year	14.255	12.167	14.785	12.262	—	—	—	—	—	—
No. of Units	120,924	159,622	180,266	232,953	—	—	—	—	—	—
No. of Units	1,548	1,940	1,741	2,314	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.154	14.777	12.261	—	—	—	—	—	—	—
Value at End of Year	14.232	12.154	14.777	12.261	—	—	—	—	—	—
No. of Units	70,511	92,170	125,758	154,220	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.115	14.752	12.259	—	—	—	—	—	—	—
Value at End of Year	14.165	12.115	14.752	12.259	—	—	—	—	—	—
No. of Units	34,040	44,250	43,157	48,522	—	—	—	—	—	—
No. of Units	254	259	232	206	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.102	14.743	12.258	—	—	—	—	—	—	—
Value at End of Year	14.143	12.102	14.743	12.258	—	—	—	—	—	—
No. of Units	13,619	17,367	27,387	42,903	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.064	14.718	12.256	—	—	—	—	—	—	—
Value at End of Year	14.077	12.064	14.718	12.256	—	—	—	—	—	—
No. of Units	11,718	12,690	16,663	16,143	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
International Value Trust—Series I Shares (units first credited 05-01-1999)
Contracts with no Optional Benefits
Value at Start of Year	14.933	17.403	16.367	10.761	21.690	17.678	15.763	14.482	12.102	8.485
Value at End of Year	17.551	14.933	17.403	16.367	10.761	21.690	17.678	15.763	14.482	12.102
No. of Units	664,581	801,792	1,037,934	1,338,949	1,811,902	2,475,373	3,279,451	3,779,918	2,358,201	2,344,487
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	15.762	18.378	17.293	12.943	22.940	21.284	16.689	15.340	12.825	8.996
Value at End of Year	18.517	15.762	18.378	17.293	12.943	22.940	21.284	16.689	15.340	12.825
No. of Units	229,764	303,528	402,328	464,713	533,694	710,089	777,418	816,473	586,596	502,295
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	14.652	17.109	16.123	12.085	21.452	19.934	15.653	14.410	12.066	8.476
Value at End of Year	17.186	14.652	17.109	16.123	12.085	21.452	19.934	15.653	14.410	12.066
No. of Units	83,748	108,768	147,500	182,173	239,936	305,351	362,371	492,659	330,995	298,676
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	15.421	18.017	16.987	12.739	22.624	21.034	16.525	15.220	12.750	8.961
Value at End of Year	18.080	15.421	18.017	16.987	12.739	22.624	21.034	16.525	15.220	12.750
No. of Units	118,111	156,567	208,227	264,151	281,590	335,339	397,765	473,292	379,816	349,122
International Value Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	16.923	19.753	18.616	13.944	24.766	23.002	18.071	16.637	13.922	9.783
Value at End of Year	19.840	16.923	19.753	18.616	13.944	24.766	23.002	18.071	16.637	13.922
No. of Units	341,684	445,655	516,760	584,141	653,221	815,489	948,384	916,366	833,752	625,371
No. of Units	2,153	2,654	2,563	2,651	2,252	81	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.842	19.668	18.545	13.898	24.696	22.949	18.038	16.615	13.910	9.780
Value at End of Year	19.734	16.842	19.668	18.545	13.898	24.696	22.949	18.038	16.615	13.910
No. of Units	271,659	383,536	427,417	441,463	461,358	578,125	744,680	792,671	694,947	642,023
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.600	19.415	18.333	13.760	24.488	22.790	17.940	16.549	13.876	9.771
Value at End of Year	19.422	16.600	19.415	18.333	13.760	24.488	22.790	17.940	16.549	13.876
No. of Units	101,474	124,694	137,102	134,376	147,312	185,326	193,480	186,031	90,653	26,197
No. of Units	2,265	2,267	2,250	2,493	3,037	708	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.520	19.331	18.264	13.715	24.419	22.737	17.907	16.528	13.865	9.768
Value at End of Year	19.319	16.520	19.331	18.264	13.715	24.419	22.737	17.907	16.528	13.865
No. of Units	90,436	115,361	115,880	124,476	127,979	160,361	167,710	168,420	132,370	116,135
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	20.361	23.861	22.577	16.979	30.277	28.234	22.270	20.585	17.294	12.500
Value at End of Year	23.774	20.361	23.861	22.577	16.979	30.277	28.234	22.270	20.585	17.294
No. of Units	27,793	30,069	14,712	16,058	16,319	20,408	26,839	23,280	10,941	5,069
Investment Quality Bond Trust—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	23.311	21.906	20.705	18.700	19.316	18.473	18.115	17.990	17.433	16.497
Value at End of Year	24.692	23.311	21.906	20.705	18.700	19.316	18.473	18.115	17.990	17.433
No. of Units	449,344	552,300	615,985	797,313	1,014,324	1,265,562	1,532,455	1,829,113	2,219,766	2,701,949
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	19.933	18.741	17.722	16.014	16.550	15.836	15.536	15.437	14.966	14.170
Value at End of Year	21.103	19.933	18.741	17.722	16.014	16.550	15.836	15.536	15.437	14.966
No. of Units	144,599	187,978	242,054	280,533	308,843	398,695	393,842	536,084	621,562	701,856
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	20.641	19.435	18.406	16.658	17.241	16.521	16.233	16.154	15.685	14.873
Value at End of Year	21.819	20.641	19.435	18.406	16.658	17.241	16.521	16.233	16.154	15.685
No. of Units	71,620	77,618	108,136	143,907	135,632	157,899	191,540	219,086	288,643	383,496
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	19.502	18.372	17.409	15.762	16.323	15.649	15.384	15.316	14.879	14.116
Value at End of Year	20.605	19.502	18.372	17.409	15.762	16.323	15.649	15.384	15.316	14.879
No. of Units	110,342	135,263	147,247	167,575	196,339	164,157	251,017	283,281	332,729	453,180

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Investment Quality Bond Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	18.543	17.460	16.527	14.960	15.476	14.840	14.581	14.515	14.087	13.341
Value at End of Year	19.586	18.543	17.460	16.527	14.960	15.476	14.840	14.581	14.515	14.087
No. of Units	442,322	499,027	578,212	633,173	563,980	699,118	599,015	437,529	319,935	334,870
No. of Units	4,781	4,976	5,420	8,290	7,888	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	18.454	17.385	16.464	14.910	15.432	14.806	14.555	14.495	14.075	13.337
Value at End of Year	19.482	18.454	17.385	16.464	14.910	15.432	14.806	14.555	14.495	14.075
No. of Units	121,695	170,216	213,486	224,131	203,272	249,312	292,236	300,516	344,143	477,424
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	18.189	17.161	16.276	14.762	15.302	14.703	14.476	14.438	14.041	13.324
Value at End of Year	19.174	18.189	17.161	16.276	14.762	15.302	14.703	14.476	14.438	14.041
No. of Units	160,390	162,711	195,178	209,592	213,484	306,290	274,281	159,444	66,125	37,853
No. of Units	3,390	3,525	3,513	3,971	3,972	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	18.101	17.087	16.214	14.713	15.259	14.669	14.449	14.419	14.029	13.320
Value at End of Year	19.072	18.101	17.087	16.214	14.713	15.259	14.669	14.449	14.419	14.029
No. of Units	18,354	16,438	15,836	21,110	22,334	34,122	49,664	60,080	69,891	135,469
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	16.224	15.338	14.576	13.247	13.759	13.247	13.068	13.060	12.726	12.500
Value at End of Year	17.068	16.224	15.338	14.576	13.247	13.759	13.247	13.068	13.060	12.726
No. of Units	11,745	13,850	15,088	16,357	15,744	8,460	8,461	6,653	6,999	3,773
Large Cap Growth Trust (merged into Capital Appreciation Trust eff 04-28-2006)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	12.214	11.683	9.468
Value at End of Year	—	—	—	—	—	—	—	12.056	12.214	11.683
No. of Units	—	—	—	—	—	—	—	3,141,109	4,000,802	4,690,539
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	9.714	9.297	7.538
Value at End of Year	—	—	—	—	—	—	—	9.583	9.714	9.297
No. of Units	—	—	—	—	—	—	—	1,035,819	1,234,766	1,393,576
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	8.595	8.238	6.689
Value at End of Year	—	—	—	—	—	—	—	8.467	8.595	8.238
No. of Units	—	—	—	—	—	—	—	1,022,004	1,126,832	1,228,796
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	9.638	9.242	7.509
Value at End of Year	—	—	—	—	—	—	—	9.489	9.638	9.242
No. of Units	—	—	—	—	—	—	—	571,098	664,101	737,120
Large Cap Growth Trust (merged into Capital Appreciation Trust eff 04-28-2006)—Series II Shares (units first credited 5-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.003	12.459	10.104
Value at End of Year	—	—	—	—	—	—	—	12.801	13.003	12.459
No. of Units	—	—	—	—	—	—	—	528,213	555,743	525,535
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	12.986	12.449	10.101
Value at End of Year	—	—	—	—	—	—	—	12.778	12.986	12.449
No. of Units	—	—	—	—	—	—	—	711,619	785,395	873,186
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	12.935	12.419	10.091
Value at End of Year	—	—	—	—	—	—	—	12.708	12.935	12.419
No. of Units	—	—	—	—	—	—	—	123,910	97,380	37,435
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	12.918	12.409	10.088
Value at End of Year	—	—	—	—	—	—	—	12.685	12.918	12.409
No. of Units	—	—	—	—	—	—	—	202,616	225,355	223,541

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	15.240	14.661	12.500
Value at End of Year	—	—	—	—	—	—	—	14.942	15.240	14.661
No. of Units	—	—	—	—	—	—	—	4,695	6,460	5,269
Large Cap Trust (merged into U.S. Equity Trust eff 04-27-2012)—Series I Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	10.614	11.007	9.828	7.628	—	—	—	—	—	—
Value at End of Year	—	10.614	11.007	9.828	7.628	—	—	—	—	—
No. of Units	—	556,693	123	123	124	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	12.766	13.244	—	—	—	—	—	—	—	—
Value at End of Year	—	12.766	—	—	—	—	—	—	—	—
No. of Units	—	141,227	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.639	13.132	—	—	—	—	—	—	—	—
Value at End of Year	—	12.639	—	—	—	—	—	—	—	—
No. of Units	—	88,419	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.596	13.095	—	—	—	—	—	—	—	—
Value at End of Year	—	12.596	—	—	—	—	—	—	—	—
No. of Units	—	60,476	—	—	—	—	—	—	—	—
Large Cap Trust (merged into U.S. Equity Trust eff 04-27-2012)—Series II Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	12.685	13.182	11.791	9.173	15.444	15.490	13.781	12.500	—	—
Value at End of Year	—	12.685	13.182	11.791	9.173	15.444	15.490	13.781	—	—
No. of Units	—	70,940	796,368	967,997	1,166,940	1,502,982	18,567	9,486	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.643	13.145	11.763	9.156	15.424	15.477	13.776	12.500	—	—
Value at End of Year	—	12.643	13.145	11.763	9.156	15.424	15.477	13.776	—	—
No. of Units	—	90,299	295,160	280,948	375,884	456,354	1,555	3,665	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.517	13.033	11.681	9.106	15.362	15.439	13.762	12.500	—	—
Value at End of Year	—	12.517	13.033	11.681	9.106	15.362	15.439	13.762	—	—
No. of Units	—	18,752	122,008	148,206	187,492	227,715	21,067	15,530	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.475	12.996	11.654	9.089	15.342	15.426	13.758	12.500	—	—
Value at End of Year	—	12.475	12.996	11.654	9.089	15.342	15.426	13.758	—	—
No. of Units	—	14,680	96,643	109,336	120,598	147,818	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.351	12.886	11.573	9.039	15.280	15.387	13.744	12.500	—	—
Value at End of Year	—	12.351	12.886	11.573	9.039	15.280	15.387	13.744	—	—
No. of Units	—	241	242	2,612	2,423	2,420	—	—	—	—
Large Cap Value Trust (merged into Equity-Income Trust eff 05-02-2011)—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	17.143	15.777	25.045	24.418	21.423	18.876	15.775	12.500
Value at End of Year	—	—	18.518	17.143	15.777	25.045	24.418	21.423	18.876	15.775
No. of Units	—	—	263,553	338,289	410,112	546,446	780,070	588,718	300,576	10,095
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	17.086	15.732	24.987	24.373	21.395	18.860	15.769	12.500
Value at End of Year	—	—	18.447	17.086	15.732	24.987	24.373	21.395	18.860	15.769
No. of Units	—	—	227,803	254,188	256,694	330,595	417,237	220,433	108,288	1,275
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	16.916	15.599	24.813	24.240	21.309	18.813	15.754	12.500
Value at End of Year	—	—	18.236	16.916	15.599	24.813	24.240	21.309	18.813	15.754
No. of Units	—	—	34,710	40,639	50,576	72,512	116,968	113,630	44,665	6,876
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	16.860	15.555	24.756	24.196	21.281	18.798	15.749	12.500
Value at End of Year	—	—	18.166	16.860	15.555	24.756	24.196	21.281	18.798	15.749
No. of Units	—	—	83,597	85,049	83,194	94,562	135,504	68,538	27,769	3,035

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	16.692	15.423	24.583	24.064	21.197	18.751	15.733	12.500
Value at End of Year	—	—	17.959	16.692	15.423	24.583	24.064	21.197	18.751	15.733
No. of Units	—	—	7,565	7,411	7,304	7,094	12,939	10,614	2,676	—
Lifestyle Aggressive Trust (formerly Lifestyle Aggressive 1000 Trust)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	14.235	15.463	13.487	10.099	17.683	16.546	14.553	13.359	11.691	8.801
Value at End of Year	16.344	14.235	15.463	13.487	10.099	17.683	16.546	14.553	13.359	11.691
No. of Units	504,598	634,175	763,012	897,497	1,172,728	1,575,554	2,051,738	2,008,348	2,022,246	1,994,366
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	13.022	14.152	12.349	9.252	16.208	15.173	13.353	12.263	10.737	8.087
Value at End of Year	14.943	13.022	14.152	12.349	9.252	16.208	15.173	13.353	12.263	10.737
No. of Units	465,032	540,148	613,751	645,474	700,175	762,042	962,151	884,969	868,794	816,086
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.465	13.567	11.856	8.896	15.608	14.634	12.897	11.862	10.402	7.846
Value at End of Year	14.282	12.465	13.567	11.856	8.896	15.608	14.634	12.897	11.862	10.402
No. of Units	38,207	89,557	108,294	122,583	148,058	174,708	268,663	231,333	249,076	249,962
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.740	13.874	12.131	9.106	15.985	14.995	13.222	12.167	10.675	8.056
Value at End of Year	14.590	12.740	13.874	12.131	9.106	15.985	14.995	13.222	12.167	10.675
No. of Units	307,321	328,186	335,495	406,458	388,099	280,040	410,093	479,990	488,945	448,711
Lifestyle Aggressive Trust (formerly Lifestyle Aggressive 1000 Trust)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	15.971	17.389	15.208	11.402	20.019	18.756	16.536	15.202	13.304	10.015
Value at End of Year	18.308	15.971	17.389	15.208	11.402	20.019	18.756	16.536	15.202	13.304
No. of Units	699,547	883,480	990,068	1,070,680	1,129,290	1,216,162	1,120,419	1,148,674	1,022,079	652,925
No. of Units	734	753	739	753	760	234	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.894	17.314	15.150	11.364	19.962	18.713	16.506	15.182	13.293	10.012
Value at End of Year	18.211	15.894	17.314	15.150	11.364	19.962	18.713	16.506	15.182	13.293
No. of Units	357,225	405,360	450,839	494,840	495,364	634,371	741,851	780,719	793,965	715,711
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	15.666	17.091	14.977	11.251	19.794	18.583	16.417	15.122	13.260	10.002
Value at End of Year	17.923	15.666	17.091	14.977	11.251	19.794	18.583	16.417	15.122	13.260
No. of Units	240,690	250,112	296,689	290,048	334,739	296,385	302,739	269,469	111,190	227,621
No. of Units	1,740	1,810	1,813	1,619	69	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	15.591	17.017	14.920	11.214	19.738	18.540	16.387	15.102	13.249	9.999
Value at End of Year	17.827	15.591	17.017	14.920	11.214	19.738	18.540	16.387	15.102	13.249
No. of Units	128,103	132,495	133,883	145,814	161,085	130,778	168,450	168,242	222,010	188,117
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	18.538	20.264	17.793	13.394	23.611	22.211	19.660	18.146	15.944	12.500
Value at End of Year	21.165	18.538	20.264	17.793	13.394	23.611	22.211	19.660	18.146	15.944
No. of Units	51,159	45,364	37,569	44,492	44,473	45,411	54,363	46,136	38,360	12,707
Lifestyle Balanced Trust (formerly Lifestyle Balanced 640 Trust)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	19.238	19.417	17.647	13.708	20.265	19.332	17.416	16.548	14.809	12.132
Value at End of Year	21.188	19.238	19.417	17.647	13.708	20.265	19.332	17.416	16.548	14.809
No. of Units	3,342,100	4,041,873	5,212,798	6,637,226	7,630,891	10,179,524	11,494,886	11,728,355	11,283,081	10,989,760
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	16.109	16.267	14.792	11.495	17.003	16.229	14.627	13.905	12.450	10.204
Value at End of Year	17.733	16.109	16.267	14.792	11.495	17.003	16.229	14.627	13.905	12.450
No. of Units	1,717,812	2,354,870	3,135,841	3,518,670	3,358,809	3,977,730	4,321,437	4,291,067	4,079,233	3,810,840
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	15.932	16.112	14.673	11.420	16.917	16.171	14.597	13.897	12.462	10.229
Value at End of Year	17.511	15.932	16.112	14.673	11.420	16.917	16.171	14.597	13.897	12.462
No. of Units	605,653	727,072	855,774	1,054,988	1,186,116	1,488,996	1,627,833	1,667,395	1,574,560	1,251,961

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	15.761	15.947	14.530	11.315	16.769	16.038	14.484	13.796	12.378	10.165
Value at End of Year	17.315	15.761	15.947	14.530	11.315	16.769	16.038	14.484	13.796	12.378
No. of Units	877,999	1,101,809	1,425,852	1,788,105	1,814,585	2,392,019	2,670,852	2,664,999	2,601,612	2,528,331
Lifestyle Balanced Trust (formerly Lifestyle Balanced 640 Trust)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	17.738	17.940	16.343	12.721	18.847	18.015	16.262	15.463	13.848	11.344
Value at End of Year	19.508	17.738	17.940	16.343	12.721	18.847	18.015	16.262	15.463	13.848
No. of Units	33,763,164	37,350,214	40,982,419	43,699,116	42,494,105	40,317,394	33,120,895	24,211,507	12,415,096	3,242,220
No. of Units	420,170	390,632	420,689	398,671	318,519	12,453	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	17.653	17.862	16.280	12.679	18.794	17.973	16.232	15.442	13.837	11.341
Value at End of Year	19.405	17.653	17.862	16.280	12.679	18.794	17.973	16.232	15.442	13.837
No. of Units	1,991,599	3,014,407	3,369,037	3,587,041	3,649,467	4,140,123	4,286,258	4,307,494	4,134,409	3,642,130
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	17.400	17.632	16.095	12.553	18.636	17.849	16.144	15.381	13.803	11.330
Value at End of Year	19.097	17.400	17.632	16.095	12.553	18.636	17.849	16.144	15.381	13.803
No. of Units	15,422,712	16,272,479	17,616,597	18,455,145	17,196,291	16,651,923	13,861,070	9,885,418	4,522,346	714,035
No. of Units	620,800	659,273	667,307	679,543	514,091	29,848	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	17.316	17.556	16.033	12.511	18.583	17.807	16.115	15.361	13.791	11.326
Value at End of Year	18.996	17.316	17.556	16.033	12.511	18.583	17.807	16.115	15.361	13.791
No. of Units	255,643	541,499	606,337	616,136	630,594	649,320	705,305	796,374	690,174	601,338
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	18.021	18.298	16.736	13.079	19.457	18.672	16.922	16.155	14.526	12.500
Value at End of Year	19.740	18.021	18.298	16.736	13.079	19.457	18.672	16.922	16.155	14.526
No. of Units	455,359	545,794	693,557	724,954	711,438	892,870	922,572	834,772	426,091	186,079
Lifestyle Conservative Trust (formerly Lifestyle Conservative 280 Trust)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	22.340	21.768	20.260	16.906	20.337	19.602	18.358	18.122	16.950	15.432
Value at End of Year	23.868	22.340	21.768	20.260	16.906	20.337	19.602	18.358	18.122	16.950
No. of Units	1,046,103	1,375,038	1,612,778	1,969,272	2,322,498	2,179,833	2,132,403	2,238,385	2,319,819	2,330,163
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	18.189	17.732	16.512	13.785	16.591	15.999	14.992	14.806	13.856	12.621
Value at End of Year	19.423	18.189	17.732	16.512	13.785	16.591	15.999	14.992	14.806	13.856
No. of Units	355,572	412,683	745,405	826,351	763,253	561,749	585,300	620,220	619,173	686,486
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	18.614	18.173	16.948	14.170	17.080	16.496	15.481	15.312	14.351	13.091
Value at End of Year	19.847	18.614	18.173	16.948	14.170	17.080	16.496	15.481	15.312	14.351
No. of Units	159,087	189,532	240,783	324,776	308,539	319,461	294,112	347,751	322,026	255,474
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	17.796	17.384	16.219	13.568	16.363	15.811	14.845	14.690	13.775	12.573
Value at End of Year	18.965	17.796	17.384	16.219	13.568	16.363	15.811	14.845	14.690	13.775
No. of Units	392,111	468,389	595,034	547,343	450,098	401,079	387,589	588,687	660,713	438,023
Lifestyle Conservative Trust (formerly Lifestyle Conservative 280 Trust)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	17.821	17.395	16.228	13.572	16.347	15.787	14.828	14.648	13.710	12.483
Value at End of Year	18.996	17.821	17.395	16.228	13.572	16.347	15.787	14.828	14.648	13.710
No. of Units	10,159,036	10,368,060	10,883,401	10,704,327	8,480,415	4,506,267	2,984,536	2,477,002	1,848,666	846,094
No. of Units	245,514	266,863	323,678	286,290	157,661	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	17.735	17.321	16.166	13.527	16.301	15.750	14.801	14.628	13.699	12.479
Value at End of Year	18.895	17.735	17.321	16.166	13.527	16.301	15.750	14.801	14.628	13.699
No. of Units	489,885	757,042	864,979	933,946	1,073,598	563,115	498,531	514,476	582,742	752,018
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	17.481	17.098	15.982	13.393	16.163	15.641	14.720	14.571	13.666	12.467
Value at End of Year	18.596	17.481	17.098	15.982	13.393	16.163	15.641	14.720	14.571	13.666
No. of Units	5,098,194	5,208,504	5,595,982	6,124,374	4,749,864	1,905,841	1,265,059	1,182,877	802,698	252,968
No. of Units	216,995	233,279	227,157	292,806	227,281	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	17.397	17.024	15.921	13.348	16.118	15.605	14.694	14.551	13.655	12.463
Value at End of Year	18.497	17.397	17.024	15.921	13.348	16.118	15.605	14.694	14.551	13.655
No. of Units	86,316	99,138	133,102	124,157	123,334	111,699	120,343	123,769	137,000	138,259
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	16.699	16.365	15.328	12.870	15.564	15.091	14.231	14.115	13.265	12.500
Value at End of Year	17.728	16.699	16.365	15.328	12.870	15.564	15.091	14.231	14.115	13.265
No. of Units	308,899	339,966	277,192	299,978	236,984	108,015	122,228	138,672	79,838	29,887
Lifestyle Growth Trust (formerly Lifestyle Growth 820 Trust)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	16.999	17.545	15.767	12.013	19.246	18.181	16.268	15.204	13.476	10.565
Value at End of Year	19.057	16.999	17.545	15.767	12.013	19.246	18.181	16.268	15.204	13.476
No. of Units	2,653,998	3,146,593	4,261,922	5,277,791	6,686,798	8,481,207	9,887,475	10,057,591	9,394,355	8,842,207
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	14.510	14.984	13.472	10.270	16.461	15.558	13.928	13.024	11.549	9.059
Value at End of Year	16.259	14.510	14.984	13.472	10.270	16.461	15.558	13.928	13.024	11.549
No. of Units	1,305,088	1,617,330	2,149,772	2,477,325	2,834,928	3,517,482	4,214,167	3,977,260	3,731,526	3,573,334
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	14.120	14.603	13.149	10.039	16.115	15.254	13.676	12.807	11.374	8.935
Value at End of Year	15.798	14.120	14.603	13.149	10.039	16.115	15.254	13.676	12.807	11.374
No. of Units	254,898	407,906	511,642	735,605	1,008,551	1,146,260	1,310,848	1,240,823	1,182,459	1,164,115
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	14.197	14.689	13.233	10.108	16.235	15.375	13.791	12.922	11.482	9.024
Value at End of Year	15.876	14.197	14.689	13.233	10.108	16.235	15.375	13.791	12.922	11.482
No. of Units	700,893	954,777	1,120,991	1,312,619	1,451,152	1,652,297	1,832,742	1,909,770	1,819,576	1,592,863
Lifestyle Growth Trust (formerly Lifestyle Growth 820 Trust)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	16.943	17.523	15.772	12.049	19.324	18.299	16.405	15.354	13.608	10.677
Value at End of Year	18.947	16.943	17.523	15.772	12.049	19.324	18.299	16.405	15.354	13.608
No. of Units	44,574,285	47,629,697	51,513,166	53,964,954	54,841,305	51,153,986	39,243,411	24,747,793	11,814,241	2,783,038
No. of Units	605,259	579,494	552,884	540,725	453,613	53,638	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.862	17.448	15.712	12.009	19.269	18.257	16.375	15.334	13.596	10.673
Value at End of Year	18.847	16.862	17.448	15.712	12.009	19.269	18.257	16.375	15.334	13.596
No. of Units	1,786,367	2,286,902	2,543,471	2,764,005	2,924,892	3,564,504	4,198,388	4,127,677	4,183,582	3,896,703
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.620	17.223	15.533	11.890	19.107	18.130	16.286	15.273	13.563	10.663
Value at End of Year	18.548	16.620	17.223	15.533	11.890	19.107	18.130	16.286	15.273	13.563
No. of Units	24,535,504	25,975,740	27,563,536	28,484,718	28,810,816	25,756,273	19,387,383	12,065,922	5,041,971	755,261
No. of Units	567,202	548,623	568,156	606,458	564,299	32,601	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.540	17.149	15.474	11.851	19.053	18.088	16.257	15.253	13.552	10.660
Value at End of Year	18.450	16.540	17.149	15.474	11.851	19.053	18.088	16.257	15.253	13.552
No. of Units	298,324	308,625	363,800	365,629	397,810	457,449	546,330	523,420	529,437	455,404
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	18.313	19.015	17.184	13.180	21.223	20.178	18.162	17.066	15.186	12.500
Value at End of Year	20.397	18.313	19.015	17.184	13.180	21.223	20.178	18.162	17.066	15.186
No. of Units	548,678	648,460	686,691	758,889	753,940	923,518	1,014,785	800,504	327,994	57,928
Lifestyle Moderate Trust (formerly Lifestyle Moderate 460 Trust)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	20.679	20.523	18.854	15.047	20.171	19.458	17.897	17.451	15.962	13.759
Value at End of Year	22.531	20.679	20.523	18.854	15.047	20.171	19.458	17.897	17.451	15.962
No. of Units	1,160,886	1,546,204	2,042,021	2,324,119	2,844,826	3,652,406	3,836,080	3,753,053	3,706,376	3,812,308
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	16.997	16.877	15.512	12.386	16.612	16.033	14.754	14.394	13.172	11.360
Value at End of Year	18.509	16.997	16.877	15.512	12.386	16.612	16.033	14.754	14.394	13.172
No. of Units	482,584	619,899	846,643	1,046,267	1,112,889	1,333,511	1,412,135	1,390,985	1,458,020	1,643,974

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	17.016	16.922	15.577	12.456	16.731	16.173	14.905	14.563	13.347	11.528
Value at End of Year	18.503	17.016	16.922	15.577	12.456	16.731	16.173	14.905	14.563	13.347
No. of Units	123,004	109,311	191,584	281,000	374,446	508,464	515,304	441,885	480,181	507,496
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.629	16.545	15.238	12.191	16.383	15.844	14.610	14.281	13.095	11.316
Value at End of Year	18.073	16.629	16.545	15.238	12.191	16.383	15.844	14.610	14.281	13.095
No. of Units	258,736	294,197	415,558	558,184	630,520	621,264	701,624	664,107	661,405	549,537
Lifestyle Moderate Trust (formerly Lifestyle Moderate 460 Trust)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	17.641	17.542	16.139	12.920	17.349	16.768	15.456	15.093	13.805	11.900
Value at End of Year	19.192	17.641	17.542	16.139	12.920	17.349	16.768	15.456	15.093	13.805
No. of Units	11,121,184	11,881,376	12,624,624	13,307,222	12,653,937	10,145,080	8,240,533	7,038,621	3,928,697	1,474,624
No. of Units	375,367	375,890	369,706	353,842	259,900	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	17.557	17.466	16.077	12.877	17.300	16.729	15.428	15.073	13.794	11.896
Value at End of Year	19.091	17.557	17.466	16.077	12.877	17.300	16.729	15.428	15.073	13.794
No. of Units	611,839	845,487	1,167,013	1,348,171	1,347,484	1,633,982	1,603,186	1,729,888	1,770,566	1,853,067
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	17.305	17.241	15.894	12.750	17.154	16.614	15.344	15.014	13.760	11.884
Value at End of Year	18.788	17.305	17.241	15.894	12.750	17.154	16.614	15.344	15.014	13.760
No. of Units	4,991,449	5,834,035	6,334,861	6,462,910	5,987,850	4,959,397	3,397,173	2,578,618	1,348,141	333,204
No. of Units	364,007	408,250	397,669	286,993	245,808	1,516	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	17.221	17.167	15.834	12.707	17.106	16.575	15.316	14.994	13.749	11.881
Value at End of Year	18.689	17.221	17.167	15.834	12.707	17.106	16.575	15.316	14.994	13.749
No. of Units	83,907	95,071	122,186	132,360	184,536	306,075	334,377	372,398	350,659	320,355
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	17.196	17.167	15.857	12.746	17.183	16.675	15.432	15.130	13.894	12.500
Value at End of Year	18.633	17.196	17.167	15.857	12.746	17.183	16.675	15.432	15.130	13.894
No. of Units	201,866	274,995	326,195	281,619	350,131	463,928	421,250	344,729	120,806	85,327
Mid Cap Core Trust (merged into Mid Cap Index Trust eff 12-01-2006)—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	17.019	15.145	12.500
Value at End of Year	—	—	—	—	—	—	—	17.745	17.019	15.145
No. of Units	—	—	—	—	—	—	—	201,165	259,908	38,056
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	17.005	15.140	12.500
Value at End of Year	—	—	—	—	—	—	—	17.722	17.005	15.140
No. of Units	—	—	—	—	—	—	—	101,565	101,634	57,484
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	16.963	15.125	12.500
Value at End of Year	—	—	—	—	—	—	—	17.651	16.963	15.125
No. of Units	—	—	—	—	—	—	—	64,652	54,409	27,272
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	16.949	15.120	12.500
Value at End of Year	—	—	—	—	—	—	—	17.628	16.949	15.120
No. of Units	—	—	—	—	—	—	—	35,398	34,517	9,013
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	16.906	15.105	12.500
Value at End of Year	—	—	—	—	—	—	—	17.558	16.906	15.105
No. of Units	—	—	—	—	—	—	—	1,790	737	1,297
Mid Cap Index Trust—Series I Shares (units first credited 05-01-2000)
Contracts with no Optional Benefits
Value at Start of Year	20.554	21.355	17.215	12.784	20.421	19.292	17.858	16.190	14.196	10.714
Value at End of Year	23.774	20.554	21.355	17.215	12.784	20.421	19.292	17.858	16.190	14.196
No. of Units	194,677	261,351	375,446	426,012	515,651	570,857	695,204	799,590	838,598	964,865

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	18.979	19.729	15.913	11.823	18.894	17.859	16.540	15.002	13.162	9.938
Value at End of Year	21.942	18.979	19.729	15.913	11.823	18.894	17.859	16.540	15.002	13.162
No. of Units	96,565	149,821	191,448	216,784	253,364	255,929	342,297	324,803	395,899	390,732
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	20.052	20.876	16.863	12.547	20.083	19.011	17.633	16.018	14.074	10.643
Value at End of Year	23.147	20.052	20.876	16.863	12.547	20.083	19.011	17.633	16.018	14.074
No. of Units	8,177	10,358	17,332	25,502	27,237	39,299	65,666	55,402	61,309	63,927
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	18.569	19.341	15.631	11.637	18.635	17.649	16.378	14.885	13.085	9.900
Value at End of Year	21.424	18.569	19.341	15.631	11.637	18.635	17.649	16.378	14.885	13.085
No. of Units	50,508	76,929	108,368	118,135	128,972	136,307	161,354	181,210	218,778	239,650
Mid Cap Index Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	18.853	19.631	15.847	11.801	18.883	17.870	16.582	15.064	13.230	10.003
Value at End of Year	21.772	18.853	19.631	15.847	11.801	18.883	17.870	16.582	15.064	13.230
No. of Units	171,993	255,955	281,383	317,038	299,718	281,378	322,356	296,910	255,414	235,468
No. of Units	7,591	8,282	8,332	7,471	7,592	291	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	18.762	19.546	15.787	11.762	18.830	17.828	16.552	15.044	13.219	10.000
Value at End of Year	21.657	18.762	19.546	15.787	11.762	18.830	17.828	16.552	15.044	13.219
No. of Units	102,783	158,283	185,728	197,760	205,274	217,569	256,735	267,510	304,422	334,960
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	18.493	19.294	15.607	11.646	18.672	17.705	16.462	14.985	13.187	9.990
Value at End of Year	21.313	18.493	19.294	15.607	11.646	18.672	17.705	16.462	14.985	13.187
No. of Units	66,141	98,716	108,247	105,123	105,248	113,215	122,868	76,107	62,541	18,879
No. of Units	533	535	684	865	751	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	18.404	19.211	15.548	11.607	18.619	17.664	16.432	14.965	13.176	9.987
Value at End of Year	21.200	18.404	19.211	15.548	11.607	18.619	17.664	16.432	14.965	13.176
No. of Units	29,014	34,671	42,175	49,079	50,423	63,423	67,993	67,344	74,432	73,642
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	21.944	22.941	18.594	13.902	22.334	21.220	19.770	18.032	15.900	12.500
Value at End of Year	25.240	21.944	22.941	18.594	13.902	22.334	21.220	19.770	18.032	15.900
No. of Units	2,665	2,462	2,478	4,739	5,820	5,784	6,218	3,677	3,843	851
Mid Cap Intersection Trust (merged into Mid Cap Index Trust eff 11-16-2009)—Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	11.500	12.500	—	—	—	—
Value at End of Year	—	—	—	—	6.548	11.500	—	—	—	—
No. of Units	—	—	—	—	46,645	33,093	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	11.496	12.500	—	—	—	—
Value at End of Year	—	—	—	—	6.542	11.496	—	—	—	—
No. of Units	—	—	—	—	18,202	8,170	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	11.485	12.500	—	—	—	—
Value at End of Year	—	—	—	—	6.526	11.485	—	—	—	—
No. of Units	—	—	—	—	4,972	459	—	—	—	—
No. of Units	—	—	—	—	232	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	11.481	12.500	—	—	—	—
Value at End of Year	—	—	—	—	6.520	11.481	—	—	—	—
No. of Units	—	—	—	—	7,475	5,063	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	12.500	—	—	—	—
Value at End of Year	—	—	—	—	—	11.469	—	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Mid Cap Stock Trust—Series I Shares (units first credited 05-01-1999)
Contracts with no Optional Benefits
Value at Start of Year	4.535	5.072	4.185	3.236	19.858	16.322	14.599	12.941	11.041	7.879
Value at End of Year	18.538	4.535	5.072	4.185	3.236	19.858	16.322	14.599	12.941	11.041
No. of Units	988,523	1,257,547	1,704,066	2,208,652	2,818,233	3,150,891	3,828,859	4,484,566	2,612,376	2,690,557
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	15.794	17.674	14.591	11.287	20.397	16.774	15.011	13.312	11.364	8.113
Value at End of Year	18.994	15.794	17.674	14.591	11.287	20.397	16.774	15.011	13.312	11.364
No. of Units	423,585	571,771	779,708	881,475	1,006,127	938,269	1,066,693	1,210,093	826,759	872,214
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	15.602	17.486	4.564	3.536	20.271	16.695	14.963	13.290	11.362	8.124
Value at End of Year	18.735	15.602	17.486	4.564	3.536	20.271	16.695	14.963	13.290	11.362
No. of Units	160,427	188,356	252,555	315,960	390,436	423,201	517,264	725,070	436,586	475,551
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	15.452	17.327	14.332	11.110	20.117	16.576	14.864	13.208	11.298	8.082
Value at End of Year	18.546	15.452	17.327	14.332	11.110	20.117	16.576	14.864	13.208	11.298
No. of Units	303,802	371,929	471,212	519,854	563,637	507,327	566,566	675,722	547,386	512,114
Mid Cap Stock Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	19.404	21.750	17.987	13.940	25.226	20.771	18.617	16.524	14.133	10.110
Value at End of Year	23.309	19.404	21.750	17.987	13.940	25.226	20.771	18.617	16.524	14.133
No. of Units	347,460	428,245	475,304	536,777	635,358	617,818	642,322	652,533	458,499	354,941
No. of Units	1,042	12,273	1,116	15,545	743	134	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	19.311	21.656	17.919	13.894	25.154	20.723	18.584	16.502	14.121	10.107
Value at End of Year	23.185	19.311	21.656	17.919	13.894	25.154	20.723	18.584	16.502	14.121
No. of Units	259,128	371,960	440,063	479,496	515,726	469,739	619,194	685,304	489,637	519,230
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	19.034	21.377	17.714	13.756	24.943	20.580	18.483	16.437	14.087	10.097
Value at End of Year	22.818	19.034	21.377	17.714	13.756	24.943	20.580	18.483	16.437	14.087
No. of Units	86,163	94,394	100,869	112,677	135,085	120,447	118,178	97,800	65,417	29,443
No. of Units	1,640	1,640	1,640	1,640	2,200	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	18.942	21.285	17.647	13.711	24.872	20.532	18.449	16.415	14.075	10.094
Value at End of Year	22.697	18.942	21.285	17.647	13.711	24.872	20.532	18.449	16.415	14.075
No. of Units	96,059	127,159	143,232	181,050	185,480	189,177	195,847	230,780	186,746	224,007
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	20.847	23.461	19.480	15.158	27.539	22.768	20.489	18.257	15.678	12.500
Value at End of Year	24.942	20.847	23.461	19.480	15.158	27.539	22.768	20.489	18.257	15.678
No. of Units	14,075	14,545	15,173	15,423	15,248	22,100	16,233	17,141	14,764	7,759
Mid Cap Value Trust (merged into Mid Value Trust eff 05-01-2009)—Series I Shares (units first credited 04-30-2001)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	20.212	20.387	18.442	17.342	14.152	11.465
Value at End of Year	—	—	—	—	12.131	20.212	20.387	18.442	17.342	14.152
No. of Units	—	—	—	—	927,609	1,284,283	1,685,470	2,061,918	2,307,909	2,059,784
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	20.144	20.330	18.399	17.310	14.133	11.456
Value at End of Year	—	—	—	—	12.085	20.144	20.330	18.399	17.310	14.133
No. of Units	—	—	—	—	677,758	889,445	1,122,289	1,349,254	1,394,777	1,448,687
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	19.944	20.158	18.271	17.215	14.076	11.427
Value at End of Year	—	—	—	—	11.946	19.944	20.158	18.271	17.215	14.076
No. of Units	—	—	—	—	90,283	127,264	174,275	214,991	244,086	286,641
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	19.877	20.101	18.228	17.183	14.057	11.417
Value at End of Year	—	—	—	—	11.900	19.877	20.101	18.228	17.183	14.057
No. of Units	—	—	—	—	297,488	372,718	463,154	595,408	649,123	673,091

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Mid Cap Value Trust (merged into Mid Value Trust eff 05-01-2009)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	18.926	19.127	17.339	16.341	13.361	10.844
Value at End of Year	—	—	—	—	11.336	18.926	19.127	17.339	16.341	13.361
No. of Units	—	—	—	—	570,289	685,330	810,282	1,061,806	1,186,943	879,340
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	18.873	19.083	17.307	16.319	13.350	10.841
Value at End of Year	—	—	—	—	11.298	18.873	19.083	17.307	16.319	13.350
No. of Units	—	—	—	—	635,697	667,821	978,848	1,235,664	1,336,355	1,317,879
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	18.714	18.951	17.213	16.255	13.317	10.830
Value at End of Year	—	—	—	—	11.186	18.714	18.951	17.213	16.255	13.317
No. of Units	—	—	—	—	122,167	148,850	174,012	189,039	143,824	60,666
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	18.661	18.907	17.182	16.233	13.307	10.827
Value at End of Year	—	—	—	—	11.149	18.661	18.907	17.182	16.233	13.307
No. of Units	—	—	—	—	140,258	167,702	230,075	251,646	286,842	298,145
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	21.757	22.077	20.093	19.012	15.608	12.500
Value at End of Year	—	—	—	—	12.979	21.757	22.077	20.093	19.012	15.608
No. of Units	—	—	—	—	22,824	25,306	29,497	34,166	23,325	5,150
Mid Value Trust—Series I Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	16.108	17.207	—	—	—	—	—	—	—	—
Value at End of Year	18.957	16.108	—	—	—	—	—	—	—	—
No. of Units	404,795	509,029	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	16.055	17.158	—	—	—	—	—	—	—	—
Value at End of Year	18.885	16.055	—	—	—	—	—	—	—	—
No. of Units	338,814	444,495	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	15.895	17.013	—	—	—	—	—	—	—	—
Value at End of Year	18.668	15.895	—	—	—	—	—	—	—	—
No. of Units	36,444	45,338	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	15.842	16.965	—	—	—	—	—	—	—	—
Value at End of Year	18.597	15.842	—	—	—	—	—	—	—	—
No. of Units	157,281	191,008	—	—	—	—	—	—	—	—
Mid Value Trust—Series II Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	16.024	17.137	15.031	10.455	16.306	16.512	13.968	12.500	—	—
Value at End of Year	18.818	16.024	17.137	15.031	10.455	16.306	16.512	13.968	—	—
No. of Units	284,031	393,183	1,190,045	1,446,915	127,127	154,707	162,933	70,162	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.970	17.088	14.996	10.436	16.284	16.498	13.963	12.500	—	—
Value at End of Year	18.746	15.970	17.088	14.996	10.436	16.284	16.498	13.963	—	—
No. of Units	360,623	520,755	1,236,802	1,367,042	46,462	43,677	25,601	11,459	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	15.811	16.943	14.891	10.378	16.220	16.457	13.949	12.500	—	—
Value at End of Year	18.532	15.811	16.943	14.891	10.378	16.220	16.457	13.949	—	—
No. of Units	68,698	93,188	179,746	220,466	28,888	23,565	24,431	7,158	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	15.759	16.895	14.857	10.359	16.198	16.443	13.945	12.500	—	—
Value at End of Year	18.461	15.759	16.895	14.857	10.359	16.198	16.443	13.945	—	—
No. of Units	92,921	111,335	399,058	462,509	8,702	13,954	11,812	896	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	15.602	16.752	14.753	10.303	16.133	16.402	13.931	12.500	—	—
Value at End of Year	18.250	15.602	16.752	14.753	10.303	16.133	16.402	13.931	—	—
No. of Units	16,490	20,271	31,076	33,527	604	605	606	607	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Money Market Trust—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	14.443	14.657	14.886	15.089	15.059	14.628	14.225	14.072	14.177	14.316
Value at End of Year	14.221	14.443	14.657	14.886	15.089	15.059	14.628	14.225	14.072	14.177
No. of Units	1,272,780	2,166,890	2,074,936	2,889,659	5,026,683	4,130,921	4,037,964	4,224,817	4,787,954	6,794,728
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	12.703	12.898	13.106	13.291	13.272	12.899	12.549	12.420	12.520	12.648
Value at End of Year	12.502	12.703	12.898	13.106	13.291	13.272	12.899	12.549	12.420	12.520
No. of Units	737,048	1,127,785	1,059,983	1,287,967	1,909,379	1,603,458	1,810,139	1,192,150	1,474,515	2,274,555
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.759	12.974	13.203	13.409	13.410	13.053	12.718	12.606	12.726	12.876
Value at End of Year	12.537	12.759	12.974	13.203	13.409	13.410	13.053	12.718	12.606	12.726
No. of Units	752,294	772,168	281,365	947,911	1,184,128	1,057,846	1,082,328	451,141	468,046	902,376
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.429	12.645	12.874	13.082	13.090	12.747	12.426	12.323	12.447	12.600
Value at End of Year	12.207	12.429	12.645	12.874	13.082	13.090	12.747	12.426	12.323	12.447
No. of Units	229,345	284,332	604,591	630,457	795,972	576,094	667,675	860,182	1,064,056	1,189,893
Money Market Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	12.397	12.581	12.777	12.967	12.968	12.622	12.298	12.190	12.306	12.451
Value at End of Year	12.206	12.397	12.581	12.777	12.967	12.968	12.622	12.298	12.190	12.306
No. of Units	5,728,789	7,703,231	6,893,818	10,499,581	14,089,341	5,192,912	3,208,681	2,410,775	2,036,705	1,853,729
No. of Units	114,405	131,561	123,339	154,100	185,788	25,117	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.337	12.527	12.729	12.924	12.931	12.593	12.276	12.174	12.296	12.447
Value at End of Year	12.141	12.337	12.527	12.729	12.924	12.931	12.593	12.276	12.174	12.296
No. of Units	589,223	925,424	949,963	1,319,445	2,261,948	1,134,907	1,026,367	966,074	984,890	1,519,478
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.160	12.365	12.583	12.796	12.822	12.506	12.209	12.126	12.266	12.435
Value at End of Year	11.949	12.160	12.365	12.583	12.796	12.822	12.506	12.209	12.126	12.266
No. of Units	2,872,440	2,913,330	2,978,809	4,077,663	5,954,771	2,023,318	1,152,304	937,159	1,060,830	390,915
No. of Units	109,304	208,776	213,467	220,182	193,835	10,283	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.102	12.312	12.536	12.753	12.786	12.477	12.187	12.110	12.256	12.431
Value at End of Year	11.886	12.102	12.312	12.536	12.753	12.786	12.477	12.187	12.110	12.256
No. of Units	160,658	231,134	217,948	315,815	422,978	284,197	372,523	226,793	423,238	475,247
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.065	12.293	12.535	12.772	12.824	12.532	12.259	12.200	12.366	12.500
Value at End of Year	11.831	12.065	12.293	12.535	12.772	12.824	12.532	12.259	12.200	12.366
No. of Units	43,581	48,648	51,662	60,940	289,719	43,365	14,413	38,417	100,430	80,018
Natural Resources Trust—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	34.341	43.803	38.727	24.753	52.069	37.659	31.340	21.738	17.798	12.500
Value at End of Year	33.885	34.341	43.803	38.727	24.753	52.069	37.659	31.340	21.738	17.798
No. of Units	305,999	422,770	520,967	605,515	596,711	771,649	839,163	891,398	515,521	48,703
No. of Units	3,862	3,915	3,257	3,576	3,795	205	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	34.193	43.636	38.598	24.683	51.948	37.590	31.298	21.720	17.792	12.500
Value at End of Year	33.722	34.193	43.636	38.598	24.683	51.948	37.590	31.298	21.720	17.792
No. of Units	148,655	199,670	272,372	284,818	290,066	404,342	404,044	378,873	229,400	71,754
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	33.752	43.137	38.214	24.475	51.586	37.385	31.174	21.666	17.775	12.500
Value at End of Year	33.236	33.752	43.137	38.214	24.475	51.586	37.385	31.174	21.666	17.775
No. of Units	53,993	124,683	135,999	149,693	146,127	179,898	202,337	191,510	72,421	15,496
No. of Units	710	703	128	468	875	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	33.606	42.972	38.087	24.405	51.466	37.317	31.133	21.648	17.769	12.500
Value at End of Year	33.076	33.606	42.972	38.087	24.405	51.466	37.317	31.133	21.648	17.769
No. of Units	90,719	106,955	114,915	133,685	96,505	133,606	222,059	214,051	114,209	45,004

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	33.172	42.481	37.709	24.199	51.108	37.113	31.009	21.594	17.751	12.500
Value at End of Year	32.600	33.172	42.481	37.709	24.199	51.108	37.113	31.009	21.594	17.751
No. of Units	4,917	7,475	9,460	13,385	13,783	13,195	14,312	11,822	3,249	—
Overseas Equity Trust (merged into International Value Trust eff 05-03-2010)—Series II Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	11.218	19.710	17.841	15.145	12.500	—	—
Value at End of Year	—	—	—	14.408	11.218	19.710	17.841	15.145	—	—
No. of Units	—	—	—	24,422	23,425	47,956	30,923	30,243	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	11.197	19.684	17.826	15.140	12.500	—	—
Value at End of Year	—	—	—	14.374	11.197	19.684	17.826	15.140	—	—
No. of Units	—	—	—	13,835	13,379	12,961	17,665	10,642	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	11.136	19.605	17.782	15.125	12.500	—	—
Value at End of Year	—	—	—	14.274	11.136	19.605	17.782	15.125	—	—
No. of Units	—	—	—	7,639	12,840	16,165	17,689	5,442	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	11.115	19.579	17.767	15.120	12.500	—	—
Value at End of Year	—	—	—	14.241	11.115	19.579	17.767	15.120	—	—
No. of Units	—	—	—	7,384	7,339	8,078	6,130	3,461	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	11.054	19.501	17.723	15.105	12.500	—	—
Value at End of Year	—	—	—	14.141	11.054	19.501	17.723	15.105	—	—
No. of Units	—	—	—	1,677	1,532	1,497	1,686	218	—	—
Overseas Trust (merged into International Value Trust eff 05-01-2005)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	11.716	8.273
Value at End of Year	—	—	—	—	—	—	—	—	12.896	11.716
No. of Units	—	—	—	—	—	—	—	—	2,209,120	2,479,190
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	10.609	7.495
Value at End of Year	—	—	—	—	—	—	—	—	11.671	10.609
No. of Units	—	—	—	—	—	—	—	—	399,938	358,302
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	9.493	6.716
Value at End of Year	—	—	—	—	—	—	—	—	10.427	9.493
No. of Units	—	—	—	—	—	—	—	—	343,519	393,609
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	10.547	7.466
Value at End of Year	—	—	—	—	—	—	—	—	11.579	10.547
No. of Units	—	—	—	—	—	—	—	—	209,778	198,961
Overseas Trust (merged into International Value Trust eff 05-01-2005)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.656	9.651
Value at End of Year	—	—	—	—	—	—	—	—	15.000	13.656
No. of Units	—	—	—	—	—	—	—	—	187,083	164,513
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	13.645	9.648
Value at End of Year	—	—	—	—	—	—	—	—	14.981	13.645
No. of Units	—	—	—	—	—	—	—	—	158,855	154,681
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	13.611	9.638
Value at End of Year	—	—	—	—	—	—	—	—	14.921	13.611
No. of Units	—	—	—	—	—	—	—	—	52,465	10,008
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	13.600	9.635
Value at End of Year	—	—	—	—	—	—	—	—	14.902	13.600
No. of Units	—	—	—	—	—	—	—	—	51,873	37,024

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	17.912	12.500
Value at End of Year	—	—	—	—	—	—	—	—	19.596	17.912
No. of Units	—	—	—	—	—	—	—	—	5,679	70
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	8.443	14.295	13.304	12.167	9.826	8.537	6.161
Value at End of Year	—	—	—	11.000	8.443	14.295	13.304	12.167	9.826	8.537
No. of Units	—	—	—	309,769	384,595	543,811	682,443	879,350	755,572	895,769
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	11.736	19.882	18.512	16.939	13.687	11.897	8.591
Value at End of Year	—	—	—	15.284	11.736	19.882	18.512	16.939	13.687	11.897
No. of Units	—	—	—	99,397	102,218	194,831	149,517	187,397	137,662	120,162
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	10.186	17.282	16.116	14.768	11.951	10.404	7.524
Value at End of Year	—	—	—	13.245	10.186	17.282	16.116	14.768	11.951	10.404
No. of Units	—	—	—	21,460	16,893	32,612	37,026	58,973	49,414	61,911
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	11.552	19.609	18.294	16.773	13.580	11.828	8.558
Value at End of Year	—	—	—	15.013	11.552	19.609	18.294	16.773	13.580	11.828
No. of Units	—	—	—	22,002	29,887	42,794	38,415	68,166	60,976	47,839
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	13.456	22.811	21.287	19.490	15.782	13.724	9.919
Value at End of Year	—	—	—	17.482	13.456	22.811	21.287	19.490	15.782	13.724
No. of Units	—	—	—	107,111	125,353	229,351	177,297	354,056	200,985	184,678
No. of Units	—	—	—	4,672	4,763	344	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	13.412	22.747	21.238	19.455	15.761	13.712	9.916
Value at End of Year	—	—	—	17.415	13.412	22.747	21.238	19.455	15.761	13.712
No. of Units	—	—	—	67,253	52,075	75,082	106,054	107,739	85,032	94,203
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	13.279	22.556	21.091	19.349	15.699	13.679	9.906
Value at End of Year	—	—	—	17.217	13.279	22.556	21.091	19.349	15.699	13.679
No. of Units	—	—	—	34,533	23,627	37,409	23,387	29,037	12,170	5,683
No. of Units	—	—	—	1,767	2,346	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	13.235	22.492	21.042	19.314	15.678	13.668	9.903
Value at End of Year	—	—	—	17.151	13.235	22.492	21.042	19.314	15.678	13.668
No. of Units	—	—	—	13,437	13,095	15,671	18,026	24,271	16,774	12,133
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	17.554	29.878	27.994	25.734	20.920	18.265	12.500
Value at End of Year	—	—	—	22.714	17.554	29.878	27.994	25.734	20.920	18.265
No. of Units	—	—	—	3,162	2,593	3,647	2,688	7,277	7,141	—
PIMCO VIT All Asset Portfolio—Class M Shares (units first credited 05-01-2004)
Contracts with no Optional Benefits
Value at Start of Year	17.299	17.282	15.573	13.037	15.795	14.855	14.456	13.858	12.500	—
Value at End of Year	19.526	17.299	17.282	15.573	13.037	15.795	14.855	14.456	13.858	—
No. of Units	192,455	261,377	299,325	234,670	249,602	319,119	485,886	573,404	99,831	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	17.233	17.224	15.529	13.007	15.767	14.835	14.444	13.853	12.500	—
Value at End of Year	19.441	17.233	17.224	15.529	13.007	15.767	14.835	14.444	13.853	—
No. of Units	112,291	142,517	179,804	150,161	142,585	169,274	252,644	306,174	149,463	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	17.036	17.053	15.397	12.916	15.680	14.776	14.408	13.839	12.500	—
Value at End of Year	19.190	17.036	17.053	15.397	12.916	15.680	14.776	14.408	13.839	—
No. of Units	116,292	28,616	23,829	22,111	27,046	29,518	34,254	31,601	8,601	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.970	16.996	15.354	12.886	15.651	14.756	14.396	13.835	12.500	—
Value at End of Year	19.107	16.970	16.996	15.354	12.886	15.651	14.756	14.396	13.835	—
No. of Units	84,752	83,914	88,601	45,118	50,762	62,595	81,533	95,907	39,079	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	16.777	16.827	15.224	12.796	15.566	14.698	14.360	13.821	12.500	—
Value at End of Year	18.860	16.777	16.827	15.224	12.796	15.566	14.698	14.360	13.821	—
No. of Units	14,813	15,167	15,711	16,672	16,676	16,950	17,130	15,341	10,927	—
Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008)—Series I Shares (units first credited 04-30-2001)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	13.995	13.654	12.204	10.486	7.688
Value at End of Year	—	—	—	—	—	13.493	13.995	13.654	12.204	10.486
No. of Units	—	—	—	—	—	101,674	128,917	201,214	174,255	142,979
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	13.956	13.622	12.182	10.472	7.681
Value at End of Year	—	—	—	—	—	13.448	13.956	13.622	12.182	10.472
No. of Units	—	—	—	—	—	41,353	64,300	101,192	101,809	87,018
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	13.837	13.527	12.115	10.430	7.662
Value at End of Year	—	—	—	—	—	13.314	13.837	13.527	12.115	10.430
No. of Units	—	—	—	—	—	3,091	3,198	10,066	14,110	12,283
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	13.798	13.496	12.093	10.416	7.656
Value at End of Year	—	—	—	—	—	13.269	13.798	13.496	12.093	10.416
No. of Units	—	—	—	—	—	29,433	31,501	54,546	43,554	36,427
Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	17.806	17.424	15.606	13.445	9.872
Value at End of Year	—	—	—	—	—	17.147	17.806	17.424	15.606	13.445
No. of Units	—	—	—	—	—	28,475	30,787	105,904	70,140	60,881
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	17.765	17.392	15.586	13.434	9.868
Value at End of Year	—	—	—	—	—	17.099	17.765	17.392	15.586	13.434
No. of Units	—	—	—	—	—	32,128	47,972	73,982	76,387	66,574
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	17.642	17.298	15.524	13.401	9.859
Value at End of Year	—	—	—	—	—	16.955	17.642	17.298	15.524	13.401
No. of Units	—	—	—	—	—	9,651	10,527	10,910	7,884	2,093
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	17.601	17.266	15.504	13.390	9.856
Value at End of Year	—	—	—	—	—	16.907	17.601	17.266	15.504	13.390
No. of Units	—	—	—	—	—	11,052	19,395	32,716	29,009	27,944
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	20.540	20.179	18.146	15.696	12.500
Value at End of Year	—	—	—	—	—	19.700	20.540	20.179	18.146	15.696
No. of Units	—	—	—	—	—	1,470	1,445	6,921	7,232	617
Real Estate Securities Trust—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	29.812	27.659	21.743	16.964	28.444	34.236	25.175	22.859	17.583	12.834
Value at End of Year	34.417	29.812	27.659	21.743	16.964	28.444	34.236	25.175	22.859	17.583
No. of Units	216,713	285,296	373,908	439,849	560,726	735,120	1,154,733	1,269,966	1,562,068	1,561,227
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	29.969	27.819	21.879	17.079	28.652	34.502	25.384	23.060	17.747	12.960
Value at End of Year	34.581	29.969	27.819	21.879	17.079	28.652	34.502	25.384	23.060	17.747
No. of Units	97,674	127,292	195,181	221,055	247,047	305,190	381,197	442,812	509,780	524,591
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	31.672	29.443	23.191	18.131	30.462	36.738	27.069	24.628	18.982	13.882
Value at End of Year	36.491	31.672	29.443	23.191	18.131	30.462	36.738	27.069	24.628	18.982
No. of Units	26,781	20,118	27,175	33,756	46,880	59,859	96,010	93,995	123,548	128,045

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	29.322	27.272	21.492	16.810	28.258	34.097	25.136	22.880	17.644	12.910
Value at End of Year	33.766	29.322	27.272	21.492	16.810	28.258	34.097	25.136	22.880	17.644
No. of Units	65,337	78,812	86,525	97,775	122,440	143,183	196,675	214,481	241,831	236,910
Real Estate Securities Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	27.013	25.114	19.792	15.458	25.985	31.333	23.089	21.001	16.187	11.833
Value at End of Year	31.139	27.013	25.114	19.792	15.458	25.985	31.333	23.089	21.001	16.187
No. of Units	176,157	213,633	273,909	275,893	325,392	408,303	505,248	549,302	578,054	455,136
No. of Units	2,015	2,414	2,433	3,184	3,132	190	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	26.883	25.006	19.716	15.406	25.911	31.261	23.047	20.973	16.174	11.829
Value at End of Year	30.974	26.883	25.006	19.716	15.406	25.911	31.261	23.047	20.973	16.174
No. of Units	141,350	209,342	251,036	261,748	287,254	344,040	481,197	559,142	666,094	685,854
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	26.497	24.683	19.491	15.254	25.693	31.045	22.922	20.890	16.134	11.818
Value at End of Year	30.483	26.497	24.683	19.491	15.254	25.693	31.045	22.922	20.890	16.134
No. of Units	63,632	77,029	82,567	84,970	107,001	106,342	119,488	105,556	64,907	32,471
No. of Units	2,456	2,458	2,454	2,627	3,131	687	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	26.369	24.577	19.417	15.203	25.621	30.973	22.880	20.863	16.121	11.814
Value at End of Year	30.322	26.369	24.577	19.417	15.203	25.621	30.973	22.880	20.863	16.121
No. of Units	37,472	44,167	54,836	49,418	56,133	73,772	111,750	123,614	131,725	137,943
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	25.361	23.673	18.731	14.688	24.790	30.014	22.205	20.277	15.692	12.500
Value at End of Year	29.119	25.361	23.673	18.731	14.688	24.790	30.014	22.205	20.277	15.692
No. of Units	6,579	9,175	8,863	8,975	12,375	14,678	18,993	14,638	12,170	369
Real Return Bond Trust—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	17.989	16.332	15.264	13.003	14.929	13.649	13.835	13.882	12.967	12.500
Value at End of Year	19.231	17.989	16.332	15.264	13.003	14.929	13.649	13.835	13.882	12.967
No. of Units	429,028	530,604	596,168	679,447	757,487	836,184	1,014,280	1,244,408	1,181,933	121,548
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	17.912	16.270	15.213	12.966	14.894	13.624	13.816	13.870	12.963	12.500
Value at End of Year	19.139	17.912	16.270	15.213	12.966	14.894	13.624	13.816	13.870	12.963
No. of Units	222,110	346,748	438,467	494,442	463,887	395,650	351,264	461,409	346,624	179,066
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	17.681	16.084	15.062	12.856	14.790	13.549	13.761	13.836	12.950	12.500
Value at End of Year	18.863	17.681	16.084	15.062	12.856	14.790	13.549	13.761	13.836	12.950
No. of Units	95,031	101,928	107,712	111,834	125,983	157,949	175,574	213,847	134,973	108,576
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	17.604	16.022	15.012	12.820	14.756	13.525	13.743	13.824	12.946	12.500
Value at End of Year	18.772	17.604	16.022	15.012	12.820	14.756	13.525	13.743	13.824	12.946
No. of Units	90,530	91,784	108,008	298,494	331,853	311,270	118,106	170,137	180,956	64,263
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	17.377	15.839	14.862	12.711	14.653	13.451	13.688	13.790	12.933	12.500
Value at End of Year	18.502	17.377	15.839	14.862	12.711	14.653	13.451	13.688	13.790	12.933
No. of Units	14,120	15,895	21,337	25,406	24,331	17,887	19,094	18,103	6,847	356
Science & Technology Trust—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	11.904	13.105	10.681	6.595	12.057	10.243	9.858	9.807	9.874	6.668
Value at End of Year	12.945	11.904	13.105	10.681	6.595	12.057	10.243	9.858	9.807	9.874
No. of Units	1,038,892	1,222,854	1,527,432	1,857,576	2,214,243	2,996,685	3,741,399	4,895,642	6,180,727	7,659,680
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	6.627	7.299	5.952	3.677	6.725	5.716	5.504	5.479	5.519	3.729
Value at End of Year	7.203	6.627	7.299	5.952	3.677	6.725	5.716	5.504	5.479	5.519
No. of Units	480,361	624,932	1,003,138	1,173,157	1,267,699	1,430,308	1,736,927	2,054,828	2,321,926	2,661,351

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	4.347	4.795	3.915	2.422	5.327	4.535	4.373	4.359	4.398	2.976
Value at End of Year	4.717	4.347	4.795	3.915	2.422	5.327	4.535	4.373	4.359	4.398
No. of Units	319,791	376,164	479,401	599,223	695,112	937,843	1,085,291	1,415,285	1,730,557	2,163,600
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	6.484	7.155	5.846	3.619	6.633	5.649	5.450	5.436	5.487	3.714
Value at End of Year	7.033	6.484	7.155	5.846	3.619	6.633	5.649	5.450	5.436	5.487
No. of Units	256,745	321,410	384,748	434,307	463,646	571,366	653,296	868,716	1,008,081	1,191,337
Science & Technology Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	16.361	18.056	14.742	9.122	16.705	14.226	13.710	13.674	13.780	9.301
Value at End of Year	17.755	16.361	18.056	14.742	9.122	16.705	14.226	13.710	13.674	13.780
No. of Units	228,334	304,369	326,403	460,461	358,246	470,922	424,690	445,073	507,193	473,288
No. of Units	1,723	1,845	1,771	2,123	2,491	399	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.282	17.978	14.686	9.092	16.658	14.193	13.685	13.656	13.769	9.298
Value at End of Year	17.661	16.282	17.978	14.686	9.092	16.658	14.193	13.685	13.656	13.769
No. of Units	147,136	194,626	267,066	292,451	281,720	321,660	421,568	409,983	428,746	484,926
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.048	17.746	14.519	9.002	16.517	14.094	13.611	13.602	13.735	9.289
Value at End of Year	17.381	16.048	17.746	14.519	9.002	16.517	14.094	13.611	13.602	13.735
No. of Units	43,244	55,044	81,805	85,589	77,244	70,738	126,500	116,322	98,293	—
No. of Units	1,302	1,392	1,430	3,188	1,393	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	15.971	17.670	14.463	8.972	16.471	14.062	13.586	13.584	13.724	9.286
Value at End of Year	17.289	15.971	17.670	14.463	8.972	16.471	14.062	13.586	13.584	13.724
No. of Units	35,495	38,120	28,808	32,035	27,463	39,720	52,242	64,206	71,298	183,452
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	18.606	20.616	16.900	10.499	19.304	16.505	15.971	15.993	16.181	12.500
Value at End of Year	20.111	18.606	20.616	16.900	10.499	19.304	16.505	15.971	15.993	16.181
No. of Units	8,733	8,972	1,828	9,650	2,450	2,286	3,237	6,478	5,736	1,586
Short Term Government Income Trust—Series I Shares (units first credited 05-03-2010)
Contracts with no Optional Benefits
Value at Start of Year	12.751	12.601	12.500	—	—	—	—	—	—	—
Value at End of Year	12.705	12.751	12.601	—	—	—	—	—	—	—
No. of Units	706,370	829,531	1,126,312	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	12.740	12.596	12.500	—	—	—	—	—	—	—
Value at End of Year	12.689	12.740	12.596	—	—	—	—	—	—	—
No. of Units	298,633	385,567	567,924	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.708	12.584	12.500	—	—	—	—	—	—	—
Value at End of Year	12.638	12.708	12.584	—	—	—	—	—	—	—
No. of Units	131,988	118,587	180,974	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.698	12.579	12.500	—	—	—	—	—	—	—
Value at End of Year	12.621	12.698	12.579	—	—	—	—	—	—	—
No. of Units	92,377	146,044	196,627	—	—	—	—	—	—	—
Short Term Government income Trust—Series II Shares (units first credited 05-03-2010)
Contracts with no Optional Benefits
Value at Start of Year	12.710	12.585	12.500	—	—	—	—	—	—	—
Value at End of Year	12.639	12.710	12.585	—	—	—	—	—	—	—
No. of Units	575,228	725,137	828,626	—	—	—	—	—	—	—
No. of Units	6,446	5,883	6,084	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.699	12.581	12.500	—	—	—	—	—	—	—
Value at End of Year	12.622	12.699	12.581	—	—	—	—	—	—	—
No. of Units	292,175	378,659	452,994	—	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.667	12.568	12.500	—	—	—	—	—	—	—
Value at End of Year	12.572	12.667	12.568	—	—	—	—	—	—	—
No. of Units	82,064	86,627	75,568	—	—	—	—	—	—	—
No. of Units	1,244	609	644	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.657	12.564	12.500	—	—	—	—	—	—	—
Value at End of Year	12.555	12.657	12.564	—	—	—	—	—	—	—
No. of Units	48,021	109,605	146,150	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.625	12.551	12.500	—	—	—	—	—	—	—
Value at End of Year	12.505	12.625	12.551	—	—	—	—	—	—	—
No. of Units	3,417	4,511	2,798	—	—	—	—	—	—	—
Small Cap Growth Trust—Series I Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	16.995	18.562	—	—	—	—	—	—	—	—
Value at End of Year	19.458	16.995	—	—	—	—	—	—	—	—
No. of Units	61,638	81,788	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	16.939	18.509	—	—	—	—	—	—	—	—
Value at End of Year	19.383	16.939	—	—	—	—	—	—	—	—
No. of Units	31,691	47,553	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	16.770	18.353	—	—	—	—	—	—	—	—
Value at End of Year	19.161	16.770	—	—	—	—	—	—	—	—
No. of Units	9,732	11,783	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.714	18.301	—	—	—	—	—	—	—	—
Value at End of Year	19.088	16.714	—	—	—	—	—	—	—	—
No. of Units	25,103	34,678	—	—	—	—	—	—	—	—
Small Cap Growth Trust—Series II Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	14.655	16.006	13.357	10.091	19.744	17.626	15.811	12.500	—	—
Value at End of Year	19.458	14.655	16.006	13.357	10.091	19.744	17.626	15.811	—	—
No. of Units	64,532	95,543	211,853	254,517	301,062	244,268	293,586	178,315	—	—
No. of Units	1,566	—	1,590	2,144	2,372	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.939	18.509	15.453	11.681	19.717	17.611	15.806	12.500	—	—
Value at End of Year	19.383	16.939	18.509	15.453	11.681	19.717	17.611	15.806	—	—
No. of Units	49,612	51,798	130,333	136,678	121,337	103,364	105,724	87,889	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.770	18.353	15.345	11.617	19.639	17.568	15.790	12.500	—	—
Value at End of Year	19.161	16.770	18.353	15.345	11.617	19.639	17.568	15.790	—	—
No. of Units	31,483	51,890	48,615	60,927	57,810	60,491	48,063	29,006	—	—
No. of Units	—	1,654	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.714	18.301	15.309	11.596	19.613	17.553	15.785	12.500	—	—
Value at End of Year	19.088	16.714	18.301	15.309	11.596	19.613	17.553	15.785	—	—
No. of Units	26,917	29,828	63,070	71,977	75,786	65,485	34,858	17,629	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	16.548	18.146	15.203	11.532	19.534	17.509	15.769	12.500	—	—
Value at End of Year	18.869	16.548	18.146	15.203	11.532	19.534	17.509	15.769	—	—
No. of Units	7,734	7,584	2,783	1,689	1,033	1,005	1,234	203	—	—
Small Cap Index Trust—Series I Shares (units first credited 05-01-2000)
Contracts with no Optional Benefits
Value at Start of Year	16.127	17.150	13.784	11.054	16.937	17.583	15.183	14.842	12.848	8.951
Value at End of Year	18.434	16.127	17.150	13.784	11.054	16.937	17.583	15.183	14.842	12.848
No. of Units	102,350	143,210	209,706	216,660	305,685	356,636	427,815	548,884	649,635	893,479

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	16.510	17.566	14.125	11.333	17.374	18.046	15.591	15.248	13.206	9.205
Value at End of Year	18.862	16.510	17.566	14.125	11.333	17.374	18.046	15.591	15.248	13.206
No. of Units	72,367	100,206	127,528	123,962	143,193	165,523	226,778	294,876	335,760	382,648
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	16.263	17.330	13.956	11.214	17.218	17.911	15.497	15.179	13.167	9.191
Value at End of Year	18.553	16.263	17.330	13.956	11.214	17.218	17.911	15.497	15.179	13.167
No. of Units	5,935	7,277	11,483	14,520	17,702	24,204	34,436	39,232	51,414	71,553
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	16.153	17.221	13.875	11.155	17.135	17.834	15.438	15.129	13.129	9.169
Value at End of Year	18.417	16.153	17.221	13.875	11.155	17.135	17.834	15.438	15.129	13.129
No. of Units	36,291	43,416	54,760	58,660	59,802	74,934	102,539	136,232	193,311	180,887
Small Cap Index Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	16.795	17.887	14.407	11.581	17.777	18.491	16.003	15.672	13.589	9.496
Value at End of Year	19.151	16.795	17.887	14.407	11.581	17.777	18.491	16.003	15.672	13.589
No. of Units	79,209	121,184	140,620	138,378	147,971	163,171	192,794	213,113	225,578	203,813
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	16.714	17.810	14.352	11.543	17.727	18.448	15.974	15.651	13.578	9.493
Value at End of Year	19.050	16.714	17.810	14.352	11.543	17.727	18.448	15.974	15.651	13.578
No. of Units	59,437	76,075	95,659	103,826	113,708	142,256	178,229	202,440	230,394	262,645
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	16.474	17.581	14.188	11.428	17.578	18.321	15.887	15.590	13.545	9.484
Value at End of Year	18.748	16.474	17.581	14.188	11.428	17.578	18.321	15.887	15.590	13.545
No. of Units	23,809	25,616	25,723	24,605	26,451	32,805	47,133	52,338	40,070	19,354
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	16.395	17.505	14.134	11.390	17.529	18.278	15.858	15.569	13.534	9.481
Value at End of Year	18.648	16.395	17.505	14.134	11.390	17.529	18.278	15.858	15.569	13.534
No. of Units	22,210	23,813	25,447	27,343	26,248	35,028	40,445	54,176	58,515	62,765
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	20.009	21.396	17.301	13.964	21.521	22.476	19.529	19.202	16.717	12.500
Value at End of Year	22.725	20.009	21.396	17.301	13.964	21.521	22.476	19.529	19.202	16.717
No. of Units	52,762	53,162	53,032	52,889	52,862	53,937	53,525	53,430	54,348	525
Small Cap Opportunities Trust—Series I Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	20.502	21.502	16.841	12.777	22.426	24.668	22.681	12.500	—	—
Value at End of Year	23.585	20.502	21.502	16.841	12.777	22.426	24.668	22.681	—	—
No. of Units	137,823	159,518	249,875	300,819	398,009	530,241	700,586	934,783	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	20.414	21.420	16.785	12.741	22.374	24.623	22.651	12.500	—	—
Value at End of Year	23.472	20.414	21.420	16.785	12.741	22.374	24.623	22.651	—	—
No. of Units	61,016	78,736	111,645	111,909	129,918	152,440	192,684	236,435	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	20.150	21.175	16.618	12.633	22.218	24.488	22.561	12.500	—	—
Value at End of Year	23.134	20.150	21.175	16.618	12.633	22.218	24.488	22.561	—	—
No. of Units	20,270	24,051	36,876	42,144	57,584	65,048	81,156	111,554	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	20.063	21.094	16.563	12.598	22.167	24.444	22.531	12.500	—	—
Value at End of Year	23.022	20.063	21.094	16.563	12.598	22.167	24.444	22.531	—	—
No. of Units	27,604	35,162	50,695	57,504	64,424	73,521	84,467	104,719	—	—
Small Cap Opportunities Trust—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	20.226	21.248	16.684	12.683	22.308	24.577	22.651	21.378	17.303	12.500
Value at End of Year	23.222	20.226	21.248	16.684	12.683	22.308	24.577	22.651	21.378	17.303
No. of Units	87,881	130,787	172,495	137,647	160,544	172,370	210,222	234,997	275,279	11,805
No. of Units	2,804	2,941	1,854	1,059	1,095	87	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	20.139	21.167	16.629	12.647	22.256	24.532	22.621	21.360	17.298	12.500
Value at End of Year	23.110	20.139	21.167	16.629	12.647	22.256	24.532	22.621	21.360	17.298
No. of Units	72,473	98,800	123,905	121,241	131,874	148,841	189,952	227,814	92,249	22,588

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step—Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	19.879	20.925	16.463	12.540	22.101	24.398	22.531	21.307	17.281	12.500
Value at End of Year	22.777	19.879	20.925	16.463	12.540	22.101	24.398	22.531	21.307	17.281
No. of Units	26,995	30,768	34,851	38,957	40,384	45,186	49,937	47,527	17,063	6,233
No. of Units	60	60	51	35	35	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	19.793	20.845	9.686	7.382	22.050	24.354	22.502	21.289	17.275	12.500
Value at End of Year	22.667	19.793	20.845	9.686	7.382	22.050	24.354	22.502	21.289	17.275
No. of Units	15,244	19,039	21,423	20,760	23,271	32,926	53,651	61,873	37,869	10,711
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	19.537	20.606	16.245	12.399	21.896	24.221	22.412	21.236	17.258	12.500
Value at End of Year	22.341	19.537	20.606	16.245	12.399	21.896	24.221	22.412	21.236	17.258
No. of Units	223	223	223	224	1,912	4,398	4,496	4,469	—	—
Small Cap Trust (merged into Small Cap Growth Trust eff 11-07-2008)—Series II Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	14.970	14.154	12.500	—	—
Value at End of Year	—	—	—	—	—	14.781	14.970	14.154	—	—
No. of Units	—	—	—	—	—	11,366	13,635	4,960	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	14.957	14.149	12.500	—	—
Value at End of Year	—	—	—	—	—	14.761	14.957	14.149	—	—
No. of Units	—	—	—	—	—	9,955	3,007	1,569	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	14.920	14.135	12.500	—	—
Value at End of Year	—	—	—	—	—	14.702	14.920	14.135	—	—
No. of Units	—	—	—	—	—	2,432	2,344	2,297	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	14.908	14.131	12.500	—	—
Value at End of Year	—	—	—	—	—	14.682	14.908	14.131	—	—
No. of Units	—	—	—	—	—	447	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	14.870	14.117	12.500	—	—
Value at End of Year	—	—	—	—	—	14.624	14.870	14.117	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Small Cap Value Trust—Series II Shares (units first credited 04-29-2005)
Contracts with no Optional Benefits
Value at Start of Year	17.989	18.117	14.611	11.558	15.921	16.695	14.244	12.500	—	—
Value at End of Year	20.457	17.989	18.117	14.611	11.558	15.921	16.695	14.244	—	—
No. of Units	194,343	308,617	353,857	382,208	598,761	683,976	729,819	486,060	—	—
No. of Units	3,209	3,485	3,250	3,940	4,062	181	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	17.929	18.066	14.577	11.537	15.899	16.681	14.239	12.500	—	—
Value at End of Year	20.379	17.929	18.066	14.577	11.537	15.899	16.681	14.239	—	—
No. of Units	87,817	128,871	196,690	158,459	198,252	189,136	156,535	114,439	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	17.751	17.913	14.475	11.474	15.836	16.639	14.225	12.500	—	—
Value at End of Year	20.145	17.751	17.913	14.475	11.474	15.836	16.639	14.225	—	—
No. of Units	44,413	49,965	83,186	97,927	125,257	122,876	132,780	92,550	—	—
No. of Units	102	101	88	59	58	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	17.692	17.862	14.441	11.452	15.815	16.625	14.220	12.500	—	—
Value at End of Year	20.068	17.692	17.862	14.441	11.452	15.815	16.625	14.220	—	—
No. of Units	66,829	88,696	99,050	85,320	133,196	104,791	79,815	53,895	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	17.516	17.711	14.341	11.390	15.752	16.584	14.206	12.500	—	—
Value at End of Year	19.839	17.516	17.711	14.341	11.390	15.752	16.584	14.206	—	—
No. of Units	2,561	5,770	6,641	884	8,038	1,642	765	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Small Company Blend Trust (merged into Small Cap Opportunities Trust eff 05-01-2005)—Series I Shares (units first credited 05-01-1999)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	12.191	8.862
Value at End of Year	—	—	—	—	—	—	—	—	12.866	12.191
No. of Units	—	—	—	—	—	—	—	—	1,611,883	2,001,802
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	10.760	7.826
Value at End of Year	—	—	—	—	—	—	—	—	11.350	10.760
No. of Units	—	—	—	—	—	—	—	—	433,832	535,755
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	9.284	6.762
Value at End of Year	—	—	—	—	—	—	—	—	9.778	9.284
No. of Units	—	—	—	—	—	—	—	—	287,599	346,740
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	10.697	7.796
Value at End of Year	—	—	—	—	—	—	—	—	11.262	10.697
No. of Units	—	—	—	—	—	—	—	—	220,101	256,266
Small Company Blend Trust (merged into Small Cap Opportunities Trust eff 05-01-2005)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	12.483	9.080
Value at End of Year	—	—	—	—	—	—	—	—	13.155	12.483
No. of Units	—	—	—	—	—	—	—	—	275,151	420,049
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	12.473	9.077
Value at End of Year	—	—	—	—	—	—	—	—	13.137	12.473
No. of Units	—	—	—	—	—	—	—	—	412,933	448,569
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	12.443	9.068
Value at End of Year	—	—	—	—	—	—	—	—	13.086	12.443
No. of Units	—	—	—	—	—	—	—	—	59,623	41,412
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	12.432	9.065
Value at End of Year	—	—	—	—	—	—	—	—	13.068	12.432
No. of Units	—	—	—	—	—			—	87,599	99,300
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	16.217	12.500
Value at End of Year	—	—	—	—	—	—	—	—	17.021	16.217
No. of Units	—	—	—	—	—	—	—	—	4,920	4,777
Small Company Trust (merged into Small Company Value Trust eff 05-01-2009)—Series II Shares (units first credited 05-01-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	14.977	16.308	15.712	15.055	12.500	—
Value at End of Year	—	—	—	—	8.360	14.977	16.308	15.712	15.055	—
No. of Units	—	—	—	—	35,441	46,661	73,857	310,303	53,890	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	14.949	16.286	15.699	15.050	12.500	—
Value at End of Year	—	—	—	—	8.341	14.949	16.286	15.699	15.050	—
No. of Units	—	—	—	—	11,391	15,455	23,018	58,642	13,558	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	14.867	16.221	15.660	15.035	12.500	—
Value at End of Year	—	—	—	—	8.282	14.867	16.221	15.660	15.035	—
No. of Units	—	—	—	—	5,497	6,680	50,835	85,966	2,228	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	14.840	16.200	15.647	15.030	12.500	—
Value at End of Year	—	—	—	—	8.263	14.840	16.200	15.647	15.030	—
No. of Units	—	—	—	—	6,304	6,884	10,392	27,446	15,497	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	14.759	16.135	15.608	15.015	12.500	—
Value at End of Year	—	—	—	—	8.205	14.759	16.135	15.608	15.015	—
No. of Units	—	—	—	—	145	146	143	143	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Small Company Value Trust—Series I Shares (units first credited 10-01-1997)
Contracts with no Optional Benefits
Value at Start of Year	23.921	24.521	20.521	16.323	22.727	23.363	20.557	19.506	15.824	12.023
Value at End of Year	27.389	23.921	24.521	20.521	16.323	22.727	23.363	20.557	19.506	15.824
No. of Units	249,308	378,073	515,527	708,447	927,909	1,345,157	1,775,414	2,023,664	2,639,039	2,841,688
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	23.714	24.321	20.364	16.206	22.575	23.219	20.441	19.405	15.750	11.973
Value at End of Year	27.139	23.714	24.321	20.364	16.206	22.575	23.219	20.441	19.405	15.750
No. of Units	167,696	231,581	318,213	385,855	448,189	562,331	787,032	893,763	992,161	1,017,671
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	25.254	25.940	21.752	17.336	24.187	24.914	21.966	20.883	16.976	12.924
Value at End of Year	28.858	25.254	25.940	21.752	17.336	24.187	24.914	21.966	20.883	16.976
No. of Units	25,708	29,104	45,338	54,866	70,005	101,855	150,879	189,656	252,567	286,747
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	23.201	23.843	20.003	15.951	22.265	22.946	20.241	19.253	15.659	11.927
Value at End of Year	26.499	23.201	23.843	20.003	15.951	22.265	22.946	20.241	19.253	15.659
No. of Units	96,286	114,905	163,110	192,319	206,803	248,101	334,912	391,554	492,320	530,819
Small Company Value Trust—Series II Shares (units first credited 01-28-2002)
Contracts with no Optional Benefits
Value at Start of Year	19.982	20.540	17.218	13.718	19.143	19.722	17.385	16.534	13.441	10.221
Value at End of Year	22.843	19.982	20.540	17.218	13.718	19.143	19.722	17.385	16.534	13.441
No. of Units	245,550	373,874	427,176	450,496	612,525	670,223	781,620	723,156	965,084	740,786
No. of Units	2,131	2,397	2,533	3,290	2,342	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	19.886	20.451	17.152	13.673	19.090	19.676	17.354	16.513	13.430	10.217
Value at End of Year	22.722	19.886	20.451	17.152	13.673	19.090	19.676	17.354	16.513	13.430
No. of Units	194,927	307,685	367,616	416,593	452,727	574,507	708,055	839,193	1,016,319	995,108
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	19.601	20.188	16.957	13.537	18.929	19.540	17.259	16.447	13.397	10.208
Value at End of Year	22.362	19.601	20.188	16.957	13.537	18.929	19.540	17.259	16.447	13.397
No. of Units	44,962	51,264	57,035	63,485	84,796	120,043	132,066	133,055	101,306	44,866
No. of Units	510	502	525	550	527	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	19.507	20.101	16.892	13.492	18.876	19.495	17.228	16.426	13.386	10.204
Value at End of Year	22.243	19.507	20.101	16.892	13.492	18.876	19.495	17.228	16.426	13.386
No. of Units	82,420	94,786	119,510	145,771	154,510	188,852	226,126	280,177	371,228	399,707
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	22.002	22.706	19.110	15.287	21.418	22.154	19.608	18.723	15.281	12.500
Value at End of Year	25.050	22.002	22.706	19.110	15.287	21.418	22.154	19.608	18.723	15.281
No. of Units	2,219	3,116	3,813	5,490	7,583	6,003	9,274	6,915	8,270	3,325
Smaller Company Growth Trust—Series I Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits
Value at Start of Year	14.782	16.161	13.126	12.500	—	—	—	—	—	—
Value at End of Year	16.914	14.782	16.161	13.126	—	—	—	—	—	—
No. of Units	235,333	288,104	378,805	502,802	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	14.766	16.152	13.125	12.500	—	—	—	—	—	—
Value at End of Year	16.888	14.766	16.152	13.125	—	—	—	—	—	—
No. of Units	63,011	104,798	143,389	184,058	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	14.719	16.125	7.091	12.500	—	—	—	—	—	—
Value at End of Year	16.809	14.719	16.125	7.091	—	—	—	—	—	—
No. of Units	37,955	42,494	51,195	68,488	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	14.704	16.116	13.122	12.500	—	—	—	—	—	—
Value at End of Year	16.782	14.704	16.116	13.122	—	—	—	—	—	—
No. of Units	50,077	81,747	106,761	115,596	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Smaller Company Growth Trust—Series II Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits
Value at Start of Year	14.719	16.125	13.117	12.500	—	—	—	—	—	—
Value at End of Year	16.808	14.719	16.125	13.117	—	—	—	—	—	—
No. of Units	57,148	102,246	122,688	142,710	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	14.704	16.116	13.116	12.500	—	—	—	—	—	—
Value at End of Year	16.781	14.704	16.116	13.116	—	—	—	—	—	—
No. of Units	94,060	118,914	155,040	163,367	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	14.657	16.088	13.113	12.500	—	—	—	—	—	—
Value at End of Year	16.703	14.657	16.088	13.113	—	—	—	—	—	—
No. of Units	15,212	24,888	30,810	35,918	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	14.641	16.079	13.113	12.500	—	—	—	—	—	—
Value at End of Year	16.676	14.641	16.079	13.113	—	—	—	—	—	—
No. of Units	12,496	23,193	25,734	27,390	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	14.594	16.052	13.110	12.500	—	—	—	—	—	—
Value at End of Year	16.598	14.594	16.052	13.110	—	—	—	—	—	—
No. of Units	331	4,649	5,230	6,133	—	—	—	—	—	—
Special Value Trust (merged into Small Cap Value Trust eff 11-09-2007)—Series II Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	19.152	18.471	15.640	12.500
Value at End of Year	—	—	—	—	—	—	20.855	19.152	18.471	15.640
No. of Units	—	—	—	—	—	—	38,649	55,031	49,421	2,128
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	19.126	18.456	15.635	12.500
Value at End of Year	—	—	—	—	—	—	20.817	19.126	18.456	15.635
No. of Units	—	—	—	—	—	—	18,789	18,360	22,862	5,337
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	19.050	18.410	15.620	12.500
Value at End of Year	—	—	—	—	—	—	20.704	19.050	18.410	15.620
No. of Units	—	—	—	—	—	—	15,798	17,400	19,542	7,603
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	19.025	18.394	15.614	12.500
Value at End of Year	—	—	—	—	—	—	20.666	19.025	18.394	15.614
No. of Units	—	—	—	—	—	—	2,239	5,047	3,061	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	15.599	12.500
Value at End of Year	—	—	—	—	—	—	—	—	18.349	15.599
No. of Units	—	—	—	—	—	—	—	—	—	—
Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	15.434	18.679	19.002	18.026	17.826	16.974	15.241
Value at End of Year	—	—	—	18.755	15.434	18.679	19.002	18.026	17.826	16.974
No. of Units	—	—	—	677,875	777,252	1,169,227	1,359,581	1,514,785	1,761,666	2,166,898
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	14.065	17.031	17.334	16.452	16.278	15.507	13.930
Value at End of Year	—	—	—	17.083	14.065	17.031	17.334	16.452	16.278	15.507
No. of Units	—	—	—	176,760	182,916	228,434	270,075	293,526	318,420	356,971
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	14.434	17.504	17.842	16.960	16.805	16.034	14.425
Value at End of Year	—	—	—	17.504	14.434	17.504	17.842	16.960	16.805	16.034
No. of Units	—	—	—	90,303	95,649	139,674	166,518	202,883	210,773	244,228
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	13.844	16.797	17.130	16.291	16.150	15.417	13.877
Value at End of Year	—	—	—	16.781	13.844	16.797	17.130	16.291	16.150	15.417
No. of Units	—	—	—	90,588	91,881	121,820	162,283	183,409	254,938	307,491

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	13.043	15.826	16.116	15.316	15.184	14.495	13.037
Value at End of Year	—	—	—	15.812	13.043	15.826	16.116	15.316	15.184	14.495
No. of Units	—	—	—	613,821	556,975	715,334	763,949	844,231	659,837	257,912
No. of Units	—	—	—	3,417	3,373	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	13.000	15.781	16.079	15.288	15.164	14.483	13.032
Value at End of Year	—	—	—	15.752	13.000	15.781	16.079	15.288	15.164	14.483
No. of Units	—	—	—	207,893	146,288	183,834	215,354	244,013	231,824	275,935
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	12.871	15.649	15.968	15.205	15.104	14.448	13.020
Value at End of Year	—	—	—	15.573	12.871	15.649	15.968	15.205	15.104	14.448
No. of Units	—	—	—	255,483	180,657	257,073	259,992	278,355	204,907	36,764
No. of Units	—	—	—	2,483	1,792	1,116	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	12.828	15.604	15.931	15.177	15.084	14.436	13.016
Value at End of Year	—	—	—	15.513	12.828	15.604	15.931	15.177	15.084	14.436
No. of Units	—	—	—	46,952	46,934	56,172	63,141	57,498	58,203	54,050
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	11.422	13.914	14.227	13.574	13.511	12.950	12.500
Value at End of Year	—	—	—	13.792	11.422	13.914	14.227	13.574	13.511	12.950
No. of Units	—	—	—	19,455	16,364	21,342	24,922	27,262	4,999	1,306
Strategic Growth Trust (merged into U.S. Global Leaders Growth Trust eff 05-01-2005)—Series I Shares (units first credited 4-30-2001)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	9.652	7.727
Value at End of Year	—	—	—	—	—	—	—	—	10.126	9.652
No. of Units	—	—	—	—	—	—	—	—	565,164	668,512
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	9.639	7.720
Value at End of Year	—	—	—	—	—	—	—	—	10.108	9.639
No. of Units	—	—	—	—	—	—	—	—	534,850	648,508
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	9.600	7.701
Value at End of Year	—	—	—	—	—	—	—	—	10.052	9.600
No. of Units	—	—	—	—	—	—	—	—	70,279	72,172
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	—	9.587	7.694
Value at End of Year	—	—	—	—	—	—	—	—	10.034	9.587
No. of Units	—	—	—	—	—	—	—	—	286,842	372,827
Strategic Growth Trust (merged into U.S. Global Leaders Growth Trust eff 05-01-2005)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	12.934	10.375
Value at End of Year	—	—	—	—	—	—	—	—	13.534	12.934
No. of Units	—	—	—	—	—	—	—	—	167,951	159,105
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	12.924	10.372
Value at End of Year	—	—	—	—	—	—	—	—	13.516	12.924
No. of Units	—	—	—	—	—	—	—	—	330,105	331,308
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	—	12.892	10.362
Value at End of Year	—	—	—	—	—	—	—	—	13.463	12.892
No. of Units	—	—	—	—	—	—	—	—	24,095	12,936
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	12.881	10.359
Value at End of Year	—	—	—	—	—	—	—	—	13.445	12.881
No. of Units	—	—	—	—	—		—	—	71,364	75,746

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	—	14.526	12.500
Value at End of Year	—	—	—	—	—	—	—	—	15.138	14.526
No. of Units	—	—	—	—	—	—	—	—	1,384	106
Strategic Income Opportunities Trust—Series I Shares (units first credited 11-08-2010)
Contracts with no Optional Benefits
Value at Start of Year	18.384	18.300	12.500	—	—	—	—	—	—	—
Value at End of Year	20.427	18.384	18.300	—	—	—	—	—	—	—
No. of Units	389,991	464,250	721,365	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	18.314	18.239	12.500	—	—	—	—	—	—	—
Value at End of Year	20.339	18.314	18.239	—	—	—	—	—	—	—
No. of Units	90,826	131,141	178,092	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	18.105	18.058	12.500	—	—	—	—	—	—	—
Value at End of Year	20.076	18.105	18.058	—	—	—	—	—	—	—
No. of Units	47,953	55,242	72,654	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	18.035	17.998	12.500	—	—	—	—	—	—	—
Value at End of Year	19.989	18.035	17.998	—	—	—	—	—	—	—
No. of Units	71,208	88,346	90,077	—	—	—	—	—	—	—
Strategic Income Opportunities Trust (formerly Strategic Income Trust)—Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	18.345	18.285	16.076	12.913	14.375	13.835	13.527	13.469	12.500	—
Value at End of Year	20.338	18.345	18.285	16.076	12.913	14.375	13.835	13.527	13.469	—
No. of Units	440,437	499,886	649,505	119,626	133,381	182,714	208,884	184,924	78,227	—
No. of Units	3,133	3,175	3,301	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	18.274	18.225	16.030	12.883	14.349	13.817	13.516	13.465	12.500	—
Value at End of Year	20.251	18.274	18.225	16.030	12.883	14.349	13.817	13.516	13.465	—
No. of Units	131,598	168,389	183,949	45,185	47,223	88,486	71,906	45,839	9,295	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	18.066	18.043	15.895	12.793	14.270	13.762	13.483	13.452	12.500	—
Value at End of Year	19.989	18.066	18.043	15.895	12.793	14.270	13.762	13.483	13.452	—
No. of Units	186,915	200,568	236,949	34,263	35,526	40,155	44,114	45,843	23,579	—
No. of Units	2,265	2,322	2,359	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	17.997	17.983	15.850	12.763	14.244	13.743	13.471	13.447	12.500	—
Value at End of Year	19.903	17.997	17.983	15.850	12.763	14.244	13.743	13.471	13.447	—
No. of Units	38,641	53,085	50,203	17,066	18,496	27,411	44,817	15,704	9,941	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	17.791	17.804	15.716	12.674	14.166	13.689	13.438	13.434	12.500	—
Value at End of Year	19.646	17.791	17.804	15.716	12.674	14.166	13.689	13.438	13.434	—
No. of Units	18,239	20,819	17,446	3,416	3,298	4,421	4,735	5,543	5,467	—
Strategic Opportunities Trust (merged into Large Cap Trust eff 04-27-2007)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	11.608	10.744	9.716	7.841
Value at End of Year	—	—	—	—	—	—	12.820	11.608	10.744	9.716
No. of Units	—	—	—	—	—	—	2,111,161	2,723,995	3,539,555	4,243,253
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	8.805	8.154	7.377	5.957
Value at End of Year	—	—	—	—	—	—	9.719	8.805	8.154	7.377
No. of Units	—	—	—	—	—	—	604,087	761,662	932,362	1,050,795
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	8.827	8.186	7.417	5.998
Value at End of Year	—	—	—	—	—	—	9.728	8.827	8.186	7.417
No. of Units	—	—	—	—	—	—	378,041	452,293	581,059	692,600

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	8.719	8.090	7.334	5.934
Value at End of Year	—	—	—	—	—	—	9.605	8.719	8.090	7.334
No. of Units	—	—	—	—	—	—	250,582	329,594	390,187	489,369
Strategic Opportunities Trust (merged into Large Cap Trust eff 04-27-2007)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	12.114	11.230	10.149	8.205
Value at End of Year	—	—	—	—	—	—	13.349	12.114	11.230	10.149
No. of Units	—	—	—	—	—	—	144,807	166,366	196,044	192,739
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	12.092	11.215	10.141	8.203
Value at End of Year	—	—	—	—	—	—	13.318	12.092	11.215	10.141
No. of Units	—	—	—	—	—	—	182,345	234,971	299,182	330,897
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	12.026	11.171	10.116	8.195
Value at End of Year	—	—	—	—	—	—	13.226	12.026	11.171	10.116
No. of Units	—	—	—	—	—	—	102,704	103,554	77,264	28,150
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	12.004	11.156	10.107	8.192
Value at End of Year	—	—	—	—	—	—	13.195	12.004	11.156	10.107
No. of Units	—	—	—	—	—	—	27,653	34,627	35,850	35,541
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	17.199	16.008	14.525	12.500
Value at End of Year	—	—	—	—	—	—	18.878	17.199	16.008	14.525
No. of Units	—	—	—	—	—	—	2,393	1,241	1,374	1,546
Strategic Value Trust (formerly Capital Opportunities Trust) (merged into Large Cap Value Trust eff 12-01-2006)—Series I Shares (units first credited 04-30-2001)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	11.180	9.624	7.590
Value at End of Year	—	—	—	—	—	—	—	10.976	11.180	9.624
No. of Units	—	—	—	—	—	—	—	382,402	470,707	458,416
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	11.160	9.612	7.584
Value at End of Year	—	—	—	—	—	—	—	10.951	11.160	9.612
No. of Units	—	—	—	—	—	—	—	279,223	291,964	336,131
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	11.098	9.573	7.565
Value at End of Year	—	—	—	—	—	—	—	10.874	11.098	9.573
No. of Units	—	—	—	—	—	—	—	44,082	77,698	53,966
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	—	—	11.078	9.560	7.559
Value at End of Year	—	—	—	—	—	—	—	10.849	11.078	9.560
No. of Units	—	—	—	—	—	—	—	130,728	156,044	174,419
Strategic Value Trust (formerly Capital Opportunities Trust) (merged into Large Cap Value Trust eff 12-01-2006)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	14.424	12.437	9.816
Value at End of Year	—	—	—	—	—	—	—	14.127	14.424	12.437
No. of Units	—	—	—	—	—	—	—	150,128	196,663	172,789
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	14.404	12.427	9.813
Value at End of Year	—	—	—	—	—	—	—	14.101	14.404	12.427
No. of Units	—	—	—	—	—	—	—	133,042	140,016	146,850
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	—	—	14.348	12.396	9.803
Value at End of Year	—	—	—	—	—	—	—	14.025	14.348	12.396
No. of Units	—	—	—	—	—	—	—	37,963	39,861	21,048
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	14.329	12.386	9.800
Value at End of Year	—	—	—	—	—	—	—	13.999	14.329	12.386
No. of Units	—	—	—	—	—	—	—	14,188	17,114	18,469

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	—	—	17.279	14.959	12.500
Value at End of Year	—	—	—	—	—	—	—	16.856	17.279	14.959
No. of Units	—	—	—	—	—	—	—	264	306	375
Total Bond Market Trust A (merged into Total Bond Market Trust B eff 11-02-2012)—Series II Shares (units first credited 08-02-2010)
Contracts with no Optional Benefits
Value at Start of Year	13.048	12.403	12.500	—	—	—	—	—	—	—
Value at End of Year	—	13.048	12.403	—	—	—	—	—	—	—
No. of Units	—	1,485,806	748,537	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.070	14.333	12.500	—	—	—	—	—	—	—
Value at End of Year	—	15.070	14.333	—	—	—	—	—	—	—
No. of Units	—	5,429	4,397	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	14.965	14.254	12.500	—	—	—	—	—	—	—
Value at End of Year	—	14.965	14.254	—	—	—	—	—	—	—
No. of Units	—	297,129	245,169	—	—	—	—	—	—	—
No. of Units	—	—	1,548	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	13.002	12.391	12.500	—	—	—	—	—	—	—
Value at End of Year	—	13.002	12.391	—	—	—	—	—	—	—
No. of Units	—	3,974	1,662	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.975	12.383	12.500	—	—	—	—	—	—	—
Value at End of Year	—	12.975	12.383	—	—	—	—	—	—	—
No. of Units	—	97,559	4,839	—	—	—	—	—	—	—
Total Bond Market Trust B—Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.453	—	—	—	—	—	—	—	—	—
No. of Units	1,672,154	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.452	—	—	—	—	—	—	—	—	—
No. of Units	37,224	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.449	—	—	—	—	—	—	—	—	—
No. of Units	495,233	—	—	—	—	—	—	—	—	—
No. of Units	23,531	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.448	—	—	—	—	—	—	—	—	—
No. of Units	470	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.445	—	—	—	—	—	—	—	—	—
No. of Units	109,362	—	—	—	—	—	—	—	—	—
Total Return Trust—Series I Shares (units first credited 05-01-1999)
Contracts with no Optional Benefits
Value at Start of Year	22.160	21.658	20.434	18.270	18.057	16.905	16.572	16.424	15.893	15.370
Value at End of Year	23.669	22.160	21.658	20.434	18.270	18.057	16.905	16.572	16.424	15.893
No. of Units	1,279,040	1,468,424	2,181,108	2,610,993	3,025,743	3,148,356	3,738,891	4,711,934	5,230,315	6,563,376
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	20.616	20.159	19.030	17.022	16.832	15.766	15.464	15.333	14.845	14.364
Value at End of Year	22.009	20.616	20.159	19.030	17.022	16.832	15.766	15.464	15.333	14.845
No. of Units	576,593	755,203	1,205,501	1,324,953	1,384,153	1,471,527	1,665,282	1,819,224	2,055,384	2,616,636

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	21.434	20.990	19.843	17.777	17.605	16.515	16.222	16.109	15.620	15.136
Value at End of Year	22.847	21.434	20.990	19.843	17.777	17.605	16.515	16.222	16.109	15.620
No. of Units	177,209	181,983	302,122	377,845	404,943	399,107	469,085	552,518	677,451	840,185
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	20.171	19.763	18.693	16.755	16.601	15.581	15.312	15.213	14.759	14.309
Value at End of Year	21.490	20.171	19.763	18.693	16.755	16.601	15.581	15.312	15.213	14.759
No. of Units	360,694	413,614	540,479	622,438	605,290	625,108	701,265	948,517	1,265,401	1,468,573
Total Return Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	18.884	18.493	17.487	15.667	15.509	14.548	14.287	14.190	13.764	13.330
Value at End of Year	20.133	18.884	18.493	17.487	15.667	15.509	14.548	14.287	14.190	13.764
No. of Units	1,316,101	1,528,424	1,943,482	1,990,613	1,945,884	1,570,929	1,552,236	2,119,976	2,254,339	2,344,730
No. of Units	10,048	10,551	10,818	12,781	11,861	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	18.794	18.414	17.420	15.615	15.465	14.515	14.261	14.171	13.753	13.325
Value at End of Year	20.026	18.794	18.414	17.420	15.615	15.465	14.515	14.261	14.171	13.753
No. of Units	782,242	1,286,914	1,426,986	1,452,251	1,340,108	1,335,653	1,499,205	1,784,474	1,922,999	2,280,201
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	18.524	18.177	17.222	15.460	15.335	14.414	14.183	14.115	13.719	13.313
Value at End of Year	19.709	18.524	18.177	17.222	15.460	15.335	14.414	14.183	14.115	13.719
No. of Units	373,258	388,517	465,352	478,187	494,269	258,180	307,878	296,922	536,727	434,630
No. of Units	6,133	6,521	6,636	6,887	2,670	1,143	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	18.435	18.098	17.156	15.409	15.292	14.381	14.157	14.097	13.708	13.308
Value at End of Year	19.604	18.435	18.098	17.156	15.409	15.292	14.381	14.157	14.097	13.708
No. of Units	171,707	212,235	261,646	270,749	262,689	271,290	329,626	386,665	424,699	494,474
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	16.645	16.365	15.537	13.976	13.890	13.082	12.898	12.862	12.526	12.500
Value at End of Year	17.674	16.645	16.365	15.537	13.976	13.890	13.082	12.898	12.862	12.526
No. of Units	14,700	26,953	44,489	35,049	40,730	18,330	18,261	17,662	15,550	10,893
Total Stock Market Index Trust—Series I Shares (units first credited 05-01-2000)
Contracts with no Optional Benefits
Value at Start of Year	11.635	11.784	10.212	8.048	13.017	12.570	11.073	10.639	9.671	7.524
Value at End of Year	13.231	11.635	11.784	10.212	8.048	13.017	12.570	11.073	10.639	9.671
No. of Units	430,587	450,200	503,400	580,551	598,354	739,805	826,855	902,809	933,496	1,020,868
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	12.550	12.717	11.026	8.694	14.068	13.593	11.979	11.516	10.473	8.152
Value at End of Year	14.264	12.550	12.717	11.026	8.694	14.068	13.593	11.979	11.516	10.473
No. of Units	40,522	40,363	63,920	67,668	72,174	119,138	143,067	156,527	201,753	308,208
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	11.715	11.889	10.323	8.152	13.211	12.784	11.283	10.863	9.894	7.713
Value at End of Year	13.295	11.715	11.889	10.323	8.152	13.211	12.784	11.283	10.863	9.894
No. of Units	615	508	3,584	22,162	26,710	33,341	46,298	64,021	100,300	110,063
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.279	12.467	10.831	8.557	13.875	13.433	11.862	11.426	10.412	8.121
Value at End of Year	13.928	12.279	12.467	10.831	8.557	13.875	13.433	11.862	11.426	10.412
No. of Units	31,147	32,332	34,817	36,241	36,686	54,551	74,538	121,387	151,850	185,157
Total Stock Market Index Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	15.532	15.749	13.684	10.813	17.513	16.943	14.951	14.404	13.109	10.217
Value at End of Year	17.619	15.532	15.749	13.684	10.813	17.513	16.943	14.951	14.404	13.109
No. of Units	63,894	75,034	81,035	98,605	94,244	102,382	128,005	161,736	216,863	189,116
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	15.457	15.681	13.632	10.777	17.464	16.904	14.924	14.385	13.099	10.214
Value at End of Year	17.526	15.457	15.681	13.632	10.777	17.464	16.904	14.924	14.385	13.099
No. of Units	33,349	47,637	45,858	50,535	53,174	57,809	92,260	110,871	121,315	134,256

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	15.235	15.479	13.477	10.671	17.317	16.787	14.843	14.328	13.067	10.204
Value at End of Year	17.248	15.235	15.479	13.477	10.671	17.317	16.787	14.843	14.328	13.067
No. of Units	28,744	31,398	34,606	36,527	44,849	47,677	50,999	50,311	36,461	5,318
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	15.162	15.413	13.425	10.635	17.268	16.748	14.816	14.309	13.056	10.201
Value at End of Year	17.156	15.162	15.413	13.425	10.635	17.268	16.748	14.816	14.309	13.056
No. of Units	10,536	13,177	17,082	19,487	20,929	20,716	28,564	29,376	23,836	29,760
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	17.425	17.739	15.475	12.277	19.964	19.393	17.181	16.618	15.185	12.500
Value at End of Year	19.687	17.425	17.739	15.475	12.277	19.964	19.393	17.181	16.618	15.185
No. of Units	3,535	3,531	3,586	3,569	3,545	3,926	3,913	3,808	3,774	379
U.S. Core Trust (merged into Fundamental Value Trust eff 11-07-2008)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	15.586	14.499	14.432	13.728	11.014
Value at End of Year	—	—	—	—	—	15.540	15.586	14.499	14.432	13.728
No. of Units	—	—	—	—	—	5,413,781	7,211,672	9,114,968	11,593,741	13,898,443
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	11.256	10.476	10.432	9.929	7.970
Value at End of Year	—	—	—	—	—	11.217	11.256	10.476	10.432	9.929
No. of Units	—	—	—	—	—	1,324,757	1,716,112	2,248,481	2,527,394	2,779,084
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	10.608	9.888	9.861	9.399	7.556
Value at End of Year	—	—	—	—	—	10.555	10.608	9.888	9.861	9.399
No. of Units	—	—	—	—	—	929,914	1,137,107	1,437,842	1,872,158	2,268,646
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	11.123	10.373	10.351	9.871	7.939
Value at End of Year	—	—	—	—	—	11.062	11.123	10.373	10.351	9.871
No. of Units	—	—	—	—	—	626,722	705,879	874,345	1,067,295	1,180,191
U.S. Core Trust (merged into Fundamental Value Trust eff 11-07-2008)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	14.478	13.491	13.454	12.824	10.303
Value at End of Year	—	—	—	—	—	14.396	14.478	13.491	13.454	12.824
No. of Units	—	—	—	—	—	420,103	496,901	551,041	593,284	531,198
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	14.445	13.466	13.436	12.814	10.300
Value at End of Year	—	—	—	—	—	14.355	14.445	13.466	13.436	12.814
No. of Units	—	—	—	—	—	433,425	578,038	799,610	887,176	966,779
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	14.345	13.393	13.383	12.782	10.290
Value at End of Year	—	—	—	—	—	14.234	14.345	13.393	13.383	12.782
No. of Units	—	—	—	—	—	72,916	82,438	96,663	112,715	76,167
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	14.312	13.369	13.365	12.772	10.287
Value at End of Year	—	—	—	—	—	14.194	14.312	13.369	13.365	12.772
No. of Units	—	—	—	—	—	101,424	131,998	171,494	159,040	169,442
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	16.612	15.541	15.560	14.892	12.500
Value at End of Year	—	—	—	—	—	16.451	16.612	15.541	15.560	14.892
No. of Units	—	—	—	—	—	7,559	8,319	8,531	12,883	9,431
U.S. Equity Trust—Series I Shares (units first credited 04-27-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.712	—	—	—	—	—	—	—	—	—
No. of Units	513,873	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.707	—	—	—	—	—	—	—	—	—
No. of Units	128,886	—	—	—	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.694	—	—	—	—	—	—	—	—	—
No. of Units	88,231	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.690	—	—	—	—	—	—	—	—	—
No. of Units	53,004	—	—	—	—	—	—	—	—	—
U.S. Equity Trust—Series II Shares (units first credited 04-27-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.691	—	—	—	—	—	—	—	—	—
No. of Units	66,904	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.687	—	—	—	—	—	—	—	—	—
No. of Units	70,621	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.674	—	—	—	—	—	—	—	—	—
No. of Units	15,344	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.669	—	—	—	—	—	—	—	—	—
No. of Units	10,704	—	—	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.657	—	—	—	—	—	—	—	—	—
No. of Units	268	—	—	—	—	—	—	—	—	—
U.S. Global Leaders Growth Trust (merged into Blue Chip Growth Trust eff 04-25-2008)—Series I Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	13.004	12.972	12.500	—	—
Value at End of Year	—	—	—	—	—	13.268	13.004	12.972	—	—
No. of Units	—	—	—	—	—	278,122	368,086	386,239	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	12.987	12.962	12.500	—	—
Value at End of Year	—	—	—	—	—	13.243	12.987	12.962	—	—
No. of Units	—	—	—	—	—	210,919	271,450	360,752	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	6.321	13.171	10.213	12.929	12.500	—	—
Value at End of Year	—	—	—	8.876	6.321	13.171	10.213	12.929	—	—
No. of Units	—	—	—	186	186	15,063	23,480	37,050	—	—
No. of Units	—	—	—	—	—	186	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	—	12.918	12.919	12.500	—	—
Value at End of Year	—	—	—	—	—	13.147	12.918	12.919	—	—
No. of Units	—	—	—	—	—	119,959	140,353	171,799	—	—
U.S. Global Leaders Growth Trust (merged into Blue Chip Growth Trust eff 04-25-2008)—Series II Shares (units first credited 05-03-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	12.978	12.986	13.075	12.500	—
Value at End of Year	—	—	—	—	—	13.223	12.978	12.986	13.075	—
No. of Units	—	—	—	—	—	100,835	151,839	210,275	40,809	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	12.961	12.975	13.071	12.500	—
Value at End of Year	—	—	—	—	—	13.199	12.961	12.975	13.071	—
No. of Units	—	—	—	—	—	210,551	239,748	285,680	287	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	—	12.909	12.943	13.058	12.500	—
Value at End of Year	—	—	—	—	—	13.127	12.909	12.943	13.058	—
No. of Units	—	—	—	—	—	30,470	31,853	39,122	16,256	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	—	12.892	12.932	13.054	12.500	—
Value at End of Year	—	—	—	—	—	13.103	12.892	12.932	13.054	—
No. of Units	—	—	—	—	—	35,144	52,910	58,857	3,419	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	12.841	12.900	13.041	12.500	—
Value at End of Year	—	—	—	—	—	13.031	12.841	12.900	13.041	—
No. of Units	—	—	—	—	—	6,361	6,605	6,543	4,534	—
U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010)—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	16.871	17.380	17.114	16.650	16.647	16.433	16.405
Value at End of Year	—	—	—	18.005	16.871	17.380	17.114	16.650	16.647	16.433
No. of Units	—	—	—	1,010,103	1,213,768	1,660,614	1,743,448	2,193,230	2,972,866	3,633,103
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	14.281	14.720	14.502	14.116	14.120	13.946	13.929
Value at End of Year	—	—	—	15.234	14.281	14.720	14.502	14.116	14.120	13.946
No. of Units	—	—	—	555,228	621,948	652,116	663,514	855,485	1,040,261	1,296,094
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	14.966	15.448	15.242	14.859	14.886	14.724	14.729
Value at End of Year	—	—	—	15.940	14.966	15.448	15.242	14.859	14.886	14.724
No. of Units	—	—	—	166,960	231,035	153,660	190,542	237,617	284,887	455,937
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	14.057	14.517	14.331	13.977	14.009	13.864	13.876
Value at End of Year	—	—	—	14.964	14.057	14.517	14.331	13.977	14.009	13.864
No. of Units	—	—	—	194,981	213,535	199,923	228,728	313,995	421,620	893,046
U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010)—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	13.342	13.777	13.596	13.252	13.266	13.120	13.116
Value at End of Year	—	—	—	14.217	13.342	13.777	13.596	13.252	13.266	13.120
No. of Units	—	—	—	822,077	938,651	967,862	1,131,909	1,360,290	1,720,836	1,594,705
No. of Units	—	—	—	5,181	3,313	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	13.298	13.739	13.564	13.228	13.248	13.109	13.112
Value at End of Year	—	—	—	14.163	13.298	13.739	13.564	13.228	13.248	13.109
No. of Units	—	—	—	412,825	441,713	631,024	563,969	655,975	887,680	1,178,998
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	13.166	13.623	13.470	13.156	13.196	13.077	13.099
Value at End of Year	—	—	—	14.002	13.166	13.623	13.470	13.156	13.196	13.077
No. of Units	—	—	—	133,686	124,825	72,973	59,377	74,149	74,867	82,366
No. of Units	—	—	—	597	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	13.123	13.585	13.439	13.132	13.179	13.066	13.095
Value at End of Year	—	—	—	13.948	13.123	13.585	13.439	13.132	13.179	13.066
No. of Units	—	—	—	150,084	184,146	149,284	110,981	132,850	248,019	424,130
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	12.354	12.809	12.690	12.419	12.482	12.394	12.500
Value at End of Year	—	—	—	13.112	12.354	12.809	12.690	12.419	12.482	12.394
No. of Units	—	—	—	4,345	2,889	2,181	1,978	10,443	11,403	2,770
U.S. High Yield Bond Trust (merged into High Yield Trust eff 11-08-2010)—Series II Shares (units first credited 05-01-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	10.899	14.021	13.869	12.867	12.500	—	—
Value at End of Year	—	—	—	15.708	10.899	14.021	13.869	12.867	—	—
No. of Units	—	—	—	64,224	30,675	18,916	19,105	4,834	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	10.879	14.003	13.857	12.863	12.500	—	—
Value at End of Year	—	—	—	15.672	10.879	14.003	13.857	12.863	—	—
No. of Units	—	—	—	35,616	23,521	22,727	23,999	29,600	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	10.819	13.947	13.823	12.850	12.500	—	—
Value at End of Year	—	—	—	15.562	10.819	13.947	13.823	12.850	—	—
No. of Units	—	—	—	9,414	6,959	6,439	8,796	3,096	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	10.799	13.928	13.811	12.846	12.500	—	—
Value at End of Year	—	—	—	15.526	10.799	13.928	13.811	12.846	—	—
No. of Units	—	—	—	7,032	232	959	125	594	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	—	13.777	12.833	12.500	—	—
Value at End of Year	—	—	—	—	—	13.873	13.777	12.833	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009) Series I Shares (units first credited 05-01-1999)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	14.719	15.001	13.768	13.213	12.268	9.090
Value at End of Year	—	—	—	—	8.856	14.719	15.001	13.768	13.213	12.268
No. of Units	—	—	—	—	2,405,748	3,212,916	4,013,012	5,077,302	6,277,196	5,308,573
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	—	—	—	—	13.688	13.958	12.816	12.307	11.432	8.475
Value at End of Year	—	—	—	—	8.232	13.688	13.958	12.816	12.307	11.432
No. of Units	—	—	—	—	713,140	883,691	1,043,569	1,325,566	1,433,715	1,223,127
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	14.068	14.367	13.212	12.705	11.820	8.776
Value at End of Year	—	—	—	—	8.447	14.068	14.367	13.212	12.705	11.820
No. of Units	—	—	—	—	290,695	371,368	486,093	629,766	784,268	706,408
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	—	—	—	—	13.500	13.793	12.691	12.210	11.365	8.443
Value at End of Year	—	—	—	—	8.102	13.500	13.793	12.691	12.210	11.365
No. of Units	—	—	—	—	331,455	384,557	560,751	684,361	849,578	886,939
U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009) Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	15.879	16.212	14.920	14.331	13.340	9.912
Value at End of Year	—	—	—	—	9.536	15.879	16.212	14.920	14.331	13.340
No. of Units	—	—	—	—	360,880	420,757	748,540	832,991	930,750	744,065
No. of Units	—	—	—	—	3,987	310	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	—	—	—	—	15.834	16.175	14.893	14.313	13.329	9.909
Value at End of Year	—	—	—	—	9.505	15.834	16.175	14.893	14.313	13.329
No. of Units	—	—	—	—	385,879	442,274	572,165	866,461	885,959	935,324
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	—	—	—	—	15.701	16.063	14.812	14.256	13.297	9.900
Value at End of Year	—	—	—	—	9.410	15.701	16.063	14.812	14.256	13.297
No. of Units	—	—	—	—	94,551	103,230	110,459	128,668	114,004	40,698
No. of Units	—	—	—	—	474	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	—	—	—	—	15.657	16.026	14.785	14.237	13.286	9.897
Value at End of Year	—	—	—	—	9.379	15.657	16.026	14.785	14.237	13.286
No. of Units	—	—	—	—	71,541	86,254	142,647	154,702	169,329	141,303
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	—	—	—	17.951	18.402	17.003	16.397	15.324	12.500
Value at End of Year	—	—	—	—	10.737	17.951	18.402	17.003	16.397	15.324
No. of Units	—	—	—	—	6,995	8,943	9,817	9,714	13,240	2,638
Ultra Short Term Bond Trust—Series II Shares (units first credited 08-02-2010)
Contracts with no Optional Benefits
Value at Start of Year	12.210	12.410	12.500	—	—	—	—	—	—	—
Value at End of Year	12.065	12.210	12.410	—	—	—	—	—	—	—
No. of Units	741,606	550,820	96,998	—	—	—	—	—	—	—

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	12.201	12.407	12.500	—	—	—	—	—	—	—
Value at End of Year	12.051	12.201	12.407	—	—	—	—	—	—	—
No. of Units	265,285	89,366	14,829	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	12.176	12.400	12.500	—	—	—	—	—	—	—
Value at End of Year	12.007	12.176	12.400	—	—	—	—	—	—	—
No. of Units	281,830	198,355	89,087	—	—	—	—	—	—	—
No. of Units	4,330	—	1,675	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	12.167	12.397	12.500	—	—	—	—	—	—	—
Value at End of Year	11.993	12.167	12.397	—	—	—	—	—	—	—
No. of Units	8,337	26,692	1,558	—	—	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	—	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	12.141	—	—	—	—	—	—	—	—
No. of Units	—	1,662	—	—	—	—	—	—	—	—
Utilities Trust—Series I Shares (units first credited 04-30-2001)
Contracts with no Optional Benefits
Value at Start of Year	20.502	19.524	17.405	13.214	21.876	17.440	13.520	11.753	9.223	6.963
Value at End of Year	22.942	20.502	19.524	17.405	13.214	21.876	17.440	13.520	11.753	9.223
No. of Units	133,244	168,568	199,406	249,950	319,144	496,173	672,686	673,118	602,858	438,317
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	20.393	19.429	17.330	13.164	21.803	17.391	13.488	11.732	9.211	6.957
Value at End of Year	22.808	20.393	19.429	17.330	13.164	21.803	17.391	13.488	11.732	9.211
No. of Units	93,277	116,526	168,277	195,787	215,400	287,954	303,781	380,225	352,997	309,136
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	20.069	19.150	17.105	13.013	21.586	17.243	13.394	11.667	9.174	6.940
Value at End of Year	22.412	20.069	19.150	17.105	13.013	21.586	17.243	13.394	11.667	9.174
No. of Units	15,711	18,763	21,988	31,966	50,900	76,070	72,448	104,401	75,469	71,484
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	19.963	19.057	17.031	12.963	21.514	17.195	13.363	11.646	9.162	6.934
Value at End of Year	22.281	19.963	19.057	17.031	12.963	21.514	17.195	13.363	11.646	9.162
No. of Units	60,712	71,988	84,746	84,877	95,944	197,159	139,111	158,378	154,895	162,297
Utilities Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	31.485	30.003	26.818	20.407	33.831	27.035	20.996	18.294	14.377	10.876
Value at End of Year	35.139	31.485	30.003	26.818	20.407	33.831	27.035	20.996	18.294	14.377
No. of Units	75,041	98,154	108,218	130,425	151,584	281,911	290,775	276,422	205,928	124,556
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	31.333	29.873	26.716	20.339	33.736	26.973	20.958	18.270	14.366	10.873
Value at End of Year	34.953	31.333	29.873	26.716	20.339	33.736	26.973	20.958	18.270	14.366
No. of Units	60,983	86,486	98,994	84,972	96,747	139,031	194,791	198,667	172,641	172,784
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	30.884	29.489	26.411	20.138	33.452	26.786	20.844	18.198	14.330	10.862
Value at End of Year	34.399	30.884	29.489	26.411	20.138	33.452	26.786	20.844	18.198	14.330
No. of Units	12,895	14,985	14,755	17,273	27,101	48,246	50,023	47,774	20,967	12,183
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	30.735	29.362	26.311	20.071	33.358	26.724	20.806	18.174	14.319	10.859
Value at End of Year	34.217	30.735	29.362	26.311	20.071	33.358	26.724	20.806	18.174	14.319
No. of Units	13,120	15,992	20,251	39,262	49,536	57,785	53,344	66,085	40,364	34,793
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	31.877	30.498	27.370	20.910	34.806	27.926	21.774	19.048	15.030	12.500
Value at End of Year	35.435	31.877	30.498	27.370	20.910	34.806	27.926	21.774	19.048	15.030
No. of Units	369	2,777	2,311	2,708	2,728	10,122	9,201	9,416	7,542	298
Value Trust—Series I Shares (units first credited 08-04-1997)
Contracts with no Optional Benefits
Value at Start of Year	23.086	23.218	19.294	13.880	23.842	22.378	18.775	16.940	14.938	10.934
Value at End of Year	26.689	23.086	23.218	19.294	13.880	23.842	22.378	18.775	16.940	14.938
No. of Units	354,922	417,740	573,489	695,866	911,633	1,341,710	1,670,895	1,866,381	2,569,239	2,675,854

Vantage Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-2001 and prior to 5-5-2003)
Value at Start of Year	19.581	19.704	16.381	11.790	20.263	19.028	15.973	14.419	12.721	9.316
Value at End of Year	22.626	19.581	19.704	16.381	11.790	20.263	19.028	15.973	14.419	12.721
No. of Units	163,975	215,177	311,306	382,705	452,634	525,740	635,082	806,639	820,056	830,260
Contracts with the Annual Step-Up Death Benefit (issued prior to 1-29-2001 or on or after 5-5-2003) or GEM (all issue dates)
Value at Start of Year	24.861	25.054	20.861	15.037	25.882	24.341	20.463	18.500	16.347	11.988
Value at End of Year	28.683	24.861	25.054	20.861	15.037	25.882	24.341	20.463	18.500	16.347
No. of Units	43,260	42,123	61,552	70,027	83,364	120,732	146,528	156,360	269,565	283,567
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-2003)
Value at Start of Year	19.158	19.316	16.091	11.605	19.985	18.805	15.816	14.306	12.647	9.280
Value at End of Year	22.092	19.158	19.316	16.091	11.605	19.985	18.805	15.816	14.306	12.647
No. of Units	80,035	100,756	138,753	144,051	173,709	213,421	248,903	271,244	337,831	337,417
Value Trust—Series II Shares (units first credited 05-13-2002)
Contracts with no Optional Benefits
Value at Start of Year	19.753	19.895	16.567	11.951	20.559	19.334	16.255	14.693	12.973	9.506
Value at End of Year	22.789	19.753	19.895	16.567	11.951	20.559	19.334	16.255	14.693	12.973
No. of Units	114,084	155,102	173,500	185,697	219,930	328,284	321,546	274,214	333,067	196,588
No. of Units	2,111	2,564	2,651	3,316	3,548	238	—	—	—	—
Contracts with the Annual Step-Up Death Benefit (issued on or after 1-29-01 and prior to 5-5-03)
Value at Start of Year	19.658	19.809	16.504	11.911	20.501	19.290	16.226	14.674	12.962	9.503
Value at End of Year	22.668	19.658	19.809	16.504	11.911	20.501	19.290	16.226	14.674	12.962
No. of Units	85,657	112,953	137,286	152,525	183,106	218,483	367,536	366,147	468,418	416,769
Contracts with the Annual Step-Up Death Benefit (issued prior to 1/29/01 or on or after 5-5-03) or GEM (all issue dates)
Value at Start of Year	19.376	19.554	16.316	11.793	20.329	19.156	16.137	14.616	12.930	9.494
Value at End of Year	22.309	19.376	19.554	16.316	11.793	20.329	19.156	16.137	14.616	12.930
No. of Units	29,741	29,384	33,234	41,051	51,804	69,243	52,155	31,701	54,054	17,188
No. of Units	153	156	136	88	93	—	—	—	—	—
Contracts with the Annual Step-Up Death Benefit and GEM (issued prior to 5-5-03)
Value at Start of Year	19.283	19.470	16.254	11.754	20.271	19.112	16.108	14.597	12.920	9.491
Value at End of Year	22.191	19.283	19.470	16.254	11.754	20.271	19.112	16.108	14.597	12.920
No. of Units	15,268	24,460	33,038	38,517	46,724	43,021	45,698	44,838	48,518	67,228
Contracts with the Annual Step-Up Death Benefit and GEM (issued on or after 5-5-03)
Value at Start of Year	24.115	24.386	20.388	14.766	25.504	24.082	20.327	18.447	16.352	12.500
Value at End of Year	27.710	24.115	24.386	20.388	14.766	25.504	24.082	20.327	18.447	16.352
No. of Units	1,744	2,483	2,224	2,662	2,810	3,253	3,310	2,937	1,178	621

To obtain a Venture Vantage® Variable Annuity

Statement of Additional Information (“SAI”)

Send this request to:

For Contracts issued in a state/jurisdiction other than the State of New York:

Venture Vantage® SAI

John Hancock Annuities Service Center

P.O. Box 55444

Boston, MA 02205-5444

For Contracts issued in the State of New York:

Venture Vantage® NY SAI

John Hancock Annuities Service Center

P.O. Box 55445

Boston, MA 02205-5445

cut along dotted line

Please send me a Venture Vantage® Variable Annuity Statement of Additional Information dated April 29, 2013, for

☐	Contracts issued in a state/jurisdiction other than the State of New York (Separate Account H).

☐	Contracts issued in the State of New York (Separate Account A).

Please check one box. If no box is checked, we will mail the Statement of Additional Information applicable to Contracts with the address of record written below. If no Contracts are listed with the address of record written below, we may be unable to fulfill the request.

Name

Address

City	State	Zip

Venture Vantage® is a registered service mark of John Hancock Life Insurance Company (U.S.A.)

and is used under license by John Hancock Life Insurance Company of New York

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information

Dated April 29, 2013

Statement of Additional Information

John Hancock Life Insurance Company of New York Separate Account A

This Statement of Additional Information is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment individual deferred combination fixed and variable annuity contracts (singly, a “Contract” and collectively, the “Contracts” issued by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK (“John Hancock New York”) in New York as follows:

Prospectuses Issued by John Hancock New York (to be read with this Statement of Additional Information)
Venture Variable Annuity
Venture 4 Variable Annuity
Venture III Variable Annuity
Venture Vantage Variable Annuity
Venture Vision Variable Annuity
Wealthmark Variable Annuity
Wealthmark ML3 Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

John Hancock Annuities Service Center	Mailing Address
27 DryDock Avenue, Suite 3	Post Office Box 55445
Boston, MA 02210-2382	Boston, MA 02205-5445
(800) 551-2078	www.jhannuitiesnewyork.com

JHNY SEP ACCT A SAI 04/13

ii

General Information and History

John Hancock Life Insurance Company of New York Separate Account A (the “Separate Account”) (formerly, The Manufacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York (“we” or “us”), a stock life insurance company organized under the laws of New York in 1992. The principal office of John Hancock Life Insurance Company of New York (“John Hancock New York”) is located at 100 Summit Lake Drive, Valhalla, New York 10595. Our Massachusetts office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock New York also has an Annuities Service Center located at 27 DryDock Avenue, Suite 3, Boston, Massachusetts 02210-2382. John Hancock New York is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. Our Michigan office is located at 201 Townsend Street, Suite 900, Lansing, Michigan 48933.The ultimate parent of John Hancock USA is Manulife Financial Corporation (“MFC”) based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

John Hancock New York established the Separate Account on March 4, 1992 as a separate account under the laws of New York.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

John Hancock Variable Insurance Trust Portfolio Holdings Currently

Posted on a Website

The ten largest holdings of each John Hancock Variable Insurance Trust Portfolio will be posted to the website no later than 15 days after each calendar quarter end. The information will remain on the website until the date the John Hancock Variable Insurance Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. John Hancock Variable Insurance Trust’s Form N-CSR and Form N-Q will contain each Portfolio’s entire holdings as of the applicable calendar quarter end.

You may access information on holdings for the Funds of Funds available under your Contract on the following website:

http://www.jhannuities.com/Marketing/Portfolios/PortfoliosManagementTeamPage.aspx?globalNavID=21

We provide this information in connection with our Contracts, but the John Hancock Variable Insurance Trust is responsible for the accuracy and validity of the information on holdings for the Funds of Funds posted on the website.

Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the Prospectus.

Services

Independent Registered Public Accounting Firm

The financial statements of John Hancock Life Insurance Company of New York at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2012, and for each of the two years in the period ended December 31, 2012, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

1

Servicing Agent

Computer Sciences Corporation Financial Services Group (“CSC FSG”) provides to us a computerized data processing recordkeeping system for variable and fixed annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

•	daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

•	semimonthly commission statements;

•	monthly summaries of agent production and daily transaction reports;

•	semiannual statements for Contract Owners; and

•	annual Contract Owner tax reports.

We pay CSC FSG approximately $7.80 per Contract per year, plus certain other fees for the services provided.

Principal Underwriter

John Hancock Distributors, LLC (“JH Distributors”), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the Contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2012, 2011, and 2010 were $309,982,088, $355,245,024, and $369,132,052, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts’ principal distributor, JH Distributors, and its affiliates (collectively, “JHD”) pay compensation to broker-dealers (firms) for the promotion, sale and servicing of the Contracts. The compensation JHD pays may vary depending on each firm’s selling agreement and the specific Contract(s) distributed by the firm, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts and ongoing services to Contract Owners is not expected to exceed the standard compensation amounts referenced in the Prospectus for the applicable Contract. The amount and timing of this compensation may differ among firms.

The financial advisor through whom your Contract is sold is a registered representative of a broker-dealer, and as such will be compensated pursuant to that registered representative’s own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your financial advisor’s compensation. You are encouraged to ask your financial advisor about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion, sale and servicing of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make additional payments to firms, either from 12b-1 distribution fees received from the Contracts’ underlying investment Portfolios or out of our own resources. These payments are sometimes referred to as “revenue sharing.” Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products, or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of John Hancock annuity contracts, although a small number of firms will continue to receive revenue sharing payments in accordance with the terms of certain agreements entered into with these particular firms.

We are among several insurance companies that pay additional payments to certain firms to receive “preferred” or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists (“shelf-space arrangements”); and other improvements in sales by featuring our products over others.

Revenue sharing payments assisted in our efforts to promote the sale of the Contracts and could be significant to a firm. Not all firms, however, receive additional compensation. We determined which firms to support and the extent of the payments we were willing to make, and generally choose to compensate firms that were willing to cooperate with our promotional efforts and have a strong capability to distribute the Contracts. We did not make an independent assessment of the cost of providing such services. Instead, we agreed with the firm on the methods for calculating any additional compensation. The methods, which vary by firm and are further described below, may have included different categories to measure the amount of revenue sharing payments, such as the level of sales, assets attributable to the firm and the variable annuity contracts covered under the arrangement (including contracts issued by any of our affiliates). The categories of revenue sharing payments that we may provide to firms, directly or through JHD, are not mutually exclusive and may vary from Contract to Contract. We or our affiliates may make additional types of revenue sharing payments for other products, and may enter into new revenue sharing arrangements in the future.

2

The following list includes the names of member firms of the Financial Industry Regulatory Authority (“FINRA”) (or their affiliated broker-dealers) that we are aware (as of December 31, 2012) received a revenue sharing payment of more than $5,000 with respect to annuity business during the latest calendar year:

Name of Firm

DISTRIBUTOR
AIG - SagePoint, Inc (aka AIG Financial Advisors, Inc.)
AIG - FSC Securities Corporation
AIG - Royal Alliance Associates, Inc.
Cambridge Investment Research
CCO Investment Services Co
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Edward Jones Co., L.P.
First Allied Securities
H.D. Vest Investment Services
ING - Financial Network Investment Corp.
ING - Multi-Financial Securities Corporation
ING - PrimeVest Financial Services, Inc.
ING Financial Partners
Janney Montgomery Scott, LLC
John Hancock Financial Network
LPL Financial Corp.
Morgan Stanley & Co., Inc.
Next Financial
NFP Securities
NPH - Invest Financial Corporation
NPH - Investment Center of America, Inc.
NPH - National Planning Corp
NPH - SII Investments, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Stifel, Nicolaus & Company, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.

Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of a variable annuity contract.

3

Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments. We may, directly or through JHD, make or have made revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hoped to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may have featured the Contracts in its sales system or given us additional access to members of its sales force or management. In addition, a firm may have agreed to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm’s sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may have provided a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm (“Sales-Based Payments”). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the “assets under management” attributable to a particular firm (“Asset-Based Payments”). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay or have paid a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract Owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.

Other Payments. We may, directly or through JHD, also provide, either from the 12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may have included seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may have contributed to, as well as sponsored, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may have received prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contracts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

4

State Variations Regarding Recognition of Same-Sex Couples

The federal Defense of Marriage Act (“DOMA”) does not recognize civil unions or same-sex marriages. Therefore, the federal tax treatment available to spouses who fall within the definition of DOMA may not be available to civil union or same-sex marriage partners. However, the following table identifies the states that may, pursuant to state law, extend to civil union and same-sex marriage partners the same benefits (other than federal tax benefits) that are granted to spouses who fall within the definition of DOMA:

State	Type of Jurisdiction	Related Rule
California	Domestic Partnership	Grants nearly all state-level spousal rights to unmarried couples.
Colorado	Designated Beneficiary Agreements	May recognize spouses of civil unions from other jurisdictions.
Connecticut	Same-Sex Marriage
Delaware	Civil Union	Additional laws limit to man and woman only.
District of Columbia	Domestic Partnership, Same-Sex Marriage	Provides some state-level spousal rights to unmarried couples.
Hawaii	Domestic Partnership Civil Union	Provides some state-level spousal rights to unmarried couples. Additional laws limit to man and woman only.
Illinois	Civil Union	Additional laws limit to man and woman only.
Iowa	Same-Sex Marriage
Maine	Domestic Partnerships Same-Sex Marriage	Provides some state-level spousal rights to unmarried couples.
Maryland	Same-Sex Marriage	Recognizes spouses of same-sex marriages who were married in another jurisdiction.
Massachusetts	Same-Sex Marriage
Nevada	Domestic Partnership	Grants nearly all state-level spousal rights to unmarried couples.
New Hampshire	Same-Sex Marriage
New Jersey	Civil Union	Also recognizes spouses of civil unions who were married in another jurisdiction.
Oregon	Domestic Partnership	Grants nearly all state-level spousal rights to unmarried couples.
Rhode Island	Civil Union	Recognizes spouses of civil unions and same-sex marriages who were married in another jurisdiction.
Vermont	Same-Sex Marriage
Washington	Domestic Partnership Same-Sex Marriage	Effective June 30, 2014 domestic partnerships in Washington will be limited to couples who are 62 years of age or older.
Wisconsin	Domestic Partnerships	Provides some state-level spousal rights to unmarried couples.

The table above is current only as of the date of this Statement of Additional Information. Please consult with your own qualified tax advisor for information on: (1) how federal tax rules may affect Contracts where civil union or same-sex marriage partners either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s); and (2) your state’s regulations regarding civil unions and same-sex marriages.

5

Additional Information on Section 403(b) Plans or

Tax-Sheltered Annuities

Restrictions on Section 403(b) Plans

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

•	earnings on those contributions; and

•	earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions.

Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant’s spouse, under section 403(b) of the Code and applicable Treasury Regulations.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under section 403(b), which may result in additional adverse tax consequences to you. Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age 59 1/2, separated from service, died or become disabled. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a section 403(b)(7) custodial account.)

Additional Information on Deferred Compensation Plans of State and

Local Governments and Tax-Exempt Organizations

Restrictions under the Texas Optional Retirement Program

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (“ORP”) to withdraw their interest in a variable annuity contract issued under the ORP only upon:

•	termination of employment in all Texas public institutions of higher education;

•	retirement;

•	death; or

•	the participant’s turning age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. For these purposes a change of company providing ORP benefits or a participant’s transfer between institutions of higher education is not a termination of employment. Consequently there is no termination of employment when a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.

Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

•	the Separate Account; or

•	the ability of the principal underwriter to perform its contract with the Separate Account; or

•	on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

6

APPENDIX A: Audited Financial Statements

A-1

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York

For the Years Ended December 31, 2012, 2011, and 2010

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

The Board of Directors

John Hancock Life Insurance Company of New York

We have audited the accompanying balance sheets of John Hancock Life Insurance Company of New York (the Company) as of December 31, 2012 and 2011, and the related statements of operations, comprehensive income (loss), changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2012 and 2011 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2012 the Company changed its method of accounting for costs relating to the acquisition of insurance contracts.

/s/ Ernst & Young LLP

Boston, Massachusetts

March 27, 2013

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

	December 31,
	2012	2011

	(in millions)
Assets
Investments
Fixed maturities:
Available-for-sale—at fair value (amortized cost: 2012—$6,079; 2011—$7,843)	$6,629	$8,350
Held-for-trading—at fair value (amortized cost: 2012—$332; 2011—$342)	372	372
Equity securities:
Available-for-sale—at fair value (amortized cost: 2012—$1; 2011—$0)	1	-
Investment in unconsolidated affiliate	1	1
Mortgage loans on real estate	977	1,019
Investment real estate, agriculture, and timber	81	86
Policy loans	138	124
Short-term investments	38	54
Other invested assets	5	-

Total Investments	8,242	10,006

Cash and cash equivalents	495	250
Accrued investment income	118	127
Value of business acquired	12	30
Deferred policy acquisition costs and deferred sales inducements	428	421
Amounts due from and held for affiliates	286	198
Reinsurance recoverable	417	390
Derivative assets	654	661
Amounts on deposit with reinsurers	1,701	-
Other assets	61	49
Separate account assets	7,687	7,034

Total Assets	$20,101	$19,166

The accompanying notes are an integral part of these financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS – (CONTINUED)

	December 31,
	2012	2011

	(in millions)
Liabilities and Shareholder’s Equity
Liabilities
Future policy benefits	$5,814	$5,472
Policyholders’ funds	619	830
Unearned revenue	40	49
Unpaid claims and claim expense reserves	37	34
Policyholder dividends payable	2	2
Amounts due to affiliates	166	292
Current income tax payable	85	166
Deferred income tax liability	69	77
Coinsurance funds withheld	2,329	2,233
Payables for collateral on derivatives	158	168
Derivative liabilities	698	586
Deferred gains	117	119
Other liabilities	89	91
Separate account liabilities	7,687	7,034

Total Liabilities	17,910	17,153

Commitments, Guarantees, Contingencies, and Legal Proceedings

Shareholder’s Equity
Common stock ($1.00 par value; 3,000,000 shares authorized; 2,000,003 shares issued and outstanding at December 31, 2012 and 2011)	2	2
Additional paid-in capital	895	895
Retained earnings	938	778
Accumulated other comprehensive income	356	338

Total Company Shareholder’s Equity	2,191	2,013

Total Liabilities and Shareholder’s Equity	$20,101	$19,166

The accompanying notes are an integral part of these financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF OPERATIONS

	Years ended December 31,
	2012	2011	2010

	(in millions)
Revenues
Premiums	$207	$74	$1,164
Fee income	257	413	286
Net investment income	585	597	550
Net realized investment and other gains (losses)	(52)	289	(187)
Other revenue	5	-	-

Total revenues	1,002	1,373	1,813

Benefits and expenses
Benefits to policyholders	511	640	1,366
Policyholder dividends	6	6	8
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	53	139	65
Other operating costs and expenses	219	237	304

Total benefits and expenses	789	1,022	1,743

Income (loss) before income taxes	213	351	70

Income tax expense (benefit)	53	121	(105)

Net income (loss)	160	230	175

Less: net income (loss) attributable to noncontrolling interests	-	-	-

Net income (loss) attributable to the Company	$160	$230	$175

The accompanying notes are an integral part of these financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years ended December 31,
	2012	2011	2010

	(in millions)
Net income (loss)	$160	$230	$175

Other comprehensive income (loss), net of tax
Change in unrealized investment gains (losses):
Unrealized investment gains (losses) arising during the period	126	322	120
Reclassification adjustment for (gains) losses realized in net income	(102)	(208)	2
Unrealized gains (losses) on the effective portion of the change in fair value of cash flow hedges	(2)	97	-
Reclassification of net cash flow hedge (gains) losses to net income	(4)	-	-

Total other comprehensive income (loss), net of tax	18	211	122

Total comprehensive income (loss)	$178	$441	$297

Income taxes included in other comprehensive income (loss)

Change in unrealized investment gains (losses):
Income tax expense (benefit) from unrealized investment gains arising during the period	67	172	66
Income tax (expense) benefit related to reclassification adjustment for gains realized in net income (loss)	(55)	(111)	1
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges:
Income tax expense (benefit) from unrealized gains on the effective portion of the change in fair value cash flow hedges	(1)	52	-
Income tax (expense) benefit related to reclassification of net cash flow hedge gains to net income (loss)	(2)	-	-

Total income tax expense (benefit) in other comprehensive income (loss)	$9	$113	$67

The accompanying notes are an integral part of these financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN SHAREHOLDER’S EQUITY

	Capital Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Shareholder’s Equity attributable to the Company	Outstanding Shares

	(in millions, except for shares outstanding)					(in thousands)
Balance at January 1, 2010 (as previously reported)	$2	$895	$510	$5	$1,412	2,000
Cumulative effect of change in accounting principle, net of tax (Note 1)	-	-	(37)	1	(36)

Balance at January 1, 2010 (as currently reported)	$2	$895	$473	$6	$1,376	2,000

Net income (loss)	-	-	175	-	175
Other comprehensive income (loss), net of tax	-	-	-	121	121
Dividend paid to Parent	-	-	(100)	-	(100)

Balance at December 31, 2010	$2	$895	$548	$127	$1,572	2,000

Net income (loss)	-	-	230	-	230
Other comprehensive income (loss), net of tax	-	-	-	211	211

Balance at December 31, 2011	$2	$895	$778	$338	$2,013	2,000

Net income (loss)	-	-	160	-	160
Other comprehensive income (loss), net of tax	-	-	-	18	18

Balance at December 31, 2012	$2	$895	$938	$356	$2,191	2,000

The accompanying notes are an integral part of these financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2012	2011	2010

	(in millions)
Cash flows from operating activities:
Net income (loss)	$160	$230	$175
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of premiums and accretion of discounts associated with investments, net	43	74	77
Net realized investments and other (gains) losses	52	(289)	187
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	53	139	65
Capitalization of deferred policy acquisition costs and deferred sales inducements	(40)	(48)	(64)
Net cash flows from trading securities	12	54	(40)
(Increase) decrease in accrued investment income	(4)	(6)	(24)
(Increase) decrease in other assets and other liabilities, net	(294)	284	70
Increase (decrease) in policyholder liabilities and accruals, net	211	304	338
Interest credited to policyholder liabilities	112	110	105
Increase (decrease) in deferred income taxes	(17)	(10)	(173)

Net cash provided by (used in) operating activities	288	842	716

Cash flows from investing activities:
Sales of:
Fixed maturities	4,321	5,367	2,258
Equity securities	-	-	-
Mortgage loans on real estate	74	76	11
Investment real estate, agriculture, and timber	6	-	5
Other invested assets	-	-	-
Maturities, prepayments, and scheduled redemptions of:
Fixed maturities	278	551	112
Mortgage loans on real estate	25	23	20
Other invested assets	-	-	-
Purchases of:
Fixed maturities	(4,434)	(5,911)	(3,031)
Equity securities	(1)	-	-
Investment real estate, agriculture, and timber	(1)	(3)	(2)
Other invested assets	(4)	-	-
Mortgage loans on real estate issued	(64)	(330)	(82)
Net (purchases) redemptions of short-term investments	16	13	40
Policy loans advanced, net	(14)	(12)	(15)
Net change in payable for undelivered securities	(4)	3	(2)
Other, net	3	-	-

Net cash provided by (used in) investing activities	201	(223)	(686)

The accompanying notes are an integral part of these financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS – (CONTINUED)

	Years ended December 31,
	2012	2011	2010

	(in millions)
Cash flows from financing activities:
Dividend paid to Parent	-	-	(100)
Universal life and investment-type contract deposits	169	341	395
Universal life and investment-type contract maturities and withdrawals	(378)	(1,082)	(527)
Net transfers from (to) separate accounts related to universal life and investment-type contracts	14	12	1
Unearned revenue on financial reinsurance	(49)	(89)	(26)
Net reinsurance recoverable	-	4	3

Net cash provided by (used in) financing activities	(244)	(814)	(254)

Net increase (decrease) in cash and cash equivalents	245	(195)	(224)
Cash and cash equivalents at beginning of year	250	445	669

Cash and cash equivalents at end of year	$495	$250	$445

Non-cash financing activities during the year:
Transfer of assets to First Allmerica Financial Life Insurance Company	$(1,717)	$-	$-

The accompanying notes are an integral part of these financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

Note 1 — Summary of Significant Accounting Policies

Business. John Hancock Life Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“JHUSA”). JHUSA is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”). JHFC is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company provides a wide range of insurance and investment products to both individual and institutional customers located exclusively in the State of New York (“NY”). These products, including individual life insurance, are sold through an extensive network of agents, securities dealers, and other financial institutions. The Company suspended sales of all its individual and group fixed and variable annuities.

The Company manages individual and group fixed and variable annuity, and individual life insurance contracts (collectively, the contracts) for both individual and institutional customers exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in shares of one of the various portfolios of the John Hancock Variable Insurance Trust (“JHVIT”), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

Basis of Presentation. These financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

The Company’s investment in John Hancock Investment Management Services, LLC (“JHIMS”), an affiliated company, is accounted for using the equity method of accounting and is included in investment in unconsolidated affiliate.

Reclassifications. Certain prior year amounts have been reclassified to conform to the current year presentation.

Investments. The Company determines the classification of its financial assets at initial recognition. Fixed maturity and equity securities are recognized initially at fair value plus, in the case of investments not held for trading, directly attributable transaction costs. The Company classifies its fixed maturity securities as either available-for-sale or held-for-trading and records these securities at fair value. Unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder’s equity, net of policyholder related amounts and deferred income taxes. Unrealized investment gains and losses related to held-for-trading securities are reflected in net realized investment and other gains (losses).

Interest income on fixed maturity securities is generally recognized on the accrual basis. The amortized cost of fixed maturity securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premiums and accretion of discounts is on an effective yield basis and is included in net investment income. The Company recognizes an impairment loss only when management does not expect to recover the amortized cost of the fixed maturity security.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premiums or accretion of discounts, less an allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. When contractual payments of mortgage investments are more than 90 days in arrears or when loans are considered impaired, interest is no longer accrued. Mortgage loans on real estate are evaluated periodically as part of the Company’s loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan’s original effective interest rate, or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is applied to reduce the outstanding investment balance. Interest received on other mortgage loans that are on non-accrual status is recorded as interest income on a cash basis. If foreclosure becomes probable, the measurement method used is based on the collateral’s fair value. Foreclosed real estate is recorded at the collateral’s fair value at the date of foreclosure, which establishes a new cost basis.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Investment real estate and agriculture, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate and agriculture is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

Derivative Financial Instruments. The Company uses derivative financial instruments (“derivatives”) to manage exposures to foreign currency, interest rate, and other market risks arising from on-balance sheet financial instruments, certain insurance contract liabilities, and selected anticipated transactions. Derivatives are recorded at fair value. Derivatives with unrealized gains are reported as derivative assets and derivatives with unrealized losses are reported as derivative liabilities. Derivatives embedded in other instruments (“host instruments”), such as investment securities, reinsurance contracts, and certain benefit guarantees, are separately recorded as derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the host instrument is not held-for-trading or carried at fair value.

A determination is made for each relationship as to whether hedge accounting can be applied. Where hedge accounting is not applied, changes in fair value of derivatives are recorded in net realized investment and other gains (losses).

Where the Company has elected to use hedge accounting, a hedge relationship is designated and documented at inception. Hedge effectiveness is evaluated at inception and throughout the term of the hedge, and hedge accounting is only applied when the Company expects that each hedging instrument will be highly effective in achieving offsetting changes in fair value or changes in cash flows attributable to the risk being hedged. Hedge effectiveness is assessed quarterly using a variety of consistently applied techniques, including regression analysis and cumulative dollar offset. When it is determined that the hedging relationship is no longer effective or the hedged item has been sold or terminated, the Company discontinues hedge accounting prospectively. In such cases, if the derivative hedging instruments are not sold or terminated, any subsequent changes in fair value of the derivative are recognized in net realized investment and other gains (losses).

For derivatives that are designated as hedging instruments, changes in fair value are recognized according to the nature of the risks being hedged, as discussed below.

Fair Value Hedges. In a fair value hedging relationship, changes in the fair value of the hedging derivatives are recorded in net realized investment and other gains (losses), along with changes in fair value attributable to the hedged risk. The carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged risk. To the extent the changes in the fair value of derivatives do not offset the changes in the fair value of the hedged item attributable to the hedged risk in net realized investment and other gains (losses), any ineffectiveness will remain in net realized investment and other gains (losses). When hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments are amortized to net investment income over the remaining term of the hedged item unless the hedged item is sold, at which time the balance is recognized immediately in net investment income.

Cash Flow Hedges. In a cash flow hedge relationship, the effective portion of the changes in the fair value of the hedging instrument is recorded in accumulated other comprehensive income (AOCI), while the ineffective portion is recognized in net realized investment and other gains (losses). Unrealized gains and losses recorded in AOCI are recognized in income during the same periods as the variability in the cash flows hedged or the hedged forecasted transactions are recognized.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Unrealized gains and losses on cash flow hedges recorded in AOCI are reclassified immediately to income when the hedged item is sold or the forecasted transaction is no longer expected to occur. When a hedge is discontinued, but the hedged forecasted transaction remains highly probable to occur, the amounts in AOCI are reclassified to net realized investment and other gains (losses) in the periods during which variability in the cash flows hedged or the hedged forecasted transaction is recognized in income.

Cash and Cash Equivalents. Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Value of Business Acquired. Value of business acquired (“VOBA”) is the present value of estimated future profits of insurance policies in-force. The Company amortizes VOBA using the same methodology and assumptions used to amortize deferred policy acquisition costs (“DAC”) and tests for recoverability at least annually.

Deferred Policy Acquisition Costs, Deferred Sales Inducements and Unearned Revenue. DAC are costs that are directly related to the successful acquisition or renewal of insurance contracts. Such costs include: (1) incremental direct costs of contract acquisition, such as commissions; (2) the portion of an employee’s total compensation and benefits directly related to underwriting, policy issuance and processing, medical inspection, and contract selling of new and renewal insurance contracts with respect to actual policies acquired or renewed; (3) other costs directly related to acquisition or renewal activities that would not have been incurred had a policy not been acquired or renewed; and (4) in limited circumstances, the costs of direct response advertising whose primary purpose is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in contract acquisition. All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

DAC related to participating traditional life insurance is amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve, and expected annual policyholder dividends. For annuity, universal life insurance, and investment-type products, DAC and unearned revenue are amortized generally in proportion to the change in present value of expected gross profits arising principally from surrender charges, investment results, including realized investment and other gains (losses), and mortality and expense margins. DAC amortization includes retrospective adjustments when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized gains (losses) on investments as if these gains (losses) had been realized, with corresponding credits or charges included in AOCI.

DAC and unearned revenue related to non-participating traditional life insurance are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

The Company offers sales inducements, including enhanced crediting rates or bonus payments, to contract holders on certain of its individual and group annuity products. The Company defers sales inducements (“DSI”) and amortizes them over the life of the underlying contracts using the same methodology and assumptions used to amortize DAC.

Reinsurance. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Statements of Operations reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks, and provide additional capacity for growth. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its contract holders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

When a reinsurance agreement does not subject the reinsurer to the reasonable possibility of significant loss, the Company accounts for the agreement as financial reinsurance and uses deposit-type accounting treatment with only the reinsurance risk fee being reported in other operating costs and expenses.

Separate Account Assets and Liabilities. Separate account assets and liabilities reported on the Company’s Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of contract holders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value, and separate account liabilities are set equal to the fair value of the separate account assets. Deposits, surrenders, net investment income, net realized investment and other gains (losses), and the related liability changes of separate accounts are offset within the same line item in the Statements of Operations. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company. For the years ended December 31, 2012, 2011, and 2010 there were no gains or losses on transfers of assets from the general account to the separate account.

Future Policy Benefits and Policyholders’ Funds. Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented 57% and 59% of the Company’s traditional life net insurance in-force at December 31, 2012 and 2011, respectively, and 24%, 23%, and 52% of the Company’s traditional life net insurance premiums for the years ended December 31, 2012, 2011, and 2010, respectively.

Benefit liabilities for annuities during the accumulation period are equal to accumulated contract holders’ fund balances and after annuitization are equal to the present value of expected future payments.

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, persistency, interest, and expenses established at the policy issue or acquisition date. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

Policyholders’ funds are generally equal to the total of the policyholder account values before surrender charges and additional reserves established on certain guarantees offered in certain investment-type products. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders’ account balances.

Components of policyholders’ funds were as follows:

	December 31,
	2012	2011

	(in millions)
Participating pension contracts	$400	$543
Funding agreements	-	-
Guaranteed investments contracts	32	91

Total liabilities for investment-type products	432	634
Individual and group annuities	97	113
Certain traditional life policies, life insurance retained asset accounts and other	90	83

Total policyholders’ funds	$619	$830

Liabilities for unpaid claims and claim expense reserves include estimates of payments to be made on reported life insurance claims and estimates of incurred but not reported claims based on historical claims development patterns.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

Deferred Gains. The Company amortizes the deferred gains over 10 years using the effective interest method.

Revenue Recognition. Premiums from non-participating traditional life insurance and annuity policies with life contingencies are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Deposits related to universal life and investment-type products are credited to policyholders’ account balances. Revenues from these contracts, as well as annuity contracts, consist of amounts assessed against policyholders’ account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Fee income also includes advisory fees and administrative service fees collected from the separate accounts. Such fees are recognized in the period in which the services are performed.

Income Taxes. The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax and financial statement bases of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized for the consolidation group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

Adoption of Recent Accounting Pronouncements

New accounting standards that do not have a material impact to the Company’s primary financial statements or notes thereto are not included below.

Fair Value Measurements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”) which amends ASC Topic 820, “Fair Value Measurements”. The key changes in measurement principles include limiting the concepts of highest and best use and valuation premise to nonfinancial assets, providing a framework for considering whether a premium or discount can be applied in a fair value measurement, and aligning the fair value measurement of instruments classified within an entity’s shareholders’ equity with the guidance for liabilities. Disclosures will be required for all transfers between Levels 1 and 2 within the valuation hierarchy, the use of a nonfinancial asset measured at fair value if its use differs from its highest and best use, the level in the valuation hierarchy of assets and liabilities not recorded at fair value but for which fair value is required to be disclosed, and for Level 3 measurements, quantitative information about unobservable inputs used, a description of the valuation processes used, and qualitative discussion about the sensitivity of the measurements. The Company adopted the revised accounting standard effective January 1, 2012 via prospective adoption, as required. The expanded disclosures required by this guidance are included in the Fair Value Measurements Note. The adoption of ASU 2011-04 did not impact the Company’s financial position or results of operations.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”), and in December 2011 issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”) both of which amend ASC Topic 220, “Comprehensive Income”. These standards require entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive statements of net income and other comprehensive income. The new requirements did not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. These standards became effective retrospectively beginning January 1, 2012. The Company opted to present the statements of net income and other comprehensive income in separate, but consecutive statements. The adoptions of ASU 2011-05 and ASU 2011-12 did not impact the Company’s financial position or results of operations.

Deferred Policy Acquisition Costs and Deferred Sales Inducements

Effective January 1, 2012, the Company adopted ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”) which amends ASC 944. ASU 2010-26 modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. This guidance has been applied retrospectively, as permitted by the standard. As a result of this accounting change, shareholder’s equity, as of January 1, 2010, decreased by $36 million, after tax, from $1,412 million, as previously reported, to $1,376 million due to a reduction of the Company’s DAC and DSI asset balance related to certain costs that did not meet the provisions of the standard.

The following tables present the effects of retrospective adjustments and reclassifications to the Company’s previously reported Balance Sheet, Statements of Operations, Statements of Comprehensive Income, and Statements of Cash Flows:

	December 31, 2011
	As Previously Reported	DAC and DSI Change in Accounting Principle (1)	Presentation Reclassification (2)	As Reported

	(in millions)
Assets
Deferred policy acquisition costs and deferred sales inducements	$478	$(57)	$-	$421
Liabilities
Amounts due to affiliates	227	-	65	292
Coinsurance funds withheld	2,298	-	(65)	2,233
Deferred income tax liability	97	(20)	-	77
Shareholder’s Equity
Retained earnings	818	(40)	-	778
Accumulated other comprehensive income	335	3	-	338
Total shareholder’s equity	2,050	(37)	-	2,013

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

	Year ended December 31, 2011
	As Previously Reported	DAC and DSI Change in Accounting Principle (1)	Presentation Reclassification (2)	As Reported

	(in millions)
Revenues
Net investment income	$499	$-	$98	$597
Benefits and Expenses
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	152	(13)	-	139
Other operating costs and expenses	131	8	98	237
Income (loss) before income taxes	346	5	-	351
Income tax expense (benefit)	119	2	-	121
Net income (loss)	227	3	-	230

	Year ended December 31, 2010
	As Previously Reported	DAC and DSI Change in Accounting Principle (1)	Presentation Reclassification (2)	As Reported

	(in millions)
Revenues
Fee income	$282	$-	$4	$286
Net investment income	462	-	88	550
Benefits and Expenses
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	68	(3)	-	65
Other operating costs and expenses	200	12	92	304
Income (loss) before income taxes	79	(9)	-	70
Income tax expense (benefit)	(102)	(3)	-	(105)
Net income (loss)	181	(6)	-	175

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

	Year ended December 31, 2011
	As Previously Reported	DAC and DSI Change in Accounting Principle (1)	Presentation Reclassification (2)	As Reported

	(in millions)
Net income (loss)	$227	$3	$-	$230
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	152	(13)	-	139
Capitalization of deferred policy acquisition costs and deferred sales inducements	(56)	8	-	(48)
Increase (decrease) in deferred income taxes	(12)	2	-	(10)

	Year ended December 31, 2010
	As Previously Reported	DAC and DSI Change in Accounting Principle (1)	Presentation Reclassification (2)	As Reported

	(in millions)
Net income (loss)	$181	$(6)	$-	$175
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	68	(3)	-	65
Capitalization of deferred policy acquisition costs and deferred sales inducements	(76)	12	-	(64)
Increase (decrease) in deferred income taxes	(170)	(3)	-	(173)
(1)	See discussion included in the Significant Accounting Policies Note — Adoption of Recent Accounting Pronouncements — Deferred Policy Acquisition Costs and Deferred Sales Inducements for further information on this change to the Company’s previously reported results.
(2)	See discussion included in the Significant Accounting Policies Note — Reclassifications for further information on this change to the Company’s previously reported results.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Future Adoption of Recent Accounting Pronouncements

Offsetting Assets and Liabilities

In December 2011, the FASB released ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) which amends ASC Topic 210, “Balance Sheet”. ASU 2011-11 requires companies to provide new disclosures about offsetting and related arrangements for financial instruments and derivatives. The provisions of ASU 2011-11 are effective for annual reporting periods beginning on or after January 1, 2013, and are required to be applied retrospectively. When adopted, ASU 2011-11 is not expected to materially impact the Company’s financial position or results of operations.

Note 2 — Investments

Fixed Maturities and Equity Securities

The Company’s investments in available-for-sale fixed maturities and equity securities are summarized below:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Other-Than- Temporary Impairments in AOCI

	(in millions)
Fixed maturities and equity securities:
Corporate debt securities	$3,470	$406	$(5)	$3,871	$-
Commercial mortgage-backed securities	222	8	-	230	-
Residential mortgage-backed securities	-	-	-	-	-
Collateralized debt obligations	-	-	-	-	-
Other asset-backed securities	42	4	-	45	-
U.S. Treasury securities and obligations of U.S. government corporations and agencies	2,052	99	(13)	2,137	-
Obligations of states and political subdivisions	236	51	-	287	-
Debt securities issued by foreign governments	57	2	-	59	-

Fixed maturities	6,079	570	(18)	6,629	-
Other fixed maturities	-	-	-	-	-

Total fixed maturities available-for-sale	6,079	570	(18)	6,629	-

Equity securities available-for-sale	1	-	-	1	-

Total fixed maturities and equity securities available-for-sale	$6,080	$570	$(18)	$6,630	$-

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Other-Than- Temporary Impairments in AOCI

	(in millions)
Fixed maturities and equity securities:
Corporate debt securities	$4,791	$354	$(21)	$5,124	$-
Commercial mortgage-backed securities	676	27	-	703	-
Residential mortgage-backed securities	-	-	-	-	-
Collateralized debt obligations	2	-	-	2	-
Other asset-backed securities	83	3	(1)	85	-
U.S. Treasury securities and obligations of U.S. government corporations and agencies	2,009	106	-	2,115	-
Obligations of states and political subdivisions	223	37	-	260	-
Debt securities issued by foreign governments	59	2	-	61	-

Fixed maturities	7,843	529	(22)	8,350	-
Other fixed maturities	-	-	-	-	-

Total fixed maturities available-for-sale	7,843	529	(22)	8,350	-

Equity securities available-for-sale	-	-	-	-	-

Total fixed maturities and equity securities available-for-sale	$7,843	$529	$(22)	$8,350	$-

The amortized cost and fair value of available-for-sale fixed maturities at December 31, 2012, by contractual maturity, are shown below:

	Amortized Cost	Fair Value

	(in millions)
Fixed maturities:
Due in one year or less	$316	$319
Due after one year through five years	881	937
Due after five years through ten years	1,032	1,132
Due after ten years	3,586	3,966

	5,815	6,354
Asset-backed and mortgage-backed securities	264	275

Total	$6,079	$6,629

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

Fixed Maturities Impairment Review

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all fixed maturity securities where there is evidence of impairment or a significant unrealized loss at the balance sheet date. Generally, securities with market value less than 60 percent of amortized cost for six months or more indicate an impairment is present. Accordingly, securities in this category are normally deemed impaired unless there is clear evidence they should not be impaired. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a fixed maturity security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the fixed maturity security to maturity or until it recovers in value. If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired fixed maturity security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired, and the Company records a charge to earnings for the full amount of impairment (the difference between the current carrying amount and fair value of the security). For fixed maturity securities in an unrealized loss position where the Company does not intend to sell or is not more likely than not to be required to sell, the Company determines its ability to recover the amortized cost of the security by comparing the net present value of the projected future cash flows to the amortized cost of the security. If the net present value of the cash flow is less than the security’s amortized cost, then the difference is recorded as a credit loss. The difference between the estimates of the credit loss and the overall unrealized loss on the security is the non-credit-related component. The credit loss portion is charged to net realized investment and other gains (losses) on the Statements of Operations, while the non-credit loss is charged to AOCI on the Balance Sheets.

The net present value used to determine the credit loss is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, investee financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The projections are estimated using assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default.

Similarly, management evaluates all facts and circumstances and exercises professional judgment in determining whether an other-than-temporary impairment of equity securities exists. The MFC Credit Committee reviews and approves the proposed impairments based on an analysis of the evidence, including the current market price, the length of time the security has been in an unrealized loss position, forecasted EPS, consensus price targets, projected P/E ratios, overall financial health of each issuer, liquidity or solvency issues, announced changes in ownership structure, changes to issuer debt ratings, changes to dividend payments, changes in products, markets or competition, and other industry specific or macro economic factors.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The cost amounts for fixed maturity securities are net of other-than-temporary impairment charges.

The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual available-for-sale fixed maturities and equity securities have been in a continuous unrealized loss position:

Unrealized Losses on Fixed Maturity and Equity Securities — By Investment Age

	December 31, 2012
	Less than 12 months		12 months or more		Total

	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses

			(in millions)
Corporate debt securities	$186	$(4)	$32	$(1)	$218	$(5)
Commercial mortgage-backed securities	10	-	-	-	10	-
Residential mortgage-backed securities	-	-	-	-	-	-
Collateralized debt obligations	-	-	-	-	-	-
Other asset-backed securities	-	-	-	-	-	-
US Treasury securities and obligations of US government corps and agencies	643	(13)	-	-	643	(13)
Obligations of states and political subdivisions	12	-	-	-	12	-
Debt securities issued by foreign governments	3	-	18	-	21	-
Total fixed maturities available-for-sale	854	(17)	50	(1)	904	(18)
Equity securities available-for-sale	-	-	-	-	-	-
Total	$854	$(17)	$50	$(1)	$904	$(18)

	December 31, 2011
	Less than 12 months		12 months or more		Total

	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses

			(in millions)
Corporate debt securities	$375	$(17)	$51	$(4)	$426	$(21)
Commercial mortgage-backed securities	-	-	-	-	-	-
Residential mortgage-backed securities	-	-	-	-	-	-
Collateralized debt obligations	-	-	-	-	-	-
Other asset-backed securities	17	(1)	-	-	17	(1)
US Treasury securities and obligations of US government corps and agencies	-	-	-	-	-	-
Obligations of states and political subdivisions	-	-	-	-	-	-
Debt securities issued by foreign governments	-	-	-	-	-	-
Total fixed maturities available-for-sale	392	(18)	51	(4)	443	(22)
Equity securities available-for-sale	-	-	-	-	-	-
Total	$392	$(18)	$51	$(4)	$443	$(22)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade available-for-sale fixed maturity securities decreased to $1 million at December 31, 2012 from $2 million at December 31, 2011.

At December 31, 2012 and 2011, there were 62 and 90 fixed maturity securities with an aggregate gross unrealized loss of $18 million and $22 million, respectively, of which the single largest unrealized loss was $12 million and $5 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

Available-for-sale securities with amortized cost of $2 million were non-income producing for the year ended December 31, 2012. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2012.

Assets on Deposit and Pledged as Collateral

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the fair value of the pledged or deposited assets:

	December 31,
	2012	2011

	(in millions)
Bonds pledged in support of over-the-counter derivative instruments	$1	$1
Bonds pledged in support of exchange-traded futures	24	43
Bonds on deposit with government authorities	1	1

Total assets pledged as collateral and on deposit	$26	$45

Mortgage Loans on Real Estate

At December 31, 2012 and 2011, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

December 31, 2012:

Collateral Property Type	Carrying Amount	Geographic Concentration	Carrying Amount

	(in millions)		(in millions)
Apartments	$201	East North Central	$146
Industrial	130	East South Central	2
Office buildings	322	Middle Atlantic	114
Retail	251	Mountain	48
Mixed use	-	New England	37
Agricultural	-	Pacific	333
Agribusiness	2	South Atlantic	193
Other	71	West North Central	39
		West South Central	65
		Canada / Other	-
Provision for losses	-	Provision for losses	-

Total	$977	Total	$977

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

December 31, 2011:

Collateral Property Type	Carrying Amount	Geographic Concentration	Carrying Amount

	(in millions)		(in millions)
Apartments	$223	East North Central	$151
Industrial	140	East South Central	2
Office buildings	322	Middle Atlantic	129
Retail	262	Mountain	54
Mixed use	3	New England	40
Agricultural	-	Pacific	325
Agribusiness	-	South Atlantic	210
Other	76	West North Central	49
		West South Central	66
		Canada / Other	-
Provision for losses	(7)	Provision for losses	(7)

Total	$1,019	Total	$1,019

At the end of each quarter, the MFC Loan Review Committee reviews all mortgage loans rated BB or lower, as determined by review of the underlying collateral, and decides whether an allowance for credit loss is needed. The Company considers collateral value, the borrower’s ability to pay, normal historical credit loss levels, and future expectations in evaluating whether an allowance for credit losses is required for impaired loans.

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

	Balance at Beginning of Period	Additions	Recoveries	Charge-offs and Disposals	Balance at End of Period

	(in millions)

Year ended December 31, 2012	$7	$-	$-	$(7)	$-

Year ended December 31, 2011	2	9	-	(4)	7

Year ended December 31, 2010	-	2	-	-	2

A mortgage loan charge-off is recorded when the impaired loan is disposed or when an impaired loan is determined to be a full loss with no possibility of recovery. Charge-offs are deducted from the allowance for probable losses.

Mortgage loans with a carrying value of $0 million were non-income producing for the year ended December 31, 2012. Mortgage loans with a carrying value of $0 million were on nonaccrual status at December 31, 2012 . At December 31, 2012, mortgage loans with a carrying value of $0 million were delinquent by less than 90 days and $0 million were delinquent by 90 days or more.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The Company provides for credit risk on mortgage loans by establishing allowances against the carrying value of the impaired loans. The total recorded investment in mortgage loans that is considered to be impaired along with the related allowance for credit losses was as follows:

	December 31,
	2012	2011

	(in millions)
Impaired mortgage loans on real estate with provision for losses	$-	$23
Allowance for credit losses	-	(7)

Net impaired mortgage loans on real estate	$-	$16

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

	December 31,
	2012	2011	2010

	(in millions)

Average recorded investment in impaired loans	$9	$20	$8
Interest income recognized on impaired loans	-	-	-

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (IRR). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2012	2011

	(in millions)
AAA	$30	$29
AA	125	129
A	238	247
BBB	562	582
BB	22	15
B and lower and unrated	-	17

Total	$977	$1,019

Investment Real Estate and Agriculture

Investment real estate and agriculture of $18 million was non-income producing for the year ended December 31, 2012. Depreciation expense on investment real estate and agriculture was $2 million, $2 million, and $2 million for the years ended December 31, 2012, 2011, and 2010 respectively. Accumulated depreciation was $5 million and $3 million at December 31, 2012 and 2011, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

Equity Method Investments

The Company has a 36% equity ownership in JHIMS, which is included in investment in unconsolidated affiliate, and is allocated approximately 36% of earnings pursuant to the Limited Liability Company Agreement. As of December 31, 2012 and 2011, total assets of JHIMS were $80 million and $71 million, respectively, and total liabilities of JHIMS were $78 million and $69 million, respectively. For the years ended December 31, 2012, 2011, and 2010, net income of JHIMS was $520 million, $481 million, and $440 million, respectively. The Company’s share of income earned from its investment in JHIMS was $183 million, $175 million, and $166 million for the years ended December 31, 2012, 2011, and 2010, respectively, and is included in net investment income.

Net Investment Income and Net Realized Investment and Other Gains (Losses)

The following information summarizes the components of net investment income and net realized investment and other gains (losses):

	December 31,
	2012	2011	2010

	(in millions)
Net investment income
Fixed maturities	$331	$366	$345
Equity securities	-	-	-
Mortgage loans on real estate	49	40	33
Investment real estate, agriculture, and timber	17	10	7
Policy loans	6	6	6
Short-term investments	1	1	-
Derivatives	25	23	13
Equity method investments and other (1)	183	175	166

Gross investment income	612	621	570

Less investment expenses	(27)	(24)	(20)

Net investment income	$585	$597	$550

	December 31,

	2012	2011	2010

	(in millions)
Net realized investment and other gains (losses)
Fixed maturities	$170	$337	$16
Equity securities	-	-	-
Mortgage loans on real estate	3	(7)	-
Derivatives	(211)	(24)	(185)
Other invested assets	1	-	-
Amounts credited to participating contract holders	(15)	(17)	(18)

Net realized investment and other gains (losses)	$(52)	$289	$(187)

(1)	Primarily represents income earned from the Company’s investment in JHIMS.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The change in net unrealized gain on fixed maturities classified as held-for-trading of $10 million, $13 million, and $16 million is included in net realized investment and other gains (losses) for the years ended December 31, 2012, 2011, and 2010, respectively.

The change in net unrealized gains (losses) on derivatives of ($134) million, $14 million, and ($138) million is included in net realized investment and other gains (losses) for the years ended December 31, 2012, 2011, and 2010, respectively.

For, 2012, 2011, and 2010 net investment income passed through to participating contract holders as interest credited to policyholder account balances amounted to $23 million, $30 million, and $29 million respectively.

Gross gains were realized on the sale of available-for-sale securities of $190 million, $345 million, and $70 million for the years ended December 31, 2012, 2011, and 2010, respectively, and gross losses were realized on the sale of available-for-sale securities of $51 million, $26 million, and $68 million for the years ended December 31, 2012, 2011, and 2010, respectively. In addition, there were no other-than-temporary impairments on available-for-sale securities for the years ended December 31, 2012, 2011, and 2010, respectively, recognized in the Statements of Operations.

Note 3 — Value of Business Acquired

The balance of and changes in VOBA were as follows:

	December 31,
	2012	2011

	(in millions)
Balance, beginning of year	$30	$42
Amortization	(28)	(8)
Change due to unrealized investment gains (losses)	10	(4)

Balance, end of year	$12	$30

The following table provides estimated future amortization for the periods indicated:

VOBA Amortization
(in millions)
2013	$6
2014	2
2015	1
2016	1
2017	1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 4 — Deferred Policy Acquisition Costs and Deferred Sales Inducements

The balance of and changes in deferred policy acquisition costs were as follows:

	December 31,
	2012	2011

	(in millions)
Balance, beginning of year	$397	$499
Capitalization	40	47
Amortization	(24)	(124)
Change due to unrealized investment gains	(8)	(25)

Balance, end of year	$405	$397

The balance of and changes in deferred sales inducements (“DSI”) were as follows:

	December 31,
	2012	2011

	(in millions)
Balance, beginning of year	$24	$32
Capitalization	-	1
Amortization	(1)	(7)
Change due to unrealized investment gains	-	(2)

Balance, end of year	$23	$24

See the Summary of Significant Accounting Policies Note for information on the retrospective application of the adoption of new accounting guidance related to DAC and DSI.

Note 5 — Related Party Transactions

Reinsurance Transactions

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred from JHUSA to the Company. The transfer included participating traditional life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to the participating traditional life insurance policies were transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance funds withheld agreement. As the reinsurance agreements do not subject the reinsurer to reasonable possibility of significant loss, they are classified as financial reinsurance and given deposit-type accounting treatment. The Company retained the invested assets supporting this block of business and $2,329 million and $2,233 million was recorded to the coinsurance funds withheld liability as of December 31, 2012 and 2011, respectively.

The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from JHUSA to JHNY under a coinsurance agreement. As of December 31, 2012 and 2011, the Company reported a reinsurance payable to JHUSA of $66 million and $163 million, respectively.

Effective January 1, 2010, the Company entered into a partition and novation reinsurance agreement with an affiliate, John Hancock Reassurance Company Limited (“JHRECO”), to reinsure 20% of the risk related to payout annuity policies issued January 1, 2008 through September 30, 2008 and 65% of the risk related to payout annuity policies issued prior to January 1, 2008. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Related Party Transactions - (continued)

Company. The Company recorded a reinsurance recoverable from JHRECO for ceded reserves and cost of reinsurance of ($19) million and ($17) million at December 31, 2012 and 2011, respectively, on the Company’s Balance Sheets. As of December 31, 2012 and 2011, respectively, the Company reported a reinsurance receivable from JHRECO of $1 million and $1 million, which was included with amounts due from and held for affiliates on the Company’s Balance Sheets. Premiums ceded to JHRECO were $0 million, $15 million and $0 million during the years ended December 31, 2012, 2011, and 2010, respectively. Claims incurred ceded to JHRECO were $34 million, $44 million and $34 million during the years ended December 31, 2012, 2011, and 2010, respectively.

Service Agreements

The Company has formal service agreements with JHUSA. Under these agreements, the Company will pay investment and operating expenses incurred by JHUSA on behalf of the Company. Services provided under the agreements include legal, personnel, marketing, investment, and certain other administrative services and are billed based on intercompany cost allocations. Costs incurred under the agreements were $65 million, $66 million, and $65 million for the years ended December 31, 2012, 2011, and 2010, respectively. As of December 31, 2012 and 2011, the Company had amounts payable of $14 million and $13 million, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Effective December 28, 2009, in connection with the hedging risks associated with the Company’s variable annuity products, the Company entered into an Asset & Liability Management Services Agreement with MLI, pursuant to which MLI performs certain asset and liability management services in connection with the hedging program. The fees for services provided under this agreement are determined at fair market value. Costs incurred under this agreement were $1 million, $2 million, and $1 million for the years ended December 31, 2012, 2011, and 2010, respectively. As of December 31, 2012 and 2011, the Company had no amounts payable.

Other

The Company entered into an Amended and Restated Underwriting and Distribution Agreement with John Hancock Distributors, LLC (“JHD”), effective December 1, 2009, pursuant to which JHD is appointed as the principal underwriter and exclusive distributor of the variable annuity, variable life and other products issued by the Company. This agreement replaced and superseded the previous Underwriting and Distribution Agreement dated January 1, 2002 between the parties. For the years ended December 31, 2012, 2011, and 2010, the Company was billed by JHD for underwriting commissions of $67 million, $75 million, and $87 million, respectively. The Company had amounts payable for services provided of $4 million and $3 million at December 31, 2012 and 2011, respectively.

The Company had receivables from JHIMS relating to distributions of $16 million and $14 million, which were included in accrued investment income at December 31, 2012 and 2011, respectively.

The Company participates in a liquidity pool operated by JHUSA, in which affiliates can invest excess cash. Terms of participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool Agreement effective January 1, 2010. The Company had $333 million and $51 million invested in this pool at December 31, 2012 and 2011, respectively, which were included in cash and cash equivalents on the Company’s Balance Sheets.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 6 — Reinsurance

The effect of reinsurance on life and fixed and variable annuity premiums earned was as follows:

	Years ended December 31,
	2012	2011	2010

	(in millions)
Direct	$89	$110	$110
Assumed	158	22	1,090
Ceded	(40)	(58)	(36)

Net	$207	$74	$1,164

For the years ended December 31, 2012, 2011, and 2010, benefits to policyholders under life and annuity ceded reinsurance contracts were $104 million, $95 million, and $107 million, respectively.

The Company also entered into a coinsurance agreement with Commonwealth Annuity to reinsure 90% of its fixed deferred annuity business effective July 1, 2012. The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets which included $231 million in cash and $1,481 million in fixed maturities. The Company incurred a pre-tax gain of $46 million in connection with the transaction. Under the terms of the agreement, the Company will maintain responsibility for servicing of the policies. In addition, the agreement does not meet the criteria for reinsurance accounting and was given deposit-type accounting treatment that resulted in the recognition of an asset for amounts on deposit with reinsurers of $1,701 million on the Balance Sheets.

At December 31, 2012, the Company had treaties with 28 reinsurers for its life insurance business (25 non-affiliated and 3 affiliated). The per policy life risk retained by the Company is capped at a maximum of $30 million on single life policies and $35 million on survivorship life policies. The previous limit of $100 thousand, which was revised as a consequence of the transfer of NY business, continues to apply to policies and reinsurance agreements in-force as at December 31, 2009. In 2012, recoveries under these agreements totaled $70 million on $92 million of death claims. In 2011, recoveries under these agreements totaled $50 million on $69 million of death claims. In 2010, recoveries under these agreements totaled $73 million on $102 million of death claims.

Note 7 — Derivatives and Hedging Instruments

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, other financial instruments, commodity prices or indices. The Company uses derivatives including swaps and futures agreements to manage current and anticipated exposures to changes in interest rates and equity market prices.

Swaps are over-the-counter (“OTC”) contractual agreements between the Company and a third party to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency.

Futures agreements are contractual obligations to buy or sell a financial instrument, foreign currency or other underlying commodity on a predetermined future date at a specified price. Futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Derivatives and Hedging Instruments - (continued)

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements to hedge the variable cash flows associated with future fixed income asset acquisitions, which will support the Company’s life insurance business. These agreements will reduce the impact of future interest rates changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. The Company also uses interest rate swap agreements to hedge the variable cash flows associated with payments that it will receive on certain floating rate fixed income securities.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. Basis swaps are included in interest rate swaps for disclosure purposes. The Company utilizes basis swaps in non-qualifying hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

Equity Market Contracts. Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in non-qualifying hedging relationships.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Derivatives and Hedging Instruments - (continued)

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in hedging and non-hedging relationships:

		December 31, 2012			December 31, 2011
		Notional Amount	Fair Value Assets	Fair Value Liabilities	Notional Amount	Fair Value Assets	Fair Value Liabilities

		(in millions)
Qualifying Hedging Relationships
Fair value hedges	Interest rate swaps	$212	$32	$-	$47	$25	$-
	Foreign currency swaps	-	-	-	-	-	-

Cash flow hedges	Interest rate swaps	311	78	3	500	150	-
	Foreign currency swaps	-	-	-	-	-	-
	Foreign currency forwards	-	-	-	-	-	-
	Equity market contracts	-	-	-	-	-	-

Total Derivatives in Hedging Relationships		$523	$110	$3	$547	$175	$-

Non-Hedging Relationships
	Interest rate swaps	$7,385	$544	$347	$4,585	$486	$323
	Interest rate futures	284	-	-	390	-	-
	Foreign currency swaps	-	-	-	-	-	-
	Foreign currency forwards	-	-	-	-	-	-
	Foreign currency futures	-	-	-	-	-	-
	Equity market contracts	-	-	-	-	-	-
	Equity index futures	394	-	-	467	-	-
	Interest rate options	-	-	-	-	-	-
	Credit default swaps	-	-	-	-	-	-
	Embedded derivatives – fixed maturities	-	-	-	-	-	-
	Embedded derivatives – reinsurance contracts	-	-	348	-	-	263
	Embedded derivatives – participating pension contracts (1)	-	-	37	-	-	25
	Embedded derivatives – benefit guarantees (1)	-	75	108	-	74	102

Total Derivatives in Non-Hedging Relationships		8,063	619	840	5,442	560	713

Total Derivatives (2)		$8,586	$729	$843	$5,989	$735	$713

(1)	Embedded derivatives related to participating pension contracts are reported as part of future policy benefits and embedded derivatives related to benefit guarantees are reported as part of reinsurance recoverable or future policy benefits on the Balance Sheets.
(2)	The fair values of all derivatives in an asset position are reported within derivative assets on the Balance Sheets, and derivatives in a liability position are reported within derivative liabilities on the Balance Sheets, excluding embedded derivatives related to participating pension contracts and benefit guarantees.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Derivatives and Hedging Instruments - (continued)

Hedging Relationships

The Company uses derivatives for economic hedging purposes only. In certain circumstances, these hedges also meet the requirements for hedge accounting. Hedging relationships eligible for hedge accounting are designated as either fair value hedges or cash flow hedges, as described below.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates.

For the years ended December 31, 2012, 2011, and 2010, the Company did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. At December 31, 2012, the Company had no hedges of firm commitments.

The following tables show the investment gains (losses) recognized:

Year ended December 31, 2012

Derivatives in Fair Value Hedging Relationships	Hedged Items in Fair Value Hedging Relationships	Gains (Losses) Recognized on Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized
		(in millions)
Interest rate swaps	Fixed-rate assets	$7	$(6)	$1
	Fixed-rate liabilities	-	-	-
Foreign Currency Swaps	Fixed-rate assets	-	-	-
	Fixed-rate liabilities	-	-	-

Total		$7	$(6)	$1

Year ended December 31, 2011

Derivatives in Fair Value Hedging Relationships	Hedged Items in Fair Value Hedging Relationships	Gains (Losses) Recognized on Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized
		(in millions)
Interest rate swaps	Fixed-rate assets	$-	$-	$-
	Fixed-rate liabilities	10	(12)	(2)
Foreign Currency Swaps	Fixed-rate assets	-	-	-
	Fixed-rate liabilities	-	-	-

Total		$10	$(12)	$(2)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Derivatives and Hedging Instruments - (continued)

Year ended December 31, 2010

Derivatives in Fair Value Hedging Relationships	Hedged Items in Fair Value Hedging Relationships	Gains (Losses) Recognized on Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized
		(in millions)
Interest rate swaps	Fixed-rate assets	$-	$-	$-
	Fixed-rate liabilities	2	(2)	-
Foreign Currency Swaps	Fixed-rate assets	-	-	-
	Fixed-rate liabilities	-	-	-

Total		$2	$(2)	$-

Cash Flow Hedges. The Company uses interest rate swaps to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions.

For the years ended December 31, 2011 and 2010, all of the Company’s hedged forecast transactions qualified as cash flow hedges. During 2012 the Company completed a review of the investment strategy for the universal life (“UL”) business. As part of this review, it was determined that it was appropriate for the UL business to begin investing in non-fixed income assets. Under the revised investment strategy, new UL cash flows will be invested in a combination of fixed income and non-fixed income assets, potentially resulting in lower cash flows available for reinvestment in fixed income assets than originally anticipated for the UL cash flow hedging program. The Company voluntarily de-designated $150 million (notional principal) of forward-starting interest rate swaps in 2012, however, believes that the originally forecasted fixed income asset purchases are still probable of occurring as forecasted. Accordingly, the accumulated other comprehensive income related to these de-designated swaps continues to be deferred. During 2012, the deferred OCI related to the de-designated swaps amounted to $30 million, net of tax. If the forecasted transactions do occur as expected, these amounts will be allocated to the acquired fixed income assets in the periods during which the hedged forecasted transactions occur and amortized to earnings over the life of the underlying fixed income assets acquired. If the forecasted transactions are no longer possible of occurring, the amounts will be reclassified to earnings in the period.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Derivatives and Hedging Instruments - (continued)

The following tables present the effects of derivatives in cash flow hedging relationships on the Statements of Operations, the Statements of Comprehensive Income (Loss) and the Statements of Changes in Shareholder’s Equity:

Year ended December 31, 2012

Derivatives in Cash Flow Hedging Relationships	Hedged Items in Cash Flow Hedging Relationships	Gains (Losses) Deferred in AOCI on Derivatives (Net of Tax)	Gains Reclassified from AOCI into Net Realized Investment and Other Gains (Losses) (Net of Tax)	Ineffectiveness Recognized in Net Realized Investment and Other Gains (Losses)
(in millions)
Interest rate swaps	Forecasted fixed-rate assets	$(2)	$4	$-
	Floating rate assets	-	-	-
	Inflation indexed liabilities	-	-	-
	Forecasted fixed-rate liabilities	-	-	-
Foreign currency swaps	Fixed-rate assets	-	-	-
	Floating rate assets	-	-	-
	Floating rate liabilities	-	-	-
Foreign currency forwards	Forecasted expenses	-	-	-
	Foreign currency assets	-	-	-
Equity market contracts	Share-based payments	-	-	-

Total		$(2)	$4	$-

Year ended December 31, 2011

Derivatives in Cash Flow Hedging Relationships	Hedged Items in Cash Flow Hedging Relationships	Gains (Losses) Deferred in AOCI on Derivatives (Net of Tax)	Gains Reclassified from AOCI into Net Realized Investment and Other Gains (Losses) (Net of Tax)	Ineffectiveness Recognized in Net Realized Investment and Other Gains (Losses)
(in millions)
Interest rate swaps	Forecasted fixed-rate assets	$97	$-	$-
	Floating rate assets	-	-	-
	Inflation indexed liabilities	-	-	-
	Forecasted fixed-rate liabilities	-	-	-
Foreign currency swaps	Fixed-rate assets	-	-	-
	Floating rate assets	-	-	-
	Floating rate liabilities	-	-	-
Foreign currency forwards	Forecasted expenses	-	-	-
	Foreign currency assets	-	-	-
Equity market contracts	Share-based payments	-	-	-

Total		$97	$-	$-

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Derivatives and Hedging Instruments - (continued)

Year ended December 31, 2010

Derivatives in Cash Flow Hedging Relationships	Hedged Items in Cash Flow Hedging Relationships	Gains (Losses) Deferred in AOCI on Derivatives (Net of Tax)	Gains Reclassified from AOCI into Net Realized Investment and Other Gains (Losses) (Net of Tax)	Ineffectiveness Recognized in Net Realized Investment and Other Gains (Losses)
(in millions)
Interest rate swaps	Forecasted fixed-rate assets	$-	$-	$-
	Floating rate assets	-	-	-
	Inflation indexed liabilities	-	-	-
	Forecasted fixed-rate liabilities	-	-	-
Foreign currency swaps	Fixed-rate assets	-	-	-
	Floating rate assets	-	-	-
	Floating rate liabilities	-	-	-
Foreign currency forwards	Forecasted expenses	-	-	-
	Foreign currency assets	-	-	-
Equity market contracts	Share-based payments	-	-	-

Total		$-	$-	$-

The Company anticipates that pre-tax net gains of $1 million will be reclassified from accumulated other comprehensive income to earnings within the next 12 months. The maximum time frame for which variable cash flows are hedged is 5 years.

For a roll forward of the net accumulated gains (losses) on cash flow hedges see Shareholder’s Equity Note.

Derivatives Not Designated as Hedging Instruments. The Company enters into interest rate swap agreements, and interest rate futures contracts to manage exposure to interest rates without designating the derivatives as hedging instruments.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) rider. This rider is effectively an embedded option on the basket of mutual funds which is offered to contract holders. Beginning in July 2010, for certain contracts, the Company implemented a hedging program to reduce its exposure to the GMWB rider. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), and foreign currency futures to match the sensitivities of the GMWB rider liability to the market risk factors.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Derivatives and Hedging Instruments - (continued)

For the years ended December 31, 2012, 2011, and 2010, net losses and net gains related to derivatives in a non-hedging relationship were recognized by the Company and the components were recorded in net realized investment and other gains (losses) as follows:

Years ended December 31,	2012	2011	2010
	(in millions)
Non-Hedging Relationships
Interest rate swaps	$(28)	$187	$(27)
Interest rate futures	(5)	(14)	(1)
Interest rate options	-	-	-
Credit defaults swaps
Foreign currency swaps	-	-	-
Foreign currency forwards	-	-	-
Foreign currency futures	-	-	-
Embedded derivatives	(104)	(172)	(110)
Equity market contracts	-	-	-
Equity index futures	(81)	(23)	(47)

Total Investment Gains (Losses) from Derivatives in Non-Hedging Relationships	$(218)	$(22)	$(185)

Embedded Derivatives. The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include reinsurance contracts, participating pension contracts, and certain benefit guarantees.

For more details on the Company’s embedded derivatives see Fair Value of Measurements Note.

Credit Risk. The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its over-the-counter derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2012 and 2011, the Company had accepted collateral consisting of cash of $158 million and $168 million and various securities with a fair value of $187 million and $181 million, respectively, which is held in separate custodial accounts. In addition, the Company has pledged collateral to support both the over-the-counter derivative instruments and exchange traded futures. For further details regarding pledged collateral see the Investments Note.

Note 8 — Certain Separate Accounts

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contract holder. Most contracts contain certain guarantees, which are discussed more fully below.

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit on certain policies if specified premiums on these policies are paid by the policyholder, regardless of separate account performance.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Certain Separate Accounts - (continued)

The following table reflects variable life insurance contracts with guarantees held by the Company:

	December 31,
	2012	2011

	(in millions, except for age)
Life insurance contracts with guaranteed benefits
In the event of death
Account value	$104	$78
Net amount at risk related to deposits	5	5
Average attained age of contract holders	49	48

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, income, and/or withdrawal benefits. Guaranteed Minimum Death Benefit (“GMDB”) features guarantee the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or (d) a combination of (b) and (c) above.

Contracts with Guaranteed Minimum Income Benefit (“GMIB”) riders provide a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (ten years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

Multiple variations of an optional GMWB rider have also been offered by the Company. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions, which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Unaffiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Certain Separate Accounts - (continued)

The Company had the following variable annuity contracts with guarantees. Amounts at risk are shown net of reinsurance. Note that the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

	December 31,
	2012	2011

	(in millions, except for ages and percentages)
Guaranteed Minimum Death Benefit
Return of net deposits
In the event of death
Account value	$1,463	$1,425
Net amount at risk — net of reinsurance	12	54
Average attained age of contract holders	66	65

Return of net deposits plus a minimum return
In the event of death
Account value	$-	$-
Net amount at risk — net of reinsurance	-	-
Average attained age of contract holders	-	-
Guaranteed minimum return rate	0%	0%

Highest specified anniversary account value minus withdrawals post anniversary
In the event of death
Account value	$2,493	$2,491
Net amount at risk — net of reinsurance	67	199
Average attained age of contract holders	66	65

Guaranteed Minimum Income Benefit
Account value	$421	$410
Net amount at risk — net of reinsurance	-	-
Average attained age of contract holders	63	63

Guaranteed Minimum Withdrawal Benefit
Account value	$2,944	$2,821
Net amount at risk	334	498
Average attained age of contract holders	65	64

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Certain Separate Accounts - (continued)

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

	December 31,
	2012	2011

	(in millions)
Type of Fund
Equity	$2,160	$2,085
Balanced	1,379	1,329
Bond	535	522
Money Market	65	77

Total	$4,139	$4,013

The following table summarizes the liabilities for guarantees on variable annuity contracts reflected in future policy benefits in the general account:

	Guaranteed Minimum Death Benefit (GMDB)	Guaranteed Minimum Income Benefit (GMIB)	Guaranteed Minimum Withdrawal Benefit (GMWB)	Total

	(in millions)
Balance at January 1, 2012	$28	$10	$106	$144
Incurred guarantee benefits	(3)	-	-	(3)
Other reserve changes	3	1	12	16

Balance at December 31, 2012	28	11	118	157
Reinsurance recoverable	(1)	(75)	-	(76)

Net balance at December 31, 2012	$27	$(64)	$118	$81

Balance at January 1, 2011	$28	$6	$39	$73
Incurred guarantee benefits	(6)	-	-	(6)
Other reserve changes	6	4	67	77

Balance at December 31, 2011	28	10	106	144
Reinsurance recoverable	-	(74)	-	(74)

Net balance at December 31, 2011	$28	$(64)	$106	$70

The GMDB gross and ceded reserves, the GMIB gross reserves, and the life contingent portion of the GMWB reserves were determined in accordance with ASC 944, and the GMIB reinsurance recoverable and non-life contingent GMWB gross reserves were determined in accordance with ASC 815 “Derivatives and Hedging”.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the amounts above at December 31, 2012 and 2011:

•

Data used included 1,000 stochastically generated investment performance scenarios. For the GMIB reinsurance recoverable and non-life contingent GMWB gross reserve calculations, risk neutral scenarios were used.

•

For life products, reserves were established using stochastic modeling of future separate account returns and best estimate mortality, lapse, and premium persistency assumptions, which vary by product.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Certain Separate Accounts - (continued)

•	Mean return and volatility assumptions were determined by asset class. Market consistent observed volatilities were used where available for ASC 815 calculations.

•	Annuity mortality was based on the Ruark table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

•	Annuity base lapse rates vary by contract type, duration, type of living benefit or death benefit rider, and whether guaranteed withdrawals are being taken. The lapse rates range from 0.5% to 40%.

•

The discount rates used in the GMDB gross and ceded reserves, the GMIB gross reserves, and the life contingent portion of the GMWB reserve calculations range from 6.4% to 7%. The discount rates used in the GMIB reinsurance recoverable and non-life contingent GMWB gross reserve calculations were based on the term structure of swap curves with a credit spread based on the credit standing of MFC (for GMWB) and the reinsurers (for GMIB).

Note 9 — Income Taxes

The Company is included in the consolidated federal income tax return of JHFC. In 2010, the Company’s common parent, Manulife Holdings Delaware, LLC (“MHDLLC”) merged with JHFC resulting in a new combined group. Prior to the merger, the Company filed tax returns as part of the MHDLLC consolidated group.

The components of income taxes were as follows:

	Years ended December 31,
	2012	2011	2010

	(in millions)
Current taxes:
Federal	$70	$131	$69

Deferred taxes:
Federal	(17)	(10)	(174)

Total income tax expense (benefit)	$53	$121	$(105)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Income Taxes - (continued)

A reconciliation of income taxes at the federal income tax rate to income tax expense (benefit) charged to operations follows:

	Years ended December 31,
	2012	2011	2010

	(in millions)

Tax at 35%	$75	$123	$25
Add (deduct):
Prior year taxes	(4)	2	-
Tax credits	(2)	(1)	-
Dividend received deduction	(7)	(6)	(6)
Change in tax reserves	(9)	3	1
Tax-exempt investment income	-	-	(125)
Foreign tax expense gross-up	1	-	-
Other	(1)	-	-

Total income tax expense (benefit)	$53	$121	$(105)

Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and income tax values of assets and liabilities at each Balance Sheet date. Deferred tax assets and liabilities consisted of the following:

	December 31,
	2012	2011

	(in millions)
Deferred tax assets:
Policy reserves	$202	$197
Tax credits	10	8
Unearned revenue	7	11
Other	3	8

Total deferred tax assets	222	224

Deferred tax liabilities:
Unrealized investment gains on securities	192	181
Deferred policy acquisition costs	73	52
Deferred sales inducements	9	9
Securities and other investments	13	45
Intangibles	4	14

Total deferred tax liabilities	291	301

Net deferred tax liabilities	$69	$77

At December 31, 2012 the Company had no operating loss carry forwards. At December 31, 2012, the Company had $10 million of tax credits, which consist of $4 million of alternative minimum tax credits and $6 million of foreign tax credits. The foreign tax credits begin to expire in tax year 2014 through tax year 2022. The alternative minimum tax credits do not have an expiration date.

The Company has not recorded a valuation allowance with respect to the realizability of its deferred tax assets. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Income Taxes - (continued)

taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets. Based on management’s assessment of all available information, management believes that it is more likely than not the Company will realize the full benefit of its deferred tax assets.

Under the terms of its intercompany tax sharing agreement, the Company made federal income tax payments to its parent, JHUSA, of $152 million, $69 million, and $49 million in 2012, 2011, and 2010, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and in NY. The Company is under continuous examination by the IRS. Effective for 2010, the Company’s common parent JHFC merged into MHDLLC resulting in a new combined group. The returns for the new combined group have not yet been examined by the IRS. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years prior to 2006 have been closed. Tax years 2006 and 2007 for MHDLLC are in IRS appeals and tax years 2008 and 2009 are currently under examination. Management believes that adequate provision has been made in the financial statements for potential assessments relating to all open tax years.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2012	2011

	(in millions)
Balance, beginning of year	$18	$15
Additions based on tax positions related to the current year	2	3
Reductions for tax positions of prior years	(11)	-

Balance, end of year	$9	$18

Included in the balances as of December 31, 2012 and 2011, respectively, are $9 million and $18 million of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. There are no tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company’s liability for unrecognized tax benefits may decrease in the next twelve months pending the outcome of remaining issues associated with the 2006 through 2009 IRS audit. A reasonable estimate of the decrease cannot be determined at this time; however, the Company believes that the ultimate resolution will not result in a material change to its consolidated financial statements.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. The Company recognized approximately $3 million of interest benefit for the year ended December 31, 2012 and $1 million of interest expense for the years ended December 31, 2011 and 2010, respectively. The Company had approximately $1 million and $4 million accrued for interest as of December 31, 2012 and 2011, respectively. The Company did not recognize material penalties for the years ended December 31, 2012, 2011, and 2010.

Note 10 — Commitments and Legal Proceedings

Commitments. The Company has extended commitments to purchase U.S. private debt totaling $21 million at December 31, 2012. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. Approximately 40% of these commitments expire in 2013 and the remainder expire by 2017.

The Company leases office space under an operating lease agreement, which will expire in March 2015. Rental expenses were $48 thousand, $63 thousand, and $62 thousand for each of the years ended December 31, 2012, 2011, and 2010, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 10 — Commitments and Legal Proceedings - (continued)

The future minimum lease payments by year and in the aggregate, under the remaining operating lease are presented below:

Operating Leases
(in thousands)
2013	$54
2014	55
2015	14

Total minimum lease payments	$123

The Company does not have any sublease income related to its office space.

Legal Proceedings. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, and as a taxpayer. In addition, the NY State Department of Financial Services, the NY Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a regular quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity

Capital Stock

The Company has one class of capital stock, common stock. All of the outstanding common stock of the Company is owned by its parent, JHUSA.

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income (loss) were as follows:

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Accumulated Other Comprehensive Income

	(in millions)
Balance at January 1, 2010	$5	$-	$5
Gross unrealized investment gains (net of deferred income tax expense of $71)	131		131
Reclassification adjustment for losses realized in net income (net of deferred income tax benefit of $1)	2		2
Adjustment for deferred policy acquisition costs, deferred sales inducements, value of business acquired, and unearned revenue liability (net of deferred income tax benefit of $5)	(11)		(11)

Net unrealized investment gains	122		122

Balance at December 31, 2010	127	-	127

Gross unrealized investment gains (net of deferred income tax expense of $212)	395		395
Reclassification adjustment for gains realized in net income (net of deferred income tax expense of $111)	(208)		(208)
Adjustment for policyholder liabilities (net of deferred income tax benefit of $23)	(42)		(42)
Adjustment for deferred policy acquisition costs, deferred sales inducements, value of business acquired, and unearned revenue liability (net of deferred income tax benefit of $17)	(31)		(31)

Net unrealized investment gains	114		114
Net gains on the effective portion of the change in fair value of cash flow hedges (net of deferred income tax expense of $52)		97	97

Balance at December 31, 2011	$241	$97	$338

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (Loss) on Cash Flow Hedges	Accumulated Other Comprehensive Income

	(in millions)
Balance at January 1, 2012	$241	$97	$338
Gross unrealized investment gains (net of deferred income tax expense of $70)	132		132
Reclassification adjustment for gains realized in net income (net of deferred income tax expense of $55)	(102)		(102)
Adjustment for policyholder liabilities (net of deferred income tax benefit of $3)	(6)		(6)
Adjustment for deferred policy acquisition costs, deferred sales inducements, value of business acquired, and unearned revenue liability (net of deferred income tax benefit of $0)	-		-

Net unrealized investment gains	24		24
Net losses on the effective portion of the change in fair value of cash flow hedges (net of deferred income tax benefit of $1)		(2)	(2)
Reclassification of net cash flow hedge gains to net income (net of deferred income tax expense of $2)		(4)	(4)

Balance at December 31, 2012	$265	$91	$356

Net unrealized investment gains (losses) included on the Company’s Balance Sheets as a component of shareholder’s equity are summarized below:

	Years ended December 31,
	2012	2011	2010

	(in millions)
Balance, end of year comprises:
Unrealized investment gains (losses) on:
Fixed maturities	$552	$507	$219

Total	552	507	219

Amounts of unrealized investment gains (losses) attributable to:
Deferred policy acquisition costs, deferred sales inducements, value of business acquired, and unearned revenue liability	(70)	(70)	(22)
Policyholder liabilities	(75)	(66)	(1)
Deferred income taxes	(142)	(130)	(69)

Total	(287)	(266)	(92)

Net unrealized investment gains (losses)	$265	$241	$127

Statutory Results

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile, which is New York.

The Company’s statutory net income (loss) for the years ended December 31, 2012, 2011, and 2010 was $69 million, $(282) million, and $ (34) million, respectively.

The Company’s statutory capital and surplus as of December 31, 2012 and 2011 was $1,005 million and $890 million, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Shareholder’s Equity - (continued)

Under New York State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Superintendent of Financial Services (the “Superintendent”). New York State law also limits the aggregate amount of dividends a life insurer may pay in any calendar year, without the prior permission of the Superintendent, to the lesser of (i) 10% of its statutory policyholders’ surplus as of the immediately preceding calendar year or (ii) the company’s statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. JHNY paid no shareholder dividends to JHUSA for the years ended December 31, 2012 and 2011.

Note 12 — Pension and Other Postretirement Benefit Plans

The Company participates in the John Hancock Pension Plan (the “Plan”), a funded qualified defined benefit plan. Sponsorship of the Plan transferred to JHUSA effective January 1, 2010. Effective December 31, 2010, sponsorship of the Plan transferred to MIC. Historically, pension benefits were calculated utilizing a traditional formula. Under the traditional formula, benefits were provided based upon length of service and final average compensation. Under the cash balance formula, participants are credited with benefits equal to a percentage of eligible pay, as well as interest. In addition, early retirement benefits are subsidized for certain grandfathered participants. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company participates in the John Hancock Welfare Plan (the “Welfare Plan”), a postretirement medical and life insurance benefit plan for its retired employees and their spouses. Effective December 31, 2010, sponsorship of this plan transferred to MIC. Certain employees hired prior to 2005 who meet age and service criteria may be eligible for these postretirement benefits in accordance with the plan’s provisions. The majority of retirees contribute a portion of the total cost of postretirement medical benefits. Life insurance benefits are based on final compensation subject to the plan maximum.

The Welfare Plan was amended effective January 1, 2007 whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. Also, the number of years of service required to be eligible for the benefit was increased to 15 years for all participants. The future retiree life insurance coverage amount was frozen as of December 31, 2006. The costs associated with other postretirement benefits were charged to the Company and were not material for the years ended December 31, 2012, 2011, and 2010, respectively.

The Company participates in The Investment-Incentive Plan for John Hancock Employees, a qualified defined contribution plan for its employees who meet certain eligibility requirements. The costs associated with the defined contribution plan were charged to the Company and were not material for the years ended December 31, 2012, 2011, and 2010, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements

The following table presents the carrying amounts and fair values of the items measured or disclosed at fair value by the Company. Fair values have been determined by using available market information and the valuation methodologies described below.

	December 31,
	2012		2011

	Carrying Value	Fair Value	Carrying Value	Fair Value

	(in millions)
Assets:
Fixed maturities:
Available-for-sale	$6,629	$6,629	$8,350	$8,350
Held-for-trading	372	372	372	372
Equity securities:
Available-for-sale	1	1	-	-
Held-for-trading	-	-	-	-
Mortgage loans on real estate	977	1,106	1,019	1,101
Policy loans	138	138	124	124
Short-term investments	38	38	54	54
Cash and cash equivalents	495	495	250	250
Other invested assets	-	-	-	-
Derivatives:
Interest rate swaps	654	654	661	661
Foreign currency swaps	-	-	-	-
Foreign currency forwards	-	-	-	-
Interest rate options	-	-	-	-
Equity market contracts	-	-	-	-
Credit default swaps	-	-	-	-
Embedded derivatives	75	75	74	74
Assets held in trust	-	-	-	-
Separate account assets	7,687	7,687	7,034	7,034

Total assets	$17,066	$17,195	$17,938	$18,020

Liabilities:
Consumer notes	$-	$-	$-	$-
Debt	-	-	-	-
Guaranteed investment contracts and funding agreements	32	33	91	94
Fixed-rate deferred and immediate annuities	1,850	1,883	1,953	1,932
Supplementary contracts without life contingencies	4	8	7	7
Derivatives:
Interest rate swaps	350	350	323	323
Foreign currency swaps	-	-	-	-
Foreign currency forwards	-	-	-	-
Equity market contracts	-	-	-	-
Credit default swaps	-	-	-	-
Embedded derivatives	493	493	390	390

Total liabilities	$2,729	$2,767	$2,764	$2,746

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Active markets are defined as having the following characteristics for the measured asset/liability; (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads, and (v) most information publicly available. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 assets primarily include separate account assets.

•

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most debt securities and some short-term investments are classified within Level 2. Also included in the Level 2 category are financial instruments that are priced using models with observable market inputs, including most derivative financial instruments.

•

Level 3 – Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Embedded derivatives related to reinsurance agreements or product guarantees are included in this category.

Determination of Fair Value

The valuation methodologies used to determine the fair values of assets and liabilities under ASC 820 reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted market prices to determine fair value and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon valuation techniques, which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The Company utilizes a Valuation Quality Assurance (“VQA”) team of security analysts. The MFC Chief Investment Officer has ultimate responsibility over the VQA team. The team ensures quality and completeness of all daily and monthly prices. Prices are received from external pricing vendors and brokers and put through a quality assurance process which includes review of price movements relative to the market, comparison of prices between vendors, and internal matrix pricing. All inputs to our pricing matrix are external observable inputs extracted and entered by the VQA team. Broker quotes are used only when no external public vendor prices are available.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

In general, ASC 820 created the following two primary categories for the purpose of fair value disclosure:

•

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis and Reported in the Balance Sheets—This category includes assets and liabilities measured at fair value on a recurring and nonrecurring basis. Financial instruments measured on a recurring basis include fixed maturities, short-term investments, derivatives, and separate account assets. Assets measured at fair value on a nonrecurring basis include mortgage loans which are reported at fair value only in the period in which an impairment is recognized.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

•

Assets and Liabilities Disclosed at Fair Value on a Recurring Basis – This category includes mortgage loans on real estate, policy loans, cash and cash equivalents, guaranteed investment contracts, funding agreements and fixed-rate deferred and immediate annuities.

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis

Fixed Maturities

For fixed maturities, including corporate debt, U.S. Treasury, commercial mortgage-backed securities, asset-backed securities, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds. These fixed maturities are classified within Level 2. Fixed maturities with significant pricing inputs which are unobservable are classified within Level 3.

Short-Term Investments

Short-term investments are comprised of securities due to mature within one year of the date of purchase. Those that are traded in active markets are classified within Level 1, as fair values are based on quoted market prices. Securities such as commercial paper and discount notes are classified within Level 2 because these securities are typically not actively traded due to their short maturities and, as such, their cost generally approximates fair value.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter (“OTC”) derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves; however, certain OTC derivatives may rely on inputs that are significant to the fair value, but are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Embedded Derivatives

As defined in ASC 815, the Company holds assets and liabilities classified as embedded derivatives on the Balance Sheets. These assets include guaranteed minimum income benefits that are ceded under modified coinsurance reinsurance arrangements (“Reinsurance GMIB Assets”). Liabilities include policyholder benefits offered under variable annuity contracts such as GMWB with a term certain and embedded reinsurance derivatives.

Embedded derivatives are recorded on the Balance Sheets at fair value, separately from their host contract, and the change in their fair value is reflected in net income. Many observable factors including, but not limited to, market conditions, credit ratings, and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of embedded derivatives that could materially affect net income. Embedded derivatives which are valued using observable market inputs are classified within Level 2 of the fair value hierarchy. Some embedded derivatives, mainly benefit guarantees for variable annuity products, utilize significant pricing inputs which are unobservable. These unobservable inputs are received from third party valuation experts and include equity volatility, mortality rates, lapse rates and utilization rates. Embedded derivatives with significant unobservable inputs are classified within Level 3.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

The fair value of embedded derivatives related to GMIB and GMWB is estimated as the present value of future benefits less the present value of future fees. The fair value calculation includes assumptions for risk margins including nonperformance risk.

Risk margins are established to capture the risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, persistency, partial withdrawal, and surrenders. The establishment of these actuarial assumptions, risk margins, nonperformance risk, and other inputs requires the use of significant judgment.

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value of the liability. The fair value measurement assumes that the nonperformance risk is the same before and after the transfer; therefore, fair value reflects the reporting entity’s own credit risk.

Nonperformance risk for liabilities held by the Company is based on MFC’s own credit risk, which is determined by taking into consideration publicly available information relating to MFC’s debt, as well as its claims paying ability. Nonperformance risk is also reflected in the reinsurance GMIB assets held by the Company. The credit risk of the reinsurance companies is most representative of the nonperformance risk for the reinsurance GMIB assets and is derived from publicly available information relating to the reinsurance companies’ publicly issued debt. As such, the reinsurance contract embedded derivatives are classified within Level 2.

The fair value of embedded derivatives related to reinsurance agreements is determined based on a total return swap methodology. These total return swaps are reflected as assets or liabilities on the Balance Sheets representing the difference between the adjusted statutory book value and fair value of the related modified coinsurance assets with ongoing changes in fair value recorded in net realized investment and other gains (losses). The fair value of the underlying assets is based on the valuation approach for similar assets described herein.

Separate Account Assets

Separate account assets are carried at fair value and reported as a summarized total on the Balance Sheets. Assets owned by the Company’s separate accounts primarily include investments in funds, short-term investments, and cash and cash equivalents. For separate accounts structured as a unitized fund, the fair value of separate account assets is based on the fair value of the underlying funds owned by the separate account.

The fair value of fund investments is based upon quoted market prices or reported net asset values. Fund investments that are traded in an active market and have a net asset value that the Company can access at the measurement date are classified within Level 1. The fair values of fixed maturity securities, equity securities, short-term investments, and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company’s general account and may be classified within Level 1, 2, or 3 accordingly.

Assets and Liabilities Disclosed at Fair Value on a Recurring Basis

Mortgage loans on real estate

The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans

These loans are carried at unpaid principal balances, which approximate their fair values.

Cash and cash equivalents

The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

Guaranteed investment contracts and funding agreements

The fair values associated with these financial instruments are determined by projecting cash flows and discounting at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

Fixed-rate deferred and immediate annuities

The fair value of fixed-rate deferred annuities is estimated by projecting multiple stochastically generated interest rate scenarios under a risk neutral environment reflecting inputs (interest rates, volatility, etc.) observable at the valuation date. The fair value of fixed immediate annuities is determined by projecting cash flows and discounting at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

The table below presents the fair value by fair value hierarchy level for assets and liabilities that are reported at fair value in the Balance Sheet:

	December 31, 2012
	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Fixed maturities available-for-sale:
Corporate debt securities	$3,871	$-	$3,547	$324
Commercial mortgage-backed securities	230	-	227	3
Residential mortgage-backed securities	-	-	-	-
Collateralized debt obligations	-	-	-	-
Other asset-backed securities	45	-	45	-
U.S. Treasury and agency securities	2,137	-	2,137	-
Obligations of states and political subdivisions	287	-	271	16
Debt securities issued by foreign governments	59	-	59	-

Total fixed maturities available-for-sale	6,629	-	6,286	343

Fixed maturities held-for-trading:
Corporate debt securities	259	-	249	10
Commercial mortgage-backed securities	63	-	63	-
Residential mortgage-backed securities	-	-	-	-
Collateralized debt obligations	-	-	-	-
Other asset-backed securities	9	-	9	-
U.S. Treasury and agency securities	24	-	24	-
Obligations of states and political subdivisions	16	-	14	2
Debt securities issued by foreign governments	1	-	1	-

Total fixed maturities held-for-trading	372	-	360	12

Equity securities available-for-sale	1	1	-	-
Equity securities held-for-trading	-	-	-	-
Short-term investments	38	-	38	-
Other invested assets	-	-	-	-
Derivative assets (1):
Interest rate swaps	654	-	654	-
Foreign currency swaps	-	-	-	-
Foreign currency forwards	-	-	-	-
Interest rate options	-	-	-	-
Credit default swaps	-	-	-	-
Equity market contracts	-	-	-	-
Embedded derivatives (2):
Reinsurance contracts	-	-	-	-
Benefit guarantees	75	-	-	75
Assets held in trust	-	-	-	-
Separate account assets (3)	7,687	7,687	-	-

Total assets at fair value	$15,456	$7,688	$7,338	$430

Liabilities:
Derivatives liabilities (1):
Interest rate swaps	$350	$-	$350	$-
Foreign currency swaps	-	-	-	-
Foreign currency forwards	-	-	-	-
Equity market contracts	-	-	-	-
Credit default swaps	-	-	-	-
Embedded derivatives (2):
Reinsurance contracts	348	-	348	-
Participating pension contracts	37	-	37	-
Benefit guarantees	108	-	-	108

Total liabilities at fair value	$843	$-	$735	$108

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

	December 31, 2011
	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Fixed maturities available-for-sale:
Corporate debt securities	$5,124	$-	$4,753	$371
Commercial mortgage-backed securities	703	-	703	-
Residential mortgage-backed securities	-	-	-	-
Collateralized debt obligations	2	-	2	-
Other asset-backed securities	85	-	85	-
U.S. Treasury and agency securities	2,115	-	2,115	-
Obligations of states and political subdivisions	260	-	248	12
Debt securities issued by foreign governments	61	-	61	-

Total fixed maturities available-for-sale	8,350	-	7,967	383

Fixed maturities held-for-trading:
Corporate debt securities	236	-	229	7
Commercial mortgage-backed securities	73	-	73	-
Residential mortgage-backed securities	-	-	-	-
Collateralized debt obligations	-	-	-	-
Other asset-backed securities	8	-	8	-
U.S. Treasury and agency securities	38	-	38	-
Obligations of states and political subdivisions	16	-	14	2
Debt securities issued by foreign governments	1	-	1	-

Total fixed maturities held-for-trading	372	-	363	9

Equity securities available-for-sale	-	-	-	-
Equity securities held-for-trading	-	-	-	-
Short-term investments	54	-	54	-
Other invested assets	-	-	-	-
Derivative assets (1):
Interest rate swaps	661	-	624	37
Foreign currency swaps	-	-	-	-
Foreign currency forwards	-	-	-	-
Interest rate options	-	-	-	-
Credit default swaps	-	-	-	-
Equity market contracts	-	-	-	-
Embedded derivatives (2):
Reinsurance contracts	-	-	-	-
Benefit guarantees	74	-	-	74
Assets held in trust	-	-	-	-
Separate account assets (3)	7,034	7,034	-	-

Total assets at fair value	$16,545	$7,034	$9,008	$503

Liabilities:
Derivatives liabilities (1):
Interest rate swaps	$323	$-	$323	$-
Foreign currency swaps	-	-	-	-
Foreign currency forwards	-	-	-	-
Equity market contracts	-	-	-	-
Credit default swaps	-	-	-	-
Embedded derivatives (2):
Reinsurance contracts	263	-	263	-
Participating pension contracts	25	-	25	-
Benefit guarantees	102	-	-	102

Total liabilities at fair value	$713	$-	$611	$102

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

(1)	Derivative assets and liabilities are presented gross to reflect the presentation in the Balance Sheets, but are presented net for purposes of the Level 3 rollforward.
(2)	Embedded derivatives related to fixed maturities and reinsurance contracts are reported as part of the derivative asset or liability on the Balance Sheets. Embedded derivatives related to benefit guarantees are reported as part of the reinsurance recoverable or future policy benefits on the Balance Sheets. Embedded derivatives related to participating pension contracts are reported as part of future policy benefits on the Balance Sheets.
(3)	Separate account assets are recorded at fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The table below presents the fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheet, but are disclosed at fair value.

	December 31, 2012
	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets
Mortgage loans on real estate	$1,106	$-	$1,106	$-
Policy loans	138	-	138	-
Cash and cash equivalents	495	495	-	-

Total assets at fair value	$1,739	$495	$1,244	$-

Liabilities
Consumer notes	$-	$-	$-	$-
Debt	-	-	-	-
Guaranteed investment contracts and funding agreements	33	-	-	33
Fixed rate deferred and immediate annuities	1,883	-	145	1,738
Supplementary contracts without life contingencies	8	-	8	-

Total Liabilities at fair value	$1,924	$-	$153	$1,771

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the year ended December 31, 2012, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the year ended December 31, 2012.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

Level 3 Assets and Liabilities

The changes in Level 3 financial instruments measured at fair value on a recurring basis for the years ended December 31, 2012 and 2011 are summarized as follows:

	Balance at January 1, 2012	Net realized/unrealized gains (losses) included in:		Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2012	Change in unrealized gains (losses) included in earnings on instruments still held
		Earnings (1)	AOCI (2)					Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Fixed maturities available-for-sale:
Corporate debt securities	$371	$1	$5	$106	$-	$(96)	$(6)	$6	$(63)	$324	$-
Commercial mortgage-backed securities	-	-	-	3	-	-	-	-	-	3	-
Residential mortgage-backed securities	-	-	-	-	-	-	-	-	-	-	-
Collateralized debt obligations	-	-	-	-	-	-	-	-	-	-	-
Other asset-backed securities	-	-	-	-	-	-	-	-	-	-	-
Obligations of states and political subdivisions	12	-	-	11	-	(7)	-	-	-	16	-

Total fixed maturities available-for-sale	383	1	5	120	-	(103)	(6)	6	(63)	343	-
Fixed maturities held-for-trading:
Corporate debt securities	7	-	-	5	-	-	-	-	(2)	10	-
Commercial mortgage-backed securities	-	-	-	-	-	-	-	-	-	-	-
Residential mortgage-backed securities	-	-	-	-	-	-	-	-	-	-	-
Collateralized debt obligations	-	-	-	-	-	-	-	-	-	-	-
Other asset-backed securities	-	-	-	-	-	-	-	-	-	-	-
Obligations of states and political subdivisions	2	-	-	-	-	-	-	-	-	2	-

Total fixed maturities held-for-trading	9	-	-	5	-	-	-	-	(2)	12	-
Other invested assets	-	-	-	-	-	-	-	-	-	-	-
Net derivatives	37	-	-	-	-	-	-	-	(37)	-	-
Net embedded derivatives (4)	(28)	(5)	-	-	-	-	-	-	-	(33)	(5)
Assets held in trust	-	-	-	-	-	-	-	-	-	-	-
Separate account assets (5)	-	-	-	-	-	-	-	-	-	-	-

Total	$401	$(4)	$5	$125	$-	$(103)	$(6)	$6	$(102)	$322	$(5)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

	Balance at January 1, 2011	Net realized/unrealized gains (losses) included in:		Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2011	Change in unrealized gains (losses) included in earnings on instruments still held
		Earnings (1)	AOCI (2)					Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Fixed maturities available-for-sale:
Corporate debt securities	$255	$-	$19	$66	$-	$-	$(6)	$41	$(4)	$371	$-
Commercial mortgage-backed securities	10	-	-	-	-	-	(10)	-	-	-	-
Residential mortgage-backed securities	-	-	-	-	-	-	-	-	-	-	-
Collateralized debt obligations	-	-	-	-	-	-	-	-	-	-	-
Other asset-backed securities	-	-	-	-	-	-	-	-	-	-	-
Obligations of states and political subdivisions	7	-	1	4	-	-	-	-	-	12	-

Total fixed maturities available-for-sale	272	-	20	70	-	-	(16)	41	(4)	383	-
Fixed maturities held-for-trading:
Corporate debt securities	3	1	-	5	-	-	-	-	(2)	7	1
Commercial mortgage-backed securities	-	-	-	-	-	-	-	-	-	-	-
Residential mortgage-backed securities	-	-	-	-	-	-	-	-	-	-	-
Collateralized debt obligations	-	-	-	-	-	-	-	-	-	-	-
Other asset-backed securities	-	-	-	-	-	-	-	-	-	-	-
Obligations of states and political subdivisions	-	-	-	2	-	-	-	-	-	2	-

Total fixed maturities held-for-trading	3	1	-	7	-	-	-	-	(2)	9	1
Other invested assets	-	-	-	-	-	-	-	-	-	-	-
Net derivatives	-	-	37	-	-	-	-	-	-	37	-
Net embedded derivatives (4)	10	(38)	-	-	-	-	-	-	-	(28)	(38)
Assets held in trust	-	-	-	-	-	-	-	-	-	-	-
Separate account assets (5)	-	-	-	-	-	-	-	-	-	-	-

Total	$285	$(37)	$57	$77	$-	$-	$(16)	$41	$(6)	$401	$(37)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

(1)	This amount is included in net realized investment and other gains (losses) on the Statements of Operations.
(2)	This amount is included in net unrealized investment gains (losses) within AOCI on the Balance Sheets.
(3)	For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.
(4)	The earnings amount is included in benefits to policyholders on the Statements of Operations.
(5)	Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose liability is reflected within separate account liabilities.

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying assets into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that asset, thus eliminating the need to extrapolate market data beyond observable points.

Information about Sensitivity to Changes in Significant Unobservable Inputs (Level 3)

The Company determines the estimated fair value of its Level 3 investments using primarily the market approach and the income approach. Matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

Corporate Debt Securities and Obligations of States and Political Subdivisions

Corporate debt securities and obligations of states and political subdivisions included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When quoted prices are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield, only if the yield is carried forward at the 30 year point. The yield is affected by the market movements in credit spreads and state and political subdivision yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the securities. For example, a downward migration of credit quality would increase spreads. Holding state and political subdivision yields constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

Benefit Guarantees

The significant unobservable inputs used for embedded derivatives in policyholder contract deposits measured at fair value, benefit guarantees for variable annuity products, are equity implied volatility, mortality rates, lapse rates and utilization rates. In general, increases in volatilities and utilization rates will increase the fair value, while increases in lapse rates and mortality rates will decrease the fair value of the liability associated with the guarantee.

Separate Account Assets

The Company’s Level 3 separate account assets are predominantly invested in timberland properties valued by third-party valuation service providers. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Fair Value Measurements - (continued)

Quantitative Information About Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available, such as data from pricing vendors and from internal valuation models. Because not all Level 3 instruments have input information reasonably available, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

	Fair Value at December 31, 2012 (in millions)	Predominant Valuation Technique	Unobservable Input	Range (1)

Corporate debt securities	$334	Discounted cash flow	Yield if greater than 30 years	0	to	61
			Delta spread adjustment	0	to	1919
Obligation of states and political subdivisions	$18	Discounted cash flow	Yield if greater than 30 years	97	to	364
Benefit guarantees, net	($33)	Discounted cash flow	Equity implied volatility	0%	-	35%
			Base lapse rates	1%	-	35%
			Dynamic lapse rates	0%	-	70%
			Mortality rates	0%	-	38%
			Utilization rates	80%	-	100%
(1)	For the unobservable inputs, the range is presented in basis points unless otherwise specified.

Assets Measured at Fair Value on a Nonrecurring Basis

Certain assets are reported at fair value on a nonrecurring basis, including investments such as, limited partnership interests which are reported at fair value only in the period in which an impairment is recognized. The fair is calculated using models that are widely accepted in the financial services industry. During the reporting period, there were no assets measured at fair value on a nonrecurring basis.

Note 14 — Segment Information

The Company operates in the following three business segments: (1) Insurance and (2) Wealth Management, which primarily serve retail and institutional customers and (3) Corporate.

The Company’s reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

Insurance Segment. Offers a variety of individual life insurance products. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing.

Wealth Management Segment. Offers annuities and a variety of retirement products to group benefit plans. Annuity contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products. These businesses distribute products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. As discussed in the Significant Accounting Policies Note, the Company suspended sales of all its individual and group fixed and variable annuities.

Corporate. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the operating segments.

The accounting policies of the segments are the same as those described in the Summary of Significant Accounting Policies Note. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Segment Information - (continued)

The following table summarizes selected financial information by segment for the periods indicated:

	Insurance	Wealth Management	Corporate and Other	Total

	(in millions)
2012
Revenues from external customers	$187	$283	$(1)	$469
Net investment income	167	204	214	585
Net realized investment and other gains (losses)	(73)	(18)	39	(52)
Inter-segment revenues	-	-	-	-

Revenues	$281	$469	$252	$1,002

Net income (loss)	$(56)	$48	$168	$160

Supplemental Information:
Equity in net income (loss) of investees accounted for under the equity method	$1	$26	$156	$183
Carrying value of investments under the equity method	4	1	1	6
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	24	29	-	53
Goodwill impairment	-	-	-	-
Interest expense	-	-	-	-
Income tax expense (benefit)	(31)	(1)	85	53
Segment assets	$5,553	$11,989	$2,559	$20,101

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Segment Information - (continued)

	Insurance	Wealth Management	Corporate and Other	Total

	(in millions)
2011
Revenues from external customers	$340	$144	$3	$487
Net investment income	161	235	201	597
Net realized investment and other gains (losses)	229	65	(5)	289
Inter-segment revenues	-	-	-	-

Revenues	$730	$444	$199	$1,373

Net income (loss)	$90	$14	$126	$230

Supplemental Information:
Equity in net income (loss) of investees accounted for under the equity method	$-	$25	$150	$175
Carrying value of investments under the equity method	-	-	1	1
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	61	78	-	139
Goodwill impairment	-	-	-	-
Interest expense	-	-	-	-
Income tax expense (benefit)	48	1	72	121
Segment assets	$5,393	$11,485	$2,288	$19,166

	Insurance	Wealth Management	Corporate and Other	Total

	(in millions)
2010
Revenues from external customers	$331	$1,123	$(4)	$1,450
Net investment income	128	223	199	550
Net realized investment and other gains (losses)	(75)	(104)	(8)	(187)
Inter-segment revenues	-	-	-	-

Revenues	$384	$1,242	$187	$1,813

Net income (loss)	$18	$36	$121	$175

Supplemental Information:
Equity in net income (loss) of investees accounted for under the equity method	$1	$24	$141	$166
Carrying value of investments under the equity method	-	-	1	1
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	39	26	-	65
Goodwill impairment	-	-	-	-
Interest expense	-	-	-	-
Income tax expense (benefit)	(108)	(61)	64	(105)

The Company operates primarily in the United States and has no reportable major customers.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2012 financial statements through the date on which the financial statements were issued. The Company did not have any subsequent events requiring disclosure.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York Separate Account A

December 31, 2012

John Hancock Life Insurance Company of New York Separate Account A

Audited Financial Statements

December 31, 2012

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

John Hancock Life Insurance Company of New York Separate Account A

We have audited the accompanying statements of assets and liabilities of John Hancock Life Insurance Company of New York Separate Account A (the “Account”) comprised of the following sub-accounts,

500 Index Fund B Series I	Financial Services Trust Series I
500 Index Fund B Series II	Financial Services Trust Series II
500 Index Trust B Series NAV	Founding Allocation Trust Series II
Active Bond Trust Series I	Fundamental All Cap Core Trust Series II
Active Bond Trust Series II	Fundamental Holdings Trust Series II
All Cap Core Trust Series I	Fundamental Large Cap Value Trust Series II
All Cap Core Trust Series II	Fundamental Value Trust Series I
All Cap Value Trust Series I	Fundamental Value Trust Series II
All Cap Value Trust Series II	Global Bond Trust Series I
American Asset Allocation Trust Series I	Global Bond Trust Series II
American Asset Allocation Trust Series II	Global Diversification Trust Series II
American Global Growth Trust Series II	Global Trust Series I
American Global Small Capitalization Trust Series II	Global Trust Series II
American Global Small Capitalization Trust Series III	Health Sciences Trust Series I
American Growth Trust Series II	Health Sciences Trust Series II
American Growth Trust Series III	High Yield Trust Series I
American Growth-Income Trust Series I	High Yield Trust Series II
American Growth-Income Trust Series II	International Core Trust Series I
American Growth-Income Trust Series III	International Core Trust Series II
American High-Income Bond Trust Series II	International Equity Index Trust B Series I
American High-Income Bond Trust Series III	International Equity Index Trust B Series II
American International Trust Series II	International Equity Index Trust B Series NAV
American International Trust Series III	International Growth Stock Series II
American New World Trust Series II	International Small Company Trust Series I
American New World Trust Series III	International Small Company Trust Series II
Blue Chip Growth Trust Series I	International Value Trust Series I
Blue Chip Growth Trust Series II	International Value Trust Series II
Bond PS Series II	Investment Quality Bond Trust Series I
Bond Trust Series I	Investment Quality Bond Trust Series II
Bond Trust Series II	Lifestyle Aggressive Trust Series I
Capital Appreciation Trust Series I	Lifestyle Aggressive Trust Series II
Capital Appreciation Trust Series II	Lifestyle Balanced Trust Series I
Capital Appreciation Value Trust Series II	Lifestyle Balanced Trust Series II
Core Allocation Plus Trust Series II	Lifestyle Balanced PS Series II
Core Bond Trust Series II	Lifestyle Conservative Trust Series I
Core Fundamental Holdings Trust Series II	Lifestyle Conservative Trust Series II
Core Fundamental Holdings Trust Series III	Lifestyle Conservative PS Series II
Core Global Diversification Trust Series II	Lifestyle Growth Trust Series I
Core Global Diversification Trust Series III	Lifestyle Growth Trust Series II
Core Strategy Trust Series II	Lifestyle Growth PS Series II
Core Strategy Trust Series NAV	Lifestyle Moderate Trust Series I
Disciplined Diversification Trust Series II	Lifestyle Moderate Trust Series II
DWS Equity 500 Index	Lifestyle Moderate PS Series II
Equity-Income Trust Series I	Mid Cap Index Trust Series I
Equity-Income Trust Series II	Mid Cap Index Trust Series II

1

Report of Independent Registered Public Accounting Firm

Mid Cap Stock Trust Series I	Small Cap Opportunities Trust Series II
Mid Cap Stock Trust Series II	Small Cap Value Trust Series II
Mid Value Trust Series I	Small Company Value Trust Series I
Mid Value Trust Series II	Small Company Value Trust Series II
Money Market Trust Series I	Smaller Company Growth Trust Series I
Money Market Trust Series II	Smaller Company Growth Trust Series II
Money Market Trust B Series NAV	Strategic Income Opportunities Trust Series I
Mutual Shares Trust Series I	Strategic Income Opportunities Trust Series II
Natural Resources Trust Series II	Total Bond Market Trust B Series II
PIMCO All Asset	Total Bond Market Trust B Series NAV
Real Estate Securities Trust Series I	Total Return Trust Series I
Real Estate Securities Trust Series II	Total Return Trust Series II
Real Return Bond Trust Series II	Total Stock Market Index Trust Series I
Science & Technology Trust Series I	Total Stock Market Index Trust Series II
Science & Technology Trust Series II	Ultra Short Term Bond Trust Series II
Short Term Government Income Trust Series I	US Equity Trust Series I
Short Term Government Income Trust Series II	US Equity Trust Series II
Small Cap Growth Trust Series I	Utilities Trust Series I
Small Cap Growth Trust Series II	Utilities Trust Series II
Small Cap Index Trust Series I	Value Trust Series I
Small Cap Index Trust Series II	Value Trust Series II
Small Cap Opportunities Trust Series I

as of December 31, 2012, and the related statements of operations and changes in contract owners’ equity for the above mentioned sub-accounts and for the 500 Index Trust Series I, 500 Index Trust Series II, 500 Index Trust Series NAV, American Blue-Chip Income & Growth Trust Series II, American Blue-Chip Income & Growth Trust Series III, Balanced Trust Series I, Core Allocation Trust Series I, Core Allocation Trust Series II, Core Balanced Trust Series I, Core Balanced Trust Series II, Core Balanced Strategy Trust Series NAV, Core Disciplined Diversification Trust Series II, International Equity Index Trust A Series I, International Equity Index Trust A Series II, International Opportunities Trust Series II, Large Cap Trust Series I, Large Cap Trust Series II, Total Bond Market Trust A Series II, Total Bond Market Trust A Series NAV, and Ultra Short Term Bond Trust Series I sub-accounts (the “closed sub-accounts”) for each of the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying Portfolios. We believe that our audits provide a reasonable basis for our opinion.

2

Report of Independent Registered Public Accounting Firm

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company of New York Separate Account A at December 31, 2012, and the results of their and the closed sub-accounts’ operations and changes in contract owners’ equity for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

March 27, 2013

3

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	500 Index Trust B Series I	500 Index Trust B Series II	500 Index Trust B Series NAV	Active Bond Trust Series I	Active Bond Trust Series II	All Cap Core Trust Series I
Total Assets
Investments at fair value	$2,091,172	$9,124,418	$7,796,462	$3,313,261	$38,254,983	$3,051,633

Net Assets
Contracts in accumulation	$2,091,172	$9,110,178	$7,796,462	$3,310,472	$38,254,983	$3,051,633
Contracts in payout (annuitization)	—	14,240	—	2,789	—	—

Total net assets	$2,091,172	$9,124,418	$7,796,462	$3,313,261	$38,254,983	$3,051,633

Units outstanding	165,573	721,314	635,886	183,300	2,157,876	173,726
Unit value	$12.63	$12.65	$12.26	$18.08	$17.73	$17.57

Shares	116,112	505,788	432,896	326,108	3,757,857	161,036
Cost	$2,076,445	$9,043,960	$7,598,347	$3,089,328	$35,479,186	$2,254,543

See accompanying notes.

4

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	All Cap Core Trust Series II	All Cap Value Trust Series I	All Cap Value Trust Series II	American Asset Allocation Trust Series I	American Asset Allocation Trust Series II	American Global Growth Trust Series II
Total Assets
Investments at fair value	$1,027,722	$1,207,993	$3,763,231	$7,123,533	$99,319,052	$11,766,844

Net Assets
Contracts in accumulation	$1,027,722	$1,187,978	$3,763,231	$7,104,640	$99,319,052	$11,766,844
Contracts in payout (annuitization)	—	20,015	—	18,893	—	—

Total net assets	$1,027,722	$1,207,993	$3,763,231	$7,123,533	$99,319,052	$11,766,844

Units outstanding	58,636	66,486	200,294	538,883	7,591,825	901,891
Unit value	$17.53	$18.17	$18.79	$13.22	$13.08	$13.05

Shares	54,319	143,467	448,004	571,254	7,964,640	958,993
Cost	$996,965	$1,112,692	$3,505,079	$5,174,716	$75,400,924	$9,744,557

See accompanying notes.

5

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	American Global Small Capitalization Trust Series II	American Global Small Capitalization Trust Series III	American Growth Trust Series II	American Growth Trust Series III	American Growth- Income Trust Series I	American Growth- Income Trust Series II
Total Assets
Investments at fair value	$4,151,440	$12,154	$116,401,604	$388,292	$7,197,976	$110,208,004

Net Assets
Contracts in accumulation	$4,139,034	$12,154	$116,372,847	$388,292	$7,181,540	$110,198,766
Contracts in payout (annuitization)	12,406	—	28,757	—	16,436	9,238

Total net assets	$4,151,440	$12,154	$116,401,604	$388,292	$7,197,976	$110,208,004

Units outstanding	388,197	1,035	5,925,717	28,956	375,557	6,197,486
Unit value	$10.69	$11.75	$19.64	$13.41	$19.17	$17.78

Shares	442,113	1,293	6,712,895	22,406	432,051	6,627,060
Cost	$3,496,742	$10,468	$94,341,008	$338,889	$5,196,323	$100,046,515

See accompanying notes.

6

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	American Growth- Income Trust Series III	American High- Income Bond Trust Series II	American High- Income Bond Trust Series III	American International Trust Series II	American International Trust Series III	American New World Trust Series II
Total Assets
Investments at fair value	$691,072	$5,790,727	$272,632	$65,523,532	$367,595	$5,603,971

Net Assets
Contracts in accumulation	$691,072	$5,790,727	$272,632	$65,503,044	$367,595	$5,603,971
Contracts in payout (annuitization)	—	—	—	20,488	—	—

Total net assets	$691,072	$5,790,727	$272,632	$65,523,532	$367,595	$5,603,971

Units outstanding	51,116	381,105	15,714	2,992,368	30,329	404,122
Unit value	$13.52	$15.19	$17.35	$21.90	$12.12	$13.87

Shares	41,581	532,236	25,104	4,095,221	23,032	413,883
Cost	$680,885	$5,650,453	$266,767	$58,812,553	$352,861	$5,165,402

See accompanying notes.

7

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	American New World Trust Series III	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series II	Bond PS Series II	Bond Trust Series I	Bond Trust Series II
Total Assets
Investments at fair value	$15,525	$17,862,944	$15,932,961	$6,639	$936,147	$81,455,091

Net Assets
Contracts in accumulation	$15,525	$17,617,218	$15,932,961	$6,639	$936,147	$81,455,091
Contracts in payout (annuitization)	—	245,726	—	—	—	—

Total net assets	$15,525	$17,862,944	$15,932,961	$6,639	$936,147	$81,455,091

Units outstanding	1,158	724,527	903,212	501	70,677	6,208,990
Unit value	$13.41	$24.65	$17.64	$13.26	$13.25	$13.12

Shares	1,149	735,706	661,393	503	66,915	5,814,068
Cost	$15,464	$12,296,977	$12,238,839	$6,718	$927,805	$80,611,933

See accompanying notes.

8

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Capital Appreciation Trust Series I	Capital Appreciation Trust Series II	Capital Appreciation Value Trust Series II	Core Allocation Plus Trust Series II	Core Bond Trust Series II	Core Fundamental Holdings Trust Series II
Total Assets
Investments at fair value	$9,989,849	$8,226,710	$21,235,426	$8,820,040	$1,235,223	$24,760,974

Net Assets
Contracts in accumulation	$9,973,103	$8,223,327	$21,235,426	$8,820,040	$1,235,223	$24,760,974
Contracts in payout (annuitization)	16,746	3,383	—	—	—	—

Total net assets	$9,989,849	$8,226,710	$21,235,426	$8,820,040	$1,235,223	$24,760,974

Units outstanding	900,954	488,449	1,437,512	701,318	72,677	1,438,099
Unit value	$11.09	$16.84	$14.77	$12.58	$17.00	$17.22

Shares	867,928	722,909	1,808,810	844,831	88,547	1,480,034
Cost	$7,998,622	$6,604,738	$18,223,153	$7,561,389	$1,206,306	$22,890,825

See accompanying notes.

9

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Core Fundamental Holdings Trust Series III	Core Global Diversification Trust Series II	Core Global Diversification Trust Series III	Core Strategy Trust Series II	Core Strategy Trust Series NAV	Disciplined Diversification Trust Series II
Total Assets
Investments at fair value	$105,061	$21,236,972	$233,497	$55,604,880	$680,352	$8,347,988

Net Assets
Contracts in accumulation	$105,061	$21,236,972	$233,497	$55,604,880	$680,352	$8,347,988
Contracts in payout (annuitization)	—	—	—	—	—	—

Total net assets	$105,061	$21,236,972	$233,497	$55,604,880	$680,352	$8,347,988

Units outstanding	6,013	1,238,603	13,501	3,777,009	43,257	611,903
Unit value	$17.47	$17.15	$17.29	$14.72	$15.73	$13.64

Shares	6,287	1,372,784	15,113	4,082,590	50,100	653,719
Cost	$102,891	$21,481,254	$235,292	$48,354,584	$595,178	$6,246,268

See accompanying notes.

10

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	DWS Equity 500 Index (a)	Equity-Income Trust Series I	Equity-Income Trust Series II	Financial Services Trust Series I	Financial Services Trust Series II	Founding Allocation Trust Series II
Total Assets
Investments at fair value	$4,412,500	$24,699,738	$25,099,434	$458,000	$3,771,102	$82,896,973

Net Assets
Contracts in accumulation	$4,412,500	$24,667,852	$25,099,434	$458,000	$3,771,102	$82,896,973
Contracts in payout (annuitization)	—	31,886	—	—	—	—

Total net assets	$4,412,500	$24,699,738	$25,099,434	$458,000	$3,771,102	$82,896,973

Units outstanding	198,518	746,662	1,461,561	33,103	260,672	7,018,026
Unit value	$22.23	$33.08	$17.17	$13.84	$14.47	$11.81

Shares	294,363	1,591,478	1,620,364	37,175	307,343	7,718,527
Cost	$3,848,873	$24,252,989	$22,670,382	$380,438	$3,188,301	$75,808,838

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

11

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Fundamental All Cap Core Trust Series II	Fundamental Holdings Trust Series II	Fundamental Large Cap Value Trust Series II	Fundamental Value Trust Series I	Fundamental Value Trust Series II	Global Bond Trust Series I
Total Assets
Investments at fair value	$7,418,663	$72,933,118	$2,447,553	$23,188,558	$30,725,447	$2,748,130

Net Assets
Contracts in accumulation	$7,418,663	$72,933,118	$2,447,553	$23,014,171	$30,707,699	$2,748,130
Contracts in payout (annuitization)	—	—	—	174,387	17,748	—

Total net assets	$7,418,663	$72,933,118	$2,447,553	$23,188,558	$30,725,447	$2,748,130

Units outstanding	359,881	5,845,265	146,581	1,495,318	1,922,098	77,096
Unit value	$20.61	$12.48	$16.70	$15.51	$15.99	$35.65

Shares	485,197	6,535,226	199,475	1,512,626	2,006,888	208,824
Cost	$7,393,411	$56,007,200	$2,481,901	$16,216,596	$24,806,527	$2,672,598

See accompanying notes.

12

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Global Bond Trust Series II	Global Diversification Trust Series II	Global Trust Series I	Global Trust Series II	Health Sciences Trust Series I	Health Sciences Trust Series II
Total Assets
Investments at fair value	$15,861,369	$48,085,810	$8,008,945	$4,392,175	$2,303,708	$9,405,443

Net Assets
Contracts in accumulation	$15,861,369	$48,085,810	$7,946,152	$4,392,175	$2,303,708	$9,405,443
Contracts in payout (annuitization)	—	—	62,793	—	—	—

Total net assets	$15,861,369	$48,085,810	$8,008,945	$4,392,175	$2,303,708	$9,405,443

Units outstanding	709,690	3,839,716	274,268	261,667	79,915	313,052
Unit value	$22.35	$12.52	$29.20	$16.79	$28.83	$30.04

Shares	1,216,363	4,415,593	504,978	277,810	109,753	460,149
Cost	$14,688,845	$38,087,256	$7,317,214	$4,703,956	$1,764,932	$7,361,178

See accompanying notes.

13

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	High Yield Trust Series I	High Yield Trust Series II	International Core Trust Series I	International Core Trust Series II	International Equity Index Trust B Series I	International Equity Index Trust B Series II
Total Assets
Investments at fair value	$2,401,209	$7,169,729	$1,467,997	$1,361,929	$1,068,305	$4,273,545

Net Assets
Contracts in accumulation	$2,394,029	$7,169,557	$1,463,195	$1,361,929	$1,067,901	$4,273,545
Contracts in payout (annuitization)	7,180	172	4,802	—	404	—

Total net assets	$2,401,209	$7,169,729	$1,467,997	$1,361,929	$1,068,305	$4,273,545

Units outstanding	108,634	314,332	102,169	84,049	80,779	323,406
Unit value	$22.10	$22.81	$14.37	$16.20	$13.23	$13.21

Shares	399,536	1,173,442	152,757	140,550	69,733	278,588
Cost	$2,453,964	$7,298,641	$1,660,995	$1,377,965	$1,019,112	$4,071,707

See accompanying notes.

14

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	International Equity Index Trust B Series NAV	International Growth Stock Series II	International Small Company Trust Series I	International Small Company Trust Series II	International Value Trust Series I	International Value Trust Series II
Total Assets
Investments at fair value	$2,385,729	$2,437,793	$1,901,230	$4,329,215	$5,547,905	$12,111,245

Net Assets
Contracts in accumulation	$2,385,729	$2,437,793	$1,900,741	$4,329,215	$5,536,019	$12,111,245
Contracts in payout (annuitization)	—	—	489	—	11,886	—

Total net assets	$2,385,729	$2,437,793	$1,901,230	$4,329,215	$5,547,905	$12,111,245

Units outstanding	225,300	187,886	132,099	304,038	312,326	622,492
Unit value	$10.59	$12.97	$14.39	$14.24	$17.76	$19.46

Shares	155,727	170,118	187,313	426,524	465,819	1,018,607
Cost	$2,565,600	$2,354,299	$1,698,233	$3,931,539	$6,358,445	$12,957,608

See accompanying notes.

15

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Investment Quality Bond Trust Series I	Investment Quality Bond Trust Series II	Lifestyle Aggressive Trust Series I	Lifestyle Aggressive Trust Series II	Lifestyle Balanced Trust Series I	Lifestyle Balanced Trust Series II
Total Assets
Investments at fair value	$5,325,355	$22,845,160	$2,191,313	$27,253,727	$27,607,712	$846,288,693

Net Assets
Contracts in accumulation	$5,308,658	$22,845,160	$2,191,313	$27,253,727	$27,575,202	$846,132,164
Contracts in payout (annuitization)	16,697	—	—	—	32,510	156,529

Total net assets	$5,325,355	$22,845,160	$2,191,313	$27,253,727	$27,607,712	$846,288,693

Units outstanding	189,505	1,186,021	130,239	1,511,395	1,417,290	48,964,159
Unit value	$28.10	$19.26	$16.83	$18.03	$19.48	$17.28

Shares	431,552	1,851,310	248,730	3,100,538	2,212,157	68,084,368
Cost	$4,861,998	$20,960,860	$1,997,749	$25,321,257	$25,103,882	$794,277,481

See accompanying notes.

16

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Lifestyle Balanced PS Series II	Lifestyle Conservative Trust Series I	Lifestyle Conservative Trust Series II	Lifestyle Conservative PS Series II	Lifestyle Growth Trust Series I	Lifestyle Growth Trust Series II
Total Assets
Investments at fair value	$5,272,455	$9,366,109	$220,024,009	$3,922,987	$17,333,263	$950,402,619

Net Assets
Contracts in accumulation	$5,272,455	$9,346,890	$220,024,009	$3,922,987	$17,333,263	$950,265,931
Contracts in payout (annuitization)	—	19,219	—	—	—	136,688

Total net assets	$5,272,455	$9,366,109	$220,024,009	$3,922,987	$17,333,263	$950,402,619

Units outstanding	396,245	412,583	12,375,281	294,434	952,242	57,176,912
Unit value	$13.31	$22.70	$17.78	$13.32	$18.20	$16.62

Shares	408,085	722,694	17,069,357	298,326	1,419,596	78,029,772
Cost	$4,950,343	$8,852,871	$209,255,763	$3,767,032	$16,382,385	$914,674,349

See accompanying notes.

17

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Lifestyle Growth PS Series II	Lifestyle Moderate Trust Series I	Lifestyle Moderate Trust Series II	Lifestyle Moderate PS Series II	Mid Cap Index Trust Series I	Mid Cap Index Trust Series II
Total Assets
Investments at fair value	$9,600,308	$10,921,286	$314,674,896	$5,487,212	$1,095,993	$10,639,278

Net Assets
Contracts in accumulation	$9,600,308	$10,921,286	$314,674,896	$5,487,212	$1,095,993	$10,639,278
Contracts in payout (annuitization)	—	—	—	—	—	—

Total net assets	$9,600,308	$10,921,286	$314,674,896	$5,487,212	$1,095,993	$10,639,278

Units outstanding	722,854	521,732	18,073,781	411,213	45,843	502,342
Unit value	$13.28	$20.93	$17.41	$13.34	$23.91	$21.18

Shares	752,965	854,560	24,719,159	420,154	62,808	611,102
Cost	$8,719,854	$9,722,285	$276,857,513	$5,248,979	$1,021,967	$9,630,244

See accompanying notes.

18

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Mid Cap Stock Trust Series I	Mid Cap Stock Trust Series II	Mid Value Trust Series I	Mid Value Trust Series II	Money Market Trust Series I	Money Market Trust Series II
Total Assets
Investments at fair value	$7,686,470	$14,072,820	$2,973,125	$10,101,944	$8,141,171	$47,900,403

Net Assets
Contracts in accumulation	$7,685,532	$14,058,992	$2,947,925	$10,101,944	$8,124,877	$47,900,403
Contracts in payout (annuitization)	938	13,828	25,200	—	16,294	—

Total net assets	$7,686,470	$14,072,820	$2,973,125	$10,101,944	$8,141,171	$47,900,403

Units outstanding	412,677	625,950	155,955	537,887	516,109	3,931,245
Unit value	$18.63	$22.48	$19.06	$18.78	$15.77	$12.18

Shares	490,208	919,792	258,757	878,430	8,141,171	47,900,403
Cost	$6,976,193	$12,468,624	$2,114,248	$7,131,389	$8,141,171	$47,900,403

See accompanying notes.

19

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Money Market Trust B Series NAV	Mutual Shares Trust Series I	Natural Resources Trust Series II	PIMCO All Asset (a)	Real Estate Securities Trust Series I	Real Estate Securities Trust Series II
Total Assets
Investments at fair value	$3,266,342	$690,944	$9,937,073	$3,841,073	$2,585,914	$9,983,250

Net Assets
Contracts in accumulation	$3,266,342	$690,944	$9,937,073	$3,841,073	$2,582,915	$9,983,250
Contracts in payout (annuitization)	—	—	—	—	2,999	—

Total net assets	$3,266,342	$690,944	$9,937,073	$3,841,073	$2,585,914	$9,983,250

Units outstanding	269,882	53,449	357,660	197,158	67,965	341,117
Unit value	$12.10	$12.93	$27.78	$19.48	$38.05	$29.27

Shares	3,266,342	63,681	996,697	332,849	183,009	705,032
Cost	$3,266,342	$617,130	$10,452,636	$3,648,012	$1,926,561	$6,916,997

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

20

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Real Return Bond Trust Series II	Science & Technology Trust Series I	Science & Technology Trust Series II	Short Term Government Income Trust Series I	Short Term Government Income Trust Series II	Small Cap Growth Trust Series I
Total Assets
Investments at fair value	$8,109,965	$5,528,330	$5,102,783	$7,968,604	$7,348,538	$15,122

Net Assets
Contracts in accumulation	$8,109,965	$5,499,443	$5,102,783	$7,968,604	$7,348,538	$15,122
Contracts in payout (annuitization)	—	28,887	—	—	—	—

Total net assets	$8,109,965	$5,528,330	$5,102,783	$7,968,604	$7,348,538	$15,122

Units outstanding	423,235	417,902	295,752	625,928	582,620	1,067
Unit value	$19.16	$13.23	$17.25	$12.73	$12.61	$14.17

Shares	614,391	320,855	301,583	619,161	570,539	1,628
Cost	$7,478,014	$4,027,804	$4,255,505	$7,989,803	$7,405,213	$17,364

See accompanying notes.

21

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Small Cap Growth Trust Series II	Small Cap Index Trust Series I	Small Cap Index Trust Series II	Small Cap Opportunities Trust Series I	Small Cap Opportunities Trust Series II	Small Cap Value Trust Series II
Total Assets
Investments at fair value	$2,653,834	$363,317	$7,898,472	$1,186,370	$6,065,730	$3,175,954

Net Assets
Contracts in accumulation	$2,653,834	$363,317	$7,890,777	$1,186,370	$6,065,730	$3,175,954
Contracts in payout (annuitization)	—	—	7,695	—	—	—

Total net assets	$2,653,834	$363,317	$7,898,472	$1,186,370	$6,065,730	$3,175,954

Units outstanding	143,554	19,493	410,848	50,063	265,555	162,813
Unit value	$18.49	$18.64	$19.22	$23.70	$22.84	$19.51

Shares	291,630	29,323	639,552	53,609	276,974	153,725
Cost	$2,959,953	$344,256	$8,699,270	$1,030,915	$4,946,373	$2,634,110

See accompanying notes.

22

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Small Company Value Trust Series I	Small Company Value Trust Series II	Smaller Company Growth Trust Series I	Smaller Company Growth Trust Series II	Strategic Income Opportunities Trust Series I	Strategic Income Opportunities Trust Series II
Total Assets
Investments at fair value	$3,315,502	$10,774,474	$1,785,482	$2,450,750	$5,298,824	$9,644,780

Net Assets
Contracts in accumulation	$3,315,502	$10,774,474	$1,785,482	$2,450,750	$5,289,345	$9,644,258
Contracts in payout (annuitization)	—	—	—	—	9,479	522

Total net assets	$3,315,502	$10,774,474	$1,785,482	$2,450,750	$5,298,824	$9,644,780

Units outstanding	117,539	481,886	105,309	145,823	256,926	479,656
Unit value	$28.21	$22.36	$16.95	$16.81	$20.62	$20.11

Shares	170,026	557,685	102,732	141,990	394,258	716,019
Cost	$2,634,597	$8,881,424	$1,494,731	$2,050,905	$5,635,395	$10,206,817

See accompanying notes.

23

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Total Bond Market Trust B Series II	Total Bond Market Trust B Series NAV	Total Return Trust Series I	Total Return Trust Series II	Total Stock Market Index Trust Series I	Total Stock Market Index Trust Series II
Total Assets
Investments at fair value	$6,970,913	$1,105,433	$13,410,261	$29,266,584	$482,468	$7,221,953

Net Assets
Contracts in accumulation	$6,970,913	$1,105,433	$13,384,405	$29,252,787	$482,468	$7,221,953
Contracts in payout (annuitization)	—	—	25,856	13,797	—	—

Total net assets	$6,970,913	$1,105,433	$13,410,261	$29,266,584	$482,468	$7,221,953

Units outstanding	559,817	88,666	568,091	1,471,226	36,013	413,734
Unit value	$12.45	$12.47	$23.61	$19.89	$13.40	$17.46

Shares	649,666	103,215	912,884	1,993,636	36,690	550,454
Cost	$7,027,952	$1,116,751	$12,731,609	$27,912,746	$437,017	$6,376,051

See accompanying notes.

24

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

	Ultra Short Term Bond Trust Series II	US Equity Trust Series I	US Equity Trust Series II	Utilities Trust Series I	Utilities Trust Series II	Value Trust Series I
Total Assets
Investments at fair value	$7,126,300	$9,906,545	$1,029,966	$1,712,931	$4,749,544	$4,229,962

Net Assets
Contracts in accumulation	$7,126,300	$9,700,558	$1,029,966	$1,712,931	$4,749,544	$4,227,514
Contracts in payout (annuitization)	—	205,987	—	—	—	2,448

Total net assets	$7,126,300	$9,906,545	$1,029,966	$1,712,931	$4,749,544	$4,229,962

Units outstanding	589,058	762,462	81,134	75,034	137,738	133,501
Unit value	$12.10	$12.99	$12.69	$22.83	$34.48	$31.68

Shares	587,494	706,097	73,412	131,159	366,477	219,056
Cost	$7,206,901	$9,786,786	$1,016,940	$1,548,615	$4,123,560	$3,643,893

See accompanying notes.

25

John Hancock Life Insurance Company of New York Separate Account A

Statements of Assets and Liabilities

December 31, 2012

Value Trust Series II
Total Assets
Investments at fair value	$3,410,682

Net Assets
Contracts in accumulation	$3,410,682
Contracts in payout (annuitization)	—

Total net assets	$3,410,682

Units outstanding	159,361
Unit value	$21.40

Shares	177,086
Cost	$2,784,022

See accompanying notes.

26

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	500 Index Trust B Series I	500 Index Trust B Series II	500 Index Trust B Series NAV		500 Index Trust Series I
	2012 (b)	2012 (b)	2012	2011	2012 (d)	2011
Income:
Dividend distributions received	$12,106	$40,484	$71,381	$108,067	$96,225	$33,724
Expenses:
Mortality and expense risk and administrative charges	(5,207)	(23,495)	(99,071)	(95,856)	(29,039)	(38,458)

Net investment income (loss)	6,899	16,989	(27,690)	12,211	67,186	(4,734)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	206,675	5,898
Net realized gain (loss)	90	448	(72,288)	(128,769)	137,912	(39,312)

Realized gains (losses)	90	448	(72,288)	(128,769)	344,587	(33,414)

Unrealized appreciation (depreciation) during the period	14,728	80,460	921,671	136,041	(148,978)	35,649

Net increase (decrease) in contract owners’ equity from operations	21,717	97,897	821,693	19,483	262,795	(2,499)

Changes from principal transactions:
Purchase payments	1,560	4,165	41,757	92,372	10,086	11,251
Transfers between sub-accounts and the company	2,080,277	9,422,495	1,528,258	(113,080)	(2,263,573)	(60,701)
Withdrawals	(11,932)	(394,721)	(485,722)	(398,820)	(134,828)	(405,667)
Annual contract fee	(450)	(5,418)	(37,133)	(33,189)	(1,179)	(1,864)

Net increase (decrease) in contract owners’ equity from principal transactions	2,069,455	9,026,521	1,047,160	(452,717)	(2,389,494)	(456,981)

Total increase (decrease) in contract owners’ equity	2,091,172	9,124,418	1,868,853	(433,234)	(2,126,699)	(459,480)
Contract owners’ equity at beginning of period	—	—	5,927,609	6,360,843	2,126,699	2,586,179

Contract owners’ equity at end of period	$2,091,172	$9,124,418	$7,796,462	$5,927,609	$—	$2,126,699

	2012	2012	2012	2011	2012	2011
Units, beginning of period	—	—	555,214	597,448	201,124	244,336
Units issued	167,809	778,769	141,101	10,949	3,115	17,613
Units redeemed	2,236	57,455	60,429	53,183	204,239	60,825

Units, end of period	165,573	721,314	635,886	555,214	—	201,124

(b)	Reflects the period from commencement of operations on November 2, 2012 through December 31, 2012.
(d)	Terminated as an investment option on November 2, 2012.

See accompanying notes.

27

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	500 Index Trust Series II		500 Index Trust Series NAV		Active Bond Trust Series I
	2012 (d)	2011	2012 (d)	2011	2012	2011
Income:
Dividend distributions received	$423,349	$123,900	$72,090	$22,243	$136,028	$189,283
Expenses:
Mortality and expense risk and administrative charges	(128,229)	(152,073)	(12,124)	(11,531)	(52,796)	(58,084)

Net investment income (loss)	295,120	(28,173)	59,966	10,712	83,232	131,199

Realized gains (losses) on investments:
Capital gain distributions received	948,907	22,734	152,730	3,329	22,154	—
Net realized gain (loss)	349,755	50,000	22,051	22,723	53,347	39,807

Realized gains (losses)	1,298,662	72,734	174,781	26,052	75,501	39,807

Unrealized appreciation (depreciation) during the period	(465,655)	(19,993)	(53,345)	(34,882)	101,045	(12,542)

Net increase (decrease) in contract owners’ equity from operations	1,128,127	24,568	181,402	1,882	259,778	158,464

Changes from principal transactions:
Purchase payments	52,671	46,883	11,526	290,827	7,575	1,275
Transfers between sub-accounts and the company	(9,626,783)	(632,606)	(1,523,795)	150,558	201,291	(41,708)
Withdrawals	(654,980)	(920,197)	(13,603)	(27,941)	(587,824)	(780,240)
Annual contract fee	(29,416)	(36,259)	(10,815)	(18,454)	(1,796)	(2,497)

Net increase (decrease) in contract owners’ equity from principal transactions	(10,258,508)	(1,542,179)	(1,536,687)	394,990	(380,754)	(823,170)

Total increase (decrease) in contract owners’ equity	(9,130,381)	(1,517,611)	(1,355,285)	396,872	(120,976)	(664,706)
Contract owners’ equity at beginning of period	9,130,381	10,647,992	1,355,285	958,413	3,434,237	4,098,943

Contract owners’ equity at end of period	$—	$9,130,381	$—	$1,355,285	$3,313,261	$3,434,237

	2012	2011	2012	2011	2012	2011
Units, beginning of period	644,068	749,755	76,753	54,645	205,461	255,460
Units issued	20,067	26,149	6,676	31,552	13,329	5,859
Units redeemed	664,135	131,836	83,429	9,444	35,490	55,858

Units, end of period	—	644,068	—	76,753	183,300	205,461

(d)	Terminated as an investment option on November 2, 2012.

See accompanying notes.

28

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Active Bond Trust Series II		All Cap Core Trust Series I		All Cap Core Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$1,511,926	$2,083,021	$33,885	$30,690	$9,345	$8,346
Expenses:
Mortality and expense risk and administrative charges	(643,307)	(715,496)	(44,351)	(46,841)	(15,828)	(17,114)

Net investment income (loss)	868,619	1,367,525	(10,466)	(16,151)	(6,483)	(8,768)

Realized gains (losses) on investments:
Capital gain distributions received	262,534	—	—	—	—	—
Net realized gain (loss)	453,833	488,327	88,505	131,705	(4,925)	(4,539)

Realized gains (losses)	716,367	488,327	88,505	131,705	(4,925)	(4,539)

Unrealized appreciation (depreciation) during the period	1,378,757	(29,200)	336,174	(139,144)	146,751	(5,621)

Net increase (decrease) in contract owners’ equity from operations	2,963,743	1,826,652	414,213	(23,590)	135,343	(18,928)

Changes from principal transactions:
Purchase payments	96,504	159,740	3,725	1,603	7,306	6,567
Transfers between sub-accounts and the company	1,286,923	(3,238,265)	(44,845)	(142,729)	(3,343)	(51,835)
Withdrawals	(6,122,908)	(6,087,201)	(179,549)	(432,863)	(67,740)	(84,794)
Annual contract fee	(141,324)	(154,980)	(2,414)	(2,598)	(5,414)	(5,071)

Net increase (decrease) in contract owners’ equity from principal transactions	(4,880,805)	(9,320,706)	(223,083)	(576,587)	(69,191)	(135,133)

Total increase (decrease) in contract owners’ equity	(1,917,062)	(7,494,054)	191,130	(600,177)	66,152	(154,061)
Contract owners’ equity at beginning of period	40,172,045	47,666,099	2,860,503	3,460,680	961,570	1,115,631

Contract owners’ equity at end of period	$38,254,983	$40,172,045	$3,051,633	$2,860,503	$1,027,722	$961,570

	2012	2011	2012	2011	2012	2011
Units, beginning of period	2,440,709	3,013,411	185,841	222,732	62,855	72,091
Units issued	183,486	140,751	3,946	1,463	2,048	4,006
Units redeemed	466,319	713,453	16,061	38,354	6,267	13,242

Units, end of period	2,157,876	2,440,709	173,726	185,841	58,636	62,855

See accompanying notes.

29

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	All Cap Value Trust Series I		All Cap Value Trust Series II		American Asset Allocation Trust Series I
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$9,925	$4,819	$23,573	$6,150	$108,927	$105,319
Expenses:
Mortality and expense risk and administrative charges	(20,072)	(24,527)	(63,172)	(72,140)	(104,402)	(112,696)

Net investment income (loss)	(10,147)	(19,708)	(39,599)	(65,990)	4,525	(7,377)

Realized gains (losses) on investments:
Capital gain distributions received	48,424	—	148,602	—	—	—
Net realized gain (loss)	(6,687)	(30,734)	30,944	(475,786)	294,320	464,077

Realized gains (losses)	41,737	(30,734)	179,546	(475,786)	294,320	464,077

Unrealized appreciation (depreciation) during the period	78,072	(41,378)	201,168	294,796	626,789	(481,302)

Net increase (decrease) in contract owners’ equity from operations	109,662	(91,820)	341,115	(246,980)	925,634	(24,602)

Changes from principal transactions:
Purchase payments	1,024	849	12,506	13,702	4,822	43,819
Transfers between sub-accounts and the company	(130,773)	(121,434)	(269,587)	(5,094)	96,065	(294,370)
Withdrawals	(74,536)	(207,883)	(308,121)	(744,181)	(732,967)	(1,152,681)
Annual contract fee	(808)	(1,076)	(13,541)	(14,330)	(4,810)	(5,479)

Net increase (decrease) in contract owners’ equity from principal transactions	(205,093)	(329,544)	(578,743)	(749,903)	(636,890)	(1,408,711)

Total increase (decrease) in contract owners’ equity	(95,431)	(421,364)	(237,628)	(996,883)	288,744	(1,433,313)
Contract owners’ equity at beginning of period	1,303,424	1,724,788	4,000,859	4,997,742	6,834,789	8,268,102

Contract owners’ equity at end of period	$1,207,993	$1,303,424	$3,763,231	$4,000,859	$7,123,533	$6,834,789

	2012	2011	2012	2011	2012	2011
Units, beginning of period	79,637	99,334	232,813	272,008	590,511	710,831
Units issued	2,147	4,589	3,180	29,461	18,325	26,080
Units redeemed	15,298	24,286	35,699	68,656	69,953	146,400

Units, end of period	66,486	79,637	200,294	232,813	538,883	590,511

See accompanying notes.

30

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Asset Allocation Trust Series II		American Blue-Chip Income & Growth Trust Series II		American Blue-Chip Income & Growth Trust Series III
	2012	2011	2012 (d)	2011	2012 (d)	2011
Income:
Dividend distributions received	$1,378,368	$1,334,852	$—	$92,184	$37	$9,773
Expenses:
Mortality and expense risk and administrative charges	(1,522,215)	(1,554,323)	(103,742)	(134,775)	(4,958)	(4,572)

Net investment income (loss)	(143,847)	(219,471)	(103,742)	(42,591)	(4,921)	5,201

Realized gains (losses) on investments:
Capital gain distributions received	—	—	1,083,017	—	90,361	—
Net realized gain (loss)	153,805	(1,304,815)	(1,553,562)	(906,492)	(13,924)	5,734

Realized gains (losses)	153,805	(1,304,815)	(470,545)	(906,492)	76,437	5,734

Unrealized appreciation (depreciation) during the period	12,671,865	1,071,819	1,367,271	689,336	(5,895)	(22,136)

Net increase (decrease) in contract owners’ equity from operations	12,681,823	(452,467)	792,984	(259,747)	65,621	(11,201)

Changes from principal transactions:
Purchase payments	648,410	1,030,718	11,475	39,218	5,187	117,928
Transfers between sub-accounts and the company	(1,600,055)	(4,502,945)	(7,583,245)	(311,948)	(614,952)	105,695
Withdrawals	(7,645,505)	(7,131,200)	(755,047)	(1,312,092)	(6,840)	(14,976)
Annual contract fee	(639,652)	(620,550)	(25,653)	(31,414)	(4,080)	(7,096)

Net increase (decrease) in contract owners’ equity from principal transactions	(9,236,802)	(11,223,977)	(8,352,470)	(1,616,236)	(620,685)	201,551

Total increase (decrease) in contract owners’ equity	3,445,021	(11,676,444)	(7,559,486)	(1,875,983)	(555,064)	190,350
Contract owners’ equity at beginning of period	95,874,031	107,550,475	7,559,486	9,435,469	555,064	364,714

Contract owners’ equity at end of period	$99,319,052	$95,874,031	$—	$7,559,486	$—	$555,064

	2012	2011	2012	2011	2012	2011
Units, beginning of period	8,338,609	9,291,199	459,056	556,024	47,330	30,505
Units issued	67,187	155,491	12,325	18,797	3,693	21,536
Units redeemed	813,971	1,108,081	471,381	115,765	51,023	4,711

Units, end of period	7,591,825	8,338,609	—	459,056	—	47,330

(d)	Terminated as an investment option on November 2, 2012.

See accompanying notes.

31

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Global Growth Trust Series II		American Global Small Capitalization Trust Series II		American Global Small Capitalization Trust Series III
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$38,322	$93,016	$29,327	$33,372	$146	$159
Expenses:
Mortality and expense risk and administrative charges	(176,497)	(191,875)	(62,988)	(71,962)	(104)	(97)

Net investment income (loss)	(138,175)	(98,859)	(33,661)	(38,590)	42	62

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(213,928)	(394,996)	(61,673)	(3,630)	212	256

Realized gains (losses)	(213,928)	(394,996)	(61,673)	(3,630)	212	256

Unrealized appreciation (depreciation) during the period	2,487,708	(789,374)	705,878	(994,794)	1,718	(2,742)

Net increase (decrease) in contract owners’ equity from operations	2,135,605	(1,283,229)	610,544	(1,037,014)	1,972	(2,424)

Changes from principal transactions:
Purchase payments	67,307	48,037	8,391	64,713	—	240
Transfers between sub-accounts and the company	(819,303)	(634,450)	(187,637)	91,363	(693)	4,762
Withdrawals	(649,817)	(905,152)	(261,832)	(380,919)	(596)	(1,207)
Annual contract fee	(65,696)	(68,181)	(23,419)	(24,546)	(101)	(103)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,467,509)	(1,559,746)	(464,497)	(249,389)	(1,390)	3,692

Total increase (decrease) in contract owners’ equity	668,096	(2,842,975)	146,047	(1,286,403)	582	1,268
Contract owners’ equity at beginning of period	11,098,748	13,941,723	4,005,393	5,291,796	11,572	10,304

Contract owners’ equity at end of period	$11,766,844	$11,098,748	$4,151,440	$4,005,393	$12,154	$11,572

	2012	2011	2012	2011	2012	2011
Units, beginning of period	1,022,128	1,145,847	434,732	454,695	1,154	822
Units issued	31,897	85,136	18,937	64,574	65	460
Units redeemed	152,134	208,855	65,472	84,537	184	128

Units, end of period	901,891	1,022,128	388,197	434,732	1,035	1,154

See accompanying notes.

32

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Growth Trust Series II		American Growth Trust Series III		American Growth-Income Trust Series I
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$303,298	$105,087	$2,856	$2,142	$89,689	$82,286
Expenses:
Mortality and expense risk and administrative charges	(1,887,650)	(2,040,395)	(3,726)	(3,104)	(105,869)	(119,442)

Net investment income (loss)	(1,584,352)	(1,935,308)	(870)	(962)	(16,180)	(37,156)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(7,818,502)	(7,245,731)	14,043	5,652	479,766	554,919

Realized gains (losses)	(7,818,502)	(7,245,731)	14,043	5,652	479,766	554,919

Unrealized appreciation (depreciation) during the period	26,899,722	2,126,472	45,909	(24,907)	525,376	(791,901)

Net increase (decrease) in contract owners’ equity from operations	17,496,868	(7,054,567)	59,082	(20,217)	988,962	(274,138)

Changes from principal transactions:
Purchase payments	485,817	641,989	1,937	67,755	17,272	5,885
Transfers between sub-accounts and the company	(5,598,543)	(262,120)	(7,878)	58,905	264,369	(422,298)
Withdrawals	(12,583,534)	(13,330,560)	(5,968)	(11,118)	(759,431)	(1,278,132)
Annual contract fee	(505,400)	(537,064)	(3,712)	(4,842)	(5,224)	(5,468)

Net increase (decrease) in contract owners’ equity from principal transactions	(18,201,660)	(13,487,755)	(15,621)	110,700	(483,014)	(1,700,013)

Total increase (decrease) in contract owners’ equity	(704,792)	(20,542,322)	43,461	90,483	505,948	(1,974,151)
Contract owners’ equity at beginning of period	117,106,396	137,648,718	344,831	254,348	6,692,028	8,666,179

Contract owners’ equity at end of period	$116,401,604	$117,106,396	$388,292	$344,831	$7,197,976	$6,692,028

	2012	2011	2012	2011	2012	2011
Units, beginning of period	6,865,890	7,522,530	30,029	20,995	404,268	504,702
Units issued	213,494	485,159	3,462	12,809	47,619	11,904
Units redeemed	1,153,667	1,141,799	4,535	3,775	76,330	112,338

Units, end of period	5,925,717	6,865,890	28,956	30,029	375,557	404,268

See accompanying notes.

33

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Growth-Income Trust Series II		American Growth-Income Trust Series III		American High-Income Bond Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$1,217,229	$1,160,285	$10,899	$2,314	$359,065	$380,083
Expenses:
Mortality and expense risk and administrative charges	(1,704,927)	(1,821,174)	(2,227)	(761)	(85,780)	(80,181)

Net investment income (loss)	(487,698)	(660,889)	8,672	1,553	273,285	299,902

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(3,897,652)	(4,784,669)	11,527	318	67,541	184,521

Realized gains (losses)	(3,897,652)	(4,784,669)	11,527	318	67,541	184,521

Unrealized appreciation (depreciation) during the period	19,510,268	1,653,850	14,890	(8,212)	242,522	(438,795)

Net increase (decrease) in contract owners’ equity from operations	15,124,918	(3,791,708)	35,089	(6,341)	583,348	45,628

Changes from principal transactions:
Purchase payments	401,583	545,338	623	480	7,300	19,377
Transfers between sub-accounts and the company	2,800,959	(1,959,514)	512,631	131,153	438,466	1,024,638
Withdrawals	(12,028,143)	(12,383,165)	(1,536)	—	(449,489)	(969,137)
Annual contract fee	(473,615)	(501,156)	(1,428)	(206)	(17,971)	(18,480)

Net increase (decrease) in contract owners’ equity from principal transactions	(9,299,216)	(14,298,497)	510,290	131,427	(21,694)	56,398

Total increase (decrease) in contract owners’ equity	5,825,702	(18,090,205)	545,379	125,086	561,654	102,026
Contract owners’ equity at beginning of period	104,382,302	122,472,507	145,693	20,607	5,229,073	5,127,047

Contract owners’ equity at end of period	$110,208,004	$104,382,302	$691,072	$145,693	$5,790,727	$5,229,073

	2012	2011	2012	2011	2012	2011
Units, beginning of period	6,771,046	7,610,502	12,491	1,720	383,113	375,058
Units issued	423,287	366,694	48,673	10,858	44,012	174,152
Units redeemed	996,847	1,206,150	10,048	87	46,020	166,097

Units, end of period	6,197,486	6,771,046	51,116	12,491	381,105	383,113

See accompanying notes.

34

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American High-Income Bond Trust Series III		American International Trust Series II		American International Trust Series III
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$18,524	$20,411	$605,867	$918,495	$5,124	$6,188
Expenses:
Mortality and expense risk and administrative charges	(2,577)	(2,604)	(1,058,870)	(1,154,368)	(3,452)	(2,689)

Net investment income (loss)	15,947	17,807	(453,003)	(235,873)	1,672	3,499

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	1,428	1,328	(9,845,596)	(5,875,428)	1,943	(1,216)

Realized gains (losses)	1,428	1,328	(9,845,596)	(5,875,428)	1,943	(1,216)

Unrealized appreciation (depreciation) during the period	15,033	(17,340)	20,072,639	(4,963,323)	52,318	(50,371)

Net increase (decrease) in contract owners’ equity from operations	32,408	1,795	9,774,040	(11,074,624)	55,933	(48,088)

Changes from principal transactions:
Purchase payments	1,800	9,848	213,135	738,625	3,874	78,138
Transfers between sub-accounts and the company	(22,458)	(1,271)	(3,199,589)	4,344,290	(3,407)	79,305
Withdrawals	(3,790)	(14,337)	(7,032,122)	(6,818,013)	(4,480)	(8,387)
Annual contract fee	(2,683)	(2,934)	(291,787)	(307,259)	(3,248)	(4,465)

Net increase (decrease) in contract owners’ equity from principal transactions	(27,131)	(8,694)	(10,310,363)	(2,042,357)	(7,261)	144,591

Total increase (decrease) in contract owners’ equity	5,277	(6,899)	(536,323)	(13,116,981)	48,672	96,503
Contract owners’ equity at beginning of period	267,355	274,254	66,059,855	79,176,836	318,923	222,420

Contract owners’ equity at end of period	$272,632	$267,355	$65,523,532	$66,059,855	$367,595	$318,923

	2012	2011	2012	2011	2012	2011
Units, beginning of period	17,333	17,939	3,466,530	3,470,576	30,738	18,249
Units issued	483	833	141,001	424,773	4,214	14,764
Units redeemed	2,102	1,439	615,163	428,819	4,623	2,275

Units, end of period	15,714	17,333	2,992,368	3,466,530	30,329	30,738

See accompanying notes.

35

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American New World Trust Series II		American New World Trust Series III		Balanced Trust Series I
	2012	2011	2012	2011 (aa)	2012 (e)	2011 (bb)
Income:
Dividend distributions received	$23,598	$67,341	$137	$398	$423	$384
Expenses:
Mortality and expense risk and administrative charges	(82,895)	(94,075)	(208)	(122)	(80)	(123)

Net investment income (loss)	(59,297)	(26,734)	(71)	276	343	261

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	9,839	124
Net realized gain (loss)	20,308	299,660	(641)	(9)	(9,159)	(5)

Realized gains (losses)	20,308	299,660	(641)	(9)	680	119

Unrealized appreciation (depreciation) during the period	798,126	(1,246,593)	3,789	(3,728)	1,364	(1,364)

Net increase (decrease) in contract owners’ equity from operations	759,137	(973,667)	3,077	(3,461)	2,387	(984)

Changes from principal transactions:
Purchase payments	105,514	246,877	—	—	—	—
Transfers between sub-accounts and the company	(112,210)	(101,904)	(9,294)	25,203	(31,044)	29,641
Withdrawals	(384,561)	(570,092)	—	—	—	—
Annual contract fee	(19,735)	(20,149)	—	—	—	—

Net increase (decrease) in contract owners’ equity from principal transactions	(410,992)	(445,268)	(9,294)	25,203	(31,044)	29,641

Total increase (decrease) in contract owners’ equity	348,145	(1,418,935)	(6,217)	21,742	(28,657)	28,657
Contract owners’ equity at beginning of period	5,255,826	6,674,761	21,742	—	28,657	—

Contract owners’ equity at end of period	$5,603,971	$5,255,826	$15,525	$21,742	$—	$28,657

	2012	2011	2012	2011	2012	2011
Units, beginning of period	437,178	468,445	1,884	—	1,730	—
Units issued	57,041	162,363	—	1,884	—	1,730
Units redeemed	90,097	193,630	726	—	1,730	—

Units, end of period	404,122	437,178	1,158	1,884	—	1,730

(e)	Terminated as an investment option on April 27, 2012.
(aa)	Reflects the period from commencement of operations on March 1, 2011 through December 31, 2011.
(bb)	Reflects the period from commencement of operations on April 1, 2011 through December 31, 2011.

See accompanying notes.

36

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series II		Bond PS Series II
	2012	2011	2012	2011	2012	2011 (cc)
Income:
Dividend distributions received	$16,883	$1,482	$—	$—	$739	$1,490
Expenses:
Mortality and expense risk and administrative charges	(279,924)	(302,896)	(256,344)	(263,116)	(964)	(768)

Net investment income (loss)	(263,041)	(301,414)	(256,344)	(263,116)	(225)	722

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	1,120
Net realized gain (loss)	1,172,219	1,164,202	779,798	812,400	(3,195)	(3,846)

Realized gains (losses)	1,172,219	1,164,202	779,798	812,400	(3,195)	(2,726)

Unrealized appreciation (depreciation) during the period	2,009,953	(828,398)	1,974,965	(551,489)	1,201	(1,279)

Net increase (decrease) in contract owners’ equity from operations	2,919,131	34,390	2,498,419	(2,205)	(2,219)	(3,283)

Changes from principal transactions:
Purchase payments	68,373	79,063	63,895	75,980	—	—
Transfers between sub-accounts and the company	(940,460)	(441,677)	389,319	(219,541)	(108,679)	121,995
Withdrawals	(2,488,601)	(3,340,663)	(2,456,318)	(2,273,341)	(411)	(119)
Annual contract fee	(13,493)	(14,728)	(52,816)	(52,345)	(645)	—

Net increase (decrease) in contract owners’ equity from principal transactions	(3,374,181)	(3,718,005)	(2,055,920)	(2,469,247)	(109,735)	121,876

Total increase (decrease) in contract owners’ equity	(455,050)	(3,683,615)	442,499	(2,471,452)	(111,954)	118,593
Contract owners’ equity at beginning of period	18,317,994	22,001,609	15,490,462	17,961,914	118,593	—

Contract owners’ equity at end of period	$17,862,944	$18,317,994	$15,932,961	$15,490,462	$6,639	$118,593

	2012	2011	2012	2011	2012	2011
Units, beginning of period	913,838	1,103,152	1,018,057	1,175,177	9,353	—
Units issued	19,554	49,063	114,583	173,734	98,063	73,184
Units redeemed	208,865	238,377	229,428	330,854	106,915	63,831

Units, end of period	724,527	913,838	903,212	1,018,057	501	9,353

(cc)	Reflects the period from commencement of operations on June 20, 2011 through December 31, 2011.

See accompanying notes.

37

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Bond Trust Series I		Bond Trust Series II		Capital Appreciation Trust Series I
	2012	2011 (dd)	2012	2011 (dd)	2012	2011
Income:
Dividend distributions received	$26,224	$19,859	$2,079,020	$1,865,182	$16,106	$8,082
Expenses:
Mortality and expense risk and administrative charges	(8,782)	(1,286)	(1,309,483)	(215,514)	(157,012)	(171,216)

Net investment income (loss)	17,442	18,573	769,537	1,649,668	(140,906)	(163,134)

Realized gains (losses) on investments:
Capital gain distributions received	6,372	—	553,899	—	—	—
Net realized gain (loss)	1,164	(39)	168,369	2,825	458,710	301,441

Realized gains (losses)	7,536	(39)	722,268	2,825	458,710	301,441

Unrealized appreciation (depreciation) during the period	22,060	(13,718)	2,116,119	(1,272,962)	1,089,195	(265,665)

Net increase (decrease) in contract owners’ equity from operations	47,038	4,816	3,607,924	379,531	1,406,999	(127,358)

Changes from principal transactions:
Purchase payments	10,735	4,930	308,814	26,152	26,586	45,768
Transfers between sub-accounts and the company	70,588	829,143	3,085,383	83,204,495	(265,473)	(569,588)
Withdrawals	(10,874)	(10,212)	(7,481,262)	(1,182,559)	(1,394,107)	(1,453,157)
Annual contract fee	(8,117)	(1,900)	(409,634)	(83,753)	(8,947)	(10,009)

Net increase (decrease) in contract owners’ equity from principal transactions	62,332	821,961	(4,496,699)	81,964,335	(1,641,941)	(1,986,986)

Total increase (decrease) in contract owners’ equity	109,370	826,777	(888,775)	82,343,866	(234,942)	(2,114,344)
Contract owners’ equity at beginning of period	826,777	—	82,343,866	—	10,224,791	12,339,135

Contract owners’ equity at end of period	$936,147	$826,777	$81,455,091	$82,343,866	$9,989,849	$10,224,791

	2012	2011	2012	2011	2012	2011
Units, beginning of period	65,741	—	6,556,104	—	1,056,091	1,256,921
Units issued	10,901	66,660	657,045	6,672,021	29,207	29,503
Units redeemed	5,965	919	1,004,159	115,917	184,344	230,333

Units, end of period	70,677	65,741	6,208,990	6,556,104	900,954	1,056,091

(dd)	Reflects the period from commencement of operations on October 28, 2011 through December 31, 2011.

See accompanying notes.

38

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Capital Appreciation Trust Series II		Capital Appreciation Value Trust Series II		Core Allocation Plus Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$5,235	$2,508	$262,140	$252,132	$101,244	$101,296
Expenses:
Mortality and expense risk and administrative charges	(139,781)	(146,161)	(338,824)	(342,328)	(128,555)	(132,183)

Net investment income (loss)	(134,546)	(143,653)	(76,684)	(90,196)	(27,311)	(30,887)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2,029,289	317,599	522,839	464,557
Net realized gain (loss)	419,101	367,069	626,010	782,280	199,871	94,992

Realized gains (losses)	419,101	367,069	2,655,299	1,099,879	722,710	559,549

Unrealized appreciation (depreciation) during the period	847,389	(305,923)	(62,639)	(731,190)	277,917	(880,007)

Net increase (decrease) in contract owners’ equity from operations	1,131,944	(82,507)	2,515,976	278,493	973,316	(351,345)

Changes from principal transactions:
Purchase payments	61,837	24,473	99,053	373,386	56,231	141,793
Transfers between sub-accounts and the company	(193,811)	(740,285)	(316,339)	(1,365,298)	(440,842)	(77,637)
Withdrawals	(1,009,733)	(1,283,630)	(1,475,535)	(683,226)	(279,994)	(177,754)
Annual contract fee	(30,231)	(33,058)	(141,014)	(134,227)	(61,716)	(59,491)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,171,938)	(2,032,500)	(1,833,835)	(1,809,365)	(726,321)	(173,089)

Total increase (decrease) in contract owners’ equity	(39,994)	(2,115,007)	682,141	(1,530,872)	246,995	(524,434)
Contract owners’ equity at beginning of period	8,266,704	10,381,711	20,553,285	22,084,157	8,573,045	9,097,479

Contract owners’ equity at end of period	$8,226,710	$8,266,704	$21,235,426	$20,553,285	$8,820,040	$8,573,045

	2012	2011	2012	2011	2012	2011
Units, beginning of period	558,427	687,646	1,567,890	1,706,388	761,664	776,549
Units issued	81,327	37,745	9,113	88,562	6,636	17,885
Units redeemed	151,305	166,964	139,491	227,060	66,982	32,770

Units, end of period	488,449	558,427	1,437,512	1,567,890	701,318	761,664

See accompanying notes.

39

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Allocation Trust Series I		Core Allocation Trust Series II		Core Balanced Trust Series I
	2012 (e)	2011	2012 (e)	2011	2012 (e)	2011
Income:
Dividend distributions received	$90	$2,018	$5,880	$318,679	$673	$635
Expenses:
Mortality and expense risk and administrative charges	(155)	(480)	(43,735)	(120,614)	(168)	(2,184)

Net investment income (loss)	(65)	1,538	(37,855)	198,065	505	(1,549)

Realized gains (losses) on investments:
Capital gain distributions received	2,833	385	488,936	62,688	5,597	1,640
Net realized gain (loss)	2,005	511	121,153	96,074	(1,900)	19,813

Realized gains (losses)	4,838	896	610,089	158,762	3,697	21,453

Unrealized appreciation (depreciation) during the period	(155)	(3,553)	187,961	(677,935)	(1,266)	(21,029)

Net increase (decrease) in contract owners’ equity from operations	4,618	(1,119)	760,195	(321,108)	2,936	(1,125)

Changes from principal transactions:
Purchase payments	—	—	119,031	1,117,154	—	6,445
Transfers between sub-accounts and the company	(57,988)	—	(9,704,920)	858,287	(39,148)	(137,113)
Withdrawals	—	(4,416)	(52,371)	(435,915)	—	(13,407)
Annual contract fee	—	(529)	(20,158)	(57,748)	—	(2,284)

Net increase (decrease) in contract owners’ equity from principal transactions	(57,988)	(4,945)	(9,658,418)	1,481,778	(39,148)	(146,359)

Total increase (decrease) in contract owners’ equity	(53,370)	(6,064)	(8,898,223)	1,160,670	(36,212)	(147,484)
Contract owners’ equity at beginning of period	53,370	59,434	8,898,223	7,737,553	36,212	183,696

Contract owners’ equity at end of period	$—	$53,370	$—	$8,898,223	$—	$36,212

	2012	2011	2012	2011	2012	2011
Units, beginning of period	3,357	3,653	558,691	471,067	2,228	11,234
Units issued	—	—	37,401	138,041	—	6,966
Units redeemed	3,357	296	596,092	50,417	2,228	15,972

Units, end of period	—	3,357	—	558,691	—	2,228

(e)	Terminated as an investment option on April 27, 2012.

See accompanying notes.

40

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Balanced Trust Series II		Core Balanced Strategy Trust Series NAV		Core Bond Trust Series II
	2012 (e)	2011	2012 (e)	2011	2012	2011
Income:
Dividend distributions received	$296,080	$264,438	$—	$4,982	$28,996	$29,298
Expenses:
Mortality and expense risk and administrative charges	(83,252)	(233,590)	(1,046)	(3,416)	(18,217)	(15,429)

Net investment income (loss)	212,828	30,848	(1,046)	1,566	10,779	13,869

Realized gains (losses) on investments:
Capital gain distributions received	2,609,519	99,475	1,916	2,536	28,403	38,958
Net realized gain (loss)	(941,935)	225,249	21,345	2,082	10,993	27,311

Realized gains (losses)	1,667,584	324,724	23,261	4,618	39,396	66,269

Unrealized appreciation (depreciation) during the period	(511,447)	(513,553)	(10,918)	(5,235)	(940)	(21,331)

Net increase (decrease) in contract owners’ equity from operations	1,368,965	(157,981)	11,297	949	49,235	58,807

Changes from principal transactions:
Purchase payments	52,269	2,574,580	—	—	—	3,120
Transfers between sub-accounts and the company	(17,868,404)	1,311,928	(203,943)	—	259,122	205,170
Withdrawals	(371,681)	(697,369)	—	(33,201)	(78,267)	(158,437)
Annual contract fee	(46,994)	(106,886)	—	—	(2,351)	(1,176)

Net increase (decrease) in contract owners’ equity from principal transactions	(18,234,810)	3,082,253	(203,943)	(33,201)	178,504	48,677

Total increase (decrease) in contract owners’ equity	(16,865,845)	2,924,272	(192,646)	(32,252)	227,739	107,484
Contract owners’ equity at beginning of period	16,865,845	13,941,573	192,646	224,898	1,007,484	900,000

Contract owners’ equity at end of period	$—	$16,865,845	$—	$192,646	$1,235,223	$1,007,484

	2012	2011	2012	2011	2012	2011
Units, beginning of period	1,021,384	839,588	12,834	15,082	62,059	59,094
Units issued	51,242	307,150	—	—	18,250	27,563
Units redeemed	1,072,626	125,354	12,834	2,248	7,632	24,598

Units, end of period	—	1,021,384	—	12,834	72,677	62,059

(e)	Terminated as an investment option on April 27, 2012.

See accompanying notes.

41

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Disciplined Diversification Trust Series II		Core Fundamental Holdings Trust Series II		Core Fundamental Holdings Trust Series III
	2012 (e)	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$—	$304,987	$425,794	$405,867	$2,133	$681
Expenses:
Mortality and expense risk and administrative charges	(75,837)	(221,457)	(328,469)	(301,345)	(408)	(253)

Net investment income (loss)	(75,837)	83,530	97,325	104,522	1,725	428

Realized gains (losses) on investments:
Capital gain distributions received	1,082,467	45,659	223,999	26,216	568	37
Net realized gain (loss)	(29,124)	162,119	357,334	373,126	70	411

Realized gains (losses)	1,053,343	207,778	581,333	399,342	638	448

Unrealized appreciation (depreciation) during the period	163,089	(902,282)	1,378,930	(738,677)	2,886	(956)

Net increase (decrease) in contract owners’ equity from operations	1,140,595	(610,974)	2,057,588	(234,813)	5,249	(80)

Changes from principal transactions:
Purchase payments	21,088	1,615,032	111,550	2,014,733	26,662	—
Transfers between sub-accounts and the company	(15,279,771)	1,606,204	2,509,286	717,716	44,028	15,295
Withdrawals	(415,638)	(634,498)	(1,857,370)	(700,563)	—	(4,330)
Annual contract fee	(25,774)	(91,092)	(187,808)	(151,273)	(1,258)	(315)

Net increase (decrease) in contract owners’ equity from principal transactions	(15,700,095)	2,495,646	575,658	1,880,613	69,432	10,650

Total increase (decrease) in contract owners’ equity	(14,559,500)	1,884,672	2,633,246	1,645,800	74,681	10,570
Contract owners’ equity at beginning of period	14,559,500	12,674,828	22,127,728	20,481,928	30,380	19,810

Contract owners’ equity at end of period	$—	$14,559,500	$24,760,974	$22,127,728	$105,061	$30,380

	2012	2011	2012	2011	2012	2011
Units, beginning of period	887,182	745,797	1,403,537	1,288,391	1,917	1,253
Units issued	29,240	239,541	235,513	326,096	4,130	952
Units redeemed	916,422	98,156	200,951	210,950	34	288

Units, end of period	—	887,182	1,438,099	1,403,537	6,013	1,917

(e)	Terminated as an investment option on April 27, 2012.

See accompanying notes.

42

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Global Diversification Trust Series II		Core Global Diversification Trust Series III		Core Strategy Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$1,588,999	$425,306	$18,202	$4,024	$1,380,005	$1,111,621
Expenses:
Mortality and expense risk and administrative charges	(290,818)	(318,109)	(1,649)	(1,488)	(833,724)	(845,971)

Net investment income (loss)	1,298,181	107,197	16,553	2,536	546,281	265,650

Realized gains (losses) on investments:
Capital gain distributions received	242,877	154,590	2,127	1,119	—	—
Net realized gain (loss)	132,036	353,819	1,721	1,151	(228,587)	(195,064)

Realized gains (losses)	374,913	508,409	3,848	2,270	(228,587)	(195,064)

Unrealized appreciation (depreciation) during the period	510,619	(1,866,950)	(246)	(12,207)	5,191,225	(874,053)

Net increase (decrease) in contract owners’ equity from operations	2,183,713	(1,251,344)	20,155	(7,401)	5,508,919	(803,467)

Changes from principal transactions:
Purchase payments	78,229	2,997,004	1,250	6,445	724,225	2,468,770
Transfers between sub-accounts and the company	(369,081)	(1,021,918)	56,188	21,313	(522,742)	(938,625)
Withdrawals	(1,363,517)	(1,654,751)	(7,617)	(11,133)	(3,815,820)	(3,029,648)
Annual contract fee	(159,882)	(141,144)	(1,736)	(1,761)	(326,133)	(314,048)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,814,251)	179,191	48,085	14,864	(3,940,470)	(1,813,551)

Total increase (decrease) in contract owners’ equity	369,462	(1,072,153)	68,240	7,463	1,568,449	(2,617,018)
Contract owners’ equity at beginning of period	20,867,510	21,939,663	165,257	157,794	54,036,431	56,653,449

Contract owners’ equity at end of period	$21,236,972	$20,867,510	$233,497	$165,257	$55,604,880	$54,036,431

	2012	2011	2012	2011	2012	2011
Units, beginning of period	1,354,788	1,353,080	10,740	9,813	4,060,704	4,192,363
Units issued	123,489	320,377	3,946	1,699	201,183	330,198
Units redeemed	239,674	318,669	1,185	772	484,878	461,857

Units, end of period	1,238,603	1,354,788	13,501	10,740	3,777,009	4,060,704

See accompanying notes.

43

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Strategy Trust Series NAV		Disciplined Diversification Trust Series II		DWS Equity 500 Index (a)
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$18,476	$9,782	$178,786	$169,587	$57,681	$53,714
Expenses:
Mortality and expense risk and administrative charges	(7,662)	(5,483)	(118,808)	(127,370)	(68,148)	(65,505)

Net investment income (loss)	10,814	4,299	59,978	42,217	(10,467)	(11,791)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	109,911	38,518	—	—
Net realized gain (loss)	1,203	11,029	256,295	112,161	31,666	13,401

Realized gains (losses)	1,203	11,029	366,206	150,679	31,666	13,401

Unrealized appreciation (depreciation) during the period	40,986	(18,524)	466,689	(518,360)	508,770	(1,047)

Net increase (decrease) in contract owners’ equity from operations	53,003	(3,196)	892,873	(325,464)	529,969	563

Changes from principal transactions:
Purchase payments	—	—	51,596	130,873	14,202	66,582
Transfers between sub-accounts and the company	203,940	—	(253,511)	(193,671)	67,851	(163,415)
Withdrawals	—	(44,982)	(678,119)	(139,418)	(187,247)	(109,242)
Annual contract fee	—	—	(55,057)	(54,495)	(25,313)	(24,641)

Net increase (decrease) in contract owners’ equity from principal transactions	203,940	(44,982)	(935,091)	(256,711)	(130,507)	(230,716)

Total increase (decrease) in contract owners’ equity	256,943	(48,178)	(42,218)	(582,175)	399,462	(230,153)
Contract owners’ equity at beginning of period	423,409	471,587	8,390,206	8,972,381	4,013,038	4,243,191

Contract owners’ equity at end of period	$680,352	$423,409	$8,347,988	$8,390,206	$4,412,500	$4,013,038

	2012	2011	2012	2011	2012	2011
Units, beginning of period	26,942	29,704	683,087	703,845	204,725	216,100
Units issued	16,315	—	6,899	18,256	6,951	3,982
Units redeemed	—	2,762	78,083	39,014	13,158	15,357

Units, end of period	43,257	26,942	611,903	683,087	198,518	204,725

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

44

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Equity-Income Trust Series I		Equity-Income Trust Series II		Financial Services Trust Series I
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$504,842	$466,762	$467,275	$416,673	$3,555	$9,832
Expenses:
Mortality and expense risk and administrative charges	(369,124)	(396,634)	(397,707)	(399,533)	(7,796)	(11,159)

Net investment income (loss)	135,718	70,128	69,568	17,140	(4,241)	(1,327)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(76,449)	(328,978)	(663,734)	(1,044,661)	14,806	13,214

Realized gains (losses)	(76,449)	(328,978)	(663,734)	(1,044,661)	14,806	13,214

Unrealized appreciation (depreciation) during the period	3,612,392	(376,947)	4,203,872	42,620	62,242	(90,794)

Net increase (decrease) in contract owners’ equity from operations	3,671,661	(635,797)	3,609,706	(984,901)	72,807	(78,907)

Changes from principal transactions:
Purchase payments	25,503	122,134	234,359	158,969	324	324
Transfers between sub-accounts and the company	(851,276)	394,408	(314,952)	3,953,106	(64,000)	(131,490)
Withdrawals	(2,953,144)	(4,319,460)	(2,761,331)	(3,318,679)	(62,424)	(120,222)
Annual contract fee	(16,371)	(17,893)	(77,879)	(73,727)	(665)	(897)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,795,288)	(3,820,811)	(2,919,803)	719,669	(126,765)	(252,285)

Total increase (decrease) in contract owners’ equity	(123,627)	(4,456,608)	689,903	(265,232)	(53,958)	(331,192)
Contract owners’ equity at beginning of period	24,823,365	29,279,973	24,409,531	24,674,763	511,958	843,150

Contract owners’ equity at end of period	$24,699,738	$24,823,365	$25,099,434	$24,409,531	$458,000	$511,958

	2012	2011	2012	2011	2012	2011
Units, beginning of period	881,322	1,009,386	1,637,805	1,619,885	42,924	63,011
Units issued	15,843	52,635	80,727	472,615	616	4,454
Units redeemed	150,503	180,699	256,971	454,695	10,437	24,541

Units, end of period	746,662	881,322	1,461,561	1,637,805	33,103	42,924

See accompanying notes.

45

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Financial Services Trust Series II		Founding Allocation Trust Series II		Fundamental All Cap Core Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$23,584	$60,179	$2,297,022	$2,324,150	$41,021	$58,668
Expenses:
Mortality and expense risk and administrative charges	(60,593)	(66,685)	(1,288,716)	(1,371,371)	(111,173)	(109,848)

Net investment income (loss)	(37,009)	(6,506)	1,008,306	952,779	(70,152)	(51,180)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	15,464	(269,276)	(1,562,965)	(2,333,503)	(190,993)	(372,880)

Realized gains (losses)	15,464	(269,276)	(1,562,965)	(2,333,503)	(190,993)	(372,880)

Unrealized appreciation (depreciation) during the period	576,686	(193,097)	11,495,579	(1,183,796)	1,619,212	177,656

Net increase (decrease) in contract owners’ equity from operations	555,141	(468,879)	10,940,920	(2,564,520)	1,358,067	(246,404)

Changes from principal transactions:
Purchase payments	9,720	16,140	346,531	787,833	21,949	50,704
Transfers between sub-accounts and the company	134,574	(409,477)	(3,032,148)	(4,786,700)	(8,369)	(99,880)
Withdrawals	(561,039)	(220,192)	(6,037,745)	(4,685,801)	(379,755)	(686,733)
Annual contract fee	(9,825)	(10,446)	(530,466)	(544,364)	(37,638)	(37,698)

Net increase (decrease) in contract owners’ equity from principal transactions	(426,570)	(623,975)	(9,253,828)	(9,229,032)	(403,813)	(773,607)

Total increase (decrease) in contract owners’ equity	128,571	(1,092,854)	1,687,092	(11,793,552)	954,254	(1,020,011)
Contract owners’ equity at beginning of period	3,642,531	4,735,385	81,209,881	93,003,433	6,464,409	7,484,420

Contract owners’ equity at end of period	$3,771,102	$3,642,531	$82,896,973	$81,209,881	$7,418,663	$6,464,409

	2012	2011	2012	2011	2012	2011
Units, beginning of period	293,018	337,796	7,856,654	8,710,530	380,583	423,707
Units issued	29,731	60,718	77,175	91,887	15,127	9,142
Units redeemed	62,077	105,496	915,803	945,763	35,829	52,266

Units, end of period	260,672	293,018	7,018,026	7,856,654	359,881	380,583

See accompanying notes.

46

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Fundamental Holdings Trust Series II		Fundamental Large Cap Value Trust Series II		Fundamental Value Trust Series I
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$1,133,488	$1,041,476	$24,783	$16,673	$214,738	$204,584
Expenses:
Mortality and expense risk and administrative charges	(1,114,331)	(1,183,179)	(34,895)	(32,990)	(350,568)	(390,504)

Net investment income (loss)	19,157	(141,703)	(10,112)	(16,317)	(135,830)	(185,920)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	211,357	(655,269)	(82,501)	(167,925)	1,097,283	1,483,107

Realized gains (losses)	211,357	(655,269)	(82,501)	(167,925)	1,097,283	1,483,107

Unrealized appreciation (depreciation) during the period	7,359,029	(1,271,554)	547,880	174,982	1,672,925	(2,626,724)

Net increase (decrease) in contract owners’ equity from operations	7,589,543	(2,068,526)	455,267	(9,260)	2,634,378	(1,329,537)

Changes from principal transactions:
Purchase payments	615,036	2,121,867	19,833	33,301	58,803	142,473
Transfers between sub-accounts and the company	(1,448,527)	(1,363,583)	36,653	33,154	(503,824)	(584,987)
Withdrawals	(6,585,786)	(5,573,561)	(115,555)	(229,487)	(2,508,633)	(4,395,172)
Annual contract fee	(500,725)	(504,758)	(12,650)	(12,887)	(18,815)	(21,403)

Net increase (decrease) in contract owners’ equity from principal transactions	(7,920,002)	(5,320,035)	(71,719)	(175,919)	(2,972,469)	(4,859,089)

Total increase (decrease) in contract owners’ equity	(330,459)	(7,388,561)	383,548	(185,179)	(338,091)	(6,188,626)
Contract owners’ equity at beginning of period	73,263,577	80,652,138	2,064,005	2,249,184	23,526,649	29,715,275

Contract owners’ equity at end of period	$72,933,118	$73,263,577	$2,447,553	$2,064,005	$23,188,558	$23,526,649

	2012	2011	2012	2011	2012	2011
Units, beginning of period	6,508,089	6,973,611	151,195	164,831	1,708,893	2,046,036
Units issued	48,611	192,371	13,760	12,776	30,859	25,011
Units redeemed	711,435	657,893	18,374	26,412	244,434	362,154

Units, end of period	5,845,265	6,508,089	146,581	151,195	1,495,318	1,708,893

See accompanying notes.

47

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Fundamental Value Trust Series II		Global Bond Trust Series I		Global Bond Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$226,229	$209,944	$195,692	$207,581	$1,138,113	$1,055,415
Expenses:
Mortality and expense risk and administrative charges	(499,580)	(549,900)	(42,660)	(52,625)	(257,210)	(278,598)

Net investment income (loss)	(273,351)	(339,956)	153,032	154,956	880,903	776,817

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(449,244)	(890,045)	(14,268)	71,622	(191,685)	(743,529)

Realized gains (losses)	(449,244)	(890,045)	(14,268)	71,622	(191,685)	(743,529)

Unrealized appreciation (depreciation) during the period	4,196,178	(587,229)	13,220	32,139	125,429	1,189,077

Net increase (decrease) in contract owners’ equity from operations	3,473,583	(1,817,230)	151,984	258,717	814,647	1,222,365

Changes from principal transactions:
Purchase payments	71,981	618,048	2,571	51,321	31,878	461,796
Transfers between sub-accounts and the company	(876,697)	(1,320,246)	(171,329)	(352,468)	285,257	(1,444,272)
Withdrawals	(3,185,835)	(4,436,979)	(380,622)	(624,510)	(1,827,948)	(2,215,179)
Annual contract fee	(129,420)	(139,004)	(2,272)	(2,748)	(50,887)	(53,687)

Net increase (decrease) in contract owners’ equity from principal transactions	(4,119,971)	(5,278,181)	(551,652)	(928,405)	(1,561,700)	(3,251,342)

Total increase (decrease) in contract owners’ equity	(646,388)	(7,095,411)	(399,668)	(669,688)	(747,053)	(2,028,977)
Contract owners’ equity at beginning of period	31,371,835	38,467,246	3,147,798	3,817,486	16,608,422	18,637,399

Contract owners’ equity at end of period	$30,725,447	$31,371,835	$2,748,130	$3,147,798	$15,861,369	$16,608,422

	2012	2011	2012	2011	2012	2011
Units, beginning of period	2,185,488	2,527,288	96,263	130,685	780,411	937,014
Units issued	66,861	126,170	7,111	10,164	54,323	78,223
Units redeemed	330,251	467,970	26,278	44,586	125,044	234,826

Units, end of period	1,922,098	2,185,488	77,096	96,263	709,690	780,411

See accompanying notes.

48

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Global Diversification Trust Series II		Global Trust Series I		Global Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$729,541	$839,204	$166,123	$168,855	$87,241	$85,887
Expenses:
Mortality and expense risk and administrative charges	(736,110)	(780,919)	(110,153)	(123,656)	(67,957)	(72,268)

Net investment income (loss)	(6,569)	58,285	55,970	45,199	19,284	13,619

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(202,597)	(507,781)	9,540	(9,829)	(144,243)	(82,526)

Realized gains (losses)	(202,597)	(507,781)	9,540	(9,829)	(144,243)	(82,526)

Unrealized appreciation (depreciation) during the period	6,352,201	(3,594,182)	1,358,806	(615,494)	933,920	(274,241)

Net increase (decrease) in contract owners’ equity from operations	6,143,035	(4,043,678)	1,424,316	(580,124)	808,961	(343,148)

Changes from principal transactions:
Purchase payments	149,501	866,120	12,806	24,439	3,531	76,030
Transfers between sub-accounts and the company	(1,633,527)	(1,565,895)	(253,309)	(133,501)	(274,948)	29,523
Withdrawals	(2,284,949)	(3,585,642)	(744,838)	(1,085,054)	(405,493)	(469,536)
Annual contract fee	(312,416)	(304,079)	(5,349)	(6,154)	(20,094)	(21,876)

Net increase (decrease) in contract owners’ equity from principal transactions	(4,081,391)	(4,589,496)	(990,690)	(1,200,270)	(697,004)	(385,859)

Total increase (decrease) in contract owners’ equity	2,061,644	(8,633,174)	433,626	(1,780,394)	111,957	(729,007)
Contract owners’ equity at beginning of period	46,024,166	54,657,340	7,575,319	9,355,713	4,280,218	5,009,225

Contract owners’ equity at end of period	$48,085,810	$46,024,166	$8,008,945	$7,575,319	$4,392,175	$4,280,218

	2012	2011	2012	2011	2012	2011
Units, beginning of period	4,182,897	4,571,948	313,686	361,316	304,983	329,717
Units issued	17,247	113,816	7,080	7,205	4,571	18,016
Units redeemed	360,428	502,867	46,498	54,835	47,887	42,750

Units, end of period	3,839,716	4,182,897	274,268	313,686	261,667	304,983

See accompanying notes.

49

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Health Sciences Trust Series I		Health Sciences Trust Series II		High Yield Trust Series I
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$—	$—	$—	$—	$177,737	$219,327
Expenses:
Mortality and expense risk and administrative charges	(35,941)	(34,750)	(132,515)	(109,582)	(35,727)	(44,285)

Net investment income (loss)	(35,941)	(34,750)	(132,515)	(109,582)	142,010	175,042

Realized gains (losses) on investments:
Capital gain distributions received	146,183	23,065	609,537	81,605	—	—
Net realized gain (loss)	157,540	182,304	538,862	349,124	(277,383)	(410,775)

Realized gains (losses)	303,723	205,369	1,148,399	430,729	(277,383)	(410,775)

Unrealized appreciation (depreciation) during the period	290,696	12,875	1,016,408	235,349	500,046	229,094

Net increase (decrease) in contract owners’ equity from operations	558,478	183,494	2,032,292	556,496	364,673	(6,639)

Changes from principal transactions:
Purchase payments	330	410	132,376	20,976	4,701	26,485
Transfers between sub-accounts and the company	246,966	38,787	1,306,789	(100,792)	245,815	64,998
Withdrawals	(360,544)	(376,566)	(605,205)	(721,187)	(614,262)	(934,533)
Annual contract fee	(2,395)	(2,503)	(28,882)	(25,716)	(1,809)	(2,398)

Net increase (decrease) in contract owners’ equity from principal transactions	(115,643)	(339,872)	805,078	(826,719)	(365,555)	(845,448)

Total increase (decrease) in contract owners’ equity	442,835	(156,378)	2,837,370	(270,223)	(882)	(852,087)
Contract owners’ equity at beginning of period	1,860,873	2,017,251	6,568,073	6,838,296	2,402,091	3,254,178

Contract owners’ equity at end of period	$2,303,708	$1,860,873	$9,405,443	$6,568,073	$2,401,209	$2,402,091

	2012	2011	2012	2011	2012	2011
Units, beginning of period	84,157	99,428	283,980	320,261	129,019	175,856
Units issued	15,387	21,705	125,523	72,355	15,167	29,767
Units redeemed	19,629	36,976	96,451	108,636	35,552	76,604

Units, end of period	79,915	84,157	313,052	283,980	108,634	129,019

See accompanying notes.

50

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	High Yield Trust Series II		International Core Trust Series I		International Core Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$514,665	$600,869	$41,885	$44,052	$36,202	$38,632
Expenses:
Mortality and expense risk and administrative charges	(110,300)	(114,179)	(23,337)	(29,706)	(24,100)	(27,784)

Net investment income (loss)	404,365	486,690	18,548	14,346	12,102	10,848

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(696,830)	(854,653)	(255,300)	(149,719)	(132,020)	(226,903)

Realized gains (losses)	(696,830)	(854,653)	(255,300)	(149,719)	(132,020)	(226,903)

Unrealized appreciation (depreciation) during the period	1,377,735	332,943	426,784	(79,772)	301,329	2,557

Net increase (decrease) in contract owners’ equity from operations	1,085,270	(35,020)	190,032	(215,145)	181,411	(213,498)

Changes from principal transactions:
Purchase payments	97,645	63,434	513	1,431	25,954	1,880
Transfers between sub-accounts and the company	29,529	758,006	(67,935)	(3,976)	(362,521)	156,095
Withdrawals	(942,312)	(1,468,933)	(305,685)	(235,607)	(87,164)	(131,059)
Annual contract fee	(15,097)	(16,370)	(1,070)	(1,358)	(4,271)	(4,588)

Net increase (decrease) in contract owners’ equity from principal transactions	(830,235)	(663,863)	(374,177)	(239,510)	(428,002)	22,328

Total increase (decrease) in contract owners’ equity	255,035	(698,883)	(184,145)	(454,655)	(246,591)	(191,170)
Contract owners’ equity at beginning of period	6,914,694	7,613,577	1,652,142	2,106,797	1,608,520	1,799,690

Contract owners’ equity at end of period	$7,169,729	$6,914,694	$1,467,997	$1,652,142	$1,361,929	$1,608,520

	2012	2011	2012	2011	2012	2011
Units, beginning of period	354,042	385,269	131,636	150,783	112,716	111,847
Units issued	49,661	97,407	361	4,928	3,560	54,952
Units redeemed	89,371	128,634	29,828	24,075	32,227	54,083

Units, end of period	314,332	354,042	102,169	131,636	84,049	112,716

See accompanying notes.

51

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Equity Index Trust A Series I		International Equity Index Trust A Series II		International Equity Index Trust B Series I	International Equity Index Trust B Series II
	2012 (d)	2011	2012 (d)	2011	2012 (b)	2012 (b)
Income:
Dividend distributions received	$27,980	$54,789	$108,114	$147,778	$11,577	$41,699
Expenses:
Mortality and expense risk and administrative charges	(17,732)	(29,413)	(58,432)	(80,818)	(2,484)	(10,860)

Net investment income (loss)	10,248	25,376	49,682	66,960	9,093	30,839

Realized gains (losses) on investments:
Capital gain distributions received	50,646	42,050	207,172	116,336	—	—
Net realized gain (loss)	(500,734)	(277,867)	(1,588,643)	(325,647)	(18)	4,331

Realized gains (losses)	(450,088)	(235,817)	(1,381,471)	(209,311)	(18)	4,331

Unrealized appreciation (depreciation) during the period	542,631	(80,090)	1,712,907	(678,405)	49,192	201,837

Net increase (decrease) in contract owners’ equity from operations	102,791	(290,531)	381,118	(820,756)	58,267	237,007

Changes from principal transactions:
Purchase payments	12,697	13,742	23,792	19,296	2,040	1,488
Transfers between sub-accounts and the company	(1,509,490)	(116,884)	(4,628,115)	(216,713)	1,037,016	4,169,755
Withdrawals	(96,753)	(320,078)	(144,163)	(271,029)	(28,938)	(131,879)
Annual contract fee	(678)	(997)	(12,792)	(18,277)	(80)	(2,826)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,594,224)	(424,217)	(4,761,278)	(486,723)	1,010,038	4,036,538

Total increase (decrease) in contract owners’ equity	(1,491,433)	(714,748)	(4,380,160)	(1,307,479)	1,068,305	4,273,545
Contract owners’ equity at beginning of period	1,491,433	2,206,181	4,380,160	5,687,639	—	—

Contract owners’ equity at end of period	$—	$1,491,433	$—	$4,380,160	$1,068,305	$4,273,545

	2012	2011	2012	2011	2012	2012
Units, beginning of period	92,388	115,358	280,963	307,086	—	—
Units issued	1,517	1,599	4,616	7,975	84,091	347,600
Units redeemed	93,905	24,569	285,579	34,098	3,312	24,194

Units, end of period	—	92,388	—	280,963	80,779	323,406

(b)	Reflects the period from commencement of operations on November 2, 2012 through December 31, 2012.
(d)	Terminated as an investment option on November 2, 2012.

See accompanying notes.

52

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Equity Index Trust B Series NAV		International Growth Stock Series II	International Opportunities Trust Series II
	2012	2011	2012 (b)	2012 (d)	2011
Income:
Dividend distributions received	$27,818	$84,170	$11,500	$42,902	$20,865
Expenses:
Mortality and expense risk and administrative charges	(36,030)	(40,732)	(5,849)	(33,355)	(46,639)

Net investment income (loss)	(8,212)	43,438	5,651	9,547	(25,774)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—
Net realized gain (loss)	(107,537)	(136,950)	(425)	(154,514)	(144,011)

Realized gains (losses)	(107,537)	(136,950)	(425)	(154,514)	(144,011)

Unrealized appreciation (depreciation) during the period	462,750	(301,711)	83,493	291,652	(394,623)

Net increase (decrease) in contract owners’ equity from operations	347,001	(395,223)	88,719	146,685	(564,408)

Changes from principal transactions:
Purchase payments	8,127	8,356	42	18,573	100,745
Transfers between sub-accounts and the company	27,942	(40,854)	2,383,022	(2,535,198)	(348,313)
Withdrawals	(172,857)	(235,746)	(33,708)	(114,061)	(311,061)
Annual contract fee	(13,128)	(13,974)	(282)	(6,198)	(6,315)

Net increase (decrease) in contract owners’ equity from principal transactions	(149,916)	(282,218)	2,349,074	(2,636,884)	(564,944)

Total increase (decrease) in contract owners’ equity	197,085	(677,441)	2,437,793	(2,490,199)	(1,129,352)
Contract owners’ equity at beginning of period	2,188,644	2,866,085	—	2,490,199	3,619,551

Contract owners’ equity at end of period	$2,385,729	$2,188,644	$2,437,793	$—	$2,490,199

	2012	2011	2012	2012	2011
Units, beginning of period	239,420	265,456	—	195,583	234,291
Units issued	9,837	10,819	192,247	18,283	18,306
Units redeemed	23,957	36,855	4,361	213,866	57,014

Units, end of period	225,300	239,420	187,886	—	195,583

(b)	Reflects the period from commencement of operations on November 2, 2012 through December 31, 2012.
(d)	Terminated as an investment option on November 2, 2012.

See accompanying notes.

53

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Small Company Trust Series I		International Small Company Trust Series II		International Value Trust Series I
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$24,230	$37,934	$48,907	$72,093	$141,082	$152,615
Expenses:
Mortality and expense risk and administrative charges	(27,138)	(36,355)	(70,377)	(83,040)	(81,382)	(101,487)

Net investment income (loss)	(2,908)	1,579	(21,470)	(10,947)	59,700	51,128

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	20,957	72,849	27,824	141,141	(532,165)	(589,364)

Realized gains (losses)	20,957	72,849	27,824	141,141	(532,165)	(589,364)

Unrealized appreciation (depreciation) during the period	293,644	(515,772)	667,029	(1,081,522)	1,354,964	(372,704)

Net increase (decrease) in contract owners’ equity from operations	311,693	(441,344)	673,383	(951,328)	882,499	(910,940)

Changes from principal transactions:
Purchase payments	2,515	3,454	55,988	85,473	17,990	22,957
Transfers between sub-accounts and the company	(26,855)	(193,181)	(346,375)	(236,532)	(123,043)	(226,519)
Withdrawals	(308,157)	(466,983)	(323,270)	(418,844)	(649,517)	(1,182,803)
Annual contract fee	(1,688)	(2,067)	(21,337)	(14,233)	(3,973)	(4,830)

Net increase (decrease) in contract owners’ equity from principal transactions	(334,185)	(658,777)	(634,994)	(584,136)	(758,543)	(1,391,195)

Total increase (decrease) in contract owners’ equity	(22,492)	(1,100,121)	38,389	(1,535,464)	123,956	(2,302,135)
Contract owners’ equity at beginning of period	1,923,722	3,023,843	4,290,826	5,826,290	5,423,949	7,726,084

Contract owners’ equity at end of period	$1,901,230	$1,923,722	$4,329,215	$4,290,826	$5,547,905	$5,423,949

	2012	2011	2012	2011	2012	2011
Units, beginning of period	157,000	203,803	352,954	394,175	359,782	440,077
Units issued	2,537	1,662	8,787	40,585	6,874	9,636
Units redeemed	27,438	48,465	57,703	81,806	54,330	89,931

Units, end of period	132,099	157,000	304,038	352,954	312,326	359,782

See accompanying notes.

54

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Value Trust Series II		Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$292,072	$299,803	$111,263	$246,910	$430,353	$897,401
Expenses:
Mortality and expense risk and administrative charges	(185,757)	(220,859)	(81,648)	(92,314)	(366,322)	(395,435)

Net investment income (loss)	106,315	78,944	29,615	154,596	64,031	501,966

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(1,304,472)	(1,452,098)	80,277	37,213	251,859	274,612

Realized gains (losses)	(1,304,472)	(1,452,098)	80,277	37,213	251,859	274,612

Unrealized appreciation (depreciation) during the period	3,122,227	(570,307)	216,674	191,676	939,404	760,092

Net increase (decrease) in contract owners’ equity from operations	1,924,070	(1,943,461)	326,566	383,485	1,255,294	1,536,670

Changes from principal transactions:
Purchase payments	44,943	44,808	49,724	142,725	34,932	105,137
Transfers between sub-accounts and the company	(628,496)	(150,878)	(78,977)	(35,133)	743,775	(1,099,945)
Withdrawals	(944,887)	(1,657,246)	(852,671)	(1,209,614)	(1,833,568)	(4,648,406)
Annual contract fee	(41,684)	(49,298)	(6,270)	(8,506)	(88,034)	(99,786)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,570,124)	(1,812,614)	(888,194)	(1,110,528)	(1,142,895)	(5,743,000)

Total increase (decrease) in contract owners’ equity	353,946	(3,756,075)	(561,628)	(727,043)	112,399	(4,206,330)
Contract owners’ equity at beginning of period	11,757,299	15,513,374	5,886,983	6,614,026	22,732,761	26,939,091

Contract owners’ equity at end of period	$12,111,245	$11,757,299	$5,325,355	$5,886,983	$22,845,160	$22,732,761

	2012	2011	2012	2011	2012	2011
Units, beginning of period	708,414	798,580	221,979	262,376	1,246,358	1,566,059
Units issued	25,742	39,703	13,324	27,062	115,965	116,667
Units redeemed	111,664	129,869	45,798	67,459	176,302	436,368

Units, end of period	622,492	708,414	189,505	221,979	1,186,021	1,246,358

See accompanying notes.

55

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Large Cap Trust Series I		Large Cap Trust Series II		Lifestyle Aggressive Trust Series I
	2012 (e)	2011	2012 (e)	2011	2012	2011
Income:
Dividend distributions received	$51,158	$138,296	$4,966	$13,630	$29,813	$41,235
Expenses:
Mortality and expense risk and administrative charges	(47,287)	(152,185)	(5,831)	(17,917)	(36,123)	(37,738)

Net investment income (loss)	3,871	(13,889)	(865)	(4,287)	(6,310)	3,497

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(1,355,900)	(521,235)	948	(86,793)	(57,539)	(71,679)

Realized gains (losses)	(1,355,900)	(521,235)	948	(86,793)	(57,539)	(71,679)

Unrealized appreciation (depreciation) during the period	2,596,383	200,040	144,757	41,513	377,859	(127,858)

Net increase (decrease) in contract owners’ equity from operations	1,244,354	(335,084)	144,840	(49,567)	314,010	(196,040)

Changes from principal transactions:
Purchase payments	7,179	59,288	500	10,110	18,924	23,769
Transfers between sub-accounts and the company	(10,365,664)	(230,558)	(1,229,551)	105,882	(5,015)	(52,371)
Withdrawals	(384,796)	(1,476,370)	(9,566)	(125,641)	(320,377)	(148,099)
Annual contract fee	(2,887)	(8,565)	(1,766)	(5,486)	(2,507)	(3,004)

Net increase (decrease) in contract owners’ equity from principal transactions	(10,746,168)	(1,656,205)	(1,240,383)	(15,135)	(308,975)	(179,705)

Total increase (decrease) in contract owners’ equity	(9,501,814)	(1,991,289)	(1,095,543)	(64,702)	5,035	(375,745)
Contract owners’ equity at beginning of period	9,501,814	11,493,103	1,095,543	1,160,245	2,186,278	2,562,023

Contract owners’ equity at end of period	$—	$9,501,814	$—	$1,095,543	$2,191,313	$2,186,278

	2012	2011	2012	2011	2012	2011
Units, beginning of period	736,137	859,641	86,064	87,817	151,007	162,469
Units issued	8,267	4,941	506	22,852	1,303	3,029
Units redeemed	744,404	128,445	86,570	24,605	22,071	14,491

Units, end of period	—	736,137	—	86,064	130,239	151,007

(e)	Terminated as an investment option on April 27, 2012.

See accompanying notes.

56

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Aggressive Trust Series II		Lifestyle Balanced Trust Series I		Lifestyle Balanced Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$320,497	$455,637	$612,849	$849,294	$17,272,097	$26,985,159
Expenses:
Mortality and expense risk and administrative charges	(410,904)	(454,386)	(387,087)	(385,463)	(13,025,397)	(13,526,599)

Net investment income (loss)	(90,407)	1,251	225,762	463,831	4,246,700	13,458,560

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(866,193)	(2,106,340)	(177,409)	(444,982)	(8,832,962)	(16,541,353)

Realized gains (losses)	(866,193)	(2,106,340)	(177,409)	(444,982)	(8,832,962)	(16,541,353)

Unrealized appreciation (depreciation) during the period	4,764,175	(131,884)	2,528,182	(245,743)	85,676,691	(6,074,893)

Net increase (decrease) in contract owners’ equity from operations	3,807,575	(2,236,973)	2,576,535	(226,894)	81,090,429	(9,157,686)

Changes from principal transactions:
Purchase payments	634,696	627,449	125,908	57,359	6,360,066	19,566,433
Transfers between sub-accounts and the company	(1,365,646)	(2,412,753)	2,980,413	1,787,836	(2,423,737)	(14,505,778)
Withdrawals	(2,762,595)	(3,696,284)	(2,897,243)	(3,246,734)	(68,688,370)	(67,479,895)
Annual contract fee	(135,095)	(141,998)	(60,306)	(42,949)	(4,618,881)	(4,562,776)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,628,640)	(5,623,586)	148,772	(1,444,488)	(69,370,922)	(66,982,016)

Total increase (decrease) in contract owners’ equity	178,935	(7,860,559)	2,725,307	(1,671,382)	11,719,507	(76,139,702)
Contract owners’ equity at beginning of period	27,074,792	34,935,351	24,882,405	26,553,787	834,569,186	910,708,888

Contract owners’ equity at end of period	$27,253,727	$27,074,792	$27,607,712	$24,882,405	$846,288,693	$834,569,186

	2012	2011	2012	2011	2012	2011
Units, beginning of period	1,722,662	2,052,754	1,379,705	1,410,143	52,930,700	56,894,217
Units issued	50,324	72,456	291,958	198,991	1,214,834	1,951,870
Units redeemed	261,591	402,548	254,373	229,429	5,181,375	5,915,387

Units, end of period	1,511,395	1,722,662	1,417,290	1,379,705	48,964,159	52,930,700

See accompanying notes.

57

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Balanced PS Series II		Lifestyle Conservative Trust Series I		Lifestyle Conservative Trust Series II
	2012	2011 (cc)	2012	2011	2012	2011
Income:
Dividend distributions received	$47,589	$37,153	$266,718	$410,077	$5,813,022	$8,642,974
Expenses:
Mortality and expense risk and administrative charges	(56,350)	(10,740)	(153,511)	(159,631)	(3,394,706)	(3,381,930)

Net investment income (loss)	(8,761)	26,413	113,207	250,446	2,418,316	5,261,044

Realized gains (losses) on investments:
Capital gain distributions received	2,228	—	213,920	—	4,808,532	—
Net realized gain (loss)	56,089	(15,722)	325,095	284,157	6,512,263	7,718,644

Realized gains (losses)	58,317	(15,722)	539,015	284,157	11,320,795	7,718,644

Unrealized appreciation (depreciation) during the period	319,716	2,396	7,634	(262,554)	339,528	(7,574,294)

Net increase (decrease) in contract owners’ equity from operations	369,272	13,087	659,856	272,049	14,078,639	5,405,394

Changes from principal transactions:
Purchase payments	1,965,179	3,451,326	1,922	20,198	2,638,915	7,174,725
Transfers between sub-accounts and the company	(423,010)	(20,444)	632,792	382,869	10,993,427	410,249
Withdrawals	(44,165)	(5,664)	(1,779,084)	(1,949,383)	(22,381,593)	(24,986,368)
Annual contract fee	(33,126)	—	(8,222)	(8,936)	(1,217,038)	(1,173,974)

Net increase (decrease) in contract owners’ equity from principal transactions	1,464,878	3,425,218	(1,152,592)	(1,555,252)	(9,966,289)	(18,575,368)

Total increase (decrease) in contract owners’ equity	1,834,150	3,438,305	(492,736)	(1,283,203)	4,112,350	(13,169,974)
Contract owners’ equity at beginning of period	3,438,305	—	9,858,845	11,142,048	215,911,659	229,081,633

Contract owners’ equity at end of period	$5,272,455	$3,438,305	$9,366,109	$9,858,845	$220,024,009	$215,911,659

	2012	2011	2012	2011	2012	2011
Units, beginning of period	281,979	—	470,217	547,415	12,905,205	13,932,363
Units issued	161,371	300,759	63,981	82,326	1,483,426	2,533,792
Units redeemed	47,105	18,780	121,615	159,524	2,013,350	3,560,950

Units, end of period	396,245	281,979	412,583	470,217	12,375,281	12,905,205

(cc)	Reflects the period from commencement of operations on June 20, 2011 through December 31, 2011.

See accompanying notes.

58

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Conservative PS Series II		Lifestyle Growth Trust Series I		Lifestyle Growth Trust Series II
	2012	2011 (cc)	2012	2011	2012	2011
Income:
Dividend distributions received	$41,225	$31,049	$311,749	$469,572	$15,370,204	$23,521,531
Expenses:
Mortality and expense risk and administrative charges	(39,171)	(6,383)	(258,303)	(263,556)	(14,583,128)	(14,721,534)

Net investment income (loss)	2,054	24,666	53,446	206,016	787,076	8,799,997

Realized gains (losses) on investments:
Capital gain distributions received	329	—	—	—	—	—
Net realized gain (loss)	13,071	977	(380,977)	(337,029)	(17,301,466)	(20,494,830)

Realized gains (losses)	13,400	977	(380,977)	(337,029)	(17,301,466)	(20,494,830)

Unrealized appreciation (depreciation) during the period	158,610	(2,655)	2,304,577	(399,907)	119,974,765	(19,720,157)

Net increase (decrease) in contract owners’ equity from operations	174,064	22,988	1,977,046	(530,920)	103,460,375	(31,414,990)

Changes from principal transactions:
Purchase payments	1,272,342	2,320,694	135,029	481,768	8,642,392	18,167,964
Transfers between sub-accounts and the company	290,396	(91,914)	475,138	771,933	24,049,703	(4,122,753)
Withdrawals	(29,893)	(9,615)	(1,814,525)	(1,966,779)	(73,600,967)	(65,730,443)
Annual contract fee	(26,075)	—	(35,202)	(31,435)	(5,428,858)	(5,227,000)

Net increase (decrease) in contract owners’ equity from principal transactions	1,506,770	2,219,165	(1,239,560)	(744,513)	(46,337,730)	(56,912,232)

Total increase (decrease) in contract owners’ equity	1,680,834	2,242,153	737,486	(1,275,433)	57,122,645	(88,327,222)
Contract owners’ equity at beginning of period	2,242,153	—	16,595,777	17,871,210	893,279,974	981,607,196

Contract owners’ equity at end of period	$3,922,987	$2,242,153	$17,333,263	$16,595,777	$950,402,619	$893,279,974

	2012	2011	2012	2011	2012	2011
Units, beginning of period	178,757	—	1,015,784	1,039,719	59,614,348	63,086,541
Units issued	140,311	195,728	66,829	119,276	4,094,926	2,919,965
Units redeemed	24,634	16,971	130,371	143,211	6,532,362	6,392,158

Units, end of period	294,434	178,757	952,242	1,015,784	57,176,912	59,614,348

(cc)	Reflects the period from commencement of operations on June 20, 2011 through December 31, 2011.

See accompanying notes.

59

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Growth PS Series II		Lifestyle Moderate Trust Series I		Lifestyle Moderate Trust Series II
	2012	2011 (cc)	2012	2011	2012	2011
Income:
Dividend distributions received	$74,209	$64,176	$269,672	$409,360	$7,190,135	$10,938,718
Expenses:
Mortality and expense risk and administrative charges	(113,952)	(20,985)	(169,697)	(194,881)	(4,860,934)	(4,911,992)

Net investment income (loss)	(39,743)	43,191	99,975	214,479	2,329,201	6,026,726

Realized gains (losses) on investments:
Capital gain distributions received	10,179	—	—	—	—	—
Net realized gain (loss)	71,421	(47,565)	1,518	(264,677)	(894,088)	(2,788,844)

Realized gains (losses)	81,600	(47,565)	1,518	(264,677)	(894,088)	(2,788,844)

Unrealized appreciation (depreciation) during the period	787,096	93,358	862,677	123,936	25,441,878	(1,252,229)

Net increase (decrease) in contract owners’ equity from operations	828,953	88,984	964,170	73,738	26,876,991	1,985,653

Changes from principal transactions:
Purchase payments	1,124,944	7,065,969	76,649	172,646	1,367,447	8,418,043
Transfers between sub-accounts and the company	596,330	37,472	215,836	(255,154)	1,923,716	6,248,664
Withdrawals	(49,880)	(8,891)	(1,523,441)	(2,267,067)	(28,026,482)	(25,106,421)
Annual contract fee	(83,573)	—	(8,071)	(7,576)	(1,743,793)	(1,666,974)

Net increase (decrease) in contract owners’ equity from principal transactions	1,587,821	7,094,550	(1,239,027)	(2,357,151)	(26,479,112)	(12,106,688)

Total increase (decrease) in contract owners’ equity	2,416,774	7,183,534	(274,857)	(2,283,413)	397,879	(10,121,035)
Contract owners’ equity at beginning of period	7,183,534	—	11,196,143	13,479,556	314,277,017	324,398,052

Contract owners’ equity at end of period	$9,600,308	$7,183,534	$10,921,286	$11,196,143	$314,674,896	$314,277,017

	2012	2011	2012	2011	2012	2011
Units, beginning of period	600,423	—	570,648	695,933	19,553,978	20,211,324
Units issued	233,039	675,626	66,644	52,237	747,563	1,746,410
Units redeemed	110,608	75,203	115,560	177,522	2,227,760	2,403,756

Units, end of period	722,854	600,423	521,732	570,648	18,073,781	19,553,978

(cc)	Reflects the period from commencement of operations on June 20, 2011 through December 31, 2011.

See accompanying notes.

60

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Moderate PS Series II		Mid Cap Index Trust Series I		Mid Cap Index Trust Series II
	2012	2011 (cc)	2012	2011	2012	2011
Income:
Dividend distributions received	$53,734	$25,959	$16,358	$9,029	$131,055	$51,329
Expenses:
Mortality and expense risk and administrative charges	(55,001)	(7,099)	(18,854)	(24,919)	(166,572)	(175,670)

Net investment income (loss)	(1,267)	18,860	(2,496)	(15,890)	(35,517)	(124,341)

Realized gains (losses) on investments:
Capital gain distributions received	269	—	110,656	37,683	1,063,672	269,254
Net realized gain (loss)	23,751	(2,440)	46,479	101,343	26,055	144,187

Realized gains (losses)	24,020	(2,440)	157,135	139,026	1,089,727	413,441

Unrealized appreciation (depreciation) during the period	239,008	(775)	21,541	(173,517)	480,330	(728,897)

Net increase (decrease) in contract owners’ equity from operations	261,761	15,645	176,180	(50,381)	1,534,540	(439,797)

Changes from principal transactions:
Purchase payments	3,179,401	2,048,251	377	527	22,848	208,859
Transfers between sub-accounts and the company	(114,373)	164,057	(149,049)	(244,330)	(217,360)	(130,311)
Withdrawals	(41,075)	(3,247)	(179,115)	(376,681)	(847,917)	(1,366,255)
Annual contract fee	(23,208)	—	(1,120)	(1,236)	(46,756)	(47,599)

Net increase (decrease) in contract owners’ equity from principal transactions	3,000,745	2,209,061	(328,907)	(621,720)	(1,089,185)	(1,335,306)

Total increase (decrease) in contract owners’ equity	3,262,506	2,224,706	(152,727)	(672,101)	445,355	(1,775,103)
Contract owners’ equity at beginning of period	2,224,706	—	1,248,720	1,920,821	10,193,923	11,969,026

Contract owners’ equity at end of period	$5,487,212	$2,224,706	$1,095,993	$1,248,720	$10,639,278	$10,193,923

	2012	2011	2012	2011	2012	2011
Units, beginning of period	180,031	—	60,738	89,699	554,570	620,385
Units issued	264,583	185,161	2,739	5,891	15,552	61,603
Units redeemed	33,401	5,130	17,634	34,852	67,780	127,418

Units, end of period	411,213	180,031	45,843	60,738	502,342	554,570

(cc)	Reflects the period from commencement of operations on June 20, 2011 through December 31, 2011.

See accompanying notes.

61

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Mid Cap Stock Trust Series I		Mid Cap Stock Trust Series II		Mid Value Trust Series I
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$—	$—	$—	$—	$24,817	$23,570
Expenses:
Mortality and expense risk and administrative charges	(124,286)	(144,865)	(232,216)	(257,362)	(48,347)	(58,265)

Net investment income (loss)	(124,286)	(144,865)	(232,216)	(257,362)	(23,530)	(34,695)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	228,707	—
Net realized gain (loss)	(29,596)	(222,161)	(200,888)	(182,517)	257,586	347,468

Realized gains (losses)	(29,596)	(222,161)	(200,888)	(182,517)	486,293	347,468

Unrealized appreciation (depreciation) during the period	1,634,633	(473,537)	3,134,960	(1,128,912)	25,959	(519,467)

Net increase (decrease) in contract owners’ equity from operations	1,480,751	(840,563)	2,701,856	(1,568,791)	488,722	(206,694)

Changes from principal transactions:
Purchase payments	20,601	61,811	19,033	76,840	1,792	1,150
Transfers between sub-accounts and the company	(300,916)	(216,844)	(956,354)	19,030	(85,533)	(150,230)
Withdrawals	(1,094,166)	(1,706,768)	(1,460,585)	(1,771,197)	(392,815)	(761,511)
Annual contract fee	(8,831)	(10,756)	(48,366)	(53,734)	(3,022)	(3,517)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,383,312)	(1,872,557)	(2,446,272)	(1,729,061)	(479,578)	(914,108)

Total increase (decrease) in contract owners’ equity	97,439	(2,713,120)	255,584	(3,297,852)	9,144	(1,120,802)
Contract owners’ equity at beginning of period	7,589,031	10,302,151	13,817,236	17,115,088	2,963,981	4,084,783

Contract owners’ equity at end of period	$7,686,470	$7,589,031	$14,072,820	$13,817,236	$2,973,125	$2,963,981

	2012	2011	2012	2011	2012	2011
Units, beginning of period	490,026	591,585	736,512	813,035	183,859	237,261
Units issued	7,865	35,971	68,081	230,585	10,980	2,229
Units redeemed	85,214	137,530	178,643	307,108	38,884	55,631

Units, end of period	412,677	490,026	625,950	736,512	155,955	183,859

See accompanying notes.

62

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Mid Value Trust Series II		Money Market Trust Series I		Money Market Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$64,230	$56,185	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(162,116)	(177,838)	(121,218)	(151,503)	(839,067)	(940,096)

Net investment income (loss)	(97,886)	(121,653)	(121,218)	(151,503)	(839,067)	(940,096)

Realized gains (losses) on investments:
Capital gain distributions received	770,184	—	614	7,529	4,020	48,040
Net realized gain (loss)	627,512	995,650	—	—	—	—

Realized gains (losses)	1,397,696	995,650	614	7,529	4,020	48,040

Unrealized appreciation (depreciation) during the period	329,587	(1,538,997)	—	—	—	—

Net increase (decrease) in contract owners’ equity from operations	1,629,397	(665,000)	(120,604)	(143,974)	(835,047)	(892,056)

Changes from principal transactions:
Purchase payments	26,665	29,187	1,051,896	757,099	1,162,519	2,853,170
Transfers between sub-accounts and the company	(585,417)	(666,383)	(974,951)	2,841,268	16,601,693	32,216,374
Withdrawals	(838,839)	(1,558,912)	(993,205)	(4,535,646)	(28,759,802)	(32,290,081)
Annual contract fee	(35,390)	(37,465)	(8,892)	(9,536)	(300,593)	(313,066)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,432,981)	(2,233,573)	(925,152)	(946,815)	(11,296,183)	2,466,397

Total increase (decrease) in contract owners’ equity	196,416	(2,898,573)	(1,045,756)	(1,090,789)	(12,131,230)	1,574,341
Contract owners’ equity at beginning of period	9,905,528	12,804,101	9,186,927	10,277,716	60,031,633	58,457,292

Contract owners’ equity at end of period	$10,101,944	$9,905,528	$8,141,171	$9,186,927	$47,900,403	$60,031,633

	2012	2011	2012	2011	2012	2011
Units, beginning of period	619,332	747,969	571,821	641,917	4,853,700	4,659,224
Units issued	9,791	26,050	200,596	524,568	3,375,248	5,298,121
Units redeemed	91,236	154,687	256,308	594,664	4,297,703	5,103,645

Units, end of period	537,887	619,332	516,109	571,821	3,931,245	4,853,700

See accompanying notes.

63

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Money Market Trust B Series NAV		Mutual Shares Trust Series I		Natural Resources Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$1,324	$—	$9,876	$5,768	$60,791	$45,772
Expenses:
Mortality and expense risk and administrative charges	(51,378)	(52,360)	(6,493)	(5,217)	(167,258)	(225,809)

Net investment income (loss)	(50,054)	(52,360)	3,383	551	(106,467)	(180,037)

Realized gains (losses) on investments:
Capital gain distributions received	236	3,083	—	—	—	—
Net realized gain (loss)	—	—	9,807	5,577	(44,826)	1,500,574

Realized gains (losses)	236	3,083	9,807	5,577	(44,826)	1,500,574

Unrealized appreciation (depreciation) during the period	—	—	68,093	(19,587)	8,987	(4,647,439)

Net increase (decrease) in contract owners’ equity from operations	(49,818)	(49,277)	81,283	(13,459)	(142,306)	(3,326,902)

Changes from principal transactions:
Purchase payments	3,050	—	5,810	132,150	153,128	176,782
Transfers between sub-accounts and the company	1,346,930	453,723	8,242	87,626	(900,164)	309,732
Withdrawals	(988,719)	(1,831,936)	(9,737)	(17,948)	(1,030,358)	(796,545)
Annual contract fee	(15,982)	(18,268)	(6,246)	(8,324)	(30,614)	(38,116)

Net increase (decrease) in contract owners’ equity from principal transactions	345,279	(1,396,481)	(1,931)	193,504	(1,808,008)	(348,147)

Total increase (decrease) in contract owners’ equity	295,461	(1,445,758)	79,352	180,045	(1,950,314)	(3,675,049)
Contract owners’ equity at beginning of period	2,970,881	4,416,639	611,592	431,547	11,887,387	15,562,436

Contract owners’ equity at end of period	$3,266,342	$2,970,881	$690,944	$611,592	$9,937,073	$11,887,387

	2012	2011	2012	2011	2012	2011
Units, beginning of period	241,734	354,292	53,435	36,991	421,833	436,135
Units issued	171,989	111,129	5,224	22,894	91,346	134,831
Units redeemed	143,841	223,687	5,210	6,450	155,519	149,133

Units, end of period	269,882	241,734	53,449	53,435	357,660	421,833

See accompanying notes.

64

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	PIMCO All Asset (a)		Real Estate Securities Trust Series I		Real Estate Securities Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$166,021	$222,687	$43,888	$39,225	$148,691	$118,024
Expenses:
Mortality and expense risk and administrative charges	(58,699)	(54,132)	(40,283)	(43,672)	(155,831)	(153,026)

Net investment income (loss)	107,322	168,555	3,605	(4,447)	(7,140)	(35,002)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	23,538	18,065	12,308	(133,720)	294,288	(267,253)

Realized gains (losses)	23,538	18,065	12,308	(133,720)	294,288	(267,253)

Unrealized appreciation (depreciation) during the period	315,011	(176,313)	366,899	358,473	1,104,981	922,509

Net increase (decrease) in contract owners’ equity from operations	445,871	10,307	382,812	220,306	1,392,129	620,254

Changes from principal transactions:
Purchase payments	18,259	2,520	5,601	1,113	144,973	63,429
Transfers between sub-accounts and the company	189,122	769,667	(120,354)	(401,521)	571,066	(531,063)
Withdrawals	(311,155)	(714,719)	(270,834)	(314,797)	(983,536)	(1,437,124)
Annual contract fee	(11,747)	(9,561)	(1,730)	(1,809)	(31,583)	(27,327)

Net increase (decrease) in contract owners’ equity from principal transactions	(115,521)	47,907	(387,317)	(717,014)	(299,080)	(1,932,085)

Total increase (decrease) in contract owners’ equity	330,350	58,214	(4,505)	(496,708)	1,093,049	(1,311,831)
Contract owners’ equity at beginning of period	3,510,723	3,452,509	2,590,419	3,087,127	8,890,201	10,202,032

Contract owners’ equity at end of period	$3,841,073	$3,510,723	$2,585,914	$2,590,419	$9,983,250	$8,890,201

	2012	2011	2012	2011	2012	2011
Units, beginning of period	203,320	200,424	78,660	101,289	351,490	432,280
Units issued	36,431	47,232	4,591	1,557	51,675	40,000
Units redeemed	42,593	44,336	15,286	24,186	62,048	120,790

Units, end of period	197,158	203,320	67,965	78,660	341,117	351,490

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

65

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Real Return Bond Trust Series II		Science & Technology Trust Series I		Science & Technology Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$132,225	$309,128	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(134,368)	(135,786)	(88,334)	(108,237)	(80,703)	(94,439)

Net investment income (loss)	(2,143)	173,342	(88,334)	(108,237)	(80,703)	(94,439)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	134,763	(335,384)	347,127	775,940	323,100	622,603

Realized gains (losses)	134,763	(335,384)	347,127	775,940	323,100	622,603

Unrealized appreciation (depreciation) during the period	428,650	981,138	263,980	(1,234,242)	168,956	(990,640)

Net increase (decrease) in contract owners’ equity from operations	561,270	819,096	522,773	(566,539)	411,353	(462,476)

Changes from principal transactions:
Purchase payments	9,439	196,242	3,993	60,480	154,023	34,471
Transfers between sub-accounts and the company	165,859	(857,208)	(220,215)	(596,848)	251,031	(1,080,512)
Withdrawals	(844,957)	(1,210,773)	(742,324)	(1,252,119)	(475,398)	(504,650)
Annual contract fee	(20,531)	(20,341)	(6,546)	(7,715)	(18,447)	(22,081)

Net increase (decrease) in contract owners’ equity from principal transactions	(690,190)	(1,892,080)	(965,092)	(1,796,202)	(88,791)	(1,572,772)

Total increase (decrease) in contract owners’ equity	(128,920)	(1,072,984)	(442,319)	(2,362,741)	322,562	(2,035,248)
Contract owners’ equity at beginning of period	8,238,885	9,311,869	5,970,649	8,333,390	4,780,221	6,815,469

Contract owners’ equity at end of period	$8,109,965	$8,238,885	$5,528,330	$5,970,649	$5,102,783	$4,780,221

	2012	2011	2012	2011	2012	2011
Units, beginning of period	459,618	572,059	503,132	649,939	300,417	385,284
Units issued	62,074	99,757	8,822	21,834	50,500	48,776
Units redeemed	98,457	212,198	94,052	168,641	55,165	133,643

Units, end of period	423,235	459,618	417,902	503,132	295,752	300,417

See accompanying notes.

66

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Short Term Government Income Trust Series I		Short Term Government Income Trust Series II		Small Cap Growth Trust Series I
	2012	2011	2012	2011	2012	2011 (bb)
Income:
Dividend distributions received	$133,976	$212,197	$109,632	$186,402	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(124,184)	(140,414)	(127,705)	(154,671)	(215)	(120)

Net investment income (loss)	9,792	71,783	(18,073)	31,731	(215)	(120)

Realized gains (losses) on investments:
Capital gain distributions received	—	22,768	—	22,462	3,193	525
Net realized gain (loss)	9,405	31,135	15,059	52,149	(2,111)	(5)

Realized gains (losses)	9,405	53,903	15,059	74,611	1,082	520

Unrealized appreciation (depreciation) during the period	(41,899)	(6,994)	(45,543)	(18,427)	1,887	(4,129)

Net increase (decrease) in contract owners’ equity from operations	(22,702)	118,692	(48,557)	87,915	2,754	(3,729)

Changes from principal transactions:
Purchase payments	9,265	13,137	35,567	89,378	—	—
Transfers between sub-accounts and the company	(67,789)	(767,358)	121,963	(1,525,781)	(9,096)	25,203
Withdrawals	(671,246)	(899,939)	(1,073,586)	(1,864,848)	—	(10)
Annual contract fee	(3,226)	(3,678)	(13,359)	(17,655)	—	—

Net increase (decrease) in contract owners’ equity from principal transactions	(732,996)	(1,657,838)	(929,415)	(3,318,906)	(9,096)	25,193

Total increase (decrease) in contract owners’ equity	(755,698)	(1,539,146)	(977,972)	(3,230,991)	(6,342)	21,464
Contract owners’ equity at beginning of period	8,724,302	10,263,448	8,326,510	11,557,501	21,464	—

Contract owners’ equity at end of period	$7,968,604	$8,724,302	$7,348,538	$8,326,510	$15,122	$21,464

	2012	2011	2012	2011	2012	2011
Units, beginning of period	683,436	814,226	656,081	918,610	1,741	—
Units issued	16,186	27,615	59,447	115,655	—	1,766
Units redeemed	73,694	158,405	132,908	378,184	674	25

Units, end of period	625,928	683,436	582,620	656,081	1,067	1,741

(bb)	Reflects the period from commencement of operations on April 1, 2011 through December 31, 2011.

See accompanying notes.

67

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Small Cap Growth Trust Series II		Small Cap Index Trust Series I		Small Cap Index Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$—	$—	$6,627	$5,871	$140,350	$74,214
Expenses:
Mortality and expense risk and administrative charges	(42,914)	(46,006)	(6,427)	(9,569)	(122,085)	(124,287)

Net investment income (loss)	(42,914)	(46,006)	200	(3,698)	18,265	(50,073)

Realized gains (losses) on investments:
Capital gain distributions received	362,571	69,790	51,034	2,323	1,335,421	33,218
Net realized gain (loss)	78,683	502,589	(2,289)	(24,864)	(152,723)	(139,141)

Realized gains (losses)	441,254	572,379	48,745	(22,541)	1,182,698	(105,923)

Unrealized appreciation (depreciation) during the period	(50,396)	(812,272)	2,730	(8,788)	(181,485)	(323,074)

Net increase (decrease) in contract owners’ equity from operations	347,944	(285,899)	51,675	(35,027)	1,019,478	(479,070)

Changes from principal transactions:
Purchase payments	18,717	163,936	14,365	3,270	25,082	80,676
Transfers between sub-accounts and the company	(51,052)	433,939	(114,417)	(89,730)	85,114	(115,060)
Withdrawals	(188,281)	(362,570)	(37,469)	(160,653)	(544,855)	(662,207)
Annual contract fee	(7,639)	(6,843)	(373)	(465)	(38,912)	(39,354)

Net increase (decrease) in contract owners’ equity from principal transactions	(228,255)	228,462	(137,894)	(247,578)	(473,571)	(735,945)

Total increase (decrease) in contract owners’ equity	119,689	(57,437)	(86,219)	(282,605)	545,907	(1,215,015)
Contract owners’ equity at beginning of period	2,534,145	2,591,582	449,536	732,141	7,352,565	8,567,580

Contract owners’ equity at end of period	$2,653,834	$2,534,145	$363,317	$449,536	$7,898,472	$7,352,565

	2012	2011	2012	2011	2012	2011
Units, beginning of period	157,692	148,482	27,598	42,319	436,104	477,159
Units issued	18,739	88,245	3,205	1,245	12,022	15,218
Units redeemed	32,877	79,035	11,310	15,966	37,278	56,273

Units, end of period	143,554	157,692	19,493	27,598	410,848	436,104

See accompanying notes.

68

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Small Cap Opportunities Trust Series I		Small Cap Opportunities Trust Series II		Small Cap Value Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$—	$1,272	$—	$4,021	$21,956	$23,037
Expenses:
Mortality and expense risk and administrative charges	(17,846)	(22,246)	(96,475)	(99,793)	(52,625)	(53,956)

Net investment income (loss)	(17,846)	(20,974)	(96,475)	(95,772)	(30,669)	(30,919)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	150,256	—
Net realized gain (loss)	34,871	98,172	30,764	(84,185)	287,600	269,266

Realized gains (losses)	34,871	98,172	30,764	(84,185)	437,856	269,266

Unrealized appreciation (depreciation) during the period	151,986	(138,871)	879,415	(156,985)	51,270	(202,122)

Net increase (decrease) in contract owners’ equity from operations	169,011	(61,673)	813,704	(336,942)	458,457	36,225

Changes from principal transactions:
Purchase payments	—	—	68,400	42,055	9	14,673
Transfers between sub-accounts and the company	(23,500)	(450,548)	(120,806)	1,121,359	(436,691)	185,439
Withdrawals	(84,138)	(225,638)	(402,835)	(456,956)	(308,656)	(459,076)
Annual contract fee	(689)	(810)	(19,689)	(20,778)	(6,668)	(5,167)

Net increase (decrease) in contract owners’ equity from principal transactions	(108,327)	(676,996)	(474,930)	685,680	(752,006)	(264,131)

Total increase (decrease) in contract owners’ equity	60,684	(738,669)	338,774	348,738	(293,549)	(227,906)
Contract owners’ equity at beginning of period	1,125,686	1,864,355	5,726,956	5,378,218	3,469,503	3,697,409

Contract owners’ equity at end of period	$1,186,370	$1,125,686	$6,065,730	$5,726,956	$3,175,954	$3,469,503

	2012	2011	2012	2011	2012	2011
Units, beginning of period	54,741	86,350	289,029	258,126	200,891	212,689
Units issued	7,206	9,803	7,081	82,759	39,924	136,441
Units redeemed	11,884	41,412	30,555	51,856	78,002	148,239

Units, end of period	50,063	54,741	265,555	289,029	162,813	200,891

See accompanying notes.

69

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Small Company Value Trust Series I		Small Company Value Trust Series II		Smaller Company Growth Trust Series I
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$8,561	$22,267	$12,987	$43,259	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(54,062)	(63,092)	(172,326)	(191,239)	(27,767)	(31,695)

Net investment income (loss)	(45,501)	(40,825)	(159,339)	(147,980)	(27,767)	(31,695)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	157,913	—
Net realized gain (loss)	(81,557)	(165,752)	(235,003)	(547,859)	71,903	155,493

Realized gains (losses)	(81,557)	(165,752)	(235,003)	(547,859)	229,816	155,493

Unrealized appreciation (depreciation) during the period	616,791	122,621	1,849,217	423,382	51,277	(301,739)

Net increase (decrease) in contract owners’ equity from operations	489,733	(83,956)	1,454,875	(272,457)	253,326	(177,941)

Changes from principal transactions:
Purchase payments	10,285	12,362	19,772	34,139	1,209	2,188
Transfers between sub-accounts and the company	(256,570)	(11,087)	(321,680)	(376,158)	(121,537)	(389,760)
Withdrawals	(676,278)	(692,984)	(1,275,561)	(1,384,383)	(173,423)	(257,431)
Annual contract fee	(2,862)	(3,409)	(28,435)	(32,812)	(1,186)	(1,430)

Net increase (decrease) in contract owners’ equity from principal transactions	(925,425)	(695,118)	(1,605,904)	(1,759,214)	(294,937)	(646,433)

Total increase (decrease) in contract owners’ equity	(435,692)	(779,074)	(151,029)	(2,031,671)	(41,611)	(824,374)
Contract owners’ equity at beginning of period	3,751,194	4,530,268	10,925,503	12,957,174	1,827,093	2,651,467

Contract owners’ equity at end of period	$3,315,502	$3,751,194	$10,774,474	$10,925,503	$1,785,482	$1,827,093

	2012	2011	2012	2011	2012	2011
Units, beginning of period	152,124	179,148	559,869	643,617	123,384	163,910
Units issued	2,068	5,940	10,905	86,274	575	2,007
Units redeemed	36,653	32,964	88,888	170,022	18,650	42,533

Units, end of period	117,539	152,124	481,886	559,869	105,309	123,384

See accompanying notes.

70

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Smaller Company Growth Trust Series II		Strategic Income Opportunities Trust Series I		Strategic Income Opportunities Trust Series II
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$—	$—	$359,389	$661,315	$633,265	$1,145,908
Expenses:
Mortality and expense risk and administrative charges	(39,062)	(42,402)	(82,062)	(98,161)	(163,903)	(180,622)

Net investment income (loss)	(39,062)	(42,402)	277,327	563,154	469,362	965,286

Realized gains (losses) on investments:
Capital gain distributions received	214,579	—	—	—	—	—
Net realized gain (loss)	98,184	156,754	(138,415)	(105,535)	(240,878)	(9,692)

Realized gains (losses)	312,763	156,754	(138,415)	(105,535)	(240,878)	(9,692)

Unrealized appreciation (depreciation) during the period	61,074	(337,359)	462,302	(396,685)	826,863	(875,572)

Net increase (decrease) in contract owners’ equity from operations	334,775	(223,007)	601,214	60,934	1,055,347	80,022

Changes from principal transactions:
Purchase payments	21,459	6,789	25,424	14,602	19,856	33,062
Transfers between sub-accounts and the company	(87,441)	(335,507)	74,089	(246,086)	(312,149)	97,654
Withdrawals	(219,328)	(239,322)	(1,126,072)	(1,455,855)	(1,625,518)	(2,066,270)
Annual contract fee	(9,981)	(11,209)	(3,869)	(4,539)	(33,026)	(33,822)

Net increase (decrease) in contract owners’ equity from principal transactions	(295,291)	(579,249)	(1,030,428)	(1,691,878)	(1,950,837)	(1,969,376)

Total increase (decrease) in contract owners’ equity	39,484	(802,256)	(429,214)	(1,630,944)	(895,490)	(1,889,354)
Contract owners’ equity at beginning of period	2,411,266	3,213,522	5,728,038	7,358,982	10,540,270	12,429,624

Contract owners’ equity at end of period	$2,450,750	$2,411,266	$5,298,824	$5,728,038	$9,644,780	$10,540,270

	2012	2011	2012	2011	2012	2011
Units, beginning of period	163,832	199,274	309,442	400,195	580,262	686,997
Units issued	6,976	4,334	17,458	10,012	22,195	56,135
Units redeemed	24,985	39,776	69,974	100,765	122,801	162,870

Units, end of period	145,823	163,832	256,926	309,442	479,656	580,262

See accompanying notes.

71

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Total Bond Market Trust A Series II		Total Bond Market Trust A Series NAV		Total Bond Market Trust B Series II	Total Bond Market Trust B Series NAV
	2012 (d)	2011	2012 (d)	2011	2012 (b)	2012 (b)
Income:
Dividend distributions received	$527,053	$159,203	$89,258	$31,886	$50,959	$10,620
Expenses:
Mortality and expense risk and administrative charges	(78,670)	(44,392)	(8,636)	(8,117)	(18,060)	(1,738)

Net investment income (loss)	448,383	114,811	80,622	23,769	32,899	8,882

Realized gains (losses) on investments:
Capital gain distributions received	1,462,171	—	236,887	—	—	—
Net realized gain (loss)	(1,797,624)	16,664	(271,002)	8,733	(3,346)	(424)

Realized gains (losses)	(335,453)	16,664	(34,115)	8,733	(3,346)	(424)

Unrealized appreciation (depreciation) during the period	2,730	25,300	(15,844)	22,173	(57,039)	(11,318)

Net increase (decrease) in contract owners’ equity from operations	115,660	156,775	30,663	54,675	(27,486)	(2,860)

Changes from principal transactions:
Purchase payments	41,141	582,388	11,526	239,741	—	1,385
Transfers between sub-accounts and the company	(4,692,814)	3,863,770	(1,016,525)	68,246	7,366,578	1,111,687
Withdrawals	(654,931)	(720,904)	(8,966)	(19,527)	(364,618)	(2,496)
Annual contract fee	(27,276)	(11,846)	(7,297)	(13,457)	(3,561)	(2,283)

Net increase (decrease) in contract owners’ equity from principal transactions	(5,333,880)	3,713,408	(1,021,262)	275,003	6,998,399	1,108,293

Total increase (decrease) in contract owners’ equity	(5,218,220)	3,870,183	(990,599)	329,678	6,970,913	1,105,433
Contract owners’ equity at beginning of period	5,218,220	1,348,037	990,599	660,921	—	—

Contract owners’ equity at end of period	$—	$5,218,220	$—	$990,599	$6,970,913	$1,105,433

	2012	2011	2012	2011	2012	2012
Units, beginning of period	360,361	102,841	68,575	48,571	—	—
Units issued	247,734	381,019	11,569	31,207	599,685	93,171
Units redeemed	608,095	123,499	80,144	11,203	39,868	4,505

Units, end of period	—	360,361	—	68,575	559,817	88,666

(b)	Reflects the period from commencement of operations on November 2, 2012 through December 31, 2012.
(d)	Terminated as an investment option on November 2, 2012.

See accompanying notes.

72

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Total Return Trust Series I		Total Return Trust Series II		Total Stock Market Index Trust Series I
	2012	2011	2012	2011	2012	2011
Income:
Dividend distributions received	$269,928	$710,421	$528,399	$1,273,656	$6,928	$5,351
Expenses:
Mortality and expense risk and administrative charges	(232,837)	(270,904)	(465,706)	(505,402)	(6,927)	(7,204)

Net investment income (loss)	37,091	439,517	62,693	768,254	1	(1,853)

Realized gains (losses) on investments:
Capital gain distributions received	—	637,908	—	1,196,673	1,021	—
Net realized gain (loss)	181,022	223,994	363,469	339,678	4,811	1,921

Realized gains (losses)	181,022	861,902	363,469	1,536,351	5,832	1,921

Unrealized appreciation (depreciation) during the period	779,257	(918,158)	1,462,683	(1,626,491)	47,574	(5,699)

Net increase (decrease) in contract owners’ equity from operations	997,370	383,261	1,888,845	678,114	53,407	(5,631)

Changes from principal transactions:
Purchase payments	38,999	13,700	338,115	109,267	1,256	1,538
Transfers between sub-accounts and the company	(1,104,333)	(727,409)	1,493,189	575,782	82,339	(29,471)
Withdrawals	(2,165,614)	(2,684,294)	(3,814,187)	(7,155,628)	(69,463)	(46,495)
Annual contract fee	(9,528)	(10,741)	(73,055)	(75,472)	(525)	(566)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,240,476)	(3,408,744)	(2,055,938)	(6,546,051)	13,607	(74,994)

Total increase (decrease) in contract owners’ equity	(2,243,106)	(3,025,483)	(167,093)	(5,867,937)	67,014	(80,625)
Contract owners’ equity at beginning of period	15,653,367	18,678,850	29,433,677	35,301,614	415,454	496,079

Contract owners’ equity at end of period	$13,410,261	$15,653,367	$29,266,584	$29,433,677	$482,468	$415,454

	2012	2011	2012	2011	2012	2011
Units, beginning of period	710,844	868,495	1,576,303	1,928,887	35,277	41,604
Units issued	25,618	40,183	143,290	153,759	8,269	3,680
Units redeemed	168,371	197,834	248,367	506,343	7,533	10,007

Units, end of period	568,091	710,844	1,471,226	1,576,303	36,013	35,277

See accompanying notes.

73

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Total Stock Market Index Trust Series II		Ultra Short Term Bond Trust Series I		Ultra Short Term Bond Trust Series II
	2012	2011	2012 (f)	2011 (bb)	2012	2011
Income:
Dividend distributions received	$95,039	$78,552	$111	$278	$79,004	$65,470
Expenses:
Mortality and expense risk and administrative charges	(118,251)	(123,170)	(148)	(85)	(98,090)	(43,422)

Net investment income (loss)	(23,212)	(44,618)	(37)	193	(19,086)	22,048

Realized gains (losses) on investments:
Capital gain distributions received	18,885	—	—	—	—	—
Net realized gain (loss)	(5,189)	(82,381)	(293)	—	(49,542)	(9,649)

Realized gains (losses)	13,696	(82,381)	(293)	—	(49,542)	(9,649)

Unrealized appreciation (depreciation) during the period	936,002	30,312	299	(299)	(10,314)	(61,297)

Net increase (decrease) in contract owners’ equity from operations	926,486	(96,687)	(31)	(106)	(78,942)	(48,898)

Changes from principal transactions:
Purchase payments	25,214	39,484	—	—	378,305	1,787,766
Transfers between sub-accounts and the company	(256,986)	(262,238)	(19,623)	19,760	3,809,591	5,375,112
Withdrawals	(616,675)	(716,793)	—	—	(2,441,873)	(2,625,742)
Annual contract fee	(35,920)	(37,015)	—	—	(32,092)	(7,162)

Net increase (decrease) in contract owners’ equity from principal transactions	(884,367)	(976,562)	(19,623)	19,760	1,713,931	4,529,974

Total increase (decrease) in contract owners’ equity	42,119	(1,073,249)	(19,654)	19,654	1,634,989	4,481,076
Contract owners’ equity at beginning of period	7,179,834	8,253,083	19,654	—	5,491,311	1,010,235

Contract owners’ equity at end of period	$7,221,953	$7,179,834	$—	$19,654	$7,126,300	$5,491,311

	2012	2011	2012	2011	2012	2011
Units, beginning of period	466,123	528,320	1,586	—	448,287	81,420
Units issued	6,164	6,223	810	1,586	562,858	890,114
Units redeemed	58,553	68,420	2,396	—	422,087	523,247

Units, end of period	413,734	466,123	—	1,586	589,058	448,287

(f)	Terminated as an investment option on December 3, 2012.
(bb)	Reflects the period from commencement of operations on April 1, 2011 through December 31, 2011.

See accompanying notes.

74

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	US Equity Trust Series I	US Equity Trust Series II	Utilities Trust Series I		Utilities Trust Series II
	2012 (c)	2012 (c)	2012	2011	2012	2011
Income:
Dividend distributions received	$144,143	$13,153	$65,593	$69,975	$164,123	$173,550
Expenses:
Mortality and expense risk and administrative charges	(98,720)	(11,382)	(28,800)	(32,012)	(78,321)	(82,125)

Net investment income (loss)	45,423	1,771	36,793	37,963	85,802	91,425

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	10,436	5,521	33,714	99,414	(107,951)	(232,899)

Realized gains (losses)	10,436	5,521	33,714	99,414	(107,951)	(232,899)

Unrealized appreciation (depreciation) during the period	119,759	13,026	133,663	(53,287)	524,218	387,107

Net increase (decrease) in contract owners’ equity from operations	175,618	20,318	204,170	84,090	502,069	245,633

Changes from principal transactions:
Purchase payments	26,364	—	122,873	18,236	97,393	12,803
Transfers between sub-accounts and the company	10,250,970	1,199,529	(190,181)	(94,211)	(118,174)	(202,997)
Withdrawals	(541,546)	(186,406)	(308,322)	(213,471)	(515,926)	(500,376)
Annual contract fee	(4,861)	(3,475)	(1,709)	(1,996)	(11,120)	(10,298)

Net increase (decrease) in contract owners’ equity from principal transactions	9,730,927	1,009,648	(377,339)	(291,442)	(547,827)	(700,868)

Total increase (decrease) in contract owners’ equity	9,906,545	1,029,966	(173,169)	(207,352)	(45,758)	(455,235)
Contract owners’ equity at beginning of period	—	—	1,886,100	2,093,452	4,795,302	5,250,537

Contract owners’ equity at end of period	$9,906,545	$1,029,966	$1,712,931	$1,886,100	$4,749,544	$4,795,302

	2012	2012	2012	2011	2012	2011
Units, beginning of period	—	—	92,288	107,466	155,206	178,376
Units issued	842,316	99,450	17,802	26,384	17,582	14,381
Units redeemed	79,854	18,316	35,056	41,562	35,050	37,551

Units, end of period	762,462	81,134	75,034	92,288	137,738	155,206

(c)	Reflects the period from commencement of operations on April 27, 2012 through December 31, 2012.

See accompanying notes.

75

John Hancock Life Insurance Company of New York Separate Account A

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Value Trust Series I		Value Trust Series II
	2012	2011	2012	2011
Income:
Dividend distributions received	$34,929	$48,176	$21,375	$30,662
Expenses:
Mortality and expense risk and administrative charges	(66,269)	(68,799)	(53,436)	(56,398)

Net investment income (loss)	(31,340)	(20,623)	(32,061)	(25,736)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—
Net realized gain (loss)	(119,962)	(211,091)	12,976	(167,219)

Realized gains (losses)	(119,962)	(211,091)	12,976	(167,219)

Unrealized appreciation (depreciation) during the period	787,432	217,950	495,603	167,537

Net increase (decrease) in contract owners’ equity from operations	636,130	(13,764)	476,518	(25,418)

Changes from principal transactions:
Purchase payments	14,511	24,273	4,601	14,995
Transfers between sub-accounts and the company	(151,886)	(131,657)	(15,203)	(131,928)
Withdrawals	(506,574)	(610,020)	(284,801)	(385,130)
Annual contract fee	(2,512)	(2,671)	(6,531)	(7,978)

Net increase (decrease) in contract owners’ equity from principal transactions	(646,461)	(720,075)	(301,934)	(510,041)

Total increase (decrease) in contract owners’ equity	(10,331)	(733,839)	174,584	(535,459)
Contract owners’ equity at beginning of period	4,240,293	4,974,132	3,236,098	3,771,557

Contract owners’ equity at end of period	$4,229,962	$4,240,293	$3,410,682	$3,236,098

	2012	2011	2012	2011
Units, beginning of period	154,743	180,985	175,393	201,675
Units issued	8,943	4,544	20,908	19,797
Units redeemed	30,185	30,786	36,940	46,079

Units, end of period	133,501	154,743	159,361	175,393

See accompanying notes.

76

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements

December 31, 2012

1.	Organization

John Hancock Life Insurance Company of New York, Separate Account A (the “Account”) is a separate account established by John Hancock Life Insurance Company of New York (the “Company”). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of 131 sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 2 sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Account is a funding vehicle for variable annuity contracts issued by the Company. The Account includes contracts issued for the following products: Venture, Vantage, Vision, Venture III, Venture IV, Venture VII, Venture Opportunities, Wealthmark, and Wealthmark ML3. These products are distinguished principally by the level of expenses and surrender charges.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer four classes of units to fund variable annuity contracts issued by the Company. These classes, Series I, Series II, Series III and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II, Series III and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

The Company is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“JHUSA”), which in turn is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company which is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940.

Sub-accounts closed or opened in 2012 are as follows:

Sub-accounts Closed	2012
500 Index Trust Series I	11/2/2012
500 Index Trust Series II	11/2/2012
500 Index Trust Series NAV	11/2/2012
American Blue-Chip Income & Growth Trust Series II	11/2/2012
American Blue-Chip Income & Growth Trust Series III	11/2/2012
Balanced Trust Series I	4/27/2012
Core Allocation Trust Series I	4/27/2012
Core Allocation Trust Series II	4/27/2012
Core Balanced Trust Series I	4/27/2012
Core Balanced Trust Series II	4/27/2012
Core Balanced Strategy Trust Series NAV	4/27/2012
Core Disciplined Diversification Trust Series II	4/27/2012
International Equity Index Trust A Series I	11/2/2012
International Equity Index Trust A Series II	11/2/2012
International Opportunities Trust Series II	11/2/2012
Large Cap Trust Series I	4/27/2012
Large Cap Trust Series II	4/27/2012
Total Bond Market Trust A Series II	11/2/2012
Total Bond Market Trust A Series NAV	11/2/2012
Ultra Short Term Bond Trust Series I	12/3/2012

77

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

1.	Organization — (continued)

Sub-accounts Opened	2012
500 Index Trust B Series I	11/2/2012
500 Index Trust B Series II	11/2/2012
International Equity Index Trust B Series I	11/2/2012
International Equity Index Trust B Series II	11/2/2012
International Growth Stock Series II	11/2/2012
Total Bond Market Trust B Series II	11/2/2012
Total Bond Market Trust B Series NAV	11/2/2012
US Equity Trust Series I	4/27/2012
US Equity Trust Series II	4/27/2012

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust and of the Non-affiliated Trusts are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Net Assets in Payout (Annuitization) Period

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using statutory accounting using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed interest rate is 3% to 4%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Expenses

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.35% and 2.10% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2012.

78

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB Accounting Standard Codification establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing John Hancock’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet more-than likely-than-not threshold would be recorded as tax expense.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2012, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by JHUSA, serves as investment adviser for the Trust.

5.	Fair Value Measurements

Accounting Standards Codification 820 (“ASC 820”) “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

79

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

5.	Fair Value Measurements — (continued)

All of the Account’s sub-accounts’ investments in a portfolio of the Trust and the Non-affiliated Trusts were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2012.

The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2012.

Mutual Funds
Level 1	$3,987,191,356
Level 2	—
Level 3	—

$3,987,191,356

As of December 31, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2012.

80

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and the Outside Trusts during 2012 were as follows:

	Details of Investments
	Purchases	Sales
Sub-account
500 Index Trust B Series I	2,109,620	33,265
500 Index Trust B Series II	9,771,498	727,986
500 Index Trust B Series NAV	1,822,614	803,144
500 Index Trust Series I	339,536	2,455,169
500 Index Trust Series II	1,652,507	10,666,988
500 Index Trust Series NAV	352,398	1,676,388
Active Bond Trust Series I	393,137	668,506
Active Bond Trust Series II	4,873,823	8,623,476
All Cap Core Trust Series I	99,032	332,582
All Cap Core Trust Series II	44,336	120,010
All Cap Value Trust Series I	96,093	262,909
All Cap Value Trust Series II	226,879	696,619
American Asset Allocation Trust Series I	345,029	977,394
American Asset Allocation Trust Series II	2,155,840	11,536,488
American Blue Chip Income & Growth Trust Series II	1,294,629	8,667,827
American Blue Chip Income & Growth Trust Series III	137,079	672,324
American Global Growth Trust Series II	413,319	2,019,004
American Global Small Capitalization Trust Series II	212,695	710,852
American Global Small Capitalization Trust Series III	824	2,173
American Growth Trust Series II	4,007,914	23,793,927
American Growth Trust Series III	46,586	63,077
American Growth Income Trust Series I	973,399	1,472,593
American Growth Income Trust Series II	8,872,788	18,659,702
American Growth Income Trust Series III	652,857	133,895
American High-Income Bond Trust Series II	997,450	745,858
American High-Income Bond Trust Series III	26,101	37,284
American International Trust Series II	3,316,507	14,079,874
American International Trust Series III	51,817	57,406
American New World Trust Series II	765,923	1,236,212
American New World Trust Series III	137	9,502
Balanced Trust Series I	10,263	31,123
Blue Chip Growth Trust Series I	515,466	4,152,688
Blue Chip Growth Trust Series II	1,907,607	4,219,872
Bond PS Series II	1,263,251	1,373,210
Bond Trust Series I	171,659	85,513
Bond Trust Series II	10,996,920	14,170,183
Capital Appreciation Trust Series I	332,103	2,114,950
Capital Appreciation Trust Series II	1,251,980	2,558,463
Capital Appreciation Value Trust Series II	2,411,797	2,293,026
Core Allocation Plus Trust Series II	700,923	931,716
Core Allocation Trust Series I	2,923	58,144
Core Allocation Trust Series II	1,117,711	10,325,047
Core Balanced Trust Series I	6,270	39,315
Core Balanced Trust Series II	3,789,472	19,201,936
Core Balanced Strategy Trust Series NAV	1,916	204,987
Core Bond Trust Series II	363,972	146,284
Core Disciplined Diversification Trust Series II	1,581,003	16,274,467
Core Fundamental Holdings Trust Series II	4,537,848	3,640,865
Core Fundamental Holdings Trust Series III	72,667	942
Core Global Diversification Trust Series II	3,823,570	4,096,763
Core Global Diversification Trust Series III	87,980	21,215
Core Strategy Trust Series II	4,154,178	7,548,366
Core Strategy Trust Series NAV	222,416	7,662
Disciplined Diversification Trust Series II	373,552	1,138,754
DWS Equity 500 Index (a)	206,087	347,060

(a)	Sub-account which invests in non-affiliated Trust.

81

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

6.	Purchases and Sales of Investments — (continued)

	Details of Investments
	Purchases	Sales
Sub-account
Equity-Income Trust Series I	1,017,893	4,677,462
Equity-Income Trust Series II	1,744,315	4,594,550
Financial Services Trust Series I	11,743	142,748
Financial Services Trust Series II	408,542	872,121
Founding Allocation Trust Series II	3,083,935	11,329,456
Fundamental All Cap Core Trust Series II	325,319	799,285
Fundamental Holdings Trust Series II	1,669,263	9,570,108
Fundamental Large Cap Value Trust Series II	233,930	315,760
Fundamental Value Trust Series I	662,558	3,770,855
Fundamental Value Trust Series II	1,117,912	5,511,232
Global Bond Trust Series I	451,016	849,637
Global Bond Trust Series II	2,312,940	2,993,736
Global Diversification Trust Series II	912,279	5,000,239
Global Trust Series I	358,063	1,292,782
Global Trust Series II	152,153	829,873
Health Science Trust Series I	546,695	552,096
Health Science Trust Series II	4,162,521	2,880,420
High Yield Trust Series I	516,623	740,169
High Yield Trust Series II	1,579,145	2,005,015
International Core Trust Series I	46,106	401,736
International Core Trust Series II	87,972	503,872
International Equity Index Trust A Series I	103,421	1,636,750
International Equity Index Trust A Series II	387,342	4,891,769
International Equity Index Trust B Series I	1,062,767	43,637
International Equity Index Trust B Series II	4,386,793	319,417
International Equity Index Trust B Series NAV	119,984	278,112
International Growth Stock Trust Series II	2,414,560	59,836
International Opportunities Trust Series II	307,535	2,934,873
International Small Company Series I	58,283	395,376
International Small Company Series II	160,981	817,445
International Value Trust Series I	245,008	943,851
International Value Trust Series II	698,007	2,161,815
Investment Quality Bond Trust Series I	440,974	1,299,552
Investment Quality Bond Trust Series II	2,588,452	3,667,317
Large Cap Trust Series I	167,503	10,909,800
Large Cap Trust Series II	11,813	1,253,061
Lifestyle Aggressive Trust Series I	48,338	363,625
Lifestyle Aggressive Trust Series II	1,144,518	4,863,565
Lifestyle Balanced Trust Series I	5,482,504	5,107,969
Lifestyle Balanced Trust Series II	35,320,824	100,445,047
Lifestyle Balanced Trust PS Series II	2,114,007	655,662
Lifestyle Conservative Trust Series I	1,818,435	2,643,900
Lifestyle Conservative Trust Series II	35,387,625	38,127,066
Lifestyle Conservative Trust PS Series II	1,858,005	348,852
Lifestyle Growth Trust Series I	1,305,210	2,491,325
Lifestyle Growth Trust Series II	75,531,482	121,082,138
Lifestyle Growth Trust PS Series II	2,964,040	1,405,782
Lifestyle Moderate Trust Series I	1,399,938	2,538,990
Lifestyle Moderate Trust Series II	19,152,364	43,302,274
Lifestyle Moderate Trust PS Series II	3,474,639	474,892
Mid Cap Index Trust Series I	189,581	410,327

82

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

6.	Purchases and Sales of Investments — (continued)

	Details of Investments
	Purchases	Sales
Sub-account
Mid Cap Index Trust Series II	1,499,270	1,560,300
Mid Cap Stock Trust Series I	129,883	1,637,481
Mid Cap Stock Trust Series II	1,098,290	3,776,777
Mid Value Trust Series I	457,545	731,947
Mid Value Trust Series II	997,440	1,758,123
Money-Market Trust Series I	3,115,331	4,161,087
Money-Market Trust Series II	40,549,086	52,680,316
Money Market Trust B Series NAV	2,101,348	1,805,887
Mutual Shares Trust Series I	73,532	72,080
Natural Resources Trust Series II	3,023,916	4,938,392
PIMCO All Asset (a)	827,291	835,489
Real Estate Securities Trust Series I	209,348	593,059
Real Estate Securities Trust Series II	1,608,930	1,915,150
Real Return Bond Trust Series II	1,279,319	1,971,652
Science & Technology Trust Series I	134,674	1,188,100
Science & Technology Trust Series II	856,521	1,026,015
Short Term Government Income Trust Series I	335,624	1,058,829
Short Term Government Income Trust Series II	859,935	1,807,425
Small Cap Growth Trust Series I	3,193	9,311
Small Cap Growth Trust Series II	715,518	624,117
Small Cap Index Trust Series I	116,645	203,304
Small Cap Index Trust Series II	1,683,693	803,580
Small Cap Opportunities Trust Series I	158,058	284,232
Small Cap Opportunities Trust Series II	145,547	716,952
Small Cap Value Trust Series II	820,919	1,453,338
Small Company Value Trust Series I	61,930	1,032,856
Small Company Value Trust Series II	245,447	2,010,689
Smaller Company Growth Trust Series I	166,125	330,916
Smaller Company Growth Trust Series II	322,652	442,427
Strategic Income Opportunities Trust Series I	691,141	1,444,241
Strategic Income Opportunities Trust Series II	1,050,137	2,531,612
Total Bond Market Trust A Series II	5,627,967	9,051,294
Total Bond Market Trust A Series NAV	494,339	1,198,092
Total Bond Market Trust B Series II	7,545,337	514,040
Total Bond Market Trust B Series NAV	1,174,995	57,820
Total Return Trust Series I	848,135	4,051,521
Total Return Trust Series II	3,267,993	5,261,238
Total Stock Market Index Trust Series I	118,924	104,294
Total Stock Market Index Trust Series II	214,542	1,103,236
Ultra Short Term Bond Trust Series I	10,145	29,805
Ultra Short Term Bond Trust Series II	6,921,585	5,226,740
U.S. Equity Trust Series I	10,676,409	900,058
U.S. Equity Trust Series II	1,256,173	244,753
Utilities Trust Series I	455,986	796,531
Utilities Trust Series II	735,056	1,197,081
Value Trust Series I	303,665	981,464
Value Trust Series II	468,873	802,868

(a)	Sub-account which invests in non-affiliated Trust.

83

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
500 Index Trust B Series I	2012	166	$12.63	$2,091	1.75% to 1.40%	3.64%	1.06% to 1.01%

500 Index Trust B Series II	2012	721	12.63 to 12.62	9,124	1.85 to 1.40	2.70	1.07 to 0.99

500 Index Trust B Series NAV	2012	636	12.65 to 11.97	7,796	1.85 to 0.80	1.11	13.67 to 1.20
	2011	555	10.75 to 10.53	5,928	1.85 to 1.40	1.75	0.45 to 0.00
	2010	597	10.71 to 10.53	6,361	1.85 to 1.40	1.75	13.26 to 12.76
	2009	642	9.45 to 9.34	6,043	1.85 to 1.40	2.23	24.59 to 24.03
	2008	669	7.59 to 7.53	5,063	1.85 to 1.40	2.08	(38.07) to (38.35)

500 Index Trust Series I	2012	0	12.00 to 11.84	0	1.75 to 1.40	5.19	12.64 to 12.30
	2011	201	10.66 to 10.54	2,127	1.75 to 1.40	1.37	0.16 to (0.19)
	2010	244	10.64 to 10.56	2,586	1.75 to 1.40	1.36	12.99 to 12.59
	2009	289	9.42 to 9.38	2,708	1.75 to 1.40	1.53	23.99 to 23.56
	2008	464	7.60 to 7.59	3,518	1.75 to 1.40	0.66	(38.08) to (38.30)

500 Index Trust Series II	2012	0	16.30 to 15.54	0	1.85 to 1.40	5.14	12.49 to 12.07
	2011	644	14.49 to 13.87	9,130	1.85 to 1.40	1.27	(0.03) to (0.48)
	2010	750	14.49 to 13.94	10,648	1.85 to 1.40	1.19	12.70 to 12.19
	2009	811	12.86 to 12.42	10,215	1.85 to 1.40	1.48	23.84 to 23.29
	2008	940	10.38 to 10.08	9,531	1.85 to 1.40	0.46	(38.27) to (38.55)

500 Index Trust Series NAV	2012	0	20.07 to 19.55	0	1.55 to 0.80	5.66	13.22 to 12.50
	2011	77	17.73 to 17.38	1,355	1.55 to 0.80	1.83	0.84 to 0.09
	2010	55	17.58 to 17.36	958	1.55 to 0.80	2.19	13.73 to 12.88
	2009	15	15.46 to 15.38	228	1.55 to 0.80	2.98	23.67 to 23.06

Active Bond Trust Series I	2012	183	18.28 to 17.80	3,313	1.75 to 1.40	4.05	8.18 to 7.80
	2011	205	16.90 to 16.51	3,434	1.75 to 1.40	5.08	4.34 to 3.98
	2010	255	16.20 to 15.88	4,099	1.75 to 1.40	7.01	12.27 to 11.87
	2009	336	14.43 to 14.19	4,801	1.75 to 1.40	6.94	23.07 to 22.64
	2008	409	11.72 to 11.57	4,759	1.75 to 1.40	5.02	(11.78) to (12.09)

Active Bond Trust Series II	2012	2,158	18.02 to 17.40	38,255	1.85 to 1.40	3.80	7.95 to 7.46
	2011	2,441	16.69 to 16.2	40,172	1.85 to 1.40	4.68	4.23 to 3.76
	2010	3,013	16.01 to 15.61	47,666	1.85 to 1.40	6.99	12.13 to 11.62
	2009	3,309	14.28 to 13.98	46,780	1.85 to 1.40	7.26	22.65 to 22.10
	2008	3,430	11.64 to 11.45	39,615	1.85 to 1.40	4.80	(11.90) to (12.29)

All Cap Core Trust Series I	2012	174	20.17 to 8.74	3,052	1.75 to 1.40	1.12	14.94 to 14.54
	2011	186	17.55 to 7.63	2,861	1.75 to 1.40	0.95	(0.98) to (1.33)
	2010	223	17.73 to 7.73	3,461	1.75 to 1.40	0.99	11.47 to 11.08
	2009	283	15.90 to 6.96	3,792	1.75 to 1.40	1.60	26.68 to 26.24
	2008	330	12.55 to 5.51	3,536	1.75 to 1.40	1.59	(40.47) to (40.68)

All Cap Core Trust Series II	2012	59	18.11 to 17.27	1,028	1.85 to 1.40	0.94	14.75 to 14.23
	2011	63	15.78 to 15.11	962	1.85 to 1.40	0.77	(1.25) to (1.69)
	2010	72	15.98 to 15.37	1,116	1.85 to 1.40	0.82	11.25 to 10.75
	2009	78	14.37 to 13.88	1,083	1.85 to 1.40	1.39	26.48 to 25.91
	2008	86	11.36 to 11.03	948	1.85 to 1.40	1.30	(40.59) to (40.86)

All Cap Value Trust Series I	2012	66	17.58 to 14.41	1,208	1.75 to 0.80	0.78	10.06 to 9.02
	2011	80	16.13 to 13.09	1,303	1.75 to 0.80	0.31	(4.96) to (5.86)
	2010	99	17.13 to 13.78	1,725	1.75 to 0.80	0.35	17.41 to 16.3
	2009	121	14.73 to 11.73	1,807	1.75 to 0.80	0.53	24.41 to 20.78
	2008	141	12.16 to 11.84	1,689	1.75 to 1.40	0.73	(29.78) to (30.02)

All Cap Value Trust Series II	2012	200	19.54 to 18.63	3,763	1.85 to 1.40	0.60	9.08 to 8.59
	2011	233	17.92 to 17.16	4,001	1.85 to 1.40	0.14	(5.73) to (6.16)
	2010	272	19.01 to 18.28	4,998	1.85 to 1.40	0.15	16.49 to 15.97
	2009	300	16.31 to 15.76	4,735	1.85 to 1.40	0.31	24.65 to 24.09
	2008	348	13.09 to 12.70	4,414	1.85 to 1.40	0.54	(29.86) to (30.18)

American Asset Allocation Trust Series I	2012	539	13.24 to 12.98	7,124	1.75 to 1.40	1.54	14.14 to 13.74
	2011	591	11.60 to 11.41	6,835	1.75 to 1.40	1.38	(0.49) to (0.83)
	2010	711	11.65 to 11.50	8,268	1.75 to 1.40	1.46	10.50 to 10.11
	2009	924	10.55 to 10.45	9,735	1.75 to 1.40	1.86	20.11 to 19.83

84

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
American Asset Allocation Trust Series II	2012	7,592	$12.79 to $12.63	$99,319	1.90% to 1.00%	1.39%	13.31% to 1.02%
	2011	8,339	11.69 to 11.29	95,874	1.90 to 1.15	1.31	(0.30) to (1.04)
	2010	9,291	11.73 to 11.41	107,550	1.90 to 1.15	1.46	10.62 to 9.80
	2009	9,658	10.60 to 10.39	101,401	1.90 to 1.15	2.03	21.86 to 20.95
	2008	7,029	8.70 to 8.59	60,763	1.90 to 1.15	3.04	(30.64) to (31.16)

American Blue-Chip Income & Growth Trust Series II	2012	0	18.51 to 17.73	0	1.85 to 1.40	0.00	10.78 to 10.36
	2011	459	16.71 to 16.07	7,559	1.85 to 1.40	1.07	(2.81) to (3.25)
	2010	556	17.19 to 16.61	9,435	1.85 to 1.40	1.12	10.20 to 9.70
	2009	645	15.60 to 15.14	9,945	1.85 to 1.40	1.38	25.36 to 24.80
	2008	764	12.44 to 12.13	9,405	1.85 to 1.40	3.95	(37.64) to (37.93)

American Blue Chip Income & Growth Trust Series III	2012	0	13.19 to 12.73	0	1.55 to 0.80	0.01	11.79 to 11.09
	2011	47	11.80 to 11.46	555	1.55 to 0.80	2.02	(1.74) to (2.47)
	2010	31	12.01 to 11.75	365	1.55 to 0.80	2.76	11.39 to 10.56
	2009	8	10.78 to 10.63	90	1.55 to 0.80	4.73	26.15 to 25.53

American Global Growth Trust Series II	2012	902	12.78 to 12.75	11,767	1.90 to 1.00	0.33	19.69 to 2.00
	2011	1,022	11.05 to 10.67	11,099	1.90 to 1.15	0.74	(10.44) to (11.11)
	2010	1,146	12.34 to 12.01	13,942	1.90 to 1.15	0.94	9.90 to 9.08
	2009	1,204	11.23 to 11.01	13,373	1.90 to 1.15	0.87	39.80 to 38.76
	2008	1,289	8.03 to 7.93	10,289	1.90 to 1.15	2.58	(39.39) to (39.84)

American Global Small Capitalization Trust Series II	2012	388	12.90 to 10.44	4,151	1.90 to 1.00	0.71	15.27 to 3.18
	2011	435	9.38 to 9.05	4,005	1.90 to 1.15	0.71	(20.54) to (21.14)
	2010	455	11.80 to 11.48	5,292	1.90 to 1.15	1.12	20.46 to 19.56
	2009	497	9.80 to 9.6	4,817	1.90 to 1.15	0.00	58.60 to 57.42
	2008	533	6.18 to 6.10	3,272	1.90 to 1.15	1.36	(54.33) to (54.67)

American Global Small Capitalization Trust Series III	2012	1	11.79 to 11.36	12	1.55 to 0.80	1.22	17.23 to 16.35
	2011	1	10.06 to 9.77	12	1.55 to 0.80	1.40	(19.88) to (20.48)
	2010	1	12.55 to 12.28	10	1.55 to 0.80	1.61	21.52 to 20.62
	2009	1	10.33 to 10.18	9	1.55 to 0.80	0.00	37.43 to 36.75

American Growth Trust Series II	2012	5,926	20.71 to 12.72	116,402	1.90 to 1.00	0.25	15.02 to 1.72
	2011	6,866	18.00 to 11.79	117,106	1.90 to 1.15	0.08	(5.88) to (6.58)
	2010	7,523	19.27 to 12.53	137,649	1.90 to 1.15	0.19	16.79 to 15.92
	2009	8,519	16.63 to 10.73	134,439	1.90 to 1.15	0.08	37.09 to 36.07
	2008	9,718	12.22 to 7.83	112,969	1.90 to 1.15	1.71	(44.92) to (45.33)

American Growth Trust Series III	2012	29	13.51 to 13.02	388	1.55 to 0.80	0.74	16.94 to 16.06
	2011	30	11.55 to 11.22	345	1.55 to 0.80	0.66	(5.06) to (5.76)
	2010	21	12.17 to 11.91	254	1.55 to 0.80	1.18	17.74 to 16.86
	2009	4	10.34 to 10.19	44	1.55 to 0.80	1.62	24.36 to 23.75

American Growth-Income Trust Series I	2012	376	19.34 to 18.70	7,198	1.75 to 1.40	1.30	15.52 to 15.11
	2011	404	16.74 to 16.24	6,692	1.75 to 1.40	1.05	(3.45) to (3.79)
	2010	505	17.34 to 16.88	8,666	1.75 to 1.40	1.07	9.51 to 9.13
	2009	592	15.84 to 15.47	9,282	1.75 to 1.40	1.08	26.38 to 26.08

American Growth-Income Trust Series II	2012	6,197	18.32 to 12.65	110,208	1.90 to 1.00	1.14	14.73 to 1.23
	2011	6,771	15.97 to 11.67	104,382	1.90 to 1.15	1.01	(3.36) to (4.08)
	2010	7,611	16.65 to 12.08	122,473	1.90 to 1.15	0.97	9.57 to 8.76
	2009	8,246	15.31 to 11.02	121,878	1.90 to 1.15	1.08	29.17 to 28.21
	2008	8,827	11.94 to 8.53	101,639	1.90 to 1.15	1.92	(38.88) to (39.34)

American Growth-Income Trust Series III	2012	51	13.62 to 13.13	691	1.55 to 0.80	4.43	16.57 to 15.69
	2011	12	11.68 to 11.35	146	1.55 to 0.80	2.58	(2.53) to (3.26)
	2010	2	11.99 to 11.73	21	1.55 to 0.80	1.55	10.55 to 9.72
	2009	2	10.84 to 10.69	18	1.55 to 0.80	2.25	23.59 to 22.98

American High-Income Bond Trust Series II	2012	381	14.89 to 12.57	5,791	1.90 to 1.00	6.50	10.84 to 0.57
	2011	383	13.91 to 13.43	5,229	1.90 to 1.15	7.43	0.17 to (0.58)
	2010	375	13.88 to 13.51	5,127	1.90 to 1.15	7.28	13.22 to 12.37
	2009	356	12.26 to 12.02	4,312	1.90 to 1.15	7.04	36.84 to 35.81
	2008	276	8.96 to 8.85	2,454	1.90 to 1.15	6.87	(25.26) to (25.82)

85

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
American High-Income Bond Trust Series III	2012	16	$17.46 to $16.83	$273	1.55% to 0.80%	6.73%	12.63% to 11.79%
	2011	17	15.50 to 15.06	267	1.55 to 0.80	7.26	1.03 to 0.28
	2010	18	15.34 to 15.02	274	1.55 to 0.80	8.48	14.06 to 13.21
	2009	7	13.45 to 13.26	98	1.55 to 0.80	23.21	26.17 to 25.55

American International Trust Series II	2012	2,992	24.67 to 12.75	65,524	1.90 to 1.00	0.91	15.04 to 1.99
	2011	3,467	21.44 to 11.17	66,060	1.90 to 1.15	1.26	(15.36) to (15.99)
	2010	3,471	25.53 to 13.20	79,177	1.90 to 1.15	1.47	5.46 to 4.67
	2009	3,654	24.39 to 12.52	79,898	1.90 to 1.15	0.91	40.78 to 39.73
	2008	4,271	17.45 to 8.89	67,146	1.90 to 1.15	3.75	(43.13) to (43.56)

American International Trust Series III	2012	30	12.21 to 11.77	368	1.55 to 0.80	1.43	17.00 to 16.12
	2011	31	10.44 to 10.14	319	1.55 to 0.80	2.19	(14.73) to (15.37)
	2010	18	12.24 to 11.98	222	1.55 to 0.80	3.41	6.40 to 5.60
	2009	4	11.51 to 11.35	42	1.55 to 0.80	4.91	30.60 to 29.96

American New World Trust Series II	2012	404	13.56 to 12.84	5,604	1.90 to 1.00	0.43	14.90 to 2.71
	2011	437	12.22 to 11.80	5,256	1.90 to 1.15	1.08	(15.38) to (16.02)
	2010	468	14.44 to 14.05	6,675	1.90 to 1.15	1.14	15.85 to 14.98
	2009	391	12.47 to 12.22	4,826	1.90 to 1.15	1.19	47.11 to 46.02
	2008	320	8.48 to 8.37	2,693	1.90 to 1.15	2.39	(43.32) to (43.74)

American New World Trust Series III	2012	1	13.54 to 13.05	16	1.55 to 0.80	0.62	16.77 to 15.89
	2011	2	11.60 to 11.26	22	1.55 to 0.80	2.54	(14.71) to (15.34)

Balanced Trust Series I	2012	0	17.95 to 17.55	0	1.55 to 0.80	4.33	8.33 to 8.07
	2011	2	16.57 to 16.24	29	1.55 to 0.80	1.86	0.21 to (0.54)

Blue Chip Growth Trust Series I	2012	725	28.19 to 12.73	17,863	1.75 to 1.40	0.09	16.66 to 16.25
	2011	914	24.16 to 10.95	18,318	1.75 to 1.40	0.01	0.03 to (0.32)
	2010	1,103	24.16 to 10.99	22,002	1.75 to 1.40	0.08	14.54 to 14.14
	2009	1,322	21.09 to 9.63	22,583	1.75 to 1.40	0.15	40.91 to 40.42
	2008	1,661	14.97 to 6.86	19,671	1.75 to 1.40	0.31	(43.34) to (43.54)

Blue Chip Growth Trust Series II	2012	903	17.39 to 12.61	15,933	1.90 to 1.00	0.00	15.86 to 0.85
	2011	1,018	15.01 to 13.46	15,490	1.90 to 1.15	0.00	0.09 to (0.66)
	2010	1,175	15.11 to 13.45	17,962	1.90 to 1.15	0.05	14.61 to 13.76
	2009	1,287	13.28 to 11.73	17,230	1.90 to 1.15	0.09	40.93 to 39.88
	2008	1,373	9.50 to 8.32	13,138	1.90 to 1.15	0.14	(43.29) to (43.71)

Bond PS Series II	2012	1	13.17 to 13.09	7	2.00 to 0.80	1.11	4.82 to 3.56
	2011	9	12.64 to 12.56	119	2.00 to 0.80	1.51	1.11 to 0.50

Bond Trust Series I	2012	71	13.27 to 13.15	936	1.55 to 0.80	2.86	5.48 to 4.69
	2011	66	12.58 to 12.56	827	1.55 to 0.80	3.64	0.64 to 0.51

Bond Trust Series II	2012	6,209	13.07 to 12.46	81,455	1.90 to 1.00	2.52	4.11 to (0.35)
	2011	6,556	12.57 to 12.55	82,344	1.90 to 1.15	3.37	0.55 to 0.42

Capital Appreciation Trust Series I	2012	901	11.18 to 10.71	9,990	1.75 to 1.40	0.15	14.36 to 13.96
	2011	1,056	9.78 to 9.40	10,225	1.75 to 1.40	0.07	(1.31) to (1.66)
	2010	1,257	9.91 to 9.56	12,339	1.75 to 1.40	0.15	10.28 to 9.89
	2009	791	8.98 to 8.7	7,034	1.75 to 1.40	0.25	40.31 to 39.82
	2008	966	6.40 to 6.22	6,119	1.75 to 1.40	0.43	(38.10) to (38.32)

Capital Appreciation Trust Series II	2012	488	16.53 to 12.68	8,227	1.90 to 1.00	0.06	13.65 to 1.45
	2011	558	14.54 to 13.17	8,267	1.90 to 1.15	0.03	(1.31) to (2.05)
	2010	688	14.85 to 13.35	10,382	1.90 to 1.15	0.02	10.30 to 9.48
	2009	601	13.56 to 12.10	8,267	1.90 to 1.15	0.05	40.42 to 39.37
	2008	642	9.73 to 8.62	6,326	1.90 to 1.15	0.22	(38.08) to (38.54)

Capital Appreciation Value Trust Series II	2012	1,438	14.56 to 12.63	21,235	1.90 to 1.00	1.24	12.33 to 1.05
	2011	1,568	13.32 to 12.97	20,553	1.90 to 1.15	1.17	1.70 to 0.94
	2010	1,706	13.09 to 12.85	22,084	1.90 to 1.15	1.30	12.34 to 11.5
	2009	1,848	11.65 to 11.52	21,392	1.90 to 1.15	2.11	28.35 to 27.39
	2008	908	9.08 to 9.04	8,220	1.90 to 1.15	1.55	(27.36) to (27.65)

Core Allocation Plus Trust Series II	2012	701	12.67 to 12.33	8,820	1.90 to 1.00	1.16	11.20 to 1.39
	2011	762	11.38 to 11.09	8,573	1.90 to 1.15	1.13	(3.63) to (4.35)
	2010	777	11.81 to 11.59	9,097	1.90 to 1.15	0.93	9.03 to 8.21
	2009	776	10.84 to 10.71	8,364	1.90 to 1.15	1.62	23.67 to 22.74
	2008	326	8.76 to 8.73	2,847	1.90 to 1.15	1.01	(29.91) to (30.19)

86

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
Core Allocation Trust Series I	2012	0	$17.29 to $16.91	$0	1.55% to 0.80%	0.50%	8.67% to 8.40%
	2011	3	15.91 to 15.60	53	1.55 to 0.80	3.54	(2.27) to (3.00)
	2010	4	16.28 to 16.08	59	1.55 to 0.80	2.55	10.12 to 9.30
	2009	3	14.79 to 14.71	45	1.55 to 0.80	8.43	18.30 to 17.71

Core Allocation Trust Series II	2012	0	17.38 to 14.67	0	2.10 to 1.15	0.19	8.48 to 8.15
	2011	559	16.02 to 13.57	8,898	2.10 to 1.15	3.64	(2.81) to (3.73)
	2010	471	16.49 to 14.09	7,738	2.10 to 1.15	3.00	9.46 to 12.73
	2009	174	15.06 to 14.99	2,613	1.90 to 1.15	6.98	20.5 to 19.89

Core Balanced Trust Series I	2012	0	17.85 to 17.45	0	1.55 to 0.80	5.48	8.29 to 8.03
	2011	2	16.48 to 16.16	36	1.55 to 0.80	0.31	0.35 to (0.40)
	2010	11	16.42 to 16.22	184	1.55 to 0.80	2.07	11.30 to 10.47
	2009	7	14.75 to 14.68	110	1.55 to 0.80	3.52	18.04 to 17.46

Core Balanced Trust Series II	2012	0	17.98 to 15.01	0	2.10 to 1.15	5.12	8.12 to 7.78
	2011	1,021	16.63 to 13.93	16,866	2.10 to 1.15	1.60	(0.26) to (1.20)
	2010	840	16.68 to 14.10	13,942	2.10 to 1.15	2.11	10.77 to 12.80
	2009	317	15.05 to 14.98	4,769	1.90 to 1.15	3.10	20.43 to 19.83

Core Balanced Strategy Trust Series NAV	2012	0	15.89	0	1.60	0.00	5.86
	2011	13	15.01	193	1.60	2.33	0.66
	2010	15	14.91	225	1.60	2.77	9.07
	2009	2	13.67	25	1.60	6.55	9.37

Core Bond Trust Series II	2012	73	17.26 to 16.67	1,235	1.85 to 1.40	2.58	4.78 to 4.31
	2011	62	16.47 to 15.99	1,007	1.85 to 1.40	3.08	6.54 to 6.06
	2010	59	15.46 to 15.07	900	1.85 to 1.40	2.28	5.44 to 4.96
	2009	64	14.66 to 14.36	923	1.85 to 1.40	2.01	8.08 to 7.60
	2008	53	13.57 to 13.34	711	1.85 to 1.40	5.88	1.71 to 1.25

Core Disciplined Diversification Trust Series II	2012	0	17.90 to 14.76	0	2.10 to 1.15	0.00	7.97 to 7.64
	2011	887	16.58 to 13.71	14,560	2.10 to 1.15	2.10	(3.09) to (4.01)
	2010	746	17.11 to 14.28	12,675	2.10 to 1.15	2.76	10.92 to 14.27
	2009	311	15.42 to 15.34	4,788	1.90 to 1.15	4.82	23.37 to 22.75

Core Fundamental Holdings Trust Series II	2012	1,438	14.91 to 14.79	24,761	2.10 to 0.35	1.82	10.42 to 8.50
	2011	1,404	13.63 to 13.51	22,128	2.10 to 0.35	1.89	0.17 to (1.57)
	2010	1,288	13.85 to 13.48	20,482	2.10 to 0.35	2.24	7.43 to 10.81
	2009	501	14.73 to 14.66	7,363	1.90 to 1.15	2.72	17.86 to 17.27

Core Fundamental Holdings Trust Series III	2012	6	17.47 to 17.00	105	1.55 to 0.80	4.21	10.29 to 9.46
	2011	2	15.84 to 15.53	30	1.55 to 0.80	2.19	0.18 to (0.56)
	2010	1	15.81 to 15.62	20	1.55 to 0.80	5.86	9.20 to 8.38
	2009	0	14.48 to 14.41	3	1.55 to 0.80	8.68	15.85 to 15.28

Core Global Diversification Trust Series II	2012	1,239	14.76 to 14.54	21,237	2.10 to 0.35	7.73	12.50 to 10.54
	2011	1,355	13.35 to 12.92	20,868	2.10 to 0.35	1.91	(4.09) to (5.75)
	2010	1,353	14.16 to 13.47	21,940	2.10 to 0.35	2.17	7.98 to 13.30
	2009	880	15.23 to 15.15	13,364	1.90 to 1.15	3.12	21.83 to 21.22

Core Global Diversification Trust Series III	2012	14	17.36 to 16.89	233	1.55 to 0.80	10.44	12.44 to 11.59
	2011	11	15.44 to 15.14	165	1.55 to 0.80	2.48	(4.13) to (4.84)
	2010	10	16.11 to 15.91	158	1.55 to 0.80	3.94	7.84 to 7.03
	2009	0	14.94 to 14.86	3	1.55 to 0.80	8.00	19.48 to 18.90

Core Strategy Trust Series II	2012	3,777	15.25 to 12.62	55,605	2.10 to 1.00	2.48	9.93 to 0.99
	2011	4,061	13.88 to 13.36	54,036	2.10 to 1.15	1.96	(1.13) to (2.07)
	2010	4,192	14.17 to 13.51	56,653	2.10 to 1.15	2.09	10.89 to 13.36
	2009	4,217	12.19 to 12.12	51,522	1.90 to 1.15	1.89	20.26 to 19.36
	2008	3,461	10.15 to 10.13	35,248	1.90 to 1.15	1.22	(27.32) to (27.86)

Core Strategy Trust Series NAV	2012	43	17.48 to 12.83	680	1.60 to 1.20	3.13	11.23 to 2.67
	2011	27	15.72 to 15.72	423	1.20 to 1.20	2.14	(1.01) to (1.01)
	2010	30	15.88 to 15.88	472	1.20 to 1.20	2.38	11.22 to 14.16
	2009	30	14.27 to 14.27	424	1.20 to 1.20	3.01	14.20 to 10.40

Disciplined Diversification Trust Series II	2012	612	13.35 to 12.68	8,348	1.90 to 1.00	2.15	10.47 to 1.44
	2011	683	12.41 to 12.08	8,390	1.90 to 1.15	1.92	(3.40) to (4.12)
	2010	704	12.84 to 12.60	8,972	1.90 to 1.15	1.41	11.89 to 11.05
	2009	719	11.48 to 11.35	8,210	1.90 to 1.15	2.26	25.51 to 24.57
	2008	406	9.15 to 9.11	3,706	1.90 to 1.15	1.89	(26.83) to (27.13)

87

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
DWS Equity 500 Index (a)	2012	199	$22.65 to $21.63	$4,412	1.85% to 1.40%	1.34%	13.65% to 13.13%
	2011	205	19.93 to 19.12	4,013	1.85 to 1.40	1.29	0.02 to (0.43)
	2010	216	19.93 to 19.20	4,243	1.85 to 1.40	1.50	12.70 to 12.20
	2009	223	17.68 to 17.11	3,883	1.85 to 1.40	2.48	24.04 to 23.49
	2008	229	14.25 to 13.86	3,223	1.85 to 1.40	2.01	(38.24) to (38.51)

Equity-Income Trust Series I	2012	747	36.99 to 20.19	24,700	1.75 to 1.40	2.00	15.72 to 15.32
	2011	881	31.96 to 17.51	24,823	1.75 to 1.40	1.72	(2.19) to (2.53)
	2010	1,009	32.68 to 17.96	29,280	1.75 to 1.40	1.86	13.52 to 13.12
	2009	1,177	28.79 to 15.88	29,467	1.75 to 1.40	2.12	23.97 to 23.54
	2008	1,451	23.22 to 12.85	28,858	1.75 to 1.40	2.28	(36.86) to (37.08)

Equity-Income Trust Series II	2012	1,462	16.77 to 12.70	25,099	1.90 to 1.00	1.84	14.96 to 1.57
	2011	1,638	14.59 to 12.23	24,410	1.90 to 1.15	1.63	(2.14) to (2.87)
	2010	1,620	15.02 to 12.50	24,675	1.90 to 1.15	1.65	13.60 to 12.75
	2009	1,793	13.32 to 11.00	24,196	1.90 to 1.15	1.96	24.11 to 23.18
	2008	1,833	10.81 to 8.86	20,119	1.90 to 1.15	2.14	(36.89) to (37.37)

Financial Services Trust Series I	2012	33	14.14 to 13.57	458	1.75 to 1.40	0.72	16.40 to 15.99
	2011	43	12.14 to 11.70	512	1.75 to 1.40	1.38	(10.77) to (11.08)
	2010	63	13.61 to 13.16	843	1.75 to 1.40	0.31	10.69 to 10.31
	2009	75	12.29 to 11.93	912	1.75 to 1.40	0.74	39.44 to 38.95
	2008	73	8.82 to 8.58	631	1.75 to 1.40	0.76	(45.43) to (45.62)

Financial Services Trust Series II	2012	261	14.43 to 12.75	3,771	1.90 to 1.00	0.62	15.59 to 2.01
	2011	293	12.48 to 9.99	3,643	1.90 to 1.15	1.43	(10.69) to (11.36)
	2010	338	14.08 to 11.18	4,735	1.90 to 1.15	0.14	10.72 to 9.90
	2009	349	12.82 to 10.1	4,423	1.90 to 1.15	0.56	39.37 to 38.33
	2008	294	9.26 to 7.25	2,733	1.90 to 1.15	0.63	(45.39) to (45.80)

Founding Allocation Trust Series II	2012	7,018	21.51 to 11.57	82,897	1.90 to 0.35	2.78	15.62 to 13.83
	2011	7,857	18.61 to 10.16	81,210	1.90 to 0.35	2.63	(2.05) to (3.55)
	2010	8,711	18.99 to 10.54	93,003	1.90 to 0.35	3.46	9.45 to 8.36
	2009	9,836	9.92 to 9.72	96,556	1.90 to 1.15	3.91	29.62 to 28.66
	2008	10,027	7.65 to 7.56	76,269	1.90 to 1.15	3.04	(36.29) to (36.77)

Fundamental All Cap Core Trust Series II	2012	360	20.96 to 20.07	7,419	1.85 to 1.40	0.58	21.59 to 21.04
	2011	381	17.24 to 16.58	6,464	1.85 to 1.40	0.84	(3.64) to (4.07)
	2010	424	17.89 to 17.29	7,484	1.85 to 1.40	0.93	17.56 to 17.03
	2009	467	15.22 to 14.77	7,022	1.85 to 1.40	1.18	26.24 to 25.67
	2008	514	12.06 to 11.75	6,135	1.85 to 1.40	0.63	(44.03) to (44.29)

Fundamental Holdings Trust Series II	2012	5,845	12.60 to 12.22	72,933	1.90 to 1.00	1.54	10.34 to 0.79
	2011	6,508	11.43 to 11.08	73,264	1.90 to 1.15	1.33	(2.33) to (3.06)
	2010	6,974	11.70 to 11.43	80,652	1.90 to 1.15	1.39	8.93 to 8.12
	2009	7,422	10.74 to 10.57	79,090	1.90 to 1.15	1.66	25.23 to 24.30
	2008	5,408	8.58 to 8.50	46,181	1.90 to 1.15	5.92	(31.76) to (32.27)

Fundamental Large Cap Value Trust Series II	2012	147	16.87 to 16.22	2,448	1.85 to 1.40	1.08	22.49 to 21.94
	2011	151	13.77 to 13.31	2,064	1.85 to 1.40	0.76	0.22 to (0.23)
	2010	165	13.74 to 13.34	2,249	1.85 to 1.40	1.70	11.54 to 11.04
	2009	183	12.32 to 12.01	2,245	1.85 to 1.40	1.90	22.77 to 22.22
	2008	207	10.04 to 9.83	2,062	1.85 to 1.40	2.13	(42.18) to (42.44)

Fundamental Value Trust Series I	2012	1,495	14.88 to 12.89	23,189	1.75 to 0.80	0.90	12.47 to 11.40
	2011	1,709	13.36 to 11.46	23,527	1.75 to 0.80	0.77	(4.55) to (5.45)
	2010	2,046	14.13 to 12.01	29,715	1.75 to 0.80	1.09	12.20 to 11.14
	2009	2,371	12.71 to 10.7	30,866	1.75 to 0.80	0.91	29.49 to 24.99
	2008	2,965	10.08 to 9.82	29,695	1.75 to 1.40	3.25	(40.17) to (40.38)

Fundamental Value Trust Series II	2012	1,922	15.86 to 12.75	30,725	1.90 to 1.00	0.72	11.04 to 2.00
	2011	2,185	14.28 to 11.54	31,372	1.90 to 1.15	0.60	(5.08) to (5.79)
	2010	2,527	15.16 to 12.16	38,467	1.90 to 1.15	0.90	11.59 to 10.76
	2009	2,813	13.69 to 10.9	38,515	1.90 to 1.15	0.73	30.08 to 29.11
	2008	2,935	10.60 to 8.38	30,995	1.90 to 1.15	0.68	(40.15) to (40.60)

Global Bond Trust Series I	2012	77	24.53 to 16.42	2,748	1.75 to 0.80	6.79	6.17 to 5.16
	2011	96	23.33 to 15.47	3,148	1.75 to 0.80	5.88	8.22 to 7.19
	2010	131	21.76 to 14.30	3,817	1.75 to 0.80	3.37	9.43 to 8.39
	2009	155	20.08 to 13.06	4,111	1.75 to 0.80	12.54	17.11 to 13.39
	2008	206	27.85 to 17.71	4,729	1.75 to 1.40	0.63	(5.81) to (6.14)

(a)	Sub-account which invests in non-affiliated Trust.

88

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
Global Bond Trust Series II	2012	710	$22.56 to $12.37	$15,861	1.90% to 1.00%	7.01%	4.79% to (1.06)%
	2011	780	21.53 to 17.23	16,608	1.90 to 1.15	5.98	7.61 to 6.81
	2010	937	20.15 to 16.02	18,637	1.90 to 1.15	3.24	8.86 to 8.05
	2009	1,016	18.65 to 14.71	18,682	1.90 to 1.15	11.87	13.82 to 12.97
	2008	1,046	16.51 to 12.92	17,079	1.90 to 1.15	0.58	(5.75) to (6.46)

Global Diversification Trust Series II	2012	3,840	12.68 to 12.29	48,086	1.90 to 1.00	1.53	13.37 to 1.48
	2011	4,183	11.18 to 10.84	46,024	1.90 to 1.15	1.65	(7.61) to (8.30)
	2010	4,572	12.10 to 11.82	54,657	1.90 to 1.15	1.80	11.01 to 10.19
	2009	5,088	10.90 to 10.73	54,994	1.90 to 1.15	1.78	34.73 to 33.73
	2008	4,707	8.09 to 8.02	37,908	1.90 to 1.15	5.46	(35.60) to (36.09)

Global Trust Series I	2012	274	14.42 to 13.35	8,009	1.75 to 0.80	2.14	20.77 to 19.62
	2011	314	12.05 to 11.06	7,575	1.75 to 0.80	1.93	(6.75) to (7.63)
	2010	361	13.05 to 11.86	9,356	1.75 to 0.80	1.52	6.90 to 5.89
	2009	408	12.32 to 11.09	9,789	1.75 to 0.80	1.61	29.09 to 27.06
	2008	486	19.74 to 9.55	8,860	1.75 to 1.40	1.86	(40.39) to (40.60)

Global Trust Series II	2012	262	17.04 to 16.24	4,392	1.85 to 1.40	1.97	19.81 to 19.27
	2011	305	14.22 to 13.62	4,280	1.85 to 1.40	1.81	(7.52) to (7.94)
	2010	330	15.38 to 14.79	5,009	1.85 to 1.40	1.34	6.06 to 5.58
	2009	352	14.50 to 14.01	5,046	1.85 to 1.40	1.44	29.28 to 28.70
	2008	386	11.22 to 10.89	4,288	1.85 to 1.40	1.68	(40.48) to (40.75)

Health Sciences Trust Series I	2012	80	29.44 to 28.26	2,304	1.75 to 1.40	0.00	30.11 to 29.65
	2011	84	22.63 to 21.8	1,861	1.75 to 1.40	0.00	9.03 to 8.65
	2010	99	20.75 to 20.06	2,017	1.75 to 1.40	0.00	14.09 to 13.69
	2009	134	18.19 to 17.64	2,396	1.75 to 1.40	0.00	29.98 to 29.53
	2008	141	13.99 to 13.62	1,940	1.75 to 1.40	0.00	(30.88) to (31.12)

Health Sciences Trust Series II	2012	313	30.23 to 12.57	9,405	1.90 to 1.00	0.00	29.16 to 0.52
	2011	284	23.40 to 17.42	6,568	1.90 to 1.15	0.00	9.13 to 8.32
	2010	320	21.61 to 15.96	6,838	1.90 to 1.15	0.00	14.15 to 13.30
	2009	345	19.07 to 13.98	6,464	1.90 to 1.15	0.00	30.05 to 29.08
	2008	394	14.77 to 10.75	5,751	1.90 to 1.15	0.00	(30.86) to (31.38)

High Yield Trust Series I	2012	109	23.95 to 19.65	2,401	1.75 to 1.40	7.78	17.33 to 16.92
	2011	129	20.41 to 16.81	2,402	1.75 to 1.40	7.79	(0.50) to (0.85)
	2010	176	20.52 to 16.95	3,254	1.75 to 1.40	35.43	12.20 to 11.81
	2009	237	18.28 to 15.16	3,896	1.75 to 1.40	10.85	52.37 to 51.84
	2008	322	12.00 to 9.99	3,433	1.75 to 1.40	7.94	(30.50) to (30.75)

High Yield Trust Series II	2012	314	22.70 to 12.64	7,170	1.90 to 1.00	7.41	16.62 to 1.09
	2011	354	19.46 to 15.75	6,915	1.90 to 1.15	8.34	(0.48) to (1.22)
	2010	385	19.70 to 15.83	7,614	1.90 to 1.15	36.39	12.24 to 11.40
	2009	508	17.69 to 14.1	8,953	1.90 to 1.15	11.26	52.59 to 51.46
	2008	513	11.68 to 9.24	5,991	1.90 to 1.15	8.22	(30.51) to (31.03)

International Core Trust Series I	2012	102	11.51 to 11.24	1,468	1.75 to 0.80	2.71	14.13 to 13.04
	2011	132	10.08 to 9.94	1,652	1.75 to 0.80	2.24	(10.29) to (11.14)
	2010	151	11.24 to 11.19	2,107	1.75 to 0.80	1.81	8.70 to 7.68
	2009	180	10.39 to 10.34	2,336	1.75 to 0.80	2.45	24.01 to 16.58
	2008	215	12.35 to 8.91	2,367	1.75 to 1.40	5.00	(39.48) to (39.69)

International Core Trust Series II	2012	84	15.81 to 12.90	1,362	1.90 to 1.00	2.39	12.65 to 3.23
	2011	113	14.04 to 10.03	1,609	1.90 to 1.15	2.19	(10.83) to (11.50)
	2010	112	15.86 to 11.25	1,800	1.90 to 1.15	1.64	8.13 to 7.32
	2009	126	14.78 to 10.4	1,878	1.90 to 1.15	2.21	17.17 to 16.29
	2008	124	12.71 to 8.88	1,590	1.90 to 1.15	4.53	(39.48) to (39.93)

International Equity Index Trust A Series I	2012	0	17.89 to 17.37	0	1.75 to 1.40	2.43	9.58 to 9.26
	2011	92	16.33 to 15.90	1,491	1.75 to 1.40	2.88	(15.43) to (15.73)
	2010	115	19.31 to 18.86	2,206	1.75 to 1.40	2.61	9.33 to 8.95
	2009	51	17.66 to 17.31	895	1.75 to 1.40	12.53	35.94 to 35.46
	2008	64	12.99 to 12.78	816	1.75 to 1.40	1.94	(45.32) to (45.51)

89

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
International Equity Index Trust A Series II	2012	0	$16.85 to $12.72	$0	1.90% to 1.15%	2.92%	9.63% to 8.93%
	2011	281	15.47 to 11.60	4,380	1.90 to 1.15	2.87	(15.40) to (16.03)
	2010	307	18.42 to 13.72	5,688	1.90 to 1.15	2.20	9.73 to 9.18
	2009	146	17.45 to 17.01	2,514	1.85 to 1.40	12.09	35.57 to 34.96
	2008	178	12.87 to 12.60	2,266	1.85 to 1.40	1.89	(45.42) to (45.67)

International Equity Index Trust B Series I	2012	81	13.22 to 13.21	1,068	1.75 to 1.40	6.96	5.78 to 5.72

International Equity Index Trust B Series II	2012	323	13.21 to 12.90	4,274	1.90 to 1.00	6.11	5.66 to 3.23

International Equity Index Trust B Series NAV	2012	225	10.71 to 10.44	2,386	1.85 to 1.40	1.24	16.12 to 15.59
	2011	239	9.22 to 9.03	2,189	1.85 to 1.40	3.28	(15.18) to (15.57)
	2010	265	10.87 to 10.69	2,866	1.85 to 1.40	2.56	9.89 to 9.40
	2009	278	9.89 to 9.78	2,734	1.85 to 1.40	3.78	36.87 to 36.26
	2008	308	7.23 to 7.17	2,216	1.85 to 1.40	2.59	(45.16) to (45.41)

International Growth Stock Series II	2012	188	12.97 to 12.72	2,438	1.90 to 1.00	3.02	3.73 to 1.78

International Opportunities Trust Series II	2012	0	13.89 to 10.40	0	1.90 to 1.15	1.97	7.06 to 6.39
	2011	196	13.06 to 9.72	2,490	1.90 to 1.15	0.68	(17.09) to (17.70)
	2010	234	15.87 to 11.72	3,620	1.90 to 1.15	1.17	12.10 to 11.26
	2009	265	14.26 to 10.46	3,655	1.90 to 1.15	0.88	35.70 to 34.68
	2008	227	10.59 to 7.71	2,323	1.90 to 1.15	0.94	(51.23) to (51.60)

International Small Company Trust Series I	2012	132	14.68 to 14.25	1,901	1.75 to 0.80	1.29	18.23 to 17.11
	2011	157	12.42 to 12.17	1,924	1.75 to 0.80	1.50	(16.89) to (17.68)
	2010	204	14.94 to 14.78	3,024	1.75 to 0.80	2.49	21.72 to 20.58
	2009	270	12.27 to 12.26	3,316	1.75 to 0.80	0.78	(1.80) to (1.93)

International Small Company Trust Series II	2012	304	14.10 to 12.96	4,329	1.90 to 1.00	1.11	16.75 to 3.71
	2011	353	12.27 to 12.08	4,291	1.90 to 1.15	1.37	(17.38) to (17.99)
	2010	394	14.85 to 14.73	5,826	1.90 to 1.15	2.51	21.06 to 20.15
	2009	441	12.27 to 12.26	5,404	1.90 to 1.15	0.77	(1.85) to (1.95)

International Value Trust Series I	2012	312	17.19 to 12.06	5,548	1.75 to 0.80	2.59	18.43 to 17.30
	2011	360	14.65 to 10.18	5,424	1.75 to 0.80	2.23	(13.55) to (14.36)
	2010	440	17.11 to 11.78	7,726	1.75 to 0.80	1.89	7.12 to 6.11
	2009	525	16.12 to 11.00	8,641	1.75 to 0.80	2.11	33.42 to 29.88
	2008	654	12.42 to 12.09	8,050	1.75 to 1.40	3.26	(43.47) to (43.67)

International Value Trust Series II	2012	622	19.11 to 12.97	12,111	1.90 to 1.00	2.48	16.82 to 3.77
	2011	708	16.36 to 10.61	11,757	1.90 to 1.15	2.12	(13.98) to (14.63)
	2010	799	19.16 to 12.33	15,513	1.90 to 1.15	1.72	6.54 to 5.74
	2009	875	18.12 to 11.58	16,005	1.90 to 1.15	1.97	34.04 to 33.04
	2008	982	13.62 to 8.64	13,483	1.90 to 1.15	3.12	(43.47) to (43.89)

Investment Quality Bond Trust Series I	2012	190	21.82 to 16.40	5,325	1.75 to 0.80	2.01	6.72 to 5.71
	2011	222	20.64 to 15.37	5,887	1.75 to 0.80	3.98	7.21 to 6.20
	2010	262	19.44 to 14.33	6,614	1.75 to 0.80	4.95	6.60 to 5.59
	2009	295	18.41 to 13.45	7,038	1.75 to 0.80	4.75	10.52 to 10.50
	2008	355	26.96 to 16.66	7,499	1.75 to 1.40	6.14	(3.04) to (3.38)

Investment Quality Bond Trust Series II	2012	1,186	18.87 to 12.45	22,845	1.90 to 1.00	1.87	5.26 to (0.39)
	2011	1,246	17.93 to 16.60	22,733	1.90 to 1.15	3.58	6.62 to 5.83
	2010	1,566	16.94 to 15.57	26,939	1.90 to 1.15	4.74	6.07 to 5.28
	2009	1,667	16.09 to 14.68	27,172	1.90 to 1.15	5.17	10.92 to 10.09
	2008	1,422	14.62 to 13.23	20,940	1.90 to 1.15	5.94	(2.95) to (3.67)

Large Cap Trust Series I	2012	0	14.66 to 14.30	0	1.75 to 1.40	1.58	13.31 to 13.18
	2011	736	12.94 to 12.64	9,502	1.75 to 1.40	1.30	(3.42) to (3.76)
	2010	860	13.40 to 13.13	11,493	1.75 to 1.40	1.06	12.16 to 11.77
	2009	948	11.94 to 11.75	11,301	1.75 to 1.40	1.92	29.03 to 28.58
	2008	1,121	9.26 to 9.14	10,360	1.75 to 1.40	1.31	(40.36) to (40.57)

90

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
Large Cap Trust Series II	2012	0	$14.51 to $14.06	$0	1.85% to 1.40%	1.30%	13.27% to 13.11%
	2011	86	12.81 to 12.43	1,096	1.85 to 1.40	1.14	(3.63) to (4.06)
	2010	88	13.29 to 12.96	1,160	1.85 to 1.40	0.89	11.96 to 11.46
	2009	86	11.87 to 11.63	1,015	1.85 to 1.40	1.71	28.74 to 28.16
	2008	94	9.22 to 9.07	860	1.85 to 1.40	1.15	(40.52) to (40.79)

Lifestyle Aggressive Trust Series I	2012	130	18.75 to 14.28	2,191	1.75 to 1.40	1.29	14.98 to 14.58
	2011	151	16.31 to 12.46	2,186	1.75 to 1.40	1.69	(7.80) to (8.12)
	2010	162	17.69 to 13.57	2,562	1.75 to 1.40	1.71	14.83 to 14.43
	2009	221	15.41 to 11.86	3,044	1.75 to 1.40	1.01	33.75 to 33.28
	2008	250	11.52 to 8.90	2,573	1.75 to 1.40	1.72	(42.80) to (43.00)

Lifestyle Aggressive Trust Series II	2012	1,511	17.64 to 12.77	27,254	1.90 to 1.00	1.16	14.23 to 2.18
	2011	1,723	15.44 to 11.35	27,075	1.90 to 1.15	1.49	(7.78) to (8.47)
	2010	2,053	16.87 to 12.31	34,935	1.90 to 1.15	1.67	14.80 to 13.94
	2009	2,338	14.81 to 10.72	34,902	1.90 to 1.15	0.86	33.91 to 32.91
	2008	2,297	11.14 to 8.01	25,699	1.90 to 1.15	1.60	(42.81) to (43.24)

Lifestyle Balanced Trust Series I	2012	1,417	17.51 to 14.42	27,608	1.75 to 0.80	2.31	10.97 to 9.92
	2011	1,380	15.93 to 12.99	24,882	1.75 to 0.80	3.25	(0.18) to (1.12)
	2010	1,410	16.11 to 13.02	26,554	1.75 to 0.80	2.51	10.86 to 9.81
	2009	1,754	14.67 to 11.74	30,229	1.75 to 0.80	4.45	28.48 to 22.49
	2008	1,855	15.63 to 11.42	24,806	1.75 to 1.40	2.84	(32.26) to (32.49)

Lifestyle Balanced Trust Series II	2012	48,964	14.93 to 13.98	846,289	2.10 to 0.35	2.03	11.31 to 9.37
	2011	52,931	13.65 to 12.56	834,569	2.10 to 0.35	3.05	0.07 to (1.66)
	2010	56,894	13.88 to 12.55	910,709	2.10 to 0.35	2.58	7.90 to 11.06
	2009	57,548	15.91 to 12.19	846,400	1.90 to 1.15	4.39	28.99 to 28.02
	2008	52,147	12.43 to 9.45	607,184	1.90 to 1.15	3.26	(32.23) to (32.74)

Lifestyle Balanced PS Series II	2012	396	13.63 to 13.16	5,272	2.00 to 0.80	1.08	9.66 to 8.34
	2011	282	12.43 to 12.15	3,438	2.00 to 0.80	2.56	(0.56) to (2.82)

Lifestyle Conservative Trust Series I	2012	413	19.85 to 15.39	9,366	1.75 to 0.80	2.73	7.65 to 6.62
	2011	470	18.61 to 14.29	9,859	1.75 to 0.80	4.05	3.40 to 2.42
	2010	547	18.17 to 13.82	11,142	1.75 to 0.80	2.61	8.25 to 7.23
	2009	617	16.95 to 12.77	11,622	1.75 to 0.80	5.00	19.60 to 16.28
	2008	751	18.51 to 14.17	11,787	1.75 to 1.40	4.02	(16.74) to (17.04)

Lifestyle Conservative Trust Series II	2012	12,375	15.29 to 14.23	220,024	2.10 to 0.35	2.63	7.89 to 6.00
	2011	12,905	14.17 to 13.42	215,912	2.10 to 0.35	3.94	3.68 to 1.89
	2010	13,932	13.67 to 13.17	229,082	2.10 to 0.35	2.57	3.52 to 5.39
	2009	12,692	15.80 to 13.72	195,831	1.90 to 1.15	5.84	20.05 to 19.15
	2008	9,579	13.26 to 11.43	125,592	1.90 to 1.15	5.28	(16.64) to (17.27)

Lifestyle Conservative PS Series II	2012	294	13.35 to 13.17	3,923	2.00 to 0.80	1.31	6.67 to 5.39
	2011	179	12.52 to 12.50	2,242	2.00 to 0.80	3.56	0.13 to (0.03)

Lifestyle Growth Trust Series I	2012	952	15.80 to 13.95	17,333	1.75 to 0.80	1.78	12.96 to 11.88
	2011	1,016	14.12 to 12.35	16,596	1.75 to 0.80	2.66	(2.38) to (3.31)
	2010	1,040	14.60 to 12.65	17,871	1.75 to 0.80	2.34	12.12 to 11.06
	2009	1,148	13.15 to 11.28	17,935	1.75 to 0.80	3.15	30.98 to 24.30
	2008	1,376	13.80 to 10.04	16,384	1.75 to 1.40	2.33	(37.49) to (37.71)

Lifestyle Growth Trust Series II	2012	57,177	15.33 to 13.43	950,403	2.10 to 0.35	1.62	13.19 to 11.21
	2011	59,614	13.78 to 11.87	893,280	2.10 to 0.35	2.46	(2.15) to (3.84)
	2010	63,087	14.34 to 12.13	981,607	2.10 to 0.35	2.24	10.73 to 14.68
	2009	64,057	15.36 to 11.47	904,376	1.90 to 1.15	3.25	31.43 to 30.44
	2008	60,322	11.77 to 8.73	659,686	1.90 to 1.15	2.50	(37.39) to (37.87)

91

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
Lifestyle Growth PS Series II	2012	723	$13.82 to $13.14	$9,600	2.00% to 0.80%	0.85%	11.55% to 10.21%
	2011	600	12.39 to 11.92	7,184	2.00 to 0.80	2.33	(0.89) to (4.63)

Lifestyle Moderate Trust Series I	2012	522	18.50 to 15.05	10,921	1.75 to 0.80	2.43	9.78 to 8.74
	2011	571	17.02 to 13.71	11,196	1.75 to 0.80	3.28	1.51 to 0.56
	2010	696	16.92 to 13.51	13,480	1.75 to 0.80	2.55	9.67 to 8.64
	2009	784	15.58 to 12.32	13,890	1.75 to 0.80	4.58	25.05 to 20.36
	2008	955	16.90 to 12.46	13,419	1.75 to 1.40	3.29	(25.29) to (25.55)

Lifestyle Moderate Trust Series II	2012	18,074	14.80 to 14.71	314,675	2.10 to 0.35	2.26	10.11 to 8.19
	2011	19,554	13.60 to 13.44	314,277	2.10 to 0.35	3.40	1.78 to 0.02
	2010	20,211	13.59 to 13.20	324,398	2.10 to 0.35	2.57	6.30 to 8.75
	2009	19,158	15.71 to 12.87	284,910	1.90 to 1.15	4.85	25.41 to 24.48
	2008	16,671	12.62 to 10.27	201,465	1.90 to 1.15	4.25	(25.23) to (25.79)

Lifestyle Moderate PS Series II	2012	411	13.56 to 13.22	5,487	2.00 to 0.80	1.35	8.68 to 7.37
	2011	180	12.48 to 12.31	2,225	2.00 to 0.80	2.78	(0.20) to (1.48)

Mid Cap Index Trust Series I	2012	46	23.15 to 18.39	1,096	1.75 to 0.80	1.33	16.54 to 15.43
	2011	61	20.05 to 15.78	1,249	1.75 to 0.80	0.55	(3.03) to (3.94)
	2010	90	20.88 to 16.27	1,921	1.75 to 0.80	1.09	24.98 to 23.80
	2009	95	16.86 to 13.02	1,630	1.75 to 0.80	1.06	34.39 to 4.16
	2008	105	12.95 to 12.55	1,341	1.75 to 1.40	0.85	(37.30) to (37.52)

Mid Cap Index Trust Series II	2012	502	20.98 to 12.74	10,639	1.90 to 1.00	1.23	15.08 to 1.92
	2011	555	18.23 to 13.68	10,194	1.90 to 1.15	0.45	(3.58) to (4.30)
	2010	620	19.05 to 14.19	11,969	1.90 to 1.15	0.82	24.37 to 23.44
	2009	678	15.43 to 11.41	10,562	1.90 to 1.15	0.85	34.82 to 33.81
	2008	713	11.53 to 8.46	8,363	1.90 to 1.15	0.70	(37.25) to (37.72)

Mid Cap Stock Trust Series I	2012	413	18.74 to 13.52	7,686	1.75 to 0.80	0.00	21.23 to 20.08
	2011	490	15.60 to 11.15	7,589	1.75 to 0.80	0.00	(9.92) to (10.77)
	2010	592	17.49 to 12.38	10,302	1.75 to 0.80	0.00	22.10 to 20.95
	2009	699	14.46 to 10.14	10,087	1.75 to 0.80	0.00	29.07 to 26.89
	2008	913	11.20 to 11.16	10,197	1.75 to 1.40	0.00	(44.55) to (44.75)

Mid Cap Stock Trust Series II	2012	626	22.46 to 12.81	14,073	1.90 to 1.00	0.00	19.70 to 2.48
	2011	737	18.76 to 12.22	13,817	1.90 to 1.15	0.00	(10.43) to (11.10)
	2010	813	21.10 to 13.64	17,115	1.90 to 1.15	0.00	21.40 to 20.50
	2009	928	17.51 to 11.23	16,195	1.90 to 1.15	0.00	29.55 to 28.58
	2008	988	13.62 to 8.67	13,396	1.90 to 1.15	0.00	(44.51) to (44.93)

Mid Value Trust Series I	2012	156	21.70 to 18.67	2,973	1.75 to 0.80	0.82	18.58 to 17.45
	2011	184	18.30 to 15.89	2,964	1.75 to 0.80	0.64	(5.68) to (6.57)
	2010	237	19.40 to 17.01	4,085	1.75 to 0.80	2.00	15.23 to 14.14
	2009	277	16.84 to 14.9	4,163	1.75 to 0.80	0.44	33.87 to 29.15

Mid Value Trust Series II	2012	538	19.04 to 18.39	10,102	1.85 to 1.40	0.63	17.62 to 17.09
	2011	619	16.18 to 15.71	9,906	1.85 to 1.40	0.50	(6.35) to (6.77)
	2010	748	17.28 to 16.85	12,804	1.85 to 1.40	1.79	14.18 to 13.67
	2009	859	15.14 to 14.82	12,905	1.85 to 1.40	0.34	43.99 to 43.34
	2008	60	10.51 to 10.34	629	1.85 to 1.40	0.81	(35.79) to (36.08)

Money Market Trust Series I	2012	516	12.54 to 12.22	8,141	1.75 to 0.80	0.00	(0.79) to (1.74)
	2011	572	12.76 to 12.32	9,187	1.75 to 0.80	0.00	(0.72) to (1.66)
	2010	642	12.97 to 12.41	10,278	1.75 to 0.80	0.00	(0.80) to (1.73)
	2009	909	13.20 to 12.51	14,419	1.75 to 0.80	0.22	(0.45) to (1.54)
	2008	1,532	18.43 to 13.41	24,158	1.75 to 1.40	1.75	0.34 to (0.01)

Money Market Trust Series II	2012	3,931	12.41 to 11.76	47,900	1.90 to 0.35	0.00	(0.34) to (1.88)
	2011	4,854	12.45 to 11.99	60,032	1.90 to 0.35	0.00	(0.28) to (1.81)
	2010	4,659	12.49 to 12.21	58,457	1.90 to 0.35	0.00	(0.15) to (1.88)
	2009	6,839	13.09 to 12.44	87,119	1.90 to 1.15	0.08	(1.07) to (1.81)
	2008	9,306	13.23 to 12.67	120,124	1.90 to 1.15	1.43	0.40 to (0.36)

92

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
Money Market Trust B Series NAV	2012	270	$12.24 to $11.93	$3,266	1.85% to 1.40%	0.04%	(1.35)% to (1.80)%
	2011	242	12.40 to 12.15	2,971	1.85 to 1.40	0.00	(1.30) to (1.75)
	2010	354	12.57 to 12.36	4,417	1.85 to 1.40	0.05	(1.34) to (1.79)
	2009	418	12.74 to 12.59	5,299	1.85 to 1.40	0.52	(0.92) to (1.37)
	2008	670	12.86 to 12.76	8,577	1.85 to 1.40	2.03	0.69 to 0.24

Mutual Shares Trust Series I	2012	53	13.02 to 12.55	691	1.55 to 0.80	1.45	13.11 to 12.26
	2011	53	11.51 to 11.18	612	1.55 to 0.80	1.05	(1.73) to (2.46)
	2010	37	11.72 to 11.47	432	1.55 to 0.80	3.98	10.63 to 9.80
	2009	9	10.59 to 10.44	98	1.55 to 0.80	0.00	22.32 to 21.71

Natural Resources Trust Series II	2012	358	32.76 to 12.79	9,937	1.90 to 1.00	0.56	2.29 to (1.67)
	2011	422	33.32 to 11.48	11,887	1.90 to 1.15	0.31	(21.29) to (21.87)
	2010	436	42.64 to 14.59	15,562	1.90 to 1.15	0.42	13.56 to 12.71
	2009	475	37.83 to 12.85	15,108	1.90 to 1.15	0.68	57.08 to 55.90
	2008	403	24.27 to 8.18	8,609	1.90 to 1.15	0.29	(52.27) to (52.63)

PIMCO All Asset (a)	2012	197	19.78 to 19.02	3,841	1.85 to 1.40	4.48	13.04 to 12.53
	2011	203	17.50 to 16.91	3,511	1.85 to 1.40	6.47	0.25 to (0.20)
	2010	200	17.46 to 16.94	3,453	1.85 to 1.40	7.01	11.14 to 10.64
	2009	182	15.71 to 15.31	2,831	1.85 to 1.40	6.86	19.63 to 19.09
	2008	181	13.13 to 12.86	2,356	1.85 to 1.40	5.27	(17.34) to (17.71)

Real Estate Securities Trust Series I	2012	68	38.80 to 36.49	2,586	1.75 to 1.40	1.66	15.62 to 15.21
	2011	79	33.56 to 31.67	2,590	1.75 to 1.40	1.37	7.95 to 7.57
	2010	101	31.09 to 29.44	3,087	1.75 to 1.40	1.83	27.4 to 26.96
	2009	119	24.40 to 23.19	2,838	1.75 to 1.40	3.49	28.36 to 27.91
	2008	135	19.01 to 18.13	2,525	1.75 to 1.40	2.96	(40.27) to (40.48)

Real Estate Securities Trust Series II	2012	341	30.00 to 12.84	9,983	1.90 to 1.00	1.50	14.87 to 2.69
	2011	351	26.12 to 13.80	8,890	1.90 to 1.15	1.22	7.99 to 7.19
	2010	432	24.37 to 12.78	10,202	1.90 to 1.15	1.62	27.40 to 26.45
	2009	474	19.27 to 10.03	8,905	1.90 to 1.15	3.26	28.55 to 27.59
	2008	501	15.10 to 7.80	7,440	1.90 to 1.15	2.85	(40.27) to (40.72)

Real Return Bond Trust Series II	2012	423	19.51 to 18.68	8,110	1.85 to 1.40	1.57	7.07 to 6.58
	2011	460	18.22 to 17.53	8,239	1.85 to 1.40	3.62	10.31 to 9.82
	2010	572	16.52 to 15.96	9,312	1.85 to 1.40	10.82	7.16 to 6.68
	2009	654	15.42 to 14.96	9,959	1.85 to 1.40	8.51	17.57 to 17.04
	2008	734	13.11 to 12.78	9,529	1.85 to 1.40	0.55	(12.77) to (13.16)

Science & Technology Trust Series I	2012	418	16.45 to 5.66	5,528	1.75 to 1.40	0.00	8.91 to 8.52
	2011	503	15.11 to 5.22	5,971	1.75 to 1.40	0.00	(9.03) to (9.34)
	2010	650	16.60 to 5.76	8,333	1.75 to 1.40	0.00	22.88 to 22.45
	2009	799	13.51 to 4.7	7,810	1.75 to 1.40	0.00	62.20 to 61.63
	2008	926	8.33 to 2.91	5,469	1.75 to 1.40	0.00	(45.22) to (45.41)

Science & Technology Trust Series II	2012	296	17.11 to 12.73	5,103	1.90 to 1.00	0.00	8.14 to 1.86
	2011	300	15.82 to 14.86	4,780	1.90 to 1.15	0.00	(9.02) to (9.70)
	2010	385	17.52 to 16.33	6,815	1.90 to 1.15	0.00	22.96 to 22.05
	2009	402	14.35 to 13.28	5,799	1.90 to 1.15	0.00	62.26 to 61.05
	2008	329	8.91 to 8.18	2,941	1.90 to 1.15	0.00	(45.17) to (45.59)

Short Term Government Income Trust Series I	2012	626	12.76 to 12.64	7,969	1.75 to 1.40	1.60	(0.21) to (0.56)
	2011	683	12.78 to 12.71	8,724	1.75 to 1.40	2.25	1.34 to 0.99
	2010	814	12.61 to 12.58	10,263	1.75 to 1.40	1.40	0.91 to 0.67

Short Term Government Income Trust Series II	2012	583	12.52 to 12.47	7,349	1.90 to 1.00	1.41	(0.22) to (0.90)
	2011	656	12.79 to 12.64	8,327	1.90 to 1.15	1.96	1.39 to 0.64
	2010	919	12.62 to 12.56	11,557	1.90 to 1.15	1.24	0.95 to 0.44

Small Cap Growth Trust Series I	2012	1	14.31 to 13.80	15	1.55 to 0.80	0.00	15.53 to 14.67
	2011	2	12.39 to 12.03	21	1.55 to 0.80	0.00	(7.56) to (8.25)

Small Cap Growth Trust Series II	2012	144	18.94 to 12.92	2,654	1.90 to 1.00	0.00	14.09 to 3.34
	2011	158	16.60 to 12.21	2,534	1.90 to 1.15	0.00	(8.07) to (8.76)
	2010	148	18.20 to 13.29	2,592	1.90 to 1.15	0.00	20.32 to 19.42
	2009	149	15.24 to 11.04	2,158	1.90 to 1.15	0.00	32.89 to 31.90
	2008	184	11.55 to 8.31	2,057	1.90 to 1.15	0.00	(40.49) to (40.94)

(a)	Sub-account which invests in non-affiliated Trust.

93

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
Small Cap Index Trust Series I	2012	19	$18.79 to $18.55	$363	1.75% to 1.40%	1.68%	14.48% to 14.08%
	2011	28	16.41 to 16.26	450	1.75 to 1.40	1.01	(5.83) to (6.15)
	2010	42	17.43 to 17.33	732	1.75 to 1.40	0.53	24.61 to 24.17
	2009	42	13.99 to 13.96	592	1.75 to 1.40	0.79	24.89 to 24.45
	2008	52	11.21 to 11.20	588	1.75 to 1.40	1.17	(34.64) to (34.87)

Small Cap Index Trust Series II	2012	411	19.46 to 18.55	7,898	1.85 to 1.40	1.80	14.20 to 13.69
	2011	436	17.04 to 16.32	7,353	1.85 to 1.40	0.93	(5.97) to (6.39)
	2010	477	18.12 to 17.43	8,568	1.85 to 1.40	0.29	24.34 to 23.79
	2009	534	14.57 to 14.08	7,710	1.85 to 1.40	0.61	24.59 to 24.03
	2008	584	11.70 to 11.35	6,780	1.85 to 1.40	1.04	(34.76) to (35.05)

Small Cap Opportunities Trust Series I	2012	50	23.93 to 23.13	1,186	1.75 to 1.40	0.00	15.21 to 14.81
	2011	55	20.77 to 20.15	1,126	1.75 to 1.40	0.09	(4.51) to (4.84)
	2010	86	21.75 to 21.18	1,864	1.75 to 1.40	0.00	27.87 to 27.42
	2009	83	17.01 to 16.62	1,404	1.75 to 1.40	0.00	32.00 to 31.54
	2008	100	12.89 to 12.63	1,276	1.75 to 1.40	2.29	(42.94) to (43.14)

Small Cap Opportunities Trust Series II	2012	266	22.45 to 12.88	6,066	1.90 to 1.00	0.00	14.41 to 3.04
	2011	289	19.62 to 10.29	5,727	1.90 to 1.15	0.06	(4.43) to (5.14)
	2010	258	20.69 to 10.77	5,378	1.90 to 1.15	0.00	27.86 to 26.91
	2009	279	16.30 to 8.42	4,528	1.90 to 1.15	0.00	32.07 to 31.08
	2008	303	12.43 to 6.38	3,770	1.90 to 1.15	2.14	(42.92) to (43.35)

Small Cap Value Trust Series II	2012	163	19.91 to 12.89	3,176	1.90 to 1.00	0.63	13.32 to 3.13
	2011	201	17.57 to 14.95	3,470	1.90 to 1.15	0.64	(0.31) to (1.05)
	2010	213	17.76 to 15.00	3,697	1.90 to 1.15	0.15	24.49 to 23.56
	2009	205	14.37 to 12.05	2,847	1.90 to 1.15	0.43	26.92 to 25.97
	2008	244	11.41 to 9.49	2,746	1.90 to 1.15	1.00	(27.11) to (27.66)

Small Company Value Trust Series I	2012	118	28.86 to 28.02	3,316	1.75 to 1.40	0.24	14.67 to 14.27
	2011	152	25.25 to 24.44	3,751	1.75 to 1.40	0.54	(2.30) to (2.64)
	2010	179	25.94 to 25.01	4,530	1.75 to 1.40	1.35	19.67 to 19.26
	2009	215	21.75 to 20.90	4,555	1.75 to 1.40	0.38	25.91 to 25.47
	2008	274	17.34 to 16.60	4,625	1.75 to 1.40	0.68	(28.07) to (28.32)

Small Company Value Trust Series II	2012	482	22.01 to 12.93	10,774	1.90 to 1.00	0.12	13.91 to 3.47
	2011	560	19.32 to 12.95	10,926	1.90 to 1.15	0.36	(2.33) to (3.05)
	2010	644	19.93 to 13.26	12,957	1.90 to 1.15	1.17	19.77 to 18.88
	2009	721	16.76 to 11.07	12,174	1.90 to 1.15	0.23	26.02 to 25.08
	2008	787	13.40 to 8.78	10,642	1.90 to 1.15	0.47	(28.05) to (28.59)

Smaller Company Growth Trust Series I	2012	105	16.99 to 16.81	1,785	1.75 to 1.40	0.00	14.60 to 14.19
	2011	123	14.83 to 14.72	1,827	1.75 to 1.40	0.00	(8.40) to (8.72)
	2010	164	16.19 to 16.12	2,651	1.75 to 1.40	0.00	23.31 to 22.88
	2009	176	13.13 to 13.12	2,310	1.75 to 1.40	0.00	5.03 to 4.98

Smaller Company Growth Trust Series II	2012	146	16.89 to 16.65	2,451	1.85 to 1.40	0.00	14.36 to 13.84
	2011	164	14.77 to 14.63	2,411	1.85 to 1.40	0.00	(8.58) to (8.99)
	2010	199	16.15 to 16.07	3,214	1.85 to 1.40	0.00	23.12 to 22.56
	2009	202	13.12 to 13.11	2,643	1.85 to 1.40	0.00	4.96 to 4.89

Strategic Income Opportunities Trust Series I	2012	257	20.69 to 20.08	5,299	1.75 to 1.40	6.43	11.28 to 10.89
	2011	309	18.60 to 18.10	5,728	1.75 to 1.40	9.88	0.61 to 0.26
	2010	400	18.48 to 18.06	7,359	1.75 to 1.40	7.31	1.61 to 1.56

Strategic Income Opportunities Trust Series II	2012	480	19.73 to 12.61	9,645	1.90 to 1.00	6.13	10.48 to 0.91
	2011	580	17.86 to 12.79	10,540	1.90 to 1.15	10.00	0.72 to (0.03)
	2010	687	17.86 to 12.70	12,430	1.90 to 1.15	23.27	1.57 to 1.45
	2009	95	16.21 to 15.81	1,517	1.85 to 1.40	6.15	24.68 to 24.12
	2008	85	13.00 to 12.73	1,094	1.85 to 1.40	9.19	(10.04) to (10.44)

Total Bond Market Trust A Series II	2012	0	13.45 to 13.43	0	2.10 to 1.15	10.63	2.48 to 1.66
	2011	360	13.21 to 13.12	5,218	2.10 to 1.15	5.36	5.62 to 4.62
	2010	103	12.63 to 12.42	1,348	2.10 to 1.15	3.04	(0.61) to 1.01
	2009	24	13.70 to 12.35	325	1.85 to 1.20	2.06	2.30 to (1.19)
	2008	30	13.49 to 13.39	400	1.85 to 1.40	1.78	4.05 to 3.58

94

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
					Expense Ratio
		Units	Unit Fair Value	Assets	Highest to	Investment	Total Return Highest to
Sub-account	Year	(000s)	Highest to Lowest	(000s)	Lowest*	Income Ratio**	Lowest***
Total Bond Market Trust A Series NAV	2012	0	$14.93 to $14.55	$0	1.55% to 0.80%	9.85%	2.96% to 2.31%
	2011	69	14.50 to 14.22	991	1.55 to 0.80	3.71	6.33 to 5.54
	2010	49	13.64 to 13.47	661	1.55 to 0.80	4.49	4.99 to 4.20
	2009	13	12.99 to 12.93	172	1.55 to 0.80	6.81	3.94 to 3.43

Total Bond Market Trust B Series II	2012	560	12.44 to 12.42	6,971	2.10 to 1.00	4.52	(0.47) to (0.62)

Total Bond Market Trust B Series NAV	2012	89	12.47 to 12.46	1,105	1.55 to 0.80	5.86	(0.24) to (0.36)

Total Return Trust Series I	2012	568	22.85 to 16.43	13,410	1.75 to 0.80	1.83	7.62 to 6.59
	2011	711	21.43 to 15.26	15,653	1.75 to 0.80	4.15	3.09 to 2.11
	2010	868	20.99 to 14.81	18,679	1.75 to 0.80	2.29	6.79 to 5.78
	2009	1,056	19.84 to 13.86	21,410	1.75 to 0.80	3.99	11.62 to 10.41
	2008	1,166	18.54 to 17.78	21,108	1.75 to 1.40	4.56	1.33 to 0.98

Total Return Trust Series II	2012	1,471	19.40 to 12.46	29,267	1.90 to 1.00	1.79	6.24 to (0.34)
	2011	1,576	18.26 to 17.12	29,434	1.90 to 1.15	3.95	2.52 to 1.76
	2010	1,929	17.94 to 16.70	35,302	1.90 to 1.15	2.09	6.18 to 5.38
	2009	2,189	17.03 to 15.73	37,904	1.90 to 1.15	3.93	12.06 to 11.23
	2008	1,984	15.31 to 14.04	30,864	1.90 to 1.15	4.70	1.43 to 0.67

Total Stock Market Index Trust Series I	2012	36	13.49 to 13.29	482	1.75 to 1.40	1.57	13.89 to 13.49
	2011	35	11.84 to 11.71	415	1.75 to 1.40	1.18	(1.12) to (1.46)
	2010	42	11.97 to 11.89	496	1.75 to 1.40	1.23	15.57 to 15.17
	2009	55	10.36 to 10.32	564	1.75 to 1.40	1.40	27.08 to 26.63
	2008	76	8.15 to 8.15	620	1.75 to 1.40	1.44	(38.08) to (38.29)

Total Stock Market Index Trust Series II	2012	414	17.90 to 17.07	7,222	1.85 to 1.40	1.29	13.61 to 13.10
	2011	466	15.76 to 15.09	7,180	1.85 to 1.40	1.01	(1.23) to (1.67)
	2010	528	15.95 to 15.35	8,253	1.85 to 1.40	1.08	15.26 to 14.75
	2009	603	13.84 to 13.37	8,170	1.85 to 1.40	1.36	26.74 to 26.17
	2008	715	10.92 to 10.60	7,664	1.85 to 1.40	1.31	(38.16) to (38.44)

Ultra Short Term Bond Trust Series I	2012	0	12.36 to 12.14	0	1.55 to 0.80	0.60	(0.27) to (1.02)
	2011	2	12.39 to 12.27	20	1.55 to 0.80	1.95	(0.67) to (1.41)

Ultra Short Term Bond Trust Series II	2012	589	12.42 to 11.91	7,126	2.10 to 0.35	1.16	0.02 to (1.73)
	2011	448	12.42 to 12.12	5,491	2.10 to 0.35	2.10	(0.43) to (2.15)
	2010	81	12.47 to 12.38	1,010	2.10 to 0.35	1.48	(0.23) to (0.95)

US Equity Trust Series I	2012	762	12.72 to 12.69	9,907	1.75 to 1.40	2.09	1.80 to 1.56

US Equity Trust Series II	2012	81	12.70 to 12.67	1,030	1.85 to 1.40	1.73	1.63 to 1.32

Utilities Trust Series I	2012	75	23.35 to 22.41	1,713	1.75 to 1.40	3.62	12.07 to 11.67
	2011	92	20.83 to 20.07	1,886	1.75 to 1.40	3.45	5.17 to 4.80
	2010	107	19.81 to 19.15	2,093	1.75 to 1.40	2.23	12.34 to 11.95
	2009	153	17.63 to 17.11	2,649	1.75 to 1.40	4.94	31.91 to 31.45
	2008	151	13.37 to 13.01	1,985	1.75 to 1.40	2.73	(39.50) to (39.71)

Utilities Trust Series II	2012	138	35.70 to 34.04	4,750	1.85 to 1.40	3.41	11.78 to 11.27
	2011	155	31.94 to 30.59	4,795	1.85 to 1.40	3.43	5.10 to 4.63
	2010	178	30.39 to 29.24	5,251	1.85 to 1.40	2.17	12.04 to 11.54
	2009	206	27.13 to 26.21	5,422	1.85 to 1.40	4.70	31.61 to 31.02
	2008	217	20.61 to 20.00	4,346	1.85 to 1.40	2.45	(39.59) to (39.86)

Value Trust Series I	2012	134	28.68 to 15.53	4,230	1.75 to 0.80	0.79	16.48 to 15.38
	2011	155	24.86 to 13.34	4,240	1.75 to 0.80	1.05	0.18 to (0.77)
	2010	181	25.05 to 13.31	4,974	1.75 to 0.80	0.98	21.25 to 20.10
	2009	208	20.86 to 10.98	4,741	1.75 to 0.80	1.31	38.73 to 29.28
	2008	268	17.09 to 15.04	4,384	1.75 to 1.40	0.98	(41.70) to (41.90)

Value Trust Series II	2012	159	21.96 to 12.67	3,411	1.90 to 1.00	0.64	14.97 to 1.35
	2011	175	19.10 to 14.23	3,236	1.90 to 1.15	0.86	(0.32) to (1.06)
	2010	202	14.27 to 19.30	3,772	1.90 to 1.15	0.79	20.57 to 19.67
	2009	214	16.13 to 11.84	3,344	1.90 to 1.15	1.14	39.18 to 38.14
	2008	231	11.68 to 8.50	2,622	1.90 to 1.15	0.77	(41.64) to (42.07)

95

John Hancock Life Insurance Company of New York Separate Account A

Notes to Financial Statements — (continued)

December 31, 2012

7.	Unit Values — (continued)

*

These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

**

These ratios, which are not annualized, represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

***

These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

96

PART C OTHER INFORMATION

Guide to Name Changes and Successions:

NAME CHANGES

DATE OF CHANGE	OLD NAME	NEW NAME
October 1, 1997	FNAL Variable Account	The Manufacturers Life Insurance Company of New York Separate Account A
October 1, 1997	First North American Life Assurance Company	The Manufacturers Life Insurance Company of New York
November 1, 1997	NAWL Holding Co., Inc.	Manulife-Wood Logan Holding Co., Inc.
September 24, 1999	Wood Logan Associates, Inc.	Manulife Wood Logan, Inc
January 1, 2005	The Manufacturers Life Insurance Company of New York Separate Account A	John Hancock Life Insurance Company of New York Separate Account A
January 1, 2005	The Manufacturers Life Insurance Company of New York	John Hancock Life Insurance Company of New York Separate Account A.
January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC
January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America (“Manulife North America”) merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America’s assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

* * * * *

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

	(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A. [FILED HEREWITH]

	(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company of New York. [FILED HEREWITH]

(b)	Exhibits

	(1)	(a)	Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account—Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

		(b)	Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account—Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

		(c)	Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E—Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

	(2)	Agreements for custody of securities and similar investments—NOT APPLICABLE.

	(3)	(a)	Underwriting and Distribution Agreement dated January 1, 2002, incorporated by reference to Exhibit 24(b)(3)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

	(b)	General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(b) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

	(c)	Amended and Restated Underwriting and Distribution Agreement dated December 1, 2009, incorporated by reference to Exhibit 24(b)(3)(c) to Post-Effective Amendment No. 4 to Registration Statement, File No. 333- 146590, filed on February 1, 2010.

(4)	(a)	Form of Specimen Contract: Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating—Incorporated by reference to Exhibit (b)(4)(a) to Form N-4 on pre-effective amendment no. 2 to this registration statement, file no 333-138846, filed February 12, 2007.

	(b)	Form of Specimen Income Plus for Life Rider, incorporated by reference to Exhibit 24 (b)(4)(b)(vi) to Post- Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

	(d)	Form of Specimen Principal Plus for Life Rider, incorporated by reference to Exhibit 24 (b)(4)(b)(vii) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

	(e)	Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to Exhibit 24 (b)(4)(b)(viii) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

	(f)	Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Exhibit 24 (b)(4)(b)(x) to Post-Effective Amendment No. 30 to Registration Statement, File No. 033-79112, filed on April 28, 2008.

	(g)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08-NY), incorporated by reference to Exhibit 24 (b)(4)(b)(xi) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.

	(h)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08-NY), incorporated by reference to Exhibit 24 (b)(4)(b)(xii) to Post-Effective Amendment No. 33 to Registration Statement, File No. 033-79112, filed on June 13, 2008.

(5)	(a)	Form of Specimen Application: Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating—Incorporated by reference to Exhibit (b)(5)(a) to Form N-4 on pre-effective amendment no. 2 to this registration statement, filed February 12, 2007.

	(b)	Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture Vantage (APPVTG0507-NY), incorporated by reference to Exhibit 24(b)(5)(b) to Post-Effective Amendment No. 4 to this Registration Statement, File No. 333-138846, filed on June 13, 2008.

	(c)	Form of Flexible Payment Deferred Variable Annuity Application for Venture Vantage (APPVTG0507-NY) (0908: 10223), incorporated by reference to Exhibit 24(b)(5)(c) to Post-Effective Amendment No. 5 to this Registration Statement, File No. 333-138846, filed on August 29, 2008.

(6)	(a) (i)	Declaration of Intention and Charter of First North American Life Assurance Company—Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

	(a) (ii)	Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company—Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

	(a) (iii)	Certificate of amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York—Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33- 46217, filed February 25, 1998.

	(a) (iv)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005. Incorporated by reference to Exhibit (b)(6)(a)(iv) to post-effective amendment no. 1 to this registration statement, filed May 1, 2007.

	(a) (v)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006. Incorporated by reference to Exhibit (b)(6)(a)(v) to post-effective amendment no. 1 to this registration statement, filed May 1, 2007.

	(a) (vi)	Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of December 17, 2009, incorporated by reference to Exhibit 24(b)(6)(a)(vi) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on April 30, 2010.

	(b) (i)	By-Laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006, incorporated by reference to Exhibit 24(b)(6)(b)(i) to Post-Effective Amendment No. 1 to this Registration Statement, File No. 333-138846, filed on May 1, 2007.

	(b) (ii)	John Hancock Life Insurance Company of New York, Amended and Restated By-Laws, as adopted on November 19, 2009, incorporated by reference to Exhibit 24(b)(6)(b)(ii) to Post- Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on May 3, 2010.

	(iii)	John Hancock Life Insurance Company of New York, Amended and Restated By-Laws, as adopted on December 14, 2010, incorporated by reference to Exhibit 24(b)(6)(b)(iii) to Post-Effective Amendment No. 1 to Registration Statement, File No. 333-169797, filed on February 22, 2011.

(7)	Contract of reinsurance in connection with the variable annuity contracts being offered.

	(a)	Automatic Reinsurance Agreement between John Hancock Life Insurance Company of New York (formerly The Manufacturers Life Insurance Company of New York) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(b) (i)	Variable Annuity Reinsurance Agreement between John Hancock Life Insurance Company of New York (formerly The Manufacturers Life Insurance Company of New York) and ACE Tempest Life Reinsurance Ltd., effective June 30, 2000, incorporated by reference to Exhibit 24(b)(7)(b)(i) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

	(b) (ii)	Variable Annuity GMIB Reinsurance Agreement between John Hancock Life Insurance Company of New York (formerly The Manufacturers Life Insurance Company of New York) and ACE Tempest Life Reinsurance Ltd., effective December 1, 2002, incorporated by reference to Exhibit 24(b)(7)(b)(ii) to Post- Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 20, 2009.]

(8)	Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

	(a)	Administrative Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.), effective January 1, 2001, incorporated by reference to Exhibit 24(b)(8)(a) to Post-Effective Amendment No. 5 to Registration Statement, File No. 333-61283, filed on April 30, 2002.

	(b)	Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company—Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

	(c) (i)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock

Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

	(ii)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

	(iii)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

	(iv)	Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

	(v)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

	(vi)	Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24, File No. 333-70728, filed on April 28, 2008.

(9)	Opinion of Counsel and consent to its use as to the legality of the securities being registered—Incorporated by reference to Exhibit (b)(9) to Form N-4 on pre-effective amendment no. 2 to this registration statement, filed February 12, 2007.

(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm. [FILED HEREWITH]

(11)	All financial statements omitted from Item 23, Financial Statements—NOT APPLICABLE.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners—NOT APPLICABLE.

(13)	Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21—Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

(14)	(a)	Powers of Attorney for John D. DesPrez, III, Thomas Borshoff, James R. Boyle, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Bradford J. Race, Jr., Rex Schlaybaugh, Jr., and John G. Vrysen—incorporated by reference to Exhibit 24(b)(14)(a) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-138846, filed on May 3, 2010.

	(b)	Power of Attorney for Steven Finch, incorporated by reference to Exhibit 24(b)(14)(b) to Post-Effective Amendment No. 9 to this Registration Statement, File No. 333-138846, filed August 2, 2010.

	(c)	Power of Attorney for Paul M. Connolly, incorporated by reference to Exhibit 24(b)(14)(c) to Post-Effective Amendment No. 11 to this Registration Statement, filed on May 2, 2011.

	(d)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(b)(14)(d) to Post-Effective Amendment No. 13 to this Registration Statement, File No. 333-138846, filed on April 30, 2012.

	(e)	Power of Attorney for Craig Bromley. [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

EFFECTIVE AS OF MARCH 26, 2013

Name and Principal Business Address	Position with Depositor
Craig Bromley***	Chairman and President
James D. Gallagher*	Director, Executive Vice President and General Counsel
Thomas Borshoff*	Director
Paul M. Connolly*	Director
Michael Doughty***	Director and Executive Vice President
Steven Finch*	Executive Vice President and Chief Financial Officer
Ruth Ann Fleming*	Director
Scott S. Hartz***	Director, Executive Vice President and Chief Investment Officer – U.S. Investments
Rex Schlaybaugh, Jr.*	Director
John G. Vrysen*	Director and Senior Vice President
Marc Costantini*	Executive Vice President
Hugh McHaffie*	Executive Vice President
Kevin J. Cloherty*	Senior Vice President
Peter Gordon***	Senior Vice President
Allan Hackney*	Senior Vice President and Chief Information Officer
Gregory Mack*	Senior Vice President
Steven Moore**	Senior Vice President and Treasurer
Diana L. Scott*	Senior Vice President
Alan R. Seghezzi***	Senior Vice President
Anthony Teta***	Senior Vice President
Brooks Tingle***	Senior Vice President
Emanuel Alves*	Vice President, Counsel, and Corporate Secretary
John C. S. Anderson***	Vice President
Roy V. Anderson*	Vice President
Abigail M. Armstrong***	Vice President
Kevin Askew††	Vice President
Arnold Bergman*	Vice President
Ann Birle†	Vice President
Stephen J. Blewitt***	Vice President
Robert Boyda*	Vice President
David Campbell	Vice President and Chief Risk Officer
Bob Carroll*	Vice President
Brian Collins†	Vice President
Art Creel*	Vice President
John J. Danello*	Vice President
Anthony J. Della Piana***	Vice President
Brent Dennis***	Vice President
Robert Donahue††	Vice President
Edward Eng**	Vice President
Paul Gallagher†††	Vice President
Ann Gencarella***	Vice President
Richard Harris**	Vice President and Appointed Actuary
John Hatch*	Vice President
Eugene Xavier Hodge, Jr.***	Vice President
James C. Hoodlet***	Vice President
Roy Kapoor**	Vice President
Mitchell Karman***	Vice President, Chief Compliance Officer, and Counsel
Frank Knox*	Vice President, Chief Compliance Officer – Retail Funds/Separate Accounts
Hung Ko**	Vice President, Treasury
Cynthia Lacasse***	Vice President
Denise Lang**	Vice President
Robert Leach*	Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

EFFECTIVE AS OF MARCH 26, 2013

Name and Principal Business Address	Position with Depositor
Scott Lively*	Vice President
Cheryl Mallett**	Vice President
Nathaniel I. Margolis***	Vice President
John Maynard†	Vice President
Janis K. McDonough***	Vice President
Scott A. McFetridge***	Vice President
William McPadden***	Vice President
Maureen Milet***	Vice President and Chief Compliance Officer - Investments
Peter J. Mongeau†	Vice President
Scott Morin*	Vice President
Tom Mullen*	Vice President
Scott Navin***	Vice President
Betty Ng**	Vice President
Nina Nicolosi*	Vice President
Jacques Ouimet†	Vice President
Gary M. Pelletier***	Vice President
Tracy Polsgrove*	Vice President
Krishna Ramdial**	Vice President, Treasury
S. Mark Ray***	Vice President
Jill Rebman**	Vice President
George Revoir*	Vice President
Mark Rizza*	Vice President
Andrew Ross**	Vice President
Lisa Anne Ryan†	Vice President
Thomas Samoluk*	Vice President
Martin Sheerin*	Vice President
Gordon Shone*	Vice President
Rob Stanley*	Vice President
Tony Todisco††	Vice President
Simonetta Vendittelli*	Vice President and Controller
Peter de Vries*	Vice President
Linda A. Watters*	Vice President
Joseph P. Welch†	Vice President
Jeffery Whitehead*	Vice President
Henry Wong***	Vice President

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon Street, Boston, MA 02117
****	Principal business office is 164 Corporate Drive Portsmouth, NH 03801
†	Principal business office is 200 Berkeley Street, Boston, MA 02116
††	Principal business office is 380 Stuart Street, Boston, MA 02116
†††	Principal business office is 200 Clarendon Street, Boston, MA 02116
††††	Principal business office is 25 Water Street South, Kitchener, ON Canada N2G 4Y5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company of New York (the “Company”), operated as a unit investment trust. Registrant supports certain benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2012 appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2012

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
NAL Resources Management Limited (Canada)
Manulife Bank of Canada (Canada)
Manulife Canada Ltd. (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
83.5%
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Holdings Limited (England)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
PT Asuransi Jiwa Manulife Indonesia (1) (Indonesia)
95%
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
95.1%
99.9999%
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manulife Investments Japan Limited
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Ltd. (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife Holdings Berhad* (Malaysia)
59.45%
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
35.19%
John Hancock Investment Management Services, LLC (2) (Delaware)
54.29%
4.76%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company

(2) The remaining 4.76% equity of John Hancock Investment Management Services, LLC is held by John Hancock Retirement Plan Services LLC

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.

As of March 31, 2013, there were 644 qualified and 337 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section 1. General. The Corporation shall indemnify any person who is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal or administrative (other than by or in the right of the Corporation except as provided in Section 2 of Article VII hereof) by reason of the fact that the person:

(a)	is or was a Director, officer or employee of the Corporation, or

(b)	is or was serving at the specific request of the Corporation as a Director, officer, employee or trustee of another corporation, partnership, joint venture, trust or other enterprise,

against all expenses (including but not limited to solicitors’ and attorneys’ fees) judgments, fines and amounts in settlement, actually and reasonably incurred by the person in connection with such action, suit or proceeding (other than those specifically excluded below) if the person acted honestly, in good faith, with a view to the best interests of the Corporation or the enterprise the person is serving at the request of the Corporation, and within the scope of his or her authority and normal activities, and, in the case of any criminal or administrative action or proceeding, the person had reasonable grounds for believing that his or her conduct was lawful.

The termination of any action, suit or proceeding by judgment, order, settlement or conviction shall not of itself create a presumption that the person did not act honestly and in good faith with a view to the best interests of the Corporation and, with respect to any criminal action or proceeding, that the person did not have reasonable grounds for believing that his or her conduct was lawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a)	Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY	CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter

(b)	John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Michael Doughty***, Edward Eng**, Steven Finch***, Alan Seghezzi***, Christopher Walker** and Karen Walsh*) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon St, Boston, MA 02116

(c) None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company (“Manulife”). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

(a)	Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

John Hancock Life Insurance Company of New York (the “Company”) hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

(b)	Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

The Company is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)	Undertakings Pursuant to Item 32 of Form N-4

(1)	The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)	The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 26th day of April, 2013.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

(Registrant)

By:	JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Craig Bromley
Craig Bromley
Chairman and President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By:	/s/ Craig Bromley
Craig Bromley
Chairman and President

SIGNATURES

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 26th day of April, 2013.

Signature	Title

/s/ Craig Bromley	Chairman and President
Craig Bromley	(Principal Executive Officer)

/s/ Steven Finch	Executive Vice President and Chief Financial Officer
Steven Finch	(Principal Financial Officer)

/s/ Simonetta Vendittelli	Vice President and Controller
Simonetta Vendittelli	(Principal Accounting Officer)

*	Director
Thomas Borshoff

*	Director
Paul M. Connolly

*	Director
Ruth Ann Fleming

*	Director
James D. Gallagher

*	Director
Scott S. Hartz

*	Director
Rex Schlaybaugh, Jr.

*	Director
John G. Vrysen

*/s/ Thomas J. Loftus	Senior Counsel—Annuities
Thomas J. Loftus
Pursuant to Power of Attorney

EXHIBIT INDEX

Item No.	Description
24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(14)(e)	Power of Attorney for Craig Bromley